Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of June 30, 2025 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 80.7%
Business Services — 10.5%
AArete Investment, LLC	Delayed Draw	1.00%			6/5/2031	USD	6,657,459	$(82,740)	$(83,218)	[1,2,3]
AArete Investment, LLC	First Lien Term Loan	8.82%	SOFR	450	6/5/2031	USD	7,747,354	7,651,377	7,650,512	[1,3,4]
AArete Investment, LLC	Revolver	0.50%			6/5/2031	USD	2,965,116	(36,634)	(37,064)	[1,2,3]
Accordion Partners LLC	Delayed Draw	9.56%	SOFR	525	11/15/2031	USD	6,847,827	1,030,326	1,084,035	[1,3,4,5]
Accordion Partners LLC	First Lien Term Loan	9.55%	SOFR	525	11/15/2031	USD	40,086,957	39,711,472	39,753,277	[1,3,4]
Accordion Partners LLC	Revolver	9.57%	SOFR	525	11/15/2031	USD	4,565,217	501,875	535,733	[1,3,4,5]
Alert SRC Newco LLC	Delayed Draw	9.33%	SOFR	500	12/11/2030	USD	1,307,948	85,903	86,434	[1,3,4,5]
Alert SRC Newco LLC	First Lien Term Loan	9.32%	SOFR	500	12/11/2030	USD	4,044,501	3,988,033	3,988,217	[1,3,4]
Alert SRC Newco LLC	Revolver	0.50%			12/11/2030	USD	392,384	(5,353)	(5,460)	[1,2,3]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.72%	SOFR	550	5/23/2029	USD	2,450,250	2,411,354	2,422,039	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.47%	SOFR	625	5/23/2029	USD	22,162,500	21,760,483	22,011,609	[1,3,4]
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	8.64%	SOFR	450	12/16/2027	USD	50,000,000	3,295,301	3,750,000	[1,3,4,5]
AMCP Clean Acquisition Company, LLC	Delayed Draw	9.05%	SOFR	475	6/15/2028	USD	839,644	449,652	457,085	[1,3,4,5,6]
Amerit Fleet Parent, LLC	Delayed Draw	9.58%	SOFR	525	1/27/2032	USD	12,502,155	8,925,772	8,903,827	[1,3,4,5]
Amerit Fleet Parent, LLC	First Lien Term Loan	9.58%	SOFR	525	1/27/2032	USD	27,348,463	27,315,702	27,271,273	[1,3,4]
Amerit Fleet Parent, LLC	Revolver	9.58%	SOFR	525	1/27/2032	USD	6,251,077	2,094,083	2,083,318	[1,3,4,5]
AmSpec Parent LLC	Delayed Draw	1.00%			12/20/2031	USD	4,000,000	(19,347)	25,000	[1,2]
Analytic Partners, LP	First Lien Term Loan	9.07%	SOFR	475	12/11/2029	USD	9,152,370	9,089,174	9,139,534	[1,3,4,6]
Analytic Partners, LP	Revolver	0.50%			12/11/2029	USD	1,236,807	(8,365)	(1,735)	[1,2,3,6]
Any Hour, LLC	Delayed Draw	9.55%	SOFR	525	5/23/2030	USD	7,608,674	629,642	549,462	[1,3,4,5]
Any Hour, LLC	First Lien Term Loan	9.55%	SOFR	525	5/23/2030	USD	25,883,090	25,549,561	25,258,598	[1,3,4]
Any Hour, LLC	Revolver	9.55%	SOFR	525	5/23/2030	USD	3,807,107	2,503,992	2,458,905	[1,3,4,5]
Applied Technical Services, LLC	Delayed Draw	1.00%			4/8/2031	USD	4,080,336	(26,285)	(39,204)	[1,2,3,6]
Applied Technical Services, LLC	Delayed Draw	9.55%	SOFR	525	4/8/2031	USD	4,080,336	1,346,689	1,333,740	[1,3,4,5,6]
Applied Technical Services, LLC	First Lien Term Loan	9.55%	SOFR	525	4/8/2031	USD	80,827,265	80,002,711	80,050,683	[1,3,4,6]
Applied Technical Services, LLC	Revolver	11.75%	PRIME	425	4/8/2031	USD	8,160,673	1,409,030	1,413,353	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AQ Carver Buyer, Inc.	First Lien Term Loan	9.82%	SOFR	550	8/2/2029	USD	29,550,000	$29,101,236	$29,272,969	[1,4]
Archer Acquisition, LLC	Delayed Draw	9.39%	SOFR	500	10/6/2029	USD	619,661	173,188	172,196	[1,3,4,5]
Archer Acquisition, LLC	First Lien Term Loan	9.40%	SOFR	500	10/6/2029	USD	6,451,534	6,375,158	6,415,471	[1,3,4]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	130,587	(3,918)	(222)	[1,2,3]
Ares Holdings LLC	First Lien Term Loan	9.33%	SOFR	500	11/18/2027	USD	2,238,610	2,220,643	2,230,765	[1,3,4,6]
Ares Holdings LLC	Revolver	9.31%	SOFR	500	11/18/2027	USD	1,014,320	182,858	186,912	[1,3,4,5,6]
ATIS Acquisition, Inc.	Delayed Draw	9.30%	SOFR	500	9/24/2030	USD	2,463,444	100,197	125,757	[1,3,4,5,6]
ATIS Acquisition, Inc.	First Lien Term Loan	9.30%	SOFR	500	9/24/2030	USD	2,451,449	2,423,794	2,361,688	[1,3,4,6]
ATIS Acquisition, Inc.	Revolver	0.50%			9/24/2030	USD	739,130	(8,077)	-	[1,2,3,6]
Auxey Bidco Limited	First Lien Term Loan	10.76%	SOFR	600	6/29/2027	USD	14,812,500	14,631,921	14,812,500	[1,3,4]
AVSC Holding Corp.	First Lien Term Loan	9.33%	SOFR	500	12/5/2031	USD	18,108,525	17,766,038	17,992,487	[1,3,4,6]
AVSC Holding Corp.	Revolver	0.50%			12/5/2029	USD	240,543	541	3,269	[1,2,3]
AVSC Holding Corp.	Revolver	11.50%	PRIME	500	12/5/2029	USD	1,900,993	726,104	748,216	[1,3,4,5,6]
AWP Group Holdings, Inc.	Delayed Draw	9.08%	SOFR	475	12/23/2030	USD	13,577,221	13,516,470	13,577,221	[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	9.08%	SOFR	475	12/23/2030	USD	26,441,281	9,296,454	9,438,004	[1,3,4,5,6]
AWP Group Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/23/2030	USD	32,156,510	31,652,376	32,156,510	[1,3,4]
AWP Group Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/23/2030	USD	20,451,071	20,317,686	20,451,071	[1,3,4,6]
AWP Group Holdings, Inc.	Revolver	9.08%	SOFR	475	12/23/2030	USD	14,245,818	5,425,665	5,506,886	[1,3,4,5]
AWT Holding, Inc.	Delayed Draw	10.44%	SOFR	625	12/17/2027	USD	1,346,716	252,428	269,370	[1,3,4,5]
AWT Holding, Inc.	First Lien Term Loan	10.44%	SOFR	625	12/17/2027	USD	811,083	800,506	811,083	[1,3,4]
AWT Holding, Inc.	Revolver	0.50%			12/17/2027	USD	134,668	(1,686)	-	[1,2,3]
BC Group Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/21/2026	USD	1,108,009	1,095,275	1,100,908	[1,3,4,6]
Benecon Midco II LLC	First Lien Term Loan	9.55%	SOFR	525	1/23/2031	USD	74,437,500	73,487,079	74,489,606	[1,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	6,500,000	(77,435)	-	[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	9.30%	SOFR	500	7/10/2031	USD	1,521,000	188,164	221,130	[1,3,4,5]
Bingo Group Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	7/10/2031	USD	4,888,435	4,833,286	4,937,320	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	0.50%			7/10/2031	USD	208,000	(2,274)	2,080	[1,2,3]
Bingo Group Buyer, Inc.	Revolver	9.30%	SOFR	500	7/10/2031	USD	377,000	7,386	15,230	[1,3,4,5]
Bluejack Fire Acquisition, Inc.	Delayed Draw	1.00%			1/24/2031	USD	1,310,926	(15,805)	(14,306)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bluejack Fire Acquisition, Inc.	First Lien Term Loan	9.07%	SOFR	475	1/24/2031	USD	917,648	$906,799	$907,634	[1,3,4,6]
Bluejack Fire Acquisition, Inc.	Revolver	0.50%			1/24/2031	USD	272,282	(3,161)	(2,971)	[1,2,3,6]
BSC Top Shelf Blocker, LLC	Revolver	0.50%			6/28/2029	USD	294,353	(4,130)	(736)	[1,2,3]
Career Certified, LLC	Delayed Draw	1.00%			2/19/2031	USD	6,213,592	(60,304)	(68,684)	[1,2,3]
Career Certified, LLC	First Lien Term Loan	9.30%	SOFR	500	2/19/2031	USD	29,126,214	28,848,068	28,804,259	[1,3,4]
Career Certified, LLC	Revolver	0.50%			2/19/2031	USD	4,660,194	(43,822)	(51,513)	[1,2,3]
CGI Parent, LLC	First Lien Term Loan	8.78%	SOFR	450	2/14/2028	USD	18,641,009	18,412,928	18,568,213	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.82%	SOFR	450	2/14/2028	USD	1,327,501	1,315,651	1,322,317	[1,3,4]
Chronicle Parent LLC	Delayed Draw	1.00%			4/15/2031	USD	18,888,889	(185,585)	(121,220)	[1,2,3]
Chronicle Parent LLC	First Lien Term Loan	9.32%	SOFR	500	4/15/2031	USD	59,814,815	59,232,138	59,430,953	[1,3,4]
Chronicle Parent LLC	Revolver	0.50%			4/15/2031	USD	6,296,297	(60,795)	(40,407)	[1,2,3]
Circana Group, L.P.	First Lien Term Loan	8.83%	SOFR	450	12/1/2028	USD	13,347,626	13,347,626	13,347,626	[1,3,4,6]
Circana Group, L.P.	Revolver	11.00%	PRIME	350	12/1/2028	USD	977,325	6,857	13,962	[1,3,4,5,6]
Cobalt Service Partners, LLC	Delayed Draw	9.05%	SOFR	475	10/11/2031	USD	26,470,587	7,081,900	7,332,352	[1,3,4,5]
Cobalt Service Partners, LLC	First Lien Term Loan	9.05%	SOFR	475	10/11/2031	USD	8,529,412	8,450,413	8,529,412	[1,3,4]
Cobalt Service Partners, LLC	Revolver	0.50%			10/11/2031	USD	3,176,471	(28,557)	-	[1,2,3]
Command Holding Corp.	Delayed Draw	1.00%			3/7/2031	USD	5,084,745	(49,551)	-	[1,2,3,6]
Command Holding Corp.	First Lien Term Loan	9.04%	SOFR	475	3/7/2031	USD	11,060,908	10,954,607	10,957,789	[1,3,4,6]
Command Holding Corp.	Revolver	8.80%	SOFR	450	3/7/2031	USD	1,694,916	153,419	169,492	[1,3,4,5,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	9.31%	SOFR	500	11/1/2031	USD	2,700,000	1,266,422	1,301,483	[1,3,4,5]
Community Management Holdings Midco 2, LLC	First Lien Term Loan	9.28%	SOFR	500	11/1/2031	USD	6,750,000	6,655,579	6,741,209	[1,3,4]
Community Management Holdings Midco 2, LLC	Revolver	9.28%	SOFR	500	11/1/2031	USD	1,125,000	299,541	313,535	[1,3,4,5]
Coolsys, Inc.	Delayed Draw	9.32%	SOFR	500	8/11/2028	USD	2,824,074	2,779,655	2,771,076	[1,3,4]
Coolsys, Inc.	First Lien Term Loan	9.32%	SOFR	500	8/11/2028	USD	101,583,333	100,015,001	99,676,960	[1,3,4]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	7,518,797	(91,417)	-	[1,2,3]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(254,426)	-	[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	26,253,656	(265,570)	(102,526)	[1,2,3,6]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.33%	SOFR	500	8/27/2031	USD	100,226,782	99,275,907	99,835,375	[1,3,4,6]
CRCI Longhorn Holdings, Inc.	Revolver	9.33%	SOFR	500	8/27/2031	USD	17,502,438	11,674,162	11,767,974	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Crete PA Holdco, LLC	Delayed Draw	9.32%	SOFR	500	11/26/2030	USD	1,905,581	$163,364	$173,137	[1,3,4,5]
Crete PA Holdco, LLC	First Lien Term Loan	9.33%	SOFR	500	11/26/2030	USD	1,905,581	1,879,123	1,878,613	[1,3,4]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	285,837	(3,869)	(4,759)	[1,2,3]
DA Blocker Corp.	Delayed Draw	1.00%			2/10/2032	USD	7,278,184	(43,952)	(72,782)	[1,2,3,6]
DA Blocker Corp.	First Lien Term Loan	9.05%	SOFR	475	2/10/2032	USD	23,290,189	23,122,965	23,057,287	[1,3,4,6]
DA Blocker Corp.	Revolver	9.05%	SOFR	475	2/10/2032	USD	2,426,062	704,770	703,557	[1,3,4,5,6]
Davidson Hotel Company LLC	Delayed Draw	9.33%	SOFR	500	10/31/2031	USD	183,450	4,714	4,785	[1,3,4,5,6]
Davidson Hotel Company LLC	First Lien Term Loan	9.33%	SOFR	500	10/31/2031	USD	559,544	551,717	551,757	[1,3,4,6]
Davidson Hotel Company LLC	Revolver	0.50%			10/31/2031	USD	95,904	(1,317)	(1,335)	[1,2,3,6]
Denali Buyerco LLC	Delayed Draw	9.51%	SOFR	525	1/29/2032	USD	15,000,000	6,969,252	7,077,366	[1,3,4,5,6]
Denali Buyerco LLC	Delayed Draw	9.57%	SOFR	525	9/15/2028	USD	26,798,387	26,476,356	26,599,838	[1,3,4,6]
Denali Buyerco LLC	First Lien Term Loan	9.51%	SOFR	525	9/15/2028	USD	17,084,878	16,888,583	16,958,295	[1,3,4,6]
DISA Holdings Corp.	Delayed Draw	9.32%	SOFR	500	9/9/2028	USD	3,436,708	3,297,579	3,301,389	[1,3,4,5,6]
DISA Holdings Corp.	First Lien Term Loan	9.33%	SOFR	500	9/9/2028	USD	4,570,821	4,518,763	4,520,482	[1,3,4,6]
DISA Holdings Corp.	Revolver	9.33%	SOFR	500	9/9/2028	USD	1,145,569	216,778	216,269	[1,3,4,5,6]
Divisions Holding Corporation	First Lien Term Loan	8.80%	SOFR	450	4/17/2032	USD	1,275,825	1,263,332	1,267,611	[1,3,4,6]
Divisions Holding Corporation	Revolver	0.50%			4/17/2032	USD	90,148	(876)	(580)	[1,2,3,6]
DMT Solutions Global Corporation	First Lien Term Loan	12.43%	SOFR	800	8/30/2027	USD	28,607,059	28,084,523	28,312,056	[1,3,4]
DTI Holdco, Inc.	Revolver	0.38%			4/26/2027	USD	874,917	-	(1,139)	[1,2,3,6]
East River Bidco GmbH	Delayed Draw	1.00%			2/28/2032	EUR	6,948,571	(109,901)	596,854	[1,2,3,6,7]
East River Bidco GmbH	First Lien Term Loan	7.23%	EURIBOR	525	2/28/2032	EUR	17,371,429	18,405,264	20,169,081	[1,3,4,6,7]
EMB Purchaser, Inc.	Delayed Draw	8.83%	SOFR	450	3/12/2032	USD	822,331	310,594	315,414	[1,3,4,5,6]
EMB Purchaser, Inc.	First Lien Term Loan	8.80%	SOFR	450	3/12/2032	USD	1,244,481	1,232,413	1,239,621	[1,3,4,6]
EMB Purchaser, Inc.	Revolver	0.50%			3/12/2032	USD	263,312	(2,523)	(1,028)	[1,2,3,6]
Explorer Investor, Inc.	First Lien Term Loan	10.33%	SOFR	600	6/28/2029	USD	29,237,780	28,118,334	27,370,330	[1,3,4]
Firebird Acquisition Corp, Inc.	Delayed Draw	8.78%	SOFR	450	1/31/2032	USD	10,579,096	570,105	568,626	[1,3,4,5,6]
Firebird Acquisition Corp, Inc.	First Lien Term Loan	9.28%, 2.75% PIK	SOFR	225	1/31/2032	USD	18,785,700	18,695,705	18,691,772	[1,3,4,6,8]
Firebird Acquisition Corp, Inc.	Revolver	0.50%			1/31/2032	USD	3,173,729	(14,996)	(15,869)	[1,2,3,6]
Fortna AR, LLC	Revolver	0.50%			6/1/2029	USD	2,367,921	(11,506)	(10,767)	[1,2,3,6]
Fortna AR, LLC	Revolver	9.05%	SOFR	475	6/1/2029	USD	4,735,847	4,712,707	4,714,309	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
FR Vision Holdings, Inc.	First Lien Term Loan	9.27%	SOFR	500	1/21/2031	USD	2,767,482	$2,720,254	$2,767,482	[1,3,4,6]
FR Vision Holdings, Inc.	Revolver	9.27%	SOFR	500	1/22/2030	USD	352,951	36,929	42,354	[1,3,4,5,6]
Galileo Parent, Inc.	First Lien Term Loan	10.05%	SOFR	575	5/3/2030	USD	34,393,792	34,393,792	34,393,792	[1,3,4]
Galileo Parent, Inc.	Revolver	10.05%	SOFR	575	5/3/2029	USD	5,431,621	4,422,891	4,422,891	[1,3,4,5]
Gerson Lehrman Group, Inc.	First Lien Term Loan	9.45%	SOFR	500	12/13/2027	USD	63,506,069	62,745,673	63,506,069	[1,3,4]
Heritage Environmental Services, Inc.	Delayed Draw	1.00%			1/31/2031	USD	475,684	(2,378)	2,569	[1,2,3,6]
Heritage Environmental Services, Inc.	First Lien Term Loan	9.30%	SOFR	500	1/31/2031	USD	895,871	900,192	900,709	[1,3,4,6]
Heritage Environmental Services, Inc.	First Lien Term Loan	9.53%	SOFR	525	1/31/2031	USD	2,874,367	2,860,475	2,903,110	[1,3,4,6]
Heritage Environmental Services, Inc.	Revolver	0.50%			1/31/2030	USD	1,199,012	(14,171)	-	[1,2,3,6]
HSI Halo Acquisition, Inc.	Delayed Draw	9.28%	SOFR	500	6/30/2031	USD	2,113,248	346,701	363,333	[1,3,4,5,6]
HSI Halo Acquisition, Inc.	First Lien Term Loan	9.28%	SOFR	500	6/30/2031	USD	11,834,194	11,727,512	11,817,597	[1,3,4,6]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(14,820)	(2,401)	[1,2,3,6]
iCIMS, Inc.	First Lien Term Loan	10.52%	SOFR	625	8/18/2028	USD	10,000,000	9,891,277	9,935,921	[1,3,4]
iCIMS, Inc.	First Lien Term Loan	10.02% PIK	SOFR	575	8/18/2028	USD	21,515,977	21,304,062	21,431,953	[1,3,4,8]
iCIMS, Inc.	Revolver	10.03%	SOFR	575	8/18/2028	USD	1,777,142	361,905	354,965	[1,3,4,5]
IG Investment Holdings, LLC	First Lien Term Loan	9.28%	SOFR	500	9/22/2028	USD	58,742,217	58,411,815	58,742,217	[1,3,4,6]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2027	USD	1,105,998	476,904	492,937	[1,3,4,5]
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	722,543	-	903	[1,2,3]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME		9/22/2028	USD	1,422,543	140,798	144,784	[1,3,4,5]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2028	USD	5,016,947	1,099,442	1,137,312	[1,3,4,5,6]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2028	USD	26,723	26,756	26,757	[1,3,4,6]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(44,933)	(61,404)	[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	9.55%	SOFR	525	12/17/2030	USD	13,655,615	13,464,381	13,399,962	[1,3,4]
Inovex Information Systems Incorporated	Revolver	11.75%	PRIME	425	12/17/2030	USD	3,030,303	1,485,717	1,470,541	[1,3,4,5]
IRI Group Holdings, Inc.	First Lien Term Loan	8.83%	SOFR	450	12/1/2029	USD	73,125,415	73,108,471	73,107,787	[1,3,4]
IRI Group Holdings, Inc.	Revolver	0.50%			12/1/2028	USD	2,576,014	-	-	[1,2,3]
Iris Buyer LLC	Delayed Draw	9.55%	SOFR	525	10/2/2030	USD	1,024,057	164,549	170,677	[1,3,4,5,6]
Java Buyer, Inc.	Delayed Draw	9.29%	SOFR	500	12/15/2027	USD	3,377,774	3,329,832	3,377,774	[1,3,4]
Java Buyer, Inc.	First Lien Term Loan	9.29%	SOFR	500	12/15/2027	USD	6,362,108	6,271,460	6,362,108	[1,3,4]
Kelso Industries LLC	Delayed Draw	1.00%			12/30/2029	USD	1,722,793	(34,409)	(37,114)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Kelso Industries LLC	First Lien Term Loan	10.08%	SOFR	575	12/30/2029	USD	9,876,836	$9,693,171	$9,664,060	[1,3,4]
KENG Acquisition, Inc.	Delayed Draw	1.00%			8/1/2029	USD	20,040,323	(201,095)	(233,254)	[1,2,3]
KENG Acquisition, Inc.	Delayed Draw	9.28%	SOFR	500	8/1/2029	USD	9,028,996	5,504,661	5,514,705	[1,3,4,5]
KENG Acquisition, Inc.	First Lien Term Loan	9.28%	SOFR	500	8/1/2029	USD	11,826,109	11,664,275	11,688,462	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/1/2029	USD	3,266,129	-	(38,015)	[1,2,3]
KeyImpact Holdings, Inc.	First Lien Term Loan	10.78%	SOFR	650	1/31/2029	USD	4,912,281	4,816,986	4,912,281	[1,3,4]
KL Hilltop Acquisition, LLC	Delayed Draw	1.00%			3/10/2032	USD	9,177,132	(89,828)	(91,771)	[1,2,3]
KL Hilltop Acquisition, LLC	First Lien Term Loan	9.05%	SOFR	475	3/10/2032	USD	11,354,237	11,244,196	11,240,695	[1,3,4]
KL Hilltop Acquisition, LLC	Revolver	9.05%	SOFR	475	3/10/2032	USD	4,222,973	434,672	432,855	[1,3,4,5]
Lav Gear Holdings, Inc.	Delayed Draw	10.73%	SOFR	625	10/31/2025	USD	6,895,000	6,653,697	5,927,632	[1,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	12.75%	PRIME	525	10/31/2025	USD	14,775,000	14,257,969	12,702,068	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	10.73%	SOFR	625	10/31/2025	USD	230,337	229,188	198,021	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	12.75%	PRIME	525	10/31/2025	USD	5,256,681	5,145,203	4,519,169	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	10.00% PIK	PRIME		10/31/2025	USD	1,757,607	1,626,143	1,552,992	[1,3,4,8]
Lereta, LLC	First Lien Term Loan	9.69%	SOFR	525	7/30/2028	USD	17,852,500	17,673,975	15,893,885	[1,3,4]
Lighthouse Parent Holdings, Inc.	Delayed Draw	1.00%			12/20/2031	USD	8,653,846	(104,365)	(12,137)	[1,2,3,6]
Lighthouse Parent Holdings, Inc.	First Lien Term Loan	9.26%	SOFR	500	12/20/2031	USD	17,884,615	17,672,260	17,859,533	[1,3,4,6]
Lighthouse Parent Holdings, Inc.	Revolver	0.50%			12/20/2031	USD	3,461,538	(40,280)	(4,855)	[1,2,3,6]
Liquid Enviromental Solutions Corporation	First Lien Term Loan	9.38%	SOFR	500	5/31/2026	USD	397,131	394,315	395,858	[1,3,4,6]
Low Voltage Holdings	Delayed Draw	1.00%			4/28/2032	USD	6,044,012	(44,987)	(19,548)	[1,2,3,6]
Low Voltage Holdings	First Lien Term Loan	9.05%	SOFR	475	4/28/2032	USD	21,386,745	21,228,068	21,237,335	[1,3,4,6]
Low Voltage Holdings	Revolver	0.50%			4/28/2032	USD	2,997,030	(21,458)	(16,623)	[1,2,3,6]
Low Voltage Holdings Inc.	Delayed Draw	9.05%	SOFR	475	4/28/2032	USD	9,411,571	351,340	370,885	[1,3,4,5]
Low Voltage Holdings Inc.	First Lien Term Loan	9.05%	SOFR	475	4/28/2032	USD	28,482,387	28,272,516	28,330,590	[1,3,4]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	CAD	7,939,375	(55,723)	(28,288)	[1,2,3,7]
Lynx Franchising, LLC	First Lien Term Loan	10.67%	SOFR	625	12/23/2026	USD	9,783,285	9,722,858	9,745,080	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	1.00%			6/6/2031	USD	5,846,208	(58,209)	(56,306)	[1,2,3]
Management Consulting & Research, LLC	Delayed Draw	9.05%	SOFR	475	6/6/2031	USD	2,324,377	2,301,241	2,301,990	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	9.07%	SOFR	475	6/6/2031	USD	646,016	639,595	639,794	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	9.07%	SOFR	475	6/6/2031	USD	1,202,264	1,190,308	1,190,684	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Management Consulting & Research, LLC	Delayed Draw	8.92%	SOFR	475	8/16/2027	USD	35,069,024	$34,439,904	$34,731,266	[1,3,4]
Management Consulting & Research, LLC	First Lien Term Loan	8.92%	SOFR	475	8/16/2027	USD	14,807,258	13,907,446	14,664,646	[1,3,4]
Management Consulting & Research, LLC	Revolver	9.09%	SOFR	475	8/16/2027	USD	4,077,061	1,631,164	1,606,721	[1,3,4,5]
Marina Acquisition, Inc.	First Lien Term Loan	9.30%	SOFR	500	7/1/2030	USD	10,210,806	10,076,260	10,119,820	[1,3,4,6]
Marina Acquisition, Inc.	Revolver	11.50%	PRIME	400	7/1/2030	USD	1,458,687	419,126	424,608	[1,3,4,5,6]
Markon, LLC	Delayed Draw	8.82%	SOFR	450	11/5/2030	USD	10,833,333	672,078	693,595	[1,3,4,5]
Markon, LLC	First Lien Term Loan	8.76%	SOFR	450	11/5/2030	USD	11,637,500	11,583,975	11,576,908	[1,3,4]
Markon, LLC	Revolver	0.50%			11/5/2030	USD	2,500,000	(11,121)	(13,017)	[1,2,3]
Marmic Fire & Life Safety Co.	Delayed Draw	9.05%	SOFR	475	7/24/2031	USD	5,664,361	2,875,849	2,908,175	[1,3,4,5]
Marmic Fire & Life Safety Co.	First Lien Term Loan	9.05%	SOFR	475	7/24/2031	USD	9,403,846	9,316,299	9,371,019	[1,3,4]
Marmic Fire & Life Safety Co.	Revolver	0.50%			7/24/2031	USD	44,872	(407)	(157)	[1,2,3]
Marmic Fire & Life Safety Co.	Revolver	9.07%	SOFR	478	7/24/2031	USD	1,301,282	257,441	264,688	[1,3,4,5]
Marmic Fire & Life Safety Co.	Revolver	11.25%	PRIME	375	7/24/2031	USD	1,256,410	240,367	246,896	[1,3,4,5]
McKissock Investment Holdings, LLC	First Lien Term Loan	9.43%	SOFR	500	3/10/2029	USD	24,687,500	24,221,947	24,764,648	[1,4]
MicroStar Logistics LLC	First Lien Term Loan	12.72%	SOFR	850	12/31/2030	USD	8,976,502	8,891,832	8,896,516	[1,3,4,6]
MicroStar Logistics LLC	Revolver	8.79%	SOFR	450	12/31/2029	USD	1,000	658	658	[1,3,4,5,6]
Miraclon Corporation	First Lien Term Loan	7.46%	EURIBOR	550	11/26/2031	EUR	50,000,000	51,866,074	58,456,381	[1,3,4,7]
Miraclon Corporation	Revolver	0.50%			11/26/2031	EUR	6,382,979	(400,025)	367,017	[1,2,3,7]
Monarch Buyer, Inc.	Delayed Draw	1.00%			6/2/2032	USD	2,716,859	(27,111)	(26,557)	[1,2,3,6]
Monarch Buyer, Inc.	First Lien Term Loan	9.08%	SOFR	475	6/2/2032	USD	6,520,462	6,455,458	6,456,726	[1,3,4,6]
Monarch Buyer, Inc.	Revolver	0.50%			6/2/2032	USD	1,222,587	(12,174)	(11,951)	[1,2,3,6]
NCP-MSI Buyer, Inc.	Delayed Draw	1.00%			3/24/2031	USD	761,946	(9,317)	(2,976)	[1,2,3,6]
NCP-MSI Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	475	3/24/2031	USD	2,963,193	2,927,389	2,951,621	[1,3,4,6]
NCP-MSI Buyer, Inc.	Revolver	0.50%			3/24/2031	USD	563	(7)	(6)	[1,2,3,6]
NCP-MSI Buyer, Inc.	Revolver	8.05%	SOFR	375	3/24/2031	USD	437	253	253	[1,3,4,5,6]
Nordahl Midco 4 S.A.R.L	Delayed Draw	1.00%			4/14/2032	NOK	262,500,000	(253,431)	535,476	[1,2,3,7]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	6.90%	EURIBOR	475	4/14/2032	EUR	29,170,448	32,511,929	34,147,504	[1,3,4,7]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	9.38%	NOWA	475	4/14/2032	NOK	339,059,674	32,289,461	33,297,559	[1,3,4,7]
North Haven Stack Buyer, LLC	Delayed Draw	1.00%			7/16/2031	USD	194,650	(970)	(901)	[1,2,3,6]
North Haven Stack Buyer, LLC	Delayed Draw	9.05%	SOFR	500	7/16/2031	USD	14,369	14,298	14,303	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
North Haven Stack Buyer, LLC	Delayed Draw	9.07%	SOFR	475	7/16/2031	USD	565,048	$564,869	$564,881	[1,3,4,6]
North Haven Stack Buyer, LLC	Delayed Draw	9.07%	SOFR	475	7/16/2031	USD	1,605	1,605	1,605	[1,3,4,6]
North Haven Stack Buyer, LLC	First Lien Term Loan	9.07%	SOFR	475	7/16/2031	USD	339,911	339,620	339,640	[1,3,4,6]
North Haven Stack Buyer, LLC	Revolver	0.50%			7/16/2031	USD	144,874	(551)	(514)	[1,2,3,6]
North Haven Stack Buyer, LLC	Revolver	9.07%	SOFR	475	7/16/2031	USD	109,914	109,627	109,647	[1,3,4,6]
Onyx-Fire Protection Services, Inc.	Delayed Draw	7.18%	CORRA	450	7/31/2031	CAD	3,149,683	655,837	673,700	[1,3,4,5,6,7]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	7.18%	CORRA	450	7/31/2031	CAD	15,748,416	11,403,840	11,490,308	[1,3,4,6,7]
Onyx-Fire Protection Services, Inc.	Revolver	7.25%	PRIME		7/31/2031	CAD	4,049,593	171,269	192,578	[1,3,4,5,6,7]
Orion Group FM Holdings, LLC	Delayed Draw	1.00%			6/30/2029	USD	23,157,895	(27,138)	(187,806)	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	9.76%	SOFR	550	6/30/2029	USD	21,590,033	15,475,551	15,770,205	[1,3,4,5]
Orion Group FM Holdings, LLC	First Lien Term Loan	9.80%	SOFR	550	6/30/2029	USD	31,242,533	30,580,185	30,989,161	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	9.82%	SOFR	550	6/30/2029	USD	4,342,105	281,156	254,260	[1,3,4,5]
P20 Parent, Inc.	First Lien Term Loan	11.80%	SOFR	750	7/12/2028	USD	34,125,000	33,714,510	33,841,420	[1,3,4]
PAS Parent, Inc.	Delayed Draw	1.00%			12/30/2028	USD	3,750,000	(33,295)	(6,362)	[1,2,3]
PAS Parent, Inc.	Delayed Draw	9.08%	SOFR	475	12/30/2028	USD	3,382,282	2,981,384	3,032,429	[1,3,4,5]
PAS Parent, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/30/2028	USD	1,253,125	1,253,125	1,239,490	[1,3,4]
PAS Parent, Inc.	Revolver	9.08%	SOFR	475	12/30/2027	USD	374,998	353,597	357,705	[1,3,4,5]
Pavion Corp.	Delayed Draw	10.32%	SOFR	600	10/30/2030	USD	3,173,996	2,674,450	2,707,990	[1,3,4,5,6]
Pavion Corp.	First Lien Term Loan	10.28%	SOFR	600	10/30/2030	USD	13,449,625	13,225,937	13,363,440	[1,3,4,6]
Phoenix Finance, Inc.	Second Lien Term Loan	11.95%	SOFR	750	8/14/2028	USD	5,688,017	5,555,395	5,547,678	[1,3,4]
Propio LS, LLC	First Lien Term Loan	9.05%	SOFR	475	5/12/2030	USD	27,066,076	26,798,370	26,803,730	[1,3,4,6]
Propio LS, LLC	First Lien Term Loan	9.05%	SOFR	475	5/12/2030	USD	7,055,324	6,986,264	6,986,938	[1,3,4]
Propio LS, LLC	Revolver	0.50%			5/12/2030	USD	1,355,225	(13,322)	(13,136)	[1,2,3,6]
RailPros Parent, LLC	Delayed Draw	1.00%			5/22/2032	USD	12,478,469	(123,834)	(124,785)	[1,2,3]
RailPros Parent, LLC	First Lien Term Loan	8.83%	SOFR	450	5/22/2032	USD	27,555,024	27,282,495	27,279,474	[1,3,4]
RailPros Parent, LLC	Revolver	0.50%			5/22/2032	USD	6,239,640	(61,448)	(62,396)	[1,2,3]
Registrar Intermediate, LLC	Delayed Draw	1.00%			8/26/2029	USD	611,040	(5,934)	(5,444)	[1,2,3,6]
Registrar Intermediate, LLC	First Lien Term Loan	9.45%	SOFR	500	8/26/2027	USD	112,178	112,178	112,178	[1,3,4,6]
Registrar Intermediate, LLC	First Lien Term Loan	9.20%	SOFR	475	8/26/2029	USD	366,624	363,129	363,357	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Registrar Intermediate, LLC	Revolver	9.06%	SOFR	475	8/26/2027	USD	19,069	$10,488	$10,488	[1,3,4,5,6]
Risepoint, LLC	First Lien Term Loan	10.33%	SOFR	600	4/10/2030	USD	10,000,000	9,806,747	9,800,000	[1,3,4]
RQM Buyer, Inc.	Delayed Draw	11.31%, 4.75% PIK	SOFR	200	8/12/2026	USD	4,624,731	4,624,731	4,446,942	[1,3,4,8]
RQM Buyer, Inc.	First Lien Term Loan	11.31%, 4.75% PIK	SOFR	200	8/12/2026	USD	19,837,565	19,717,999	19,082,890	[1,3,4,8]
RQM Buyer, Inc.	First Lien Term Loan	11.31%, 4.75% PIK	SOFR	200	8/12/2029	USD	8,623,410	8,577,421	8,295,352	[1,3,4,8]
Ruppert Landscape, LLC	Delayed Draw	1.00%			12/1/2029	USD	2,153,172	(21,194)	(18,431)	[1,2,3,6]
Ruppert Landscape, LLC	First Lien Term Loan	9.28%	SOFR	500	12/1/2029	USD	5,652,076	5,596,975	5,603,694	[1,3,4,6]
Ruppert Landscape, LLC	Revolver	9.31%	SOFR	500	12/1/2029	USD	538,293	102,442	103,051	[1,3,4,5,6]
S4T Holdings Corp.	Delayed Draw	9.33%	SOFR	500	12/27/2026	USD	5,353,436	5,264,188	5,299,902	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	9.33%	SOFR	500	12/27/2026	USD	27,059,204	26,877,161	26,788,612	[1,3,4]
Seahawk Bidco, LLC	Delayed Draw	9.07%	SOFR	475	12/18/2031	USD	3,636,364	1,491,932	1,513,081	[1,3,4,5,6]
Seahawk Bidco, LLC	First Lien Term Loan	9.07%	SOFR	475	12/18/2031	USD	11,636,364	11,553,452	11,620,044	[1,3,4,6]
Seahawk Bidco, LLC	Revolver	0.50%			12/18/2030	USD	1,090,909	(7,524)	(1,530)	[1,2,3,6]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	1,101,885	1,439,487	[1,2,3,7]
Secret Bidco Limited	First Lien Term Loan	8.67%	SONIA	445	11/28/2030	GBP	15,229,606	18,846,769	20,905,431	[1,3,4,7]
Select Exterminating Intermediate II, LLC	Delayed Draw	1.00%			6/9/2032	USD	5,190,311	(51,681)	(51,903)	[1,2,3]
Select Exterminating Intermediate II, LLC	First Lien Term Loan	8.58%	SOFR	425	6/9/2032	USD	4,442,423	4,398,275	4,397,998	[1,3,4]
Select Exterminating Intermediate II, LLC	Revolver	0.50%			6/9/2032	USD	2,352,941	(23,331)	(23,529)	[1,2,3]
Shermco Intermediate Holdings, Inc.	Delayed Draw	9.17%	SOFR	500	12/5/2026	USD	133,610	133,610	131,967	[1,3,4,6]
Shermco Intermediate Holdings, Inc.	Delayed Draw	9.49%	SOFR	525	6/16/2027	USD	685,628	284,425	281,674	[1,3,4,5,6]
Shermco Intermediate Holdings, Inc.	Revolver	0.50%			12/5/2026	USD	29,228	(355)	(478)	[1,2,3,6]
Shermco Intermediate Holdings, Inc.	Revolver	9.22%	SOFR	500	12/5/2026	USD	17,050	16,842	16,771	[1,3,4,6]
Shermco Intermediate Holdings, Inc.	Revolver	9.24%	SOFR	500	12/5/2026	USD	18,674	18,446	18,368	[1,3,4,6]
Shout! Factory LLC	First Lien Term Loan	9.55%	SOFR	525	6/30/2031	USD	205,789,474	202,702,632	202,702,632	[1,3,4]
Slavic401k, Inc.	Delayed Draw	1.00%			5/2/2030	USD	3,937,008	(48,587)	(49,213)	[1,2,3]
Slavic401k, Inc.	First Lien Term Loan	8.77%	SOFR	450	5/2/2030	USD	2,171,358	2,144,903	2,144,216	[1,3,4]
Slavic401k, Inc.	Revolver	0.50%			5/2/2030	USD	551,181	(6,669)	(6,890)	[1,2,3]
Southpaw AP Buyer, LLC	Delayed Draw	9.96%	SOFR	550	3/20/2028	USD	225,481	170,159	172,178	[1,3,4,5]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.93%	SOFR	550	3/20/2028	USD	2,776,647	2,745,643	2,753,919	[1,3,4]
Southpaw AP Buyer, LLC	Revolver	9.68%	SOFR	525	3/20/2028	USD	225,695	96,919	98,923	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Stats Intermediate Holdings, LLC	First Lien Term Loan	9.83%	SOFR	525	7/10/2026	USD	3,699,162	$3,607,166	$3,625,179	[1,4]
The Arcticom Group, LLC	Delayed Draw	12.33%, 4.50% PIK	SOFR	350	12/22/2027	USD	708,935	599,688	607,659	[1,3,4,5,8]
The Arcticom Group, LLC	Delayed Draw	12.33%, 4.50% PIK	SOFR	350	12/22/2027	USD	9,277,194	8,861,044	9,217,611	[1,3,4,5,8]
The Arcticom Group, LLC	First Lien Term Loan	12.33%, 4.50% PIK	SOFR	350	12/22/2027	USD	2,578,776	2,525,083	2,554,349	[1,3,4,5,8]
The Arcticom Group, LLC	First Lien Term Loan	12.33%, 4.50% PIK	SOFR	350	12/22/2027	USD	1,481,014	1,453,808	1,481,014	[1,3,4,8]
The Arcticom Group, LLC	Revolver	12.33%, 4.50% PIK	SOFR	350	12/22/2027	USD	2,171,429	1,566,429	1,571,429	[1,3,4,5,8]
The Chartis Group, LLC	Delayed Draw	1.00%			9/17/2031	USD	6,691,585	(63,434)	(54,268)	[1,2,3,6]
The Chartis Group, LLC	First Lien Term Loan	8.81%	SOFR	450	9/17/2031	USD	21,859,176	21,657,643	21,681,901	[1,3,4,6]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	3,345,792	(29,934)	(27,134)	[1,2,3,6]
The Hiller Companies, Inc.	Delayed Draw	9.21%	SOFR	500	6/20/2030	USD	2,521,563	2,206,965	2,220,168	[1,3,4,5,6]
The Hiller Companies, Inc.	First Lien Term Loan	9.30%	SOFR	500	6/20/2030	USD	9,157,249	9,077,163	9,121,488	[1,3,4,6]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	1,592,565	(13,312)	(6,219)	[1,2,3,6]
Titan Group Holdco, LLC	Delayed Draw	1.00%			8/12/2029	USD	6,125,644	(84,112)	-	[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	9.05%	SOFR	475	8/12/2029	USD	5,377,928	5,277,902	5,377,928	[1,3,4]
Titan Group Holdco, LLC	First Lien Term Loan	9.05%	SOFR	475	8/12/2029	USD	21,751,201	21,452,422	21,751,201	[1,3,4]
Titan Group Holdco, LLC	Revolver	0.50%			8/12/2029	USD	5,562,822	(36,915)	-	[1,2,3]
Trak Purchaser, Inc.	First Lien Term Loan	9.82%	SOFR	550	6/20/2031	USD	18,694,123	18,414,734	18,417,899	[1,3,4]
Trak Purchaser, Inc.	Revolver	9.80%	SOFR	550	6/20/2031	USD	1,305,878	633,455	633,643	[1,3,4,5]
Trilon Group, LLC	Delayed Draw	1.00%			5/27/2029	USD	1,165,621	(11,310)	(10,003)	[1,2,3,6]
Trilon Group, LLC	Delayed Draw	1.00%			5/27/2029	USD	9,206,799	(89,023)	(79,006)	[1,2,3]
Trilon Group, LLC	Delayed Draw	9.01%	SOFR	475	5/27/2029	USD	7,442,197	7,282,572	7,375,882	[1,3,4]
Trilon Group, LLC	Delayed Draw	9.01%	SOFR	475	5/27/2029	USD	6,045,278	5,954,277	5,991,411	[1,3,4]
Trilon Group, LLC	Delayed Draw	9.07%	SOFR	475	5/27/2029	USD	7,877,656	1,559,609	1,628,041	[1,3,4,5]
Trilon Group, LLC	Delayed Draw	9.08%	SOFR	475	5/27/2029	USD	1,319,325	261,624	272,659	[1,3,4,5]
Trilon Group, LLC	Delayed Draw	9.78%	SOFR	550	5/27/2029	USD	5,201,250	5,038,727	5,154,903	[1,3,4,6]
Trilon Group, LLC	First Lien Term Loan	9.07%	SOFR	475	5/25/2029	USD	1,165,621	1,154,523	1,155,619	[1,3,4,6]
Trilon Group, LLC	First Lien Term Loan	9.07%	SOFR	475	5/27/2029	USD	72,279,348	70,874,426	71,638,322	[1,3,4,6]
Trilon Group, LLC	Revolver	9.98%	SOFR	565	5/27/2029	USD	396,012	63,400	65,773	[1,3,4,5]
Trilon Group, LLC	Revolver	9.80%	SOFR	550	5/27/2029	USD	2,364,574	1,529,326	1,544,272	[1,3,4,5]
Unity Purchaser, LLC	Delayed Draw	1.00%			1/27/2031	USD	1,405,317	(20,341)	(19,557)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Unity Purchaser, LLC	Delayed Draw	9.26%	SOFR	500	1/27/2031	USD	562,127	$554,128	$554,304	[1,3,4,6]
Unity Purchaser, LLC	First Lien Term Loan	9.30%	SOFR	500	1/27/2031	USD	1,208,573	1,191,403	1,191,754	[1,3,4,6]
Unity Purchaser, LLC	Revolver	0.50%			1/27/2031	USD	409,338	(5,711)	(5,696)	[1,2,3,6]
USIC Holdings, Inc.	Delayed Draw	9.83%	SOFR	550	9/10/2031	USD	6,675,091	2,265,489	2,202,831	[1,3,4,5,6]
USIC Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	9/10/2031	USD	106,530,999	105,700,776	105,581,734	[1,3,4,6]
USIC Holdings, Inc.	Revolver	9.83%	SOFR	550	9/10/2031	USD	11,533,768	6,663,041	6,662,682	[1,3,4,5]
USIC Holdings, Inc.	Revolver	9.83%	SOFR	550	9/10/2031	USD	2,879,837	1,954,062	1,949,086	[1,3,4,5,6]
USRP Holdings, Inc.	Delayed Draw	9.33%	SOFR	500	12/31/2029	USD	43,907,557	14,604,836	15,469,096	[1,3,4,5,6]
USRP Holdings, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/31/2029	USD	32,387,665	31,647,979	32,387,665	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	5,317,497	(69,869)	-	[1,2,3,6]
Valcourt Holdings II, LLC	Delayed Draw	10.20%	SOFR	575	11/21/2029	USD	13,437,186	10,047,775	10,269,390	[1,3,4,5]
Valcourt Holdings II, LLC	First Lien Term Loan	10.20%	SOFR	575	11/21/2029	USD	40,431,227	39,788,589	40,431,227	[1,3,4]
Valet Waste Holdings, Inc.	First Lien Term Loan	10.33%	SOFR	600	5/1/2029	USD	2,354,390	2,334,942	2,354,390	[1,3,4,6]
Valet Waste Holdings, Inc.	Revolver	10.33%	SOFR	600	5/1/2029	USD	107,148	59,857	60,718	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	9.31%	SOFR	500	7/24/2028	USD	1,044,622	1,039,649	1,042,021	[1,3,4,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	9.33%	SOFR	500	7/24/2028	USD	3,302,115	3,288,495	3,293,893	[1,3,4,6]
Valicor PPC Intermediate I LLC	Revolver	9.32%	SOFR	500	1/24/2028	USD	653,365	545,013	545,910	[1,3,4,5,6]
Valkyrie Buyer, LLC	Delayed Draw	1.00%			5/6/2031	USD	7,017,544	(88,545)	(7,613)	[1,2,3]
Valkyrie Buyer, LLC	Delayed Draw	9.55%	SOFR	525	5/6/2031	USD	17,044,824	16,816,066	17,026,333	[1,3,4]
Valkyrie Buyer, LLC	Delayed Draw	9.58%	SOFR	525	5/6/2031	USD	31,578,947	5,933,862	6,342,556	[1,3,4,5]
Valkyrie Buyer, LLC	First Lien Term Loan	9.55%	SOFR	525	5/6/2031	USD	37,028,659	36,539,383	36,988,487	[1,3,4]
Valkyrie Buyer, LLC	Revolver	9.55%	SOFR	525	5/6/2030	USD	4,385,966	2,051,974	2,100,506	[1,3,4,5]
Vehicle Management Services LLC	First Lien Term Loan	10.79%	SOFR	625	7/26/2027	USD	2,779,670	2,737,235	2,719,282	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.79%	SOFR	625	7/26/2027	USD	1,862,533	1,831,644	1,822,070	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.81%	SOFR	625	7/26/2027	USD	34,559,632	34,097,062	33,808,831	[1,3,4]
Vensure Employer Services, Inc.	Delayed Draw	9.05%	SOFR	475	9/27/2031	USD	37,315,724	20,978,233	21,198,151	[1,3,4,5,6]
Vensure Employer Services, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/27/2031	USD	86,239,558	85,443,545	85,928,676	[1,3,4,6]
VRC Companies, LLC	Delayed Draw	9.58%	SOFR	525	6/29/2027	USD	4,998,837	4,649,794	4,708,452	[1,3,4,5]
VRC Companies, LLC	Delayed Draw	9.82%	SOFR	525	6/29/2027	USD	9,946,639	9,852,771	9,946,639	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.53%	SOFR	525	6/29/2027	USD	13,809,708	13,699,476	13,797,553	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
VRC Companies, LLC	First Lien Term Loan	9.82%	SOFR	525	6/29/2027	USD	8,447,767	$8,378,081	$8,447,767	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.82%	SOFR	525	6/29/2027	USD	2,039,549	2,037,831	2,039,549	[1,3,4]
VRC Companies, LLC	Revolver	0.50%			6/29/2027	USD	146	-	-	[1,2,3]
W.A. Kendall and Company LLC	Delayed Draw	1.00%			4/22/2030	USD	10,999,104	(109,626)	(109,991)	[1,2,3]
W.A. Kendall and Company LLC	Delayed Draw	10.31%	SOFR	601	4/22/2030	USD	242,107	239,694	239,685	[1,3,4]
W.A. Kendall and Company LLC	Delayed Draw	10.47%	SOFR	618	4/22/2030	USD	40,244	39,843	39,842	[1,3,4]
W.A. Kendall and Company LLC	First Lien Term Loan	10.18%	SOFR	586	4/22/2030	USD	7,230,114	7,158,002	7,157,813	[1,3,4]
W.A. Kendall and Company LLC	Revolver	1.00%			4/22/2030	USD	1,026,025	(10,226)	(10,260)	[1,2,3]
W.A. Kendall and Company LLC	Revolver	10.18%	SOFR	586	4/22/2030	USD	218,303	216,126	216,120	[1,3,4]
W.A. Kendall and Company LLC	Revolver	10.31%	SOFR	599	4/22/2030	USD	244,103	241,671	241,662	[1,3,4]
Woolpert, Inc.	Delayed Draw	9.40%	SOFR	510	4/5/2030	USD	2,122,095	923,543	968,949	[1,3,4,5,6]
Woolpert, Inc.	First Lien Term Loan	9.38%	SOFR	510	4/5/2030	USD	6,799,773	6,861,247	6,885,450	[1,3,4,6]
Woolpert, Inc.	Revolver	9.31%	SOFR	510	3/11/2029	USD	1,061,048	406,699	404,520	[1,3,4,5,6]
Woolpert, Inc.	Delayed Draw	9.38%	SOFR	510	4/5/2030	USD	2,948,564	2,366,795	2,432,687	[1,3,4,5,6]
Woolpert, Inc.	First Lien Term Loan	9.38%	SOFR	510	4/5/2030	USD	5,540,105	5,587,449	5,609,911	[1,3,4,6]
Woolpert, Inc.	Revolver	0.50%			4/5/2029	USD	1,475,463	3,445	-	[1,2,3,6]
WRE Holding Corp.	Delayed Draw	9.05%	SOFR	500	7/2/2031	USD	14,937,294	9,806,767	9,944,017	[1,3,4,5]
WRE Holding Corp.	First Lien Term Loan	9.22%	SOFR	500	7/2/2031	USD	46,108,221	45,694,419	46,108,221	[1,3,4]
WRE Holding Corp.	Revolver	0.50%			7/2/2030	USD	7,970,661	(66,680)	-	[1,2,3]
YA Intermediate Holdings II, LLC	Delayed Draw	8.99%	SOFR	475	10/1/2031	USD	4,214,600	408,403	442,523	[1,3,4,5,6]
YA Intermediate Holdings II, LLC	First Lien Term Loan	9.19%	SOFR	500	10/1/2031	USD	10,115,040	10,021,060	10,100,854	[1,3,4,6]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	10/1/2031	USD	2,023,007	605,447	620,926	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	9.04%	SOFR	475	11/2/2026	USD	40,584,739	39,844,439	40,426,248	[1,3,4,6]
YLG Holdings, Inc.	Delayed Draw	9.08%	SOFR	475	11/2/2026	USD	1,654,448	795,623	804,748	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	9.08%	SOFR	475	11/26/2030	USD	35,714,286	17,175,648	17,371,957	[1,3,4,5]
YLG Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/2/2026	USD	794,135	786,721	791,033	[1,3,4,6]
YLG Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/26/2030	USD	15,994,948	15,846,726	15,932,484	[1,3,4]
YLG Holdings, Inc.	Revolver	11.25%	PRIME	375	11/2/2026	USD	330,890	34,478	36,208	[1,3,4,5,6]
YLG Holdings, Inc.	Revolver	11.25%	PRIME	375	11/26/2030	USD	7,142,857	744,976	781,629	[1,3,4,5]
Zinc Buyer Corporation	Delayed Draw	9.05%	SOFR	475	7/24/2031	USD	8,132,374	5,662,935	5,709,814	[1,3,4,5,6]
Zinc Buyer Corporation	First Lien Term Loan	9.05%	SOFR	475	7/24/2031	USD	14,963,567	14,827,625	14,911,331	[1,3,4,6]
								3,103,361,730	3,131,268,435

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Communications — 3.4%
1236904 B.C. Ltd.	First Lien Term Loan	10.17%	SOFR	593	3/4/2027	USD	2,840,622	$2,804,168	$2,749,904	[1,3,4,9]
2080 Media, Inc.	Delayed Draw	1.00%			3/14/2029	USD	2,811,028	(27,510)	(22,257)	[1,2,3]
AG-Twin Brook Communication Services	First Lien Term Loan	10.59%, 5.00% PIK	SOFR	100	9/30/2026	USD	26,344,354	26,283,895	26,180,815	[1,3,4,6,8]
ARC Media Holdings Limited	First Lien Term Loan	11.68%	SOFR	725	10/31/2027	USD	2,217,450	2,167,789	2,155,887	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.79%	EURIBOR	475	5/1/2031	EUR	105,264,850	117,662,383	122,845,419	[1,3,4,7]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.79%	EURIBOR	475	5/1/2031	EUR	44,735,150	47,560,133	52,206,489	[1,3,4,7]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.79%	EURIBOR	475	5/29/2031	EUR	960,833	1,084,707	1,131,857	[1,3,4,7]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.79%	EURIBOR	475	5/29/2031	EUR	16,052,403	17,942,969	18,733,358	[1,3,4,7]
Blue Bidco Limited	Delayed Draw	1.00%			5/21/2032	GBP	5,325,247	3,257,481	3,324,887	[1,2,3,7]
Blue Bidco Limited	First Lien Term Loan	7.04%	EURIBOR	500	5/21/2032	EUR	7,205,659	8,259,828	8,406,478	[1,3,4,7]
Blue Bidco Limited	First Lien Term Loan	9.21%	SONIA		5/21/2032	GBP	10,916,786	14,703,019	14,840,965	[1,3,4,7]
Blue Bidco Limited	First Lien Term Loan	9.26%	SOFR	500	5/21/2032	USD	2,119,569	2,098,484	2,099,154	[1,3,4]
BrightSign, LLC	First Lien Term Loan	9.93%	SOFR	550	10/14/2027	USD	4,861,809	4,800,379	4,861,809	[1,3,4]
CCI Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	5/13/2032	USD	96,608,393	95,655,037	95,765,712	[1,3,4]
CCI Buyer, Inc.	Revolver	0.50%			5/13/2032	USD	3,240,252	(31,799)	(29,080)	[1,2,3]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.17%, 2.50% PIK	SOFR	350	5/6/2026	USD	295,063	291,312	287,707	[1,3,4,8]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	10.17%, 2.50% PIK	SOFR	350	5/6/2026	USD	2,573,112	2,573,074	2,508,968	[1,3,4,8]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.17%, 2.50% PIK	SOFR	350	5/6/2026	USD	802,693	802,682	782,683	[1,3,4,8]
Cosmos Midco Limited	First Lien Term Loan	9.00%	SONIA	478	9/25/2027	GBP	1,772,638	2,387,579	2,433,271	[1,3,4,7]
Deerfield Group LLC	Delayed Draw	1.00%			7/1/2028	USD	2,944,739	(36,702)	(36,809)	[1,2,3]
Deerfield Group LLC	First Lien Term Loan	9.05%	SOFR	475	7/1/2028	USD	4,468,915	4,413,228	4,413,053	[1,3,4]
EP Purchaser, LLC	Second Lien Term Loan	11.06%	SOFR	650	11/4/2029	USD	5,000,000	4,925,000	5,000,000	[1,3,4]
Everbridge Holdings, LLC	Delayed Draw	9.29%	SOFR	500	7/2/2031	USD	5,550,111	2,147,963	2,166,313	[1,3,4,5]
Everbridge Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	7/2/2031	USD	36,630,417	36,537,199	36,590,678	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2031	USD	2,222,222	(8,922)	(2,411)	[1,2,3]
Fingerpaint Marketing, Inc.	Delayed Draw	9.93%	SOFR	550	12/30/2026	USD	9,954,529	9,169,512	9,185,313	[1,3,4,5]
Fingerpaint Marketing, Inc.	First Lien Term Loan	9.93%	SOFR	550	12/30/2026	USD	9,820,600	9,712,971	9,733,227	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Fingerpaint Marketing, Inc.	Revolver	0.50%			12/30/2026	USD	2,016,130	$(2,520)	$(17,938)	[1,2,3]
FuseFX, LLC	First Lien Term Loan	10.59%, 5.00% PIK	SOFR	100	9/30/2026	USD	13,083,829	13,042,171	13,003,918	[1,3,4,6,8]
Future Fiber Finco, LLC	Delayed Draw	1.00%			5/2/2031	USD	3,882,784	(21,805)	(22,395)	[1,2,3]
Future Fiber Finco, LLC	First Lien Term Loan	9.77%	SOFR	550	5/2/2031	USD	4,117,216	4,093,930	4,093,469	[1,3,4]
Future Fiber Finco, LLC	Revolver	0.50%			5/2/2030	USD	366,973	(28,447)	(29,358)	[1,2,3]
Gas Media Holdings, LLC	Delayed Draw	1.00%			4/17/2031	USD	2,125,000	(31,340)	(24,345)	[1,2,3]
Gas Media Holdings, LLC	First Lien Term Loan	9.29%	SOFR	500	4/17/2031	USD	9,916,667	9,771,657	9,803,057	[1,3,4]
Gas Media Holdings, LLC	Revolver	0.50%			4/17/2031	USD	708,333	(10,270)	(8,115)	[1,2,3]
Global Music Rights	First Lien Term Loan	9.05%	SOFR	475	12/20/2031	USD	107,340,980	105,580,099	106,384,496	[1,3,4,6]
Global Music Rights	Revolver	0.50%			12/20/2031	USD	10,763,497	(181,839)	(95,911)	[1,2,3,6]
GOGO Intermediate Holdings LLC	First Lien Term Loan	10.33%	SOFR	600	4/30/2028	USD	3,474,653	3,415,026	3,418,943	[1,3,4]
HALO Buyer, Inc.	First Lien Term Loan	10.33%	SOFR	600	8/7/2029	USD	44,421,809	43,593,661	44,043,768	[1,3,4,6]
HALO Buyer, Inc.	Revolver	10.33%	SOFR	600	8/7/2029	USD	6,663,269	4,926,759	4,992,440	[1,3,4,5,6]
HH Global Finance Limited	First Lien Term Loan	10.86%	SOFR	618	2/25/2027	USD	15,000,000	14,887,500	15,000,000	[1,3,4,6]
Iconic Purchaser Corporation	First Lien Term Loan	10.82%	SOFR	650	11/16/2028	USD	13,924,646	13,924,646	13,924,646	[1,3,4]
Iconic Purchaser Corporation	Revolver	9.91%	SOFR	550	11/16/2028	USD	512,821	512,821	512,820	[1,3,4]
KL Charlie Acquisition Company	Delayed Draw	1.00%			12/30/2026	USD	872,757	(8,100)	(7,765)	[1,2,3]
Klick, Inc.	First Lien Term Loan	8.83%	SOFR	450	3/31/2028	USD	317,818	315,257	317,818	[1,3,4,6]
Last Dance Intermediate II, LLC	Delayed Draw	1.00%			3/31/2031	USD	6,524,008	(48,417)	(45,981)	[1,2,3,6]
Last Dance Intermediate II, LLC	First Lien Term Loan	9.58%	SOFR	525	3/31/2031	USD	16,736,256	16,626,421	16,632,253	[1,3,4,6]
Last Dance Intermediate II, LLC	Revolver	0.50%			3/31/2031	USD	1,739,736	(21,290)	(20,964)	[1,2,3,6]
MBS Holdings, Inc.	First Lien Term Loan	9.28%	SOFR	500	4/16/2027	USD	452,542	448,489	450,171	[1,3,4]
MBS Holdings, Inc.	First Lien Term Loan	9.35%	SOFR	500	4/16/2027	USD	14,165,593	13,972,185	14,091,357	[1,3,4]
MBS Holdings, Inc.	First Lien Term Loan	10.60%	SOFR	625	4/16/2027	USD	1,004,237	994,068	998,974	[1,3,4]
MBS Holdings, Inc.	Revolver	0.50%			4/16/2027	USD	1,271,187	(1,589)	(6,662)	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,539	(56,692)	(122,016)	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	9.88%	SOFR	550	6/30/2027	USD	9,362,969	7,631,928	7,736,753	[1,3,4,5]
Mc Group Ventures Corporation	First Lien Term Loan	9.63%	SOFR	525	6/30/2027	USD	7,634,615	7,568,370	7,505,441	[1,3,4]
Mc Group Ventures Corporation	First Lien Term Loan	9.88%	SOFR	550	6/30/2027	USD	14,807,692	14,682,282	14,646,097	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Omni Fiber, LLC	Delayed Draw	1.00%			7/3/2029	USD	1,666,667	$(16,667)	$(16,120)	[1,2,3]
Omni Fiber, LLC	Delayed Draw	9.55%	SOFR	525	7/3/2029	USD	30,000,000	29,684,300	26,709,831	[1,3,4,5]
Omni Fiber, LLC	Delayed Draw	9.55%	SOFR	525	7/3/2029	USD	333,333	330,002	330,109	[1,3,4]
Omni Fiber, LLC	Delayed Draw	9.57%	SOFR	525	7/3/2029	USD	3,000,000	2,970,310	2,970,983	[1,3,4]
Omni Fiber, LLC	First Lien Term Loan	9.55%	SOFR	525	7/3/2029	USD	15,000,000	14,864,752	14,854,916	[1,3,4]
OneCare Media, LLC	First Lien Term Loan	8.93%	SOFR	450	9/29/2026	USD	8,448,885	8,408,311	4,503,255	[1,3,4]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	1,333,333	(20,000)	(622,667)	[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	8.74%	BBSY	500	7/20/2029	AUD	2,800,000	1,931,328	1,830,101	[1,3,4,7]
Real Chemistry Intermediate III, Inc.	Delayed Draw	1.00%			4/12/2032	USD	9,410,873	(46,390)	(47,054)	[1,2,3,6]
Real Chemistry Intermediate III, Inc.	First Lien Term Loan	8.83%	SOFR	450	4/12/2032	USD	21,174,466	21,070,751	21,068,594	[1,3,4,6]
Real Chemistry Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	4,705,438	(22,866)	(23,527)	[1,2,3,6]
Recorded Book, Inc.	First Lien Term Loan	10.08%	SOFR	575	8/31/2030	USD	18,409,928	17,972,787	18,778,127	[1,3,4,6]
Recorded Book, Inc.	First Lien Term Loan	10.08%	SOFR	575	9/3/2030	USD	3,601,265	3,601,265	3,601,265	[1,3,4,6]
Recorded Book, Inc.	Revolver	10.08%	SOFR	575	8/31/2028	USD	1,860,314	1,700,581	1,737,935	[1,3,4,5,6]
Scripps SPV, LLC	Revolver	10.58%	SOFR	625	3/31/2028	USD	2,706,480	1,213,454	1,213,723	[1,3,4,5,6]
SintecMedia NYC, Inc.	First Lien Term Loan	11.32%	SOFR	700	6/21/2029	USD	22,366,525	21,867,600	21,545,220	[1,3,4]
SintecMedia NYC, Inc.	Revolver	11.31%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,274,547	[1,3,4,5]
Socket Holdings Corporation	Delayed Draw	1.00%			3/31/2031	USD	6,779,661	(49,813)	(26,476)	[1,2,3,6]
Socket Holdings Corporation	First Lien Term Loan	9.58%	SOFR	525	3/31/2031	USD	16,525,424	16,365,205	16,336,812	[1,3,4,6]
Socket Holdings Corporation	Revolver	0.50%			3/31/2031	USD	1,694,915	(20,316)	(10,861)	[1,2,3,6]
Swoop Intermediate III, Inc.	Delayed Draw	1.00%			4/12/2032	USD	22,753,547	(112,165)	(56,656)	[1,2,3,6]
Swoop Intermediate III, Inc.	First Lien Term Loan	8.83%	SOFR	450	4/12/2032	USD	32,234,191	32,076,280	32,153,928	[1,3,4,6]
Swoop Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	7,584,516	(36,861)	(18,885)	[1,2,3,6]
TA TT Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	4/1/2029	USD	24,074,201	23,861,978	23,641,594	[1,3,4]
Tinuiti Inc.	Delayed Draw	9.65%	SOFR	525	12/10/2026	USD	5,052,562	4,990,776	4,830,506	[1,3,4]
Tinuiti Inc.	First Lien Term Loan	9.65%	SOFR	525	12/10/2026	USD	3,507,932	3,462,256	3,353,761	[1,3,4]
Trunk Acquisition, Inc.	Delayed Draw	10.45%	SOFR	600	2/19/2030	USD	4,503,157	3,789,621	3,832,116	[1,3,4,5,6]
Trunk Acquisition, Inc.	First Lien Term Loan	10.45%	SOFR	600	2/19/2027	USD	21,768,750	21,387,797	21,768,750	[1,3,4]
Trunk Acquisition, Inc.	First Lien Term Loan	10.45%	SOFR	600	2/19/2030	USD	4,418,968	4,378,068	4,418,968	[1,3,4,6]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	3,693,049	(64,628)	-	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Visionary Buyer LLC	Delayed Draw	9.80%	SOFR	550	3/21/2030	USD	12,000,000	$10,800,153	$10,853,072	[1,3,4,5]
Visionary Buyer LLC	Delayed Draw	1.00%			3/21/2031	USD	16,000,000	(156,745)	(142,571)	[1,2,3]
Visionary Buyer LLC	First Lien Term Loan	9.80%	SOFR	550	3/21/2030	USD	12,000,000	11,843,909	11,893,072	[1,3,4]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(35,589)	(26,732)	[1,2,3]
Zephyr Buyer, L.P.	First Lien Term Loan	9.55%	SOFR	525	1/31/2031	USD	42,059,155	41,648,396	41,743,601	[1,3,4]
Zephyr Buyer, L.P.	Revolver	0.50%			1/31/2031	USD	3,000,000	(29,053)	(22,508)	[1,2,3]
								993,611,980	999,699,090
Consumer Discretionary — 5.3%
760203 N.B. Ltd.	First Lien Term Loan	8.25%	CORRA	550	12/31/2030	CAD	6,277,205	4,241,529	4,499,199	[1,3,4,6,7]
760203 N.B. Ltd.	Revolver	0.50%			12/31/2030	CAD	147,640	(2,502)	3,507	[1,2,3,6,7]
760203 N.B. Ltd.	Revolver	8.20%	CORRA	550	12/31/2030	CAD	17,545	11,860	12,575	[1,3,4,6,7]
760203 N.B. Ltd.	Revolver	8.20%	CDOR	550	12/31/2030	CAD	105,268	71,160	75,451	[1,3,4,6,7]
760203 N.B. Ltd.	Revolver	8.25%	CORRA	550	12/31/2030	CAD	61,406	41,508	44,013	[1,3,4,6,7]
760203 N.B. Ltd.	Revolver	8.25%	PRIME	550	12/31/2030	CAD	35,089	23,721	25,150	[1,3,4,6,7]
760203 N.B. Ltd.	Revolver	8.51%	CDOR	550	12/31/2030	CAD	22,657	15,317	16,239	[1,3,4,6,7]
760203 N.B. Ltd.	Revolver	8.58%	SOFR	425	12/31/2030	USD	157,902	154,019	154,124	[1,3,4]
760203 N.B. Ltd.	Revolver	9.56%	SOFR	525	12/31/2030	USD	105,268	102,683	102,749	[1,3,4]
760203 N.B. Ltd.	Revolver	9.56%	SOFR	525	12/31/2030	USD	105,268	102,686	102,749	[1,3,4]
760203 N.B. Ltd.	Revolver	9.57%	SOFR	525	12/31/2030	USD	26,317	25,672	25,687	[1,3,4]
760203 N.B. Ltd.	Revolver	9.58%	SOFR	525	12/31/2030	USD	17,545	17,113	17,125	[1,3,4]
760203 N.B. Ltd.	Revolver	11.75%	PRIME	425	12/31/2030	USD	259,660	253,267	253,447	[1,3,4]
A1 Garage Equity, LLC	Delayed Draw	8.83%	SOFR	450	12/22/2028	USD	4,101,036	3,073,866	3,160,119	[1,3,4,5]
A1 Garage Equity, LLC	First Lien Term Loan	8.83%	SOFR	450	12/22/2028	USD	9,108,523	8,930,221	9,058,363	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	(8,344)	[1,2,3]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.30%	SOFR	600	12/14/2027	USD	17,595,471	17,421,017	17,490,507	[1,3,4,6]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.81%	SOFR	625	4/22/2026	USD	27,522,841	27,360,256	27,470,465	[1,3,4,6]
All Day AcquisitionCo, LLC	First Lien Term Loan	10.78%	SOFR	650	4/30/2030	USD	27,049,180	26,512,607	26,498,761	[1,3,4]
All Day AcquisitionCo, LLC	Revolver	0.50%			4/30/2030	USD	2,950,820	(58,064)	(60,046)	[1,2,3]
Aptive Environmental, LLC	First Lien Term Loan	9.83%	SOFR	550	10/1/2030	USD	5,088,859	5,093,588	5,023,136	[1,3,4]
Aptive Environmental, LLC	Revolver	0.50%			10/1/2030	USD	522,738	215	(6,751)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Archimede	Delayed Draw	8.98%	EURIBOR	700	10/27/2027	EUR	1,500,000	$1,804,888	$1,676,952	[1,3,4,7]
Archimede	First Lien Term Loan	8.98%	EURIBOR	700	10/27/2027	EUR	16,300,000	17,240,567	18,222,879	[1,3,4,7]
Auveco Holdings, Inc.	First Lien Term Loan	9.73%	SOFR	525	5/5/2028	USD	8,957,237	8,867,664	8,957,237	[1,3,4]
Auveco Holdings, Inc.	Revolver	9.73%	SOFR	525	5/5/2028	USD	1,315,789	290,789	296,053	[1,3,4,5]
Barbri Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	4/30/2030	USD	69,825,000	69,502,268	69,307,663	[1,3,4]
Beckett Collectibles Holdings, LLC	First Lien Term Loan	12.86%	SOFR	850	12/13/2029	USD	756,680	735,754	736,872	[1,3,4]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	12.18%	SOFR	775	12/11/2025	USD	9,734,877	9,686,096	9,472,712	[1,3,4]
BPI Intermediate Holdings, Inc.	Revolver	12.18%	SOFR	775	12/11/2025	USD	1,440,000	237,750	201,220	[1,3,4,5]
Bright Finco Limited	Delayed Draw	1.00%			4/7/2032	GBP	986,842	606,378	625,444	[1,2,3,7]
Bright Finco Limited	First Lien Term Loan	9.50%	SONIA	500	4/7/2032	GBP	14,013,158	18,917,990	19,197,476	[1,3,4,7]
CI (MG) Group, LLC	Delayed Draw	9.80%	SOFR	550	3/27/2030	USD	2,319,622	175,616	177,216	[1,3,4,5]
CI (MG) Group, LLC	First Lien Term Loan	9.72%	SOFR	550	3/27/2030	USD	4,890,016	4,819,598	4,821,966	[1,3,4]
CI (MG) Group, LLC	Revolver	9.80%	SOFR	550	3/27/2030	USD	522,438	243,324	243,500	[1,3,4,5]
Circauto Bidco AB	Delayed Draw	1.00%			5/29/2031	SEK	157,356,412	(319,400)	1,580,935	[1,2,3,7]
Circauto Bidco AB	Delayed Draw	8.16%	STIBOR	600	6/14/2031	SEK	322,580,645	23,672,705	26,845,066	[1,3,4,5,7]
Collision SP Subco, LLC	Delayed Draw	1.00%			1/29/2030	USD	3,522,581	(34,350)	(35,226)	[1,2,3]
Collision SP Subco, LLC	Delayed Draw	9.04%	SOFR	475	1/29/2030	USD	445,025	382,848	382,664	[1,3,4,5]
Collision SP Subco, LLC	First Lien Term Loan	9.03%	SOFR	475	1/29/2030	USD	763,270	755,939	755,637	[1,3,4]
Collision SP Subco, LLC	First Lien Term Loan	9.04%	SOFR	475	1/29/2030	USD	140,903	139,550	139,494	[1,3,4]
Collision SP Subco, LLC	Revolver	0.50%			1/29/2030	USD	124,902	(1,187)	(1,249)	[1,2,3]
COP HomeTown Acquisitions, Inc.	Delayed Draw	9.54%	SOFR	525	7/16/2027	USD	30,731,560	30,196,985	30,467,844	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.53%	SOFR	525	7/16/2027	USD	4,343,095	4,304,308	4,305,826	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.57%	SOFR	550	7/16/2027	USD	13,962,787	13,794,701	13,842,969	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	Revolver	11.75%	PRIME	425	7/16/2027	USD	1,556,667	597,757	590,114	[1,3,4,5,6]
Crunch Holdings LLC	First Lien Term Loan	9.06%	SOFR	475	9/26/2031	USD	1,462,500	1,455,231	1,455,730	[1,3,4]
Crunch Holdings LLC	Revolver	0.50%			9/26/2031	USD	198,043	(982)	(917)	[1,2,3]
Curriculum Associates, LLC	Delayed Draw	1.00%			5/7/2032	USD	23,846,096	(198,352)	(118,994)	[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	9.05%	SOFR	475	5/7/2032	USD	55,106,323	54,644,488	54,737,546	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	9.58%	SOFR	525	12/22/2027	USD	9,944,979	7,371,847	7,493,977	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Denali Midco 2 LLC	First Lien Term Loan	9.58%	SOFR	525	12/22/2027	USD	6,301,161	$6,198,362	$6,221,043	[1,3,4]
DRS Holdings III, Inc.	First Lien Term Loan	9.55%	SOFR	525	11/1/2028	USD	1,566,828	1,559,463	1,566,828	[1,3,4,6]
DRS Holdings III, Inc.	Revolver	0.50%			11/1/2028	USD	11,426	(53)	-	[1,2,3,6]
EOS Fitness Opco Holdings, LLC	Delayed Draw	9.53%	SOFR	525	1/5/2028	USD	1,300,785	830,067	843,687	[1,3,4,5,6]
EOS Fitness Opco Holdings, LLC	First Lien Term Loan	9.53%	SOFR	525	1/5/2028	USD	260,157	257,007	259,792	[1,3,4,6]
Equinox Holdings, Inc.	First Lien Term Loan	12.55%, 4.13% PIK	SOFR	413	3/8/2029	USD	2,537,352	2,462,514	2,479,782	[1,3,4,5,8]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK	PRIME		6/30/2027	USD	328,146	320,232	321,658	[1,3,4,5,8]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(19,391)	(10,409)	[1,2,3,6]
Essential Services Holding Corporation	First Lien Term Loan	9.28%	SOFR	500	6/17/2031	USD	10,617,100	10,521,833	10,564,015	[1,3,4,6]
Essential Services Holding Corporation	Revolver	9.33%	SOFR	500	6/17/2030	USD	1,301,115	353,377	357,807	[1,3,4,5,6]
Excel Fitness Holdings, Inc.	Delayed Draw	9.80%	SOFR	550	4/29/2029	USD	13,240,147	10,359,161	10,571,041	[1,3,4,5]
Excel Fitness Holdings, Inc.	First Lien Term Loan	9.80%	SOFR	550	4/29/2029	USD	19,850,000	19,485,237	19,766,520	[1,3,4]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	5,312,683	(115,952)	(180,303)	[1,2,3]
Fenix Topco, LLC	Delayed Draw	11.05%	SOFR	675	3/28/2029	USD	941,986	801,647	783,606	[1,3,4,5]
Fenix Topco, LLC	First Lien Term Loan	11.05%	SOFR	675	3/28/2029	USD	13,599,723	13,334,045	13,138,172	[1,3,4]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	11.83%, 1.85% PIK	BBSY	540	6/30/2026	AUD	239,362	154,576	156,409	[1,3,4,7,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	11.51%, 1.85% PIK	BBSY	540	6/30/2026	AUD	4,930,023	3,183,698	3,221,485	[1,3,4,7,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	11.83%, 1.85% PIK	BBSY	540	6/30/2026	AUD	478,724	309,150	312,818	[1,3,4,7,8]
Fitness International, LLC	First Lien Term Loan	9.58%	SOFR	525	2/12/2029	USD	24,937,500	24,156,676	25,068,422	[1,4,6]
FQSR, LLC	Delayed Draw	9.93%	SOFR	550	5/26/2027	USD	2,203,606	2,203,606	2,117,789	[1,3,4]
Gateway Casinos & Entertainment, Ltd.	First Lien Term Loan	10.56%	SOFR	625	12/18/2030	USD	7,962,000	7,886,993	7,882,380	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	9.05%	SOFR	475	9/22/2026	USD	1,095,435	1,068,641	1,092,696	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	9.05%	SOFR	475	9/22/2028	USD	14,307,230	12,890,851	12,952,381	[1,3,4,5]
Gateway US Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/22/2026	USD	20,996,393	20,627,659	20,943,902	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/22/2028	USD	27,143,068	27,070,883	27,075,211	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,914,398	(4,401)	(4,786)	[1,2,3]
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	11.33%	SOFR	700	10/14/2027	USD	21,251,138	20,857,115	20,904,126	[1,3,4]
Gator Plastic Intermediate Holdings, LLC	Revolver	11.31%	SOFR	700	10/14/2027	USD	3,748,862	2,202,982	2,210,822	[1,3,4,5]
Guardian Restoration Partners Buyer, LLC	Delayed Draw	9.05%	SOFR	475	11/1/2031	USD	3,553,447	2,120,097	2,121,492	[1,3,4,5]
Guardian Restoration Partners Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	11/1/2031	USD	2,132,067	2,107,230	2,107,733	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Guardian Restoration Partners Buyer, LLC	Revolver	9.05%	SOFR	475	11/1/2031	USD	533,017	$72,134	$72,093	[1,3,4,5]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.78%	SOFR	850	4/7/2030	USD	17,000,000	16,768,185	16,763,203	[1,3,4]
HGC Holdings, LLC	Delayed Draw	8.80%	SOFR	450	6/20/2029	USD	1,501,458	75,115	75,412	[1,3,4,5,6]
HGC Holdings, LLC	First Lien Term Loan	9.32%	SOFR	500	6/20/2029	USD	2,978,909	2,956,703	2,957,240	[1,3,4,6]
HGC Holdings, LLC	Revolver	0.50%			6/20/2029	USD	407,045	(3,030)	(2,961)	[1,2,3,6]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	1,775,693	(16,810)	(6,757)	[1,2,3,6]
Home Service Topco IV, Inc.	Delayed Draw	8.82%	SOFR	450	12/31/2027	USD	4,757,325	1,704,333	1,757,591	[1,3,4,5,6]
Home Service Topco IV, Inc.	First Lien Term Loan	8.93%	SOFR	450	12/31/2027	USD	5,121,764	4,954,248	5,102,275	[1,3,4,6]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	-	(4,059)	[1,2,3,6]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.38%	SOFR	800	4/7/2028	USD	39,300,000	38,285,080	38,981,284	[1,3,4]
HPS Consumer Discretionary	First Lien Term Loan	10.94%, 1.50% PIK	SOFR	500	4/30/2025	USD	3,896,812	3,830,189	3,426,309	[1,3,4,5,8]
HPS Consumer Discretionary	First Lien Term Loan	11.18%	SOFR	675	7/26/2027	USD	13,947,495	13,841,677	13,856,578	[1,3,4,6]
HS Spa Holdings, Inc.	Delayed Draw	9.53%	SOFR	525	6/2/2029	USD	249,694	247,572	251,043	[1,3,4]
HS Spa Holdings, Inc.	First Lien Term Loan	9.58%	SOFR	525	6/2/2029	USD	2,120,050	2,092,213	2,131,498	[1,3,4]
HS Spa Holdings, Inc.	Revolver	9.58%	SOFR	525	6/2/2028	USD	311,429	65,019	65,018	[1,3,4,5]
HY Cite Enterprises LLC	First Lien Term Loan	12.59%	SOFR	800	11/12/2026	USD	9,744,632	8,616,562	9,783,610	[1,3,4]
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	(8,915)	(8,721)	[1,2,3,6]
IFH Franchisee Holdings LLC	First Lien Term Loan	10.07%	SOFR	575	12/20/2029	USD	2,768,644	2,730,506	2,730,115	[1,3,4,6]
IFH Franchisee Holdings LLC	Revolver	8.32%	SOFR	400	12/20/2029	USD	1,000	654	652	[1,3,4,5,6]
Infinity Home Services Holdco, Inc.	Delayed Draw	9.55%	SOFR	525	12/28/2028	USD	3,741,650	1,102,563	1,136,536	[1,3,4,5,6]
Ingenio, LLC	First Lien Term Loan	12.45%, 6.00% PIK	SOFR	200	8/3/2026	USD	15,106,147	14,938,003	14,366,630	[1,3,4,6,8]
Innovetive Petcare, LLC	Delayed Draw	9.42%	SOFR	500	6/30/2028	USD	1,918,068	1,610,838	1,639,696	[1,3,4,5,6]
Innovetive Petcare, LLC	Delayed Draw	9.42%	SOFR	500	6/30/2028	USD	2,750,254	1,934,196	1,927,057	[1,3,4,5,6]
International Entertainment JJCo 3 Ltd	First Lien Term Loan	9.25%	SONIA	475	4/17/2032	GBP	11,610,750	15,635,545	16,050,806	[1,3,4,7]
Internova Travel Group, LLC	Delayed Draw	11.93%, 3.50% PIK	SOFR	400	3/27/2028	USD	3,791,644	3,707,729	3,718,096	[1,3,4,8]
JHCC Holdings LLC	Delayed Draw	9.55%	SOFR	525	9/9/2026	USD	2,425,405	2,401,225	2,418,361	[1,3,4,6]
JHCC Holdings LLC	Delayed Draw	9.55%	SOFR	525	9/9/2027	USD	2,345,339	1,087,949	1,100,189	[1,3,4,5,6]
JHCC Holdings LLC	First Lien Term Loan	9.55%	SOFR	525	9/9/2026	USD	603,678	596,504	601,925	[1,3,4,6]
KBP Investments LLC	Delayed Draw	9.93%	SOFR	550	5/26/2027	USD	27,472,000	23,592,662	22,957,448	[1,3,4,5,6]
KnitWell Borrower LLC	First Lien Term Loan	12.18%	SOFR	775	7/28/2027	USD	23,665,405	23,287,342	23,277,417	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Legends Hospitality Holding Company, LLC	Delayed Draw	1.00%			8/22/2031	USD	4,029,641	$(11,890)	$13,298	[1,2,3,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.82%	SOFR	550	8/22/2031	USD	13,318,617	13,246,188	13,362,568	[1,3,4,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.82%, 2.75% PIK	SOFR	275	8/22/2031	USD	48,628,555	48,628,555	48,789,029	[1,3,4,8]
Legends Hospitality Holding Company, LLC	Revolver	9.32%	SOFR	500	8/22/2030	USD	8,059,280	3,708,039	3,747,565	[1,3,4,5,6]
Leonard Group, Inc.	First Lien Term Loan	11.06%	SOFR	650	2/26/2026	USD	11,340,488	11,245,910	11,322,313	[1,3,4]
Majco LLC	Delayed Draw	9.43%	SOFR	500	12/3/2028	USD	9,800,000	4,583,445	4,642,964	[1,3,4,5]
Majco LLC	Delayed Draw	8.93%	SOFR	450	12/3/2028	USD	9,130,652	9,070,989	8,957,885	[1,3,4]
Majco LLC	Delayed Draw	9.43%	SOFR	500	12/3/2028	USD	3,000,000	2,974,661	2,989,486	[1,3,4,6]
Majco LLC	First Lien Term Loan	8.93%	SOFR	450	12/3/2028	USD	8,730,000	8,642,700	8,564,814	[1,3,4]
Majco LLC	Revolver	0.50%			12/3/2027	USD	1,666,667	-	(31,536)	[1,2,3]
Mammoth Holdings, LLC	Delayed Draw	10.21%	SOFR	600	11/15/2030	USD	4,512,498	4,436,462	4,512,498	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	10.30%	SOFR	600	11/15/2030	USD	17,954,545	17,655,375	17,954,545	[1,3,4]
Mammoth Holdings, LLC	Revolver	10.30%	SOFR	600	11/15/2029	USD	2,272,727	878,022	909,090	[1,3,4,5]
Margaritaville Enterprises LLC	Delayed Draw	9.05%	SOFR	475	6/17/2027	USD	2,090,471	2,066,682	2,090,471	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	-	[1,2,3]
Momentum Textiles, LLC	First Lien Term Loan	9.80%	SOFR	550	3/28/2029	USD	10,118,767	10,022,130	10,061,259	[1,3,4,6]
Momentum Textiles, LLC	Revolver	0.50%			3/28/2029	USD	1,033,149	(9,765)	(5,872)	[1,2,3,6]
Monahan Products LLC	First Lien Term Loan	9.28%	SOFR	500	8/27/2027	USD	3,734,717	3,721,085	3,692,091	[1,3,4,6]
Mountainside Fitness Acquisitions, LLC	Delayed Draw	1.00%			10/9/2029	USD	2,373,000	(15,246)	-	[1,2,3]
Mountainside Fitness Acquisitions, LLC	First Lien Term Loan	9.34%	SOFR	500	10/9/2029	USD	4,748,000	4,716,513	4,748,000	[1,3,4]
Mountainside Fitness Acquisitions, LLC	Revolver	0.50%			10/9/2029	USD	950,000	(6,103)	-	[1,2,3]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	5,000,000	(60,836)	2,160	[1,2,3,6,7]
Movati Athletic Group, Inc.	First Lien Term Loan	7.73%	CDOR	475	5/29/2030	CAD	41,172,656	29,500,799	30,040,258	[1,3,4,6,7]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(32,754)	(1,172)	[1,2,3,6,7]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2030	CAD	937,500	(11,472)	2,792	[1,2,3,7]
NKD Group GmbH	First Lien Term Loan	9.48%	EURIBOR	750	3/23/2026	EUR	5,769,231	6,044,873	6,796,125	[1,3,4,7]
NL1 Acquire Corp.	Delayed Draw	8.50%	CDOR	550	5/26/2028	CAD	1,904,934	1,476,258	1,398,836	[1,3,4,7]
NL1 Acquire Corp.	Delayed Draw	9.95%	SOFR	550	5/26/2028	USD	236,888	231,012	235,559	[1,3,4]
NL1 Acquire Corp.	First Lien Term Loan	8.50%	CDOR	550	5/26/2028	CAD	9,654,031	7,592,867	7,089,169	[1,3,4,7]
NL1 Acquire Corp.	First Lien Term Loan	9.95%	SOFR	550	5/26/2028	USD	2,031,750	2,011,433	1,993,713	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
NL1 Acquire Corp.	Revolver	8.50%	CDOR	550	5/26/2026	CAD	1,330,000	$823,429	$812,317	[1,3,4,5,7]
Northwinds holdings, Inc.	Delayed Draw	9.47%	SOFR	515	5/1/2029	USD	1,522,155	20,732	21,031	[1,3,4,5,6]
Northwinds holdings, Inc.	Revolver	0.50%			5/1/2029	USD	187,921	(1,846)	(1,825)	[1,2,3,6]
Oil Changer Holding Corporation	Delayed Draw	11.14%	SOFR	675	2/8/2027	USD	19,059,360	18,834,449	19,059,360	[1,3,4]
Oil Changer Holding Corporation	Delayed Draw	11.17%	SOFR	675	2/8/2027	USD	3,027,380	2,644,276	2,672,433	[1,3,4,5]
Penney Borrower LLC	First Lien Term Loan	10.93%	SOFR	650	12/16/2026	USD	5,790,441	5,730,108	5,773,774	[1,3,4,6]
POY Holdings, LLC	Delayed Draw	9.93%	SOFR	550	11/16/2027	USD	1,225,000	487,027	497,656	[1,3,4,5]
POY Holdings, LLC	Delayed Draw	9.95%	SOFR	550	11/16/2027	USD	2,802,185	2,786,477	2,802,185	[1,3,4]
POY Holdings, LLC	First Lien Term Loan	9.95%	SOFR	550	11/16/2027	USD	26,718,517	26,427,392	26,718,517	[1,3,4]
POY Holdings, LLC	Revolver	0.50%			11/16/2027	USD	962,604	-	-	[1,2,3]
Premiere Buyer, LLC	Delayed Draw	1.00%			5/1/2031	USD	294,982	(4,357)	(3,361)	[1,2,3,6]
Premiere Buyer, LLC	Delayed Draw	9.02%	SOFR	475	5/1/2031	USD	138,146	136,122	136,572	[1,3,4,6]
Premiere Buyer, LLC	Revolver	0.50%			5/1/2030	USD	156,525	(2,260)	(1,783)	[1,2,3,6]
Quality Automotive Services, LLC	Delayed Draw	9.32%	SOFR	500	1/30/2027	USD	2,867,222	1,303,867	1,319,099	[1,3,4,5,6]
Quality Automotive Services, LLC	Delayed Draw	9.28%	SOFR	500	7/16/2027	USD	5,516,716	5,430,867	5,496,828	[1,3,4,6]
Quality Automotive Services, LLC	First Lien Term Loan	9.28%	SOFR	500	7/16/2027	USD	2,081,908	2,066,113	2,074,403	[1,3,4,6]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	(10,683)	(5,325)	[1,2,3,6]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	1.00%			6/10/2031	USD	62,500,000	(466,778)	(445,645)	[1,2,3]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.07%	SOFR	475	6/10/2031	USD	1,587,848	21,830	21,830	[1,3,4,5]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.08%	SOFR	475	6/10/2031	USD	3,103,334	2,453,595	2,474,539	[1,3,4,5,6]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	9.08%	SOFR	475	6/10/2031	USD	17,941,269	17,699,631	17,813,342	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	(30,145)	(16,637)	[1,2,3,6]
Race Winning Brands, Inc.	First Lien Term Loan	9.93%	SOFR	525	11/16/2027	USD	25,692,707	25,385,816	24,306,323	[1,3,4,6]
Race Winning Brands, Inc.	Revolver	9.97%	SOFR	550	11/16/2027	USD	3,125,000	2,388,021	2,227,208	[1,3,4,5]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	9.20%	SOFR	475	11/26/2030	USD	637,265	631,367	637,265	[1,3,4,6]
Rawlings Sports Goods Company, Inc.	Revolver	8.17%	SOFR	375	11/26/2029	USD	1,000	468	482	[1,3,4,5,6]
RefrigiWear, LLC	First Lien Term Loan	7.25%	EURIBOR	475	11/2/2027	EUR	18,243,243	19,613,287	21,272,565	[1,3,4,7]
RefrigiWear, LLC	First Lien Term Loan	9.03%	SOFR	450	11/2/2027	USD	1,472,239	1,457,517	1,472,239	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	9.40%	SONIA	475	11/2/2027	GBP	8,910,000	11,207,327	12,230,611	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
RefrigiWear, LLC	First Lien Term Loan	9.03%	SOFR	450	6/4/2029	USD	15,187,916	$15,036,037	$15,187,916	[1,3,4]
RefrigiWear, LLC	Revolver	0.50%			11/2/2027	EUR	6,756,756	(64,293)	549,563	[1,2,3,7]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	2,601,896	-	-	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	12.18%	SOFR	775	2/26/2026	USD	11,043,205	10,980,177	10,856,361	[1,3,4,9,10,11]
Regent Holding Company, LLC	Revolver	12.18%	SOFR	775	2/26/2026	USD	1,917,293	563,910	531,470	[1,3,4,5]
Riverside Assessments, LLC	First Lien Term Loan	9.47%	SOFR	525	3/19/2031	USD	41,188,750	40,474,489	40,277,440	[1,3,4]
Riverside Assessments, LLC	Revolver	9.47%	SOFR	525	3/19/2031	USD	6,000,000	4,101,090	4,067,250	[1,3,4,5]
Shock Doctor Intermediate LLC	First Lien Term Loan	9.80%	SOFR	550	11/20/2029	USD	10,419,583	10,265,925	10,419,583	[1,3,4,6]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(30,972)	-	[1,2,3,6]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	9.74%	SOFR	525	10/1/2027	USD	34,875,573	10,283,730	11,240,027	[1,3,4,5]
Spanx, LLC	First Lien Term Loan	9.93%	SOFR	550	11/18/2028	USD	60,592,545	59,897,585	60,592,545	[1,3,4]
Spanx, LLC	Revolver	0.50%			11/18/2027	USD	12,096,621	-	-	[1,2,3]
Speedstar Holding, LLC	Delayed Draw	10.29%	SOFR	600	1/22/2027	USD	306,466	297,272	304,112	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	10.29%	SOFR	600	7/22/2027	USD	2,067,412	1,000,912	1,016,536	[1,3,4,5]
Speedstar Holding, LLC	First Lien Term Loan	10.29%	SOFR	600	1/22/2027	USD	9,147,327	9,031,797	9,077,082	[1,3,4]
Splash Car Wash, Inc.	Delayed Draw	9.33%	SOFR	500	3/17/2032	USD	3,488,372	497,510	512,189	[1,3,4,5,6]
Splash Car Wash, Inc.	First Lien Term Loan	9.30%	SOFR	500	3/17/2032	USD	8,895,349	8,830,131	8,867,129	[1,3,4,6]
Splash Car Wash, Inc.	Revolver	0.50%			3/17/2031	USD	1,744,186	(12,604)	(5,533)	[1,2,3,6]
Spotless Brands, LLC	Delayed Draw	10.05%	SOFR	575	7/25/2028	USD	3,394,435	3,394,435	3,394,435	[1,3,4,6]
Spotless Brands, LLC	First Lien Term Loan	10.05%	SOFR	575	7/25/2028	USD	14,618,920	14,618,920	14,618,920	[1,3,4,6]
Spotless Brands, LLC	Revolver	10.05%	SOFR	575	7/25/2028	USD	617,973	370,784	370,784	[1,3,4,5,6]
ST Athena Global LLC	Delayed Draw	9.55%	SOFR	525	8/20/2030	USD	1,206,525	255,705	258,647	[1,3,4,5]
ST Athena Global LLC	First Lien Term Loan	9.47%	SONIA	525	8/20/2030	GBP	10,070,240	13,006,632	13,665,482	[1,3,4,7]
ST Athena Global LLC	First Lien Term Loan	9.53%	SOFR	525	8/20/2030	USD	22,034,059	21,739,278	21,782,576	[1,3,4]
ST Athena Global LLC	Revolver	9.58%	SOFR	525	8/20/2029	USD	3,761,472	1,394,620	1,398,966	[1,3,4,5]
Stanton Carpet Corp.	First Lien Term Loan	9.45%	SOFR	500	10/1/2027	USD	8,917,812	8,827,704	8,793,710	[1,3,4]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	-	(16,553)	[1,2,3]
Stepping Stones Healthcare Services, LLC	Delayed Draw	9.30%	SOFR	500	1/2/2029	USD	3,998,000	1,043,341	1,098,000	[1,3,4,5]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			12/30/2026	USD	2,000,000	(101,500)	-	[1,2,3]
Summit Buyer, LLC	Delayed Draw	9.30%	SOFR	500	5/31/2026	USD	24,403,655	15,196,255	15,300,653	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Summit Buyer, LLC	Delayed Draw	1.00%			5/31/2031	USD	24,456,522	$(120,828)	$(86,885)	[1,2,3]
Summit Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	5/31/2031	USD	44,612,772	44,216,425	44,454,279	[1,3,4]
Summit Buyer, LLC	Revolver	0.50%			5/31/2030	USD	5,706,522	(46,917)	(20,273)	[1,2,3]
Sun Acquirer Corp.	Delayed Draw	9.33%	SOFR	500	9/5/2028	USD	6,123,791	1,327,717	1,389,295	[1,3,4,5,6]
Sun Acquirer Corp.	First Lien Term Loan	9.33%	SOFR	500	9/5/2028	USD	2,613,188	2,601,559	2,613,188	[1,3,4,6]
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	(951)	-	[1,2,3,6]
Team Acquisition Corporation	First Lien Term Loan	10.80%	SOFR	650	11/21/2029	USD	14,094,868	13,633,271	13,933,997	[1,3,4]
Team Acquisition Corporation	First Lien Term Loan	10.82%	SOFR	650	11/21/2029	USD	8,180,362	7,900,738	8,086,995	[1,3,4]
Team Acquisition Corporation	Revolver	0.50%			11/21/2028	USD	4,618,975	(126,107)	(52,718)	[1,2,3,6]
Telle Tire & Auto Service, LLC	Delayed Draw	9.02%	SOFR	475	3/3/2031	USD	353,938	124,618	128,396	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	First Lien Term Loan	8.88%	SOFR	475	3/3/2031	USD	117,979	116,281	117,518	[1,3,4,6]
Telle Tire & Auto Service, LLC	Revolver	0.50%			3/3/2031	USD	61,889	(879)	(242)	[1,2,3,6]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	9.26%	SOFR	500	7/2/2030	USD	8,449,000	8,301,168	8,449,000	[1,3,4]
TickPick Intermediate Holdings, LLC	Revolver	0.50%			7/2/2030	USD	344,253	(5,765)	-	[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	1,011,628	(19,092)	(19,388)	[1,2,3,6]
Titan Home Improvement, LLC	First Lien Term Loan	10.08%	SOFR	575	5/31/2030	USD	5,394,884	5,322,944	5,345,482	[1,3,4,6]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	843,024	(10,821)	(7,720)	[1,2,3,6]
Treehouse Junior Limited	First Lien Term Loan	9.28%	SOFR	500	3/25/2028	USD	7,754,716	7,699,548	7,754,716	[1,3,4]
US Fitness Holdings, LLC	Delayed Draw	1.00%			9/4/2031	USD	5,169,231	(53,569)	(20,187)	[1,2,3,6]
US Fitness Holdings, LLC	First Lien Term Loan	9.78%	SOFR	550	9/4/2031	USD	20,676,923	20,466,956	20,596,176	[1,3,4,6]
US Fitness Holdings, LLC	Revolver	0.50%			9/4/2030	USD	403,846	(3,864)	(1,577)	[1,2,3,6]
US Fitness Holdings, LLC	Revolver	10.16%	SOFR	550	9/4/2030	USD	1,801,885	346,650	353,341	[1,3,4,5,6]
Vertex Service Partners, LLC	Delayed Draw	10.30%	SOFR	600	11/8/2030	USD	19,047,685	15,429,933	15,758,561	[1,3,4,5,6]
Vertex Service Partners, LLC	Delayed Draw	10.30%	SOFR	600	8/31/2028	USD	5,800,000	1,082,715	1,114,716	[1,3,4,5]
Vertex Service Partners, LLC	First Lien Term Loan	10.30%	SOFR	600	11/8/2030	USD	7,770,348	7,608,700	7,770,348	[1,3,4,6]
Vertex Service Partners, LLC	Revolver	10.30%	SOFR	600	11/8/2030	USD	2,034,884	1,475,893	1,515,815	[1,3,4,5,6]
Weber-Stephen Products, LLC	Revolver	10.08%	SOFR	575	12/19/2026	USD	10,833,332	10,681,548	10,917,266	[1,3,4,5,6]
Wheels Bidco, Inc.	First Lien Term Loan	9.76%	SOFR	550	11/1/2031	USD	25,000,000	24,649,832	24,777,233	[1,3,4]
WU Holdco, Inc.	Delayed Draw	1.00%			4/15/2032	USD	14,701,500	(72,589)	(52,230)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
WU Holdco, Inc.	First Lien Term Loan	9.21%	SOFR	500	4/15/2032	USD	215,748	$214,856	$214,981	[1,3,4]
WU Holdco, Inc.	First Lien Term Loan	9.05%	SOFR	475	4/15/2032	USD	27,837,042	27,699,908	27,738,147	[1,3,4,6]
WU Holdco, Inc.	First Lien Term Loan	9.05%	SOFR	475	4/15/2032	USD	32,602,459	32,442,777	32,486,634	[1,3,4]
WU Holdco, Inc.	Revolver	0.38%			4/15/2032	USD	57,769	(380)	(205)	[1,2,3]
WU Holdco, Inc.	Revolver	9.30%	SOFR	500	4/15/2032	USD	229,558	228,094	228,742	[1,3,4]
WU Holdco, Inc.	Revolver	9.30%	SOFR	500	4/15/2032	USD	71,832	71,348	71,576	[1,3,4]
WU Holdco, Inc.	Revolver	0.50%			4/15/2032	USD	4,573,800	(22,299)	(16,249)	[1,2,3,6]
								1,565,919,532	1,585,250,463
Consumer Staples — 1.5%
Badia Spices, LLC	First Lien Term Loan	8.63%	SOFR	450	11/1/2030	USD	1,498,139	1,474,139	1,474,291	[1,3,4,6]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,389)	(1,418)	[1,2,3,6]
Baxters North America Holdings, Inc.	First Lien Term Loan	11.21%	SOFR	688	5/31/2028	USD	21,738,175	21,383,316	21,392,138	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	8.44%	SOFR	400	6/10/2028	USD	13,531,756	13,430,267	13,382,906	[1,4]
C.P. Converters, Inc.	First Lien Term Loan	12.08%	ARR CSA	750	12/13/2025	USD	3,243,689	3,232,366	3,060,541	[1,3,4]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.36%	EURIBOR	725	4/11/2032	EUR	4,750,000	5,222,152	5,451,367	[1,3,4,7]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.52%	SOFR	725	4/11/2032	USD	5,206,000	5,051,394	5,071,921	[1,3,4]
Demakes Borrower, LLC	First Lien Term Loan	10.30%	SOFR	600	12/12/2029	USD	4,046,775	3,965,615	4,046,775	[1,3,4]
Eagle Family Foods, Inc.	First Lien Term Loan	9.26%	SOFR	500	8/12/2030	USD	34,651,685	34,344,093	34,391,480	[1,3,4]
Eagle Family Foods, Inc.	Revolver	9.12%	SOFR	500	8/12/2030	USD	4,044,944	280,227	284,233	[1,3,4,5]
Forward Keystone Holdings, LP	Delayed Draw	15.00%	PRIME	750	3/18/2029	USD	104,924	3,122	3,024	[1,3,4,5]
Forward Keystone Holdings, LP	First Lien Term Loan	15.00%	PRIME	750	3/18/2029	USD	274,955	268,433	268,309	[1,3,4]
GOJO Industries Holdings, Inc.	First Lien Term Loan	13.83%	SOFR	950	10/26/2028	USD	25,036,770	24,497,498	24,938,996	[1,3,4]
Great Kitchens Food Company, Inc.	First Lien Term Loan	10.33%	SOFR	600	5/31/2029	USD	7,621,469	7,494,967	7,469,040	[1,3,4]
Great Kitchens Food Company, Inc.	Revolver	9.35%	SOFR	500	5/31/2029	USD	1,412,429	90,771	84,746	[1,3,4,5]
Hometown Food Company	First Lien Term Loan	8.81%	SOFR	450	6/3/2030	USD	8,000,000	7,920,697	7,920,000	[1,3,4]
JTM Foods, LLC	Delayed Draw	9.70%	SOFR	525	5/14/2027	USD	1,020,992	1,009,396	1,020,992	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.72%	SOFR	525	5/14/2027	USD	7,432,615	7,339,707	7,432,615	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.70%	SOFR	525	5/14/2029	USD	1,316,840	1,310,705	1,316,840	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.72%	SOFR	525	5/14/2029	USD	32,983,399	32,828,996	32,983,399	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
JTM Foods, LLC	Revolver	9.68%	SOFR	525	5/14/2027	USD	1,119,194	$822,917	$824,367	[1,3,4,5]
JTM Foods, LLC	Revolver	9.71%	SOFR	525	5/14/2027	USD	559,597	110,800	111,919	[1,3,4,5]
JTM Foods, LLC	Revolver	9.72%	SOFR	525	5/14/2029	USD	3,616,600	1,344,439	1,314,255	[1,3,4,5]
KNPC Holdco, LLC	First Lien Term Loan	10.11%	SOFR	585	10/22/2029	USD	5,252,577	5,109,386	5,252,577	[1,3,4,6]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	10.93%	SOFR	650	10/31/2028	USD	7,424	7,416	7,415	[1,3,4]
Nellson Nutraceutical, LLC	Delayed Draw	1.00%			4/17/2031	USD	585,059	(8,672)	(7,938)	[1,2,3,6]
Nellson Nutraceutical, LLC	First Lien Term Loan	10.05%	SOFR	575	4/17/2031	USD	9,711,971	9,568,831	9,580,208	[1,3,4,6]
Nellson Nutraceutical, LLC	Revolver	10.05%	SOFR	575	4/17/2031	USD	1,521,153	420,001	421,667	[1,3,4,5,6]
Nyx Holdco, Inc.	First Lien Term Loan	10.65%	SOFR	635	11/30/2027	USD	10,664,493	10,592,494	10,615,502	[1,3,4,6]
PH Beauty Holdings III, Inc.	First Lien Term Loan	9.27%	SOFR	500	9/28/2027	USD	3,192,573	3,164,559	3,180,105	[1,3,4,6]
Purfoods, LLC	Delayed Draw	9.30%	SOFR	500	8/12/2027	USD	2,932,031	2,902,711	2,927,919	[1,3,4]
Purfoods, LLC	First Lien Term Loan	9.30%	SOFR	500	8/12/2027	USD	4,331,250	4,287,937	4,325,176	[1,3,4]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	1,818,182	(24,982)	-	[1,2,3,6]
QVF Acquisition, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/23/2030	USD	6,952,273	6,854,650	6,852,672	[1,3,4,6]
QVF Acquisition, Inc.	Revolver	9.55%	SOFR	525	12/23/2030	USD	1,212,121	165,171	179,918	[1,3,4,5,6]
RB Holdings Interco, LLC	Revolver	9.42%	SOFR	500	5/4/2028	USD	1,385,080	1,368,459	1,385,080	[1,3,4,6]
Sara Lee Frozen Bakery, LLC	First Lien Term Loan	9.20%	SOFR	475	7/30/2027	USD	1,312,240	1,300,708	1,307,510	[1,3,4,6]
Spindrift Beverage Co., Inc.	Delayed Draw	1.00%			2/19/2032	USD	180,749	(2,203)	(706)	[1,2,3,6]
Spindrift Beverage Co., Inc.	First Lien Term Loan	9.54%	SOFR	525	2/19/2032	USD	1,607,578	1,588,216	1,601,300	[1,3,4,6]
Spindrift Beverage Co., Inc.	Revolver	9.54%	SOFR	525	2/19/2032	USD	324,342	19,043	19,355	[1,3,4,5,6]
Summer Fridays, LLC	First Lien Term Loan	9.55%	SOFR	525	5/16/2031	USD	32,407,407	32,008,429	32,016,890	[1,3,4]
Summer Fridays, LLC	Revolver	0.50%			5/16/2031	USD	2,592,593	(31,745)	(31,241)	[1,2,3]
SW Ingredients Holdings, LLC	Delayed Draw	1.00%			5/2/2030	USD	3,209,455	(47,377)	(48,142)	[1,2,3]
SW Ingredients Holdings, LLC	First Lien Term Loan	9.33%	SOFR	500	5/2/2030	USD	25,996,587	25,616,427	25,606,638	[1,3,4]
SWK Buyer, Inc.	First Lien Term Loan	9.67%	SOFR	525	3/11/2029	USD	12,838,706	12,710,319	12,627,908	[1,3,4]
SWK Buyer, Inc.	Revolver	7.75%	PRIME		3/11/2029	USD	1,228,070	368,421	348,258	[1,3,4,5]
Tropical Bidco, LLC	First Lien Term Loan	9.05%	SOFR	475	12/10/2030	USD	17,229,546	16,989,173	16,936,305	[1,3,4]
Tropical Bidco, LLC	Revolver	0.50%			12/10/2030	USD	2,727,273	(37,210)	(46,417)	[1,2,3]
TPSI Receivables LLC		9.03%	SOFR	475	1/24/2029	USD	7,673,888	5,984,755	5,988,414	[1,3,4,5,6]
Viva 5 Group, LLC	First Lien Term Loan	10.83%	SOFR	650	5/21/2030	USD	24,248,112	23,711,428	23,702,530	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Viva 5 Group, LLC	Revolver	10.83%	SOFR	650	5/21/2030	USD	3,031,014	$463,652	$462,229	[1,3,4,5]
Vybond Buyer, LLC	Delayed Draw	1.00%			2/3/2032	USD	5,257,009	(76,635)	(86,270)	[1,2,3]
Vybond Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	2/3/2032	USD	20,800,234	20,501,037	20,458,893	[1,3,4]
Vybond Buyer, LLC	Revolver	0.50%			2/3/2032	USD	3,942,757	(55,767)	(64,702)	[1,2,3]
Waldencast PLC	First Lien Term Loan	12.08%	SOFR	750	3/18/2030	USD	24,518,992	23,989,814	23,967,315	[1,3,4]
Waldencast PLC	Revolver	12.04%	SOFR	750	3/18/2030	USD	4,203,256	2,362,042	2,357,327	[1,3,4,5]
Waternill Express, LLC	Delayed Draw	1.00%			4/30/2031	USD	291,120	(3,589)	(3,004)	[1,2,3,6]
Waternill Express, LLC	First Lien Term Loan	8.80%	SOFR	450	4/30/2031	USD	435,949	430,613	431,450	[1,3,4,6]
Waternill Express, LLC	Revolver	0.50%			4/30/2031	USD	37,393	(455)	(386)	[1,2,3,6]
Waternill Express, LLC	Revolver	8.80%	SOFR	450	4/30/2031	USD	1,669	1,649	1,652	[1,3,4,6]
Waternill Express, LLC	Revolver	8.83%	SOFR	450	4/30/2031	USD	2,671	2,638	2,643	[1,3,4,6]
Woodland Foods, Inc.	First Lien Term Loan	9.97%	SOFR	550	12/1/2027	USD	4,861,809	4,820,482	4,792,157	[1,3,4]
Woodland Foods, LLC	Delayed Draw	1.00%			12/1/2027	USD	445,726	(6,295)	-	[1,2,3,6]
Woodland Foods, LLC	First Lien Term Loan	9.97%	SOFR	550	12/1/2027	USD	2,753,890	2,716,756	2,714,436	[1,3,4,6]
Woodland Foods, LLC	Revolver	9.97%	SOFR	550	12/1/2027	USD	133,718	110,138	111,221	[1,3,4,5,6]
Woof Holdings, Inc.	Second Lien Term Loan	11.63%	SOFR	725	12/21/2028	USD	8,000,000	7,910,582	2,827,170	[1,3,4,9]
WPP Bullet Buyer, LLC	First Lien Term Loan	9.56%	SOFR	525	12/7/2030	USD	38,769,017	38,038,177	38,548,680	[1,3,4,6]
WPP Bullet Buyer, LLC	Revolver	9.56%	SOFR	525	12/7/2029	USD	3,868,280	825,878	880,614	[1,3,4,5,6]
ZB Holdco LLC	Delayed Draw	1.00%			2/9/2028	USD	1,657,056	(20,356)	(19,968)	[1,2,3,6]
ZB Holdco LLC	First Lien Term Loan	10.23%	SOFR	590	2/9/2028	USD	497,117	491,086	491,127	[1,3,4,6]
ZB Holdco LLC	Revolver	0.50%			2/9/2028	USD	144,331	(1,742)	(1,739)	[1,2,3,6]
ZB Holdco LLC	Revolver	10.20%	SOFR	590	2/9/2028	USD	37,419	36,969	36,968	[1,3,4,6]
ZB Holdco LLC	Revolver	10.23%	SOFR	590	2/9/2028	USD	85,529	84,492	84,499	[1,3,4,6]
								440,632,139	436,983,951
Energy — 0.8%
AmSpec Group, Inc.	Delayed Draw	1.00%			12/5/2030	USD	2,225,152	(49,724)	(14,657)	[1,2,3]
Camin Cargo Control Holdings, Inc.	Delayed Draw	9.77%	SOFR	550	12/8/2029	USD	269,031	37,594	42,273	[1,3,4,5]
Camin Cargo Control Holdings, Inc.	First Lien Term Loan	9.84%	SOFR	550	12/8/2029	USD	1,771,124	1,754,746	1,750,545	[1,3,4]
Camin Cargo Control Holdings, Inc.	Revolver	9.82%	SOFR	550	12/8/2029	USD	250,001	211,869	211,262	[1,3,4,5]
Cricket Valley Energy Center	First Lien Term Loan	9.30%	SOFR	500	6/26/2030	USD	18,832,007	18,362,188	18,361,206	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
DMC Holdco, LLC	Delayed Draw	1.00%			7/13/2029	USD	3,917,586	$(48,970)	$(54,518)	[1,2,3,6]
DMC Holdco, LLC	First Lien Term Loan	9.07%	SOFR	475	7/13/2029	USD	11,664,611	11,444,477	11,502,284	[1,3,4,6]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	-	(36,345)	[1,2,3,6]
Harvey Gulf Holdings LLC	First Lien Term Loan	9.83%	SOFR	550	5/28/2030	USD	25,116,280	25,091,488	25,091,162	[1,3,4]
Harvey Gulf Holdings LLC	Revolver	0.50%			5/28/2030	USD	4,883,720	(4,794)	(4,884)	[1,2,3]
HydroSource Logistics, LLC	First Lien Term Loan	13.06%	SOFR	850	4/16/2035	USD	25,000,000	24,257,448	24,250,000	[1,3,4]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.94%	SOFR	450	11/22/2028	USD	8,602,086	2,574,567	2,603,364	[1,3,4,5,6]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.94%	SOFR	450	11/22/2028	USD	42,058,384	42,089,520	42,017,969	[1,3,4,6]
Integrated Power Services Holdings, Inc.	Revolver	8.94%	SOFR	450	11/22/2027	USD	2,579,122	758,565	758,565	[1,3,4,5,6]
KENE Acquisition, Inc.	Delayed Draw	9.53%	SOFR	525	2/8/2031	USD	5,720,554	1,086,663	1,189,876	[1,3,4,5,6]
KENE Acquisition, Inc.	Delayed Draw	9.53%	SOFR	525	2/8/2031	USD	5,617,612	924,960	1,022,106	[1,3,4,5]
KENE Acquisition, Inc.	First Lien Term Loan	9.53%	SOFR	525	2/8/2031	USD	25,536,630	25,094,193	25,536,630	[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	3,401,559	(56,059)	-	[1,2,3,6]
Meritum Energy Holdings, LP	First Lien Term Loan	11.94%	SOFR	750	12/6/2028	USD	5,312,685	5,218,300	5,233,434	[1,3,4]
NDT Global Holding Inc.	Delayed Draw	1.00%			6/4/2032	USD	17,133,333	(170,462)	(171,333)	[1,2,3]
NDT Global Holding Inc.	First Lien Term Loan	8.83%	SOFR	450	6/4/2032	USD	41,796,575	41,381,772	41,378,609	[1,3,4]
NDT Global Holding Inc.	Revolver	0.50%			6/4/2032	USD	8,566,667	(84,783)	(85,667)	[1,2,3]
Northwind Midstream Partners LLC	First Lien Term Loan	10.70%	SOFR	625	3/18/2029	USD	24,000,000	23,547,017	23,540,027	[1,3,4]
								223,420,575	224,121,908
Financials — 10.9%
1364720 B.C. LTD	Delayed Draw	6.96%	CORRA	450	9/9/2028	CAD	4,997,050	2,741,092	2,770,093	[1,3,4,5,7]
1364720 B.C. LTD	First Lien Term Loan	6.96%	CORRA	450	9/9/2028	CAD	11,270,000	8,333,624	8,243,493	[1,3,4,7]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(34,097)	[1,2,3,7]
15484880 Canada, Inc.	Delayed Draw	1.00%			4/2/2031	CAD	1,128,903	(11,656)	24,451	[1,2,3,6,7]
15484880 Canada, Inc.	First Lien Term Loan	8.55%	CORRA	550	4/2/2031	CAD	4,764,052	3,299,075	3,450,845	[1,3,4,6,7]
15484880 Canada, Inc.	Revolver	8.50%	CORRA	550	4/2/2031	CAD	453,140	11,341	25,736	[1,3,4,5,6,7]
A&J Holdco, LLC	Delayed Draw	9.05%	SOFR	475	6/13/2031	USD	6,268,637	1,320,355	1,323,363	[1,3,4,5]
A&J Holdco, LLC	First Lien Term Loan	9.57%	SOFR	525	6/13/2031	USD	5,247,492	5,182,293	5,184,688	[1,3,4]
A&J Holdco, LLC	Revolver	0.50%			6/13/2031	USD	1,233,871	(15,299)	(14,767)	[1,2,3]
Accession Risk Management Group, Inc.	Delayed Draw	9.03%	SOFR	475	11/1/2029	USD	14,091,499	7,691,401	7,831,499	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Accession Risk Management Group, Inc.	Delayed Draw	9.05%	SOFR	475	11/1/2029	USD	22,740,960	$11,921,682	$11,968,578	[1,3,4,5,6]
Accession Risk Management Group, Inc.	Delayed Draw	9.08%	SOFR	475	11/1/2029	USD	3,532,788	3,530,990	3,532,788	[1,3,4,6]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.03%	SOFR	475	11/1/2026	USD	1,665,792	1,641,138	1,665,792	[1,3,4,6]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.03%	SOFR	475	11/1/2029	USD	52,390,949	52,390,949	52,390,949	[1,3,4,6]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/1/2029	USD	17,251,811	17,117,104	17,251,811	[1,3,4]
Accession Risk Management Group, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/1/2029	USD	5,260,550	5,260,549	5,260,550	[1,3,4,6]
Accession Risk Management Group, Inc.	Revolver	0.50%			11/1/2029	USD	12,393,736	(44,705)	-	[1,2,3,6]
Accuserve Solutions, Inc.	Delayed Draw	9.53%	SOFR	525	3/15/2030	USD	10,483,221	4,425,917	4,374,963	[1,3,4,5]
Accuserve Solutions, Inc.	Delayed Draw	9.53%	SOFR	525	8/11/2029	USD	241,379	238,966	238,383	[1,3,4]
Accuserve Solutions, Inc.	First Lien Term Loan	9.53%	SOFR	525	3/15/2030	USD	49,269,617	48,711,167	48,657,956	[1,3,4]
Accuserve Solutions, Inc.	First Lien Term Loan	9.53%	SOFR	525	8/11/2029	USD	16,816,794	16,561,782	16,608,021	[1,3,4]
Accuserve Solutions, Inc.	Revolver	9.55%	SOFR	525	3/15/2030	USD	6,022,727	3,413,704	3,419,549	[1,3,4,5]
Afore Insurance Services, LLC	Delayed Draw	1.00%			9/6/2029	USD	3,177,000	(40,067)	(21,948)	[1,2,3]
Afore Insurance Services, LLC	Delayed Draw	9.30%	SOFR	500	9/6/2029	USD	3,177,000	195,068	215,691	[1,3,4,5]
Afore Insurance Services, LLC	First Lien Term Loan	9.32%	SOFR	500	9/6/2029	USD	3,177,000	3,135,376	3,155,052	[1,3,4]
Afore Insurance Services, LLC	Revolver	0.50%			9/6/2029	USD	635,000	(7,993)	(4,387)	[1,2,3]
AIS Holdco, LLC	First Lien Term Loan	10.30%	SOFR	600	5/21/2029	USD	31,840,000	31,314,635	31,342,721	[1,3,4]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(46,895)	(46,854)	[1,2,3]
Alkeme Intermediary Holding LLC	Delayed Draw	9.55%	SOFR	525	10/28/2026	USD	33,551,787	28,973,243	28,995,748	[1,3,4,5,6]
Alkeme Intermediary Holding LLC	First Lien Term Loan	9.55%	SOFR	525	10/28/2026	USD	12,115,417	12,000,911	12,004,475	[1,3,4,6]
Allworth Financial Group, L.P.	Delayed Draw	9.08%	SOFR	475	12/23/2027	USD	60,100,197	44,973,400	45,928,076	[1,3,4,5,6]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	944,061	(7,448)	(1,324)	[1,2,3,6]
Amba Buyer, Inc.	Delayed Draw	9.65%	SOFR	525	7/30/2027	USD	14,212,443	4,648,933	4,628,816	[1,3,4,5]
Amba Buyer, Inc.	First Lien Term Loan	9.65%	SOFR	525	7/30/2027	USD	12,097,866	11,976,887	11,980,603	[1,3,4]
Amba Buyer, Inc.	First Lien Term Loan	9.68%	SOFR	535	7/30/2027	USD	372,468	368,847	368,858	[1,3,4]
AmeriLife Holdings, LLC	Delayed Draw	1.00%			8/31/2029	USD	1,632,082	(7,894)	(6,047)	[1,2,3,6]
AmeriLife Holdings, LLC	Delayed Draw	9.01%	SOFR	475	8/31/2029	USD	32,148,356	30,954,041	31,397,378	[1,3,4,5,6]
AmeriLife Holdings, LLC	First Lien Term Loan	9.01%	SOFR	475	8/31/2029	USD	40,778,633	40,448,097	40,627,549	[1,3,4,6]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	1,891,016	(7,972)	(7,006)	[1,2,3]
AmeriLife Holdings, LLC	Revolver	9.08%	SOFR	475	8/31/2028	USD	434,312	193,777	192,168	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AmeriLife Holdings, LLC	Revolver	9.33%	SOFR	500	8/31/2028	USD	3,270,586	$268,813	$260,431	[1,3,4,5,6]
Aprio Advisory Group, LLC	Delayed Draw	9.08%	SOFR	475	8/1/2031	USD	53,530,702	13,736,670	13,859,856	[1,3,4,5]
Aprio Advisory Group, LLC	First Lien Term Loan	8.87%	SOFR	475	8/1/2031	USD	18,995,614	18,815,223	18,853,097	[1,3,4]
Aprio Advisory Group, LLC	Revolver	9.07%	SOFR	475	8/1/2031	USD	1,233,553	778,345	780,218	[1,3,4,5]
Aprio Advisory Group, LLC	Revolver	9.07%	SOFR	475	8/1/2031	USD	740,131	427,534	428,658	[1,3,4,5]
Apus Bidco Limited	First Lien Term Loan	9.78%	SONIA	525	2/9/2028	GBP	10,791,367	14,618,869	14,813,132	[1,3,4,7]
AQ Sage Buyer, LLC	First Lien Term Loan	10.47%	SOFR	600	1/25/2027	USD	24,298,374	24,127,071	23,048,041	[1,3,4]
AQ Sunshine, Inc.	Delayed Draw	9.55%	SOFR	525	7/24/2031	USD	12,283,066	4,430,298	4,544,734	[1,3,4,5,6]
AQ Sunshine, Inc.	First Lien Term Loan	9.55%	SOFR	525	7/24/2031	USD	23,342,883	23,130,297	23,342,883	[1,3,4,6]
AQ Sunshine, Inc.	Revolver	9.55%	SOFR	525	7/24/2030	USD	2,274,642	867,432	887,110	[1,3,4,5,6]
Arax MidCo, LLC	Delayed Draw	1.00%			4/11/2029	USD	937,135	(9,335)	(9,160)	[1,2,3,6]
Arax MidCo, LLC	Delayed Draw	9.30%	SOFR	500	4/11/2029	USD	7,814,656	5,335,826	5,412,591	[1,3,4,5,6]
Arax MidCo, LLC	First Lien Term Loan	9.30%	SOFR	500	4/11/2029	USD	14,909,593	14,618,888	14,763,854	[1,3,4,6]
Arax MidCo, LLC	First Lien Term Loan	9.33%	SOFR	500	4/11/2029	USD	546,769	541,338	541,425	[1,3,4,6]
Arax MidCo, LLC	Revolver	9.30%	SOFR	500	4/11/2029	USD	2,155,172	230,789	242,726	[1,3,4,5,6]
Arden Insurance Services LLC	First Lien Term Loan	9.30%	SOFR	525	11/27/2030	USD	3,292,683	3,246,915	3,239,051	[1,3,4]
Arden Insurance Services LLC	Revolver	9.53%	SOFR	525	11/27/2030	USD	457,317	85,238	84,017	[1,3,4,5]
Ascend Partner Services LLC	Delayed Draw	8.75%	SOFR	450	8/9/2031	USD	44,021,828	30,950,609	31,361,150	[1,3,4,5]
Ascend Partner Services LLC	First Lien Term Loan	8.75%	SOFR	450	8/9/2031	USD	17,574,973	17,415,635	17,574,973	[1,3,4]
Ascend Partner Services LLC	Revolver	8.63%	SOFR	450	8/9/2031	USD	8,804,366	275,499	352,175	[1,3,4,5]
Babylon Buyer, Inc.	First Lien Term Loan	9.82%	SOFR	550	3/8/2030	USD	9,294,937	9,178,711	9,158,539	[1,3,4]
Babylon Buyer, Inc.	Revolver	9.82%	SOFR	550	3/8/2030	USD	379,378	196,665	195,795	[1,3,4,5]
Baker Tilly Advisory Group, LP	Delayed Draw	9.08%	SOFR	475	6/3/2031	USD	793,113	782,163	791,781	[1,3,4]
Baker Tilly Advisory Group, LP	First Lien Term Loan	9.08%	SOFR	475	6/3/2031	USD	5,242,195	5,172,349	5,157,507	[1,3,4]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	637,324	(7,876)	(1,070)	[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	9.08%	SOFR	475	12/29/2028	USD	13,133,087	5,122,838	5,201,034	[1,3,4,5]
Beacon Pointe Harmony LLC	First Lien Term Loan	9.08%	SOFR	475	12/29/2028	USD	8,504,478	8,411,449	8,504,478	[1,3,4]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	-	-	[1,2,3]
Bellwether Buyer LLC	Delayed Draw	1.00%			4/15/2032	USD	43,573,596	(206,667)	(204,415)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bellwether Buyer LLC	First Lien Term Loan	8.81%	SOFR	450	4/15/2032	USD	69,411,304	$69,086,713	$69,085,679	[1,3,4,6]
Bellwether Buyer LLC	Revolver	0.50%			4/15/2032	USD	18,267,463	(85,576)	(85,697)	[1,2,3,6]
Belmont Buyer, Inc.	Delayed Draw	1.00%			6/21/2029	USD	1,020,408	(17,180)	(17,004)	[1,2,3,6]
Belmont Buyer, Inc.	Delayed Draw	10.81%	SOFR	650	6/21/2029	USD	1,261,031	1,207,112	1,240,018	[1,3,4]
Belmont Buyer, Inc.	First Lien Term Loan	10.82%	SOFR	650	6/21/2029	USD	9,236,655	9,081,936	9,152,075	[1,3,4,6]
Belmont Buyer, Inc.	Revolver	10.78%	SOFR	650	6/21/2029	USD	632,267	337,209	331,420	[1,3,4,5]
Captive Resources Midco, LLC	First Lien Term Loan	8.83%	SOFR	450	7/1/2029	USD	1,037,053	1,037,053	1,037,053	[1,3,4,6]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	-	-	[1,2,3,6]
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	9.05%	SOFR	475	11/18/2031	USD	7,637,345	1,546,021	1,551,063	[1,3,4,5,6]
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	9.05%	SOFR	475	11/18/2031	USD	15,056,481	14,914,750	14,922,318	[1,3,4,6]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	0.50%			11/18/2031	USD	3,491,358	(31,756)	(31,110)	[1,2,3,6]
CC SAG Acquisition Corp.	Delayed Draw	9.58%	SOFR	525	6/29/2028	USD	11,640,686	11,091,086	11,122,314	[1,3,4,5]
CC SAG Acquisition Corp.	First Lien Term Loan	9.58%	SOFR	525	6/29/2028	USD	18,395,379	18,119,448	18,211,425	[1,3,4]
CC SAG Acquisition Corp.	Revolver	12.25%	PRIME	425	6/29/2027	USD	699,301	699,301	692,308	[1,3,4]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	39,608,362	(213,862)	(396,084)	[1,2,3]
Cerity Partners, LLC	Delayed Draw	9.58%	SOFR	525	7/28/2029	USD	71,267,007	50,523,955	50,848,189	[1,3,4,5,6]
Cerity Partners, LLC	First Lien Term Loan	9.58%	SOFR	525	7/28/2029	USD	19,240,581	18,859,953	19,048,175	[1,3,4]
Cerity Partners, LLC	Revolver	9.58%	SOFR	525	7/28/2028	USD	2,201,034	2,024,960	2,020,825	[1,3,4,5,6]
Cerity Partners, LLC	Revolver	9.58%	SOFR	525	7/28/2028	USD	443,192	197,002	192,570	[1,3,4,5]
Cerity Partners, LLC	Revolver	9.56%	SOFR	525	7/28/2029	USD	32,051	31,791	31,731	[1,3,4]
Cerity Partners, LLC	Revolver	9.57%	SOFR	525	7/28/2029	USD	1,357,180	1,134,423	1,131,677	[1,3,4,5]
CFGI Holdings, LLC	First Lien Term Loan	8.83%	SOFR	450	11/2/2027	USD	14,368,613	14,224,927	14,283,732	[1,3,4]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(10,173)	[1,2,3]
Cherry Bekaert Advisory LLC	Delayed Draw	9.58%	SOFR	525	6/30/2028	USD	4,500,891	4,433,597	4,452,224	[1,3,4,6]
Cherry Bekaert Advisory LLC	First Lien Term Loan	9.58%	SOFR	525	6/30/2028	USD	3,473,204	3,424,561	3,435,648	[1,3,4,6]
Cherry Bekaert Advisory LLC	Revolver	9.58%	SOFR	525	6/30/2028	USD	2,373,418	412,975	387,311	[1,3,4,5,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	1.00%			10/1/2027	USD	15,500	15,324	15,500	[1,3]
Convera International Financial S.À R.L	First Lien Term Loan	10.45%	SOFR	600	3/1/2028	USD	1,807,674	1,782,600	1,807,674	[1,3,4,6]
Credit Connection, LLC	First Lien Term Loan	9.95%	SOFR	550	7/30/2026	USD	8,236,863	8,086,729	8,223,299	[1,3,4]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,678)	(988)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Crystal Bidco Limited	First Lien Term Loan	9.35%	SOFR	500	1/25/2029	USD	7,423,496	$7,478,724	$7,423,496	[1,3,4]
CUB Financing Intermediate LLC	Delayed Draw	1.00%			6/28/2030	USD	2,532,273	(23,349)	(8,875)	[1,2,3,6]
CUB Financing Intermediate LLC	First Lien Term Loan	9.05%	SOFR	475	6/28/2030	USD	5,511,417	5,463,057	5,492,101	[1,3,4,6]
CX Institutional, LLC	Delayed Draw	0.50%			6/18/2029	USD	660,333	(14,825)	(7,867)	[1,2,3]
CX Institutional, LLC	Delayed Draw	10.06%	SOFR	575	6/18/2029	USD	165,083	161,403	163,117	[1,3,4]
CX Institutional, LLC	Delayed Draw	10.08%	SOFR	575	6/18/2029	USD	872,583	853,005	862,187	[1,3,4]
CX Institutional, LLC	First Lien Term Loan	10.07%	SOFR	575	6/18/2029	USD	3,277,235	3,208,666	3,238,190	[1,3,4]
Diamond Mezzanine 24 LLC	Delayed Draw	1.00%			10/31/2030	USD	6,000,000	(27,104)	-	[1,2,3]
Diamond Mezzanine 24 LLC	Delayed Draw	9.32%	SOFR	500	10/31/2030	USD	6,316,346	1,104,703	1,167,160	[1,3,4,5,6]
Diamond Mezzanine 24 LLC	First Lien Term Loan	9.28%	SOFR	500	10/31/2030	USD	14,130,988	14,047,872	14,130,988	[1,3,4,6]
Diamond Mezzanine 24 LLC	Revolver	0.50%			10/31/2030	USD	210,689	(1,821)	-	[1,2,3,6]
Diamond Mezzanine 24 LLC	Revolver	11.50%	PRIME	400	10/31/2030	USD	750,000	743,055	750,000	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	11.50%	PRIME	400	10/31/2030	USD	750,000	746,524	750,000	[1,3,4]
Dreamstart BidCo	First Lien Term Loan	7.61%	EURIBOR	525	3/30/2027	EUR	627,356	762,199	739,022	[1,3,4,7]
Earps Midco 3 Limited	Delayed Draw	1.00%			3/28/2032	GBP	560,779	282,234	325,621	[1,2,3,7]
Earps Midco 3 Limited	First Lien Term Loan	9.22%	SONIA	500	3/28/2032	GBP	1,626,259	2,074,442	2,200,585	[1,3,4,7]
Ecapital Finance Corp.	First Lien Term Loan	12.92%	SOFR	850	12/31/2028	USD	345,130	341,608	345,130	[1,3,4,6]
EdgeCo Buyer, Inc.	Delayed Draw	8.83%	SOFR	450	6/1/2026	USD	9,911,938	9,742,735	9,873,229	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	8.83%	SOFR	450	6/1/2028	USD	15,826,796	2,812,384	2,895,757	[1,3,4,5,6]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.83%	SOFR	450	6/1/2026	USD	2,425,000	2,415,461	2,415,530	[1,3,4]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.83%	SOFR	450	6/1/2028	USD	9,177,009	9,097,116	9,141,171	[1,3,4,6]
EdgeCo Buyer, Inc.	Revolver	0.50%			6/1/2028	USD	1,465,743	(12,466)	(5,724)	[1,2,3,6]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	6,072,781	(60,628)	(60,728)	[1,2,3]
Empower Payments Investor, LLC	Delayed Draw	8.80%	SOFR	450	3/12/2031	USD	7,602,969	7,464,684	7,602,969	[1,3,4,6]
Empower Payments Investor, LLC	First Lien Term Loan	8.80%	SOFR	450	3/12/2031	USD	10,526,154	10,421,044	10,420,893	[1,3,4]
Empower Payments Investor, LLC	First Lien Term Loan	8.83%	SOFR	450	3/12/2031	USD	53,326,923	52,401,250	53,326,923	[1,3,4,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	4,319,379	(68,271)	-	[1,2,3,6]
EP Wealth Advisors, LLC	Delayed Draw	9.05%	SOFR	475	6/18/2030	USD	6,500,000	6,428,791	6,470,983	[1,3,4]
EP Wealth Advisors, LLC	Delayed Draw	9.05%	SOFR	475	9/4/2026	USD	12,556,800	12,181,223	12,500,744	[1,3,4]
EP Wealth Advisors, LLC	Delayed Draw	9.01%	SOFR	475	9/4/2029	USD	18,823,034	5,280,459	5,374,649	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
EP Wealth Advisors, LLC	First Lien Term Loan	9.05%	SOFR	475	9/4/2026	USD	5,332,500	$5,222,159	$5,308,695	[1,3,4]
Forza Insurance Holdings, LLC	First Lien Term Loan	9.80%	SOFR	550	2/27/2030	USD	4,905,784	4,836,084	4,862,070	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.05%	SOFR	475	10/29/2028	USD	5,021,818	4,858,609	5,021,818	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	69,548,614	(342,398)	(336,093)	[1,2,3,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.05%	SOFR	475	10/29/2030	USD	50,260,342	46,046,908	46,420,468	[1,3,4,5,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.55%	SOFR	525	10/29/2030	USD	1,443,983	1,443,982	1,443,983	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.05%	SOFR	475	10/29/2028	USD	16,665,055	16,305,856	16,665,054	[1,3,4,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.05%	SOFR	475	10/29/2030	USD	33,607,281	33,578,780	33,607,281	[1,3,4,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.47%	SOFR	500	2/12/2029	USD	3,390,692	3,358,126	3,390,692	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(4,245)	-	[1,2,3,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	11,666,645	(56,819)	-	[1,2,3,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			2/12/2029	USD	385,309	(3,628)	-	[1,2,3,6]
Fraizer & Deeter Advisory, LLC	Delayed Draw	1.00%			5/2/2032	USD	883,121	(8,765)	(3,961)	[1,2,3,6]
Fraizer & Deeter Advisory, LLC	First Lien Term Loan	8.80%	SOFR	450	5/2/2032	USD	1,251,088	1,238,714	1,239,218	[1,3,4,6]
Fraizer & Deeter Advisory, LLC	Revolver	0.50%			5/2/2031	USD	220,780	(2,169)	(2,095)	[1,2,3,6]
Galway Borrower, LLC	Delayed Draw	8.80%	SOFR	450	9/30/2028	USD	70,087	11,034	11,557	[1,3,4,5,6]
Galway Borrower, LLC	First Lien Term Loan	8.80%	SOFR	450	9/30/2028	USD	6,781,042	6,781,042	6,797,995	[1,3,4,6]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	62,624	24,470	24,563	[1,3,4,5,6]
Galway Borrower, LLC	Delayed Draw	8.80%	SOFR	450	9/30/2028	USD	3,996,447	614,921	658,934	[1,3,4,5,6]
Galway Borrower, LLC	Delayed Draw	1.00%			9/30/2028	USD	140,994	(842)	352	[1,2,3]
Galway Borrower, LLC	Delayed Draw	8.80%	SOFR	450	9/30/2028	USD	74,295,640	13,614,535	14,411,378	[1,3,4,5]
Galway Borrower, LLC	First Lien Term Loan	8.80%	SOFR	450	9/30/2028	USD	46,196,493	45,614,679	46,311,984	[1,3,4]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	503,553	435,942	440,864	[1,3,4,5,6]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	268,185	73,623	74,294	[1,3,4,5]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	10,777,671	6,561,756	6,644,607	[1,3,4,5]
Gapco AIV Interholdco (CP), L.P.	First Lien Term Loan	11.05% PIK	SOFR		3/31/2033	USD	3,111,111	2,988,985	2,993,292	[1,3,4,8]
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	7,500,000	(75,390)	(119,904)	[1,2,3,7]
Gestion ABS Bidco, Inc.	First Lien Term Loan	7.75%	CDOR	500	3/1/2031	CAD	14,925,000	10,865,114	10,768,840	[1,3,4,7]
Gestion ABS Bidco, Inc.	Revolver	8.02%	CDOR	525	3/1/2031	CAD	2,250,000	200,877	185,284	[1,3,4,5,7]
Guidehouse, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/16/2030	USD	63,272,415	62,919,575	63,124,294	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Guidehouse, Inc.	First Lien Term Loan	10.08%	SOFR	575	12/16/2030	USD	23,079,155	$22,801,015	$23,000,351	[1,3,4,5]
HBWM Intermediate II, LLC	Delayed Draw	9.08%	SOFR	475	11/15/2031	USD	13,366,736	13,303,953	13,314,227	[1,3,4]
HBWM Intermediate II, LLC	First Lien Term Loan	9.08%	SOFR	475	11/15/2031	USD	9,035,122	8,992,892	8,977,073	[1,3,4]
HBWM Intermediate II, LLC	Revolver	9.08%	SOFR	475	11/15/2031	USD	3,643,839	1,150,829	1,160,837	[1,3,4,5]
Helibron Midco B.V.	First Lien Term Loan	6.93%	EURIBOR	500	9/18/2026	EUR	14,732,374	16,108,836	17,061,031	[1,3,4,7]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	8.20% PIK	EURIBOR	625	3/16/2029	EUR	31,991,224	32,846,553	37,685,503	[1,3,4,7,8]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.08%	SOFR	475	11/25/2028	USD	1,939,962	981,649	982,580	[1,3,4,5,6]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.83%	SOFR	450	11/25/2028	USD	61,547,286	61,340,110	61,478,538	[1,3,4,6]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.08%	SOFR	475	11/25/2028	USD	19,468,753	9,782,034	9,859,286	[1,3,4,5]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/25/2028	USD	3,147,047	3,147,046	3,147,047	[1,3,4,6]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/25/2028	USD	9,634,783	9,527,309	9,597,158	[1,3,4]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/25/2028	USD	82,779,878	82,398,852	82,779,878	[1,3,4]
HPS Financials	First Lien Term Loan	9.31%	SOFR	500	5/16/2029	USD	2,474,499	2,491,886	2,474,499	[1,3,4,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	7.28%	SOFR	300	5/14/2031	USD	187,500,000	111,325,630	111,325,630	[1,3,4,5]
IEQ MIDCO III, LLC	Delayed Draw	8.69%	SOFR	450	12/22/2028	USD	11,409,477	4,769,097	4,989,053	[1,3,4,5]
iM Global Partner	First Lien Term Loan	7.48%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,755,346	4,315,380	[1,3,4,7]
Imagine 360 LLC	Delayed Draw	1.00%			9/30/2028	USD	2,404,220	(21,880)	(9,389)	[1,2,3,6]
Imagine 360 LLC	First Lien Term Loan	9.30%	SOFR	500	9/30/2028	USD	4,399,366	4,362,042	4,382,186	[1,3,4,6]
Imagine 360 LLC	Revolver	0.50%			9/30/2028	USD	1,023,922	(8,401)	(3,999)	[1,2,3,6]
Inszone Mid, LLC	First Lien Term Loan	10.05%	SOFR	575	11/8/2028	USD	11,676,471	11,503,738	11,646,068	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.33%	SOFR	500	8/27/2027	USD	50,697,117	33,909,507	34,551,891	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	1.00%			8/27/2028	USD	2,383,669	(14,842)	10,444	[1,2,3,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.33%	SOFR	500	8/27/2028	USD	617,734	534,630	540,907	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.33%	SOFR	500	8/27/2027	USD	4,629,315	4,568,663	4,649,598	[1,3,4]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.33%	SOFR	500	8/27/2028	USD	26,699,766	26,652,542	26,816,754	[1,3,4,6]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2028	USD	5,250,000	(52,500)	23,003	[1,2,3]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2027	USD	400,370	(18,735)	1,754	[1,2,3]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2028	USD	3,857,356	(2,101)	16,901	[1,2,3,6]
J.S. Held Holdings LLC	Delayed Draw	9.95%	SOFR	550	6/1/2028	USD	3,467,864	923,067	946,302	[1,3,4,5,6]
J.S. Held Holdings LLC	First Lien Term Loan	9.95%	SOFR	550	6/1/2028	USD	50,464,845	50,429,914	50,464,845	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
J.S. Held Holdings LLC	Revolver	0.50%			6/1/2028	USD	1,197,264	$(1,353)	$-	[1,2,3,6]
Kensington Private Equity Fund	Delayed Draw	13.80% PIK		950	3/30/2026	USD	6,800,000	6,641,333	6,707,196	[1,3,6,8]
Kensington Private Equity Fund	Second Lien Term Loan	13.80% PIK		950	3/27/2026	USD	5,800,000	5,745,847	5,720,843	[1,3,6,8]
Kensington Private Equity Fund	Second Lien Term Loan	13.80% PIK		950	3/30/2026	USD	6,800,000	6,769,772	6,707,196	[1,3,6,8]
Keystone Agency Partners LLC	Delayed Draw	9.05%	SOFR	475	5/3/2027	USD	60,381,206	51,742,949	52,496,497	[1,3,4,5,6]
Keystone Agency Partners LLC	First Lien Term Loan	9.05%	SOFR	475	5/3/2027	USD	28,704,353	28,456,962	28,704,353	[1,3,4,6]
King Risk Partners, LLC	Delayed Draw	8.83%	SOFR	450	4/23/2031	USD	1,116,743	160,264	163,221	[1,3,4,5,6]
King Risk Partners, LLC	First Lien Term Loan	8.83%	SOFR	450	4/23/2031	USD	1,116,743	1,105,838	1,108,714	[1,3,4,6]
King Risk Partners, LLC	Revolver	0.50%			4/23/2031	USD	242,143	(2,347)	(1,741)	[1,2,3,6]
Kline Hill Partners LP	Delayed Draw	1.00%			6/30/2032	USD	2,450,000	(24,500)	(24,500)	[1,2,3]
Kline Hill Partners LP	Revolver	0.50%			6/30/2032	USD	980,000	(9,800)	(9,800)	[1,2,3]
Kline Hill Partners LP	First Lien Term Loan	8.80%	SOFR	450	6/30/2032	USD	2,254,000	2,231,460	2,231,460	[1,3,4]
Kohlberg Kinetic Borrower, LP	Delayed Draw	1.00%			12/26/2027	USD	12,751,515	(230,362)	(246,459)	[1,2,3]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.45%	SOFR	850	12/26/2027	USD	2,480,547	2,435,094	2,432,604	[1,3,4]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.59%	SOFR	850	12/26/2027	USD	27,569,255	27,064,078	27,036,403	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/6/2029	USD	4,585,000	(42,416)	-	[1,2,3,6]
KRIV Acquisition Inc.	Delayed Draw	10.05%	SOFR	575	7/6/2029	USD	3,424,785	3,304,918	3,424,785	[1,3,4,6]
KRIV Acquisition Inc.	Delayed Draw	1.00%			9/20/2030	USD	10,826,923	(99,754)	-	[1,2,3]
KRIV Acquisition Inc.	Delayed Draw	10.05%	SOFR	575	9/20/2030	USD	200,643	200,642	200,643	[1,3,4]
KRIV Acquisition Inc.	First Lien Term Loan	10.05%	SOFR	575	7/6/2029	USD	22,830,464	22,198,689	22,830,464	[1,3,4,6]
KRIV Acquisition Inc.	First Lien Term Loan	10.05%	SOFR	575	9/20/2030	USD	1,723,373	1,723,370	1,723,373	[1,3,4]
KRIV Acquisition Inc.	Revolver	9.99%	SOFR	575	7/6/2029	USD	2,760,532	1,283,647	1,380,266	[1,3,4,5,6]
KWOR Acquisition, Inc.	Delayed Draw	1.00%			2/28/2030	USD	3,200,000	(154,837)	-	[1,2,3,6]
KWOR Acquisition, Inc.	First Lien Term Loan	10.58%, 5.25% PIK	SOFR	100	2/28/2030	USD	14,395,073	14,395,073	14,395,073	[1,3,4,6,8]
KWOR Acquisition, Inc.	Revolver	0.50%			2/28/2030	USD	2,300,000	(107,576)	-	[1,2,3,6]
KWOR Acquisition, Inc. Holdco Note	First Lien Term Loan	12.33%	SOFR	800	2/28/2030	USD	4,759,471	4,759,470	4,759,471	[1,3,4]
LendingTree, Inc.	Delayed Draw	1.00%			3/27/2031	USD	714,286	(7,142)	(6,497)	[1,2,3,6]
LendingTree, Inc.	First Lien Term Loan	10.08%	SOFR	575	3/27/2031	USD	1,651,786	1,651,786	1,651,786	[1,3,4,6]
Lido Advisors, LLC	Delayed Draw	9.33%	SOFR	500	1/15/2029	USD	10,447,029	8,635,291	8,733,716	[1,3,4,5,6]
Lido Advisors, LLC	Delayed Draw	9.33%	SOFR	500	6/15/2027	USD	13,293,638	13,067,909	13,293,638	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Lido Advisors, LLC	Revolver	9.86%	SOFR	500	6/15/2029	USD	700,000	$504,817	$513,333	[1,3,4,5,6]
MAI Capital Management Intermediate LLC	Delayed Draw	1.00%			8/29/2031	USD	21,141,717	(210,607)	(200,147)	[1,2,3]
MAI Capital Management Intermediate LLC	Delayed Draw	9.05%	SOFR	475	8/29/2031	USD	21,128,571	8,162,904	8,160,157	[1,3,4,5]
MAI Capital Management Intermediate LLC	First Lien Term Loan	9.05%	SOFR	475	8/29/2031	USD	13,857,143	13,730,521	13,725,958	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	0.50%			8/29/2031	USD	1,798,953	(17,852)	(17,031)	[1,2,3]
MAI Capital Management Intermediate LLC	Revolver	9.05%	SOFR	475	8/29/2031	USD	7,914,785	4,140,099	4,135,323	[1,3,4,5]
MAI Capital Management Intermediate LLC	Revolver	9.05%	SOFR	475	8/29/2031	USD	3,492	3,457	3,459	[1,3,4]
Mclarens Midco, Inc.	Delayed Draw	10.20%	SOFR	575	12/19/2025	USD	1,015,342	651,671	662,990	[1,3,4,5,6]
Mclarens Midco, Inc.	Revolver	10.20%	SOFR	575	12/19/2025	USD	3,485,026	3,485,026	3,485,026	[1,3,4,6]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	6,473,693	(64,737)	32,368	[1,2,3]
More Cowbell II LLC	First Lien Term Loan	8.80%	SOFR	500	9/1/2030	USD	58,810,595	57,865,448	59,104,648	[1,3,4]
More Cowbell II LLC	Revolver	9.24%	SOFR	500	9/1/2029	USD	8,415,801	2,417,154	2,417,154	[1,3,4,5]
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	1.00%			5/15/2032	EUR	11,718,750	-	697,874	[1,2,3,7]
MRH Trowe Beteiligungsgesellschaft mbH	First Lien Term Loan	7.14%	EURIBOR	500	5/15/2032	EUR	35,156,250	38,932,599	41,021,827	[1,3,4,7]
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	0.50%			11/15/2031	EUR	3,125,000	(34,264)	151,250	[1,2,3,7]
Oakbridge Insurance Agency LLC	Delayed Draw	1.00%			11/1/2029	USD	744,354	(7,418)	(7,276)	[1,2,3,6]
Oakbridge Insurance Agency LLC	Delayed Draw	10.06%	SOFR	575	11/1/2029	USD	4,312,641	3,472,298	3,544,436	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	First Lien Term Loan	10.06%	SOFR	575	11/1/2029	USD	8,805,700	8,666,520	8,805,699	[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	10.08%	SOFR	575	11/1/2029	USD	1,295,336	473,029	491,925	[1,3,4,5,6]
Pacioli UK Midco Limited	First Lien Term Loan	9.46%	SONIA	525	4/15/2032	GBP	5,799,893	7,546,378	7,850,399	[1,3,4,7]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	1.00%			6/1/2030	USD	16,837,473	(160,437)	(168,374)	[1,2,3,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	6/1/2030	USD	98,477,065	97,429,407	97,492,292	[1,3,4,6]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,852,989	(56,093)	(18,530)	[1,2,3,6]
Pathstone Family Office, LLC	Delayed Draw	9.43%	SOFR	500	5/15/2029	USD	4,734,959	4,557,398	4,704,618	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	9.43%	SOFR	500	5/15/2029	USD	40,797,929	39,791,080	40,536,499	[1,3,4,6]
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	3,581,421	(18,103)	(22,950)	[1,2,3,6]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.30%	SOFR	500	10/14/2028	USD	74,341,808	67,359,201	67,668,419	[1,3,4,5]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	9.45%	SOFR	500	10/14/2028	USD	27,119,849	26,612,227	26,984,249	[1,3,4]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	9.45%	SOFR	500	10/16/2028	USD	1,120,965	1,104,890	1,115,361	[1,3,4,6]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	2,660,377	-	(13,302)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Payroc Buyer, LLC	First Lien Term Loan	12.33%	SOFR	800	4/30/2028	USD	2,479,460	$2,456,521	$2,456,908	[1,3,4,6]
Payroc Buyer, LLC	Revolver	0.50%			10/31/2027	USD	54,382	(485)	(495)	[1,2,3,6]
People Corporation	Delayed Draw	7.98%	CDOR	500	2/18/2028	CAD	5,669,710	(36,094)	218,150	[1,3,4,5,6,7]
People Corporation	Delayed Draw	7.98%	CORRA	500	2/18/2028	CAD	854,197	589,010	627,256	[1,3,4,6,7]
Petra Borrower, LLC	Delayed Draw	10.07%	SOFR	575	11/15/2030	USD	4,172,665	1,929,125	1,994,755	[1,3,4,5]
Petra Borrower, LLC	First Lien Term Loan	10.01%	SOFR	575	11/15/2030	USD	10,761,862	10,583,065	10,608,236	[1,3,4]
Petra Borrower, LLC	Revolver	10.07%	SOFR	575	11/15/2029	USD	1,669,870	910,893	932,583	[1,3,4,5]
Petrus Buyer, Inc.	Delayed Draw	8.83%	SOFR	450	10/17/2029	USD	5,479,011	2,955,150	3,052,779	[1,3,4,5]
Petrus Buyer, Inc.	First Lien Term Loan	8.82%	SOFR	450	10/17/2029	USD	14,278,389	13,980,065	14,198,573	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.83%	SOFR	450	10/17/2029	USD	6,358,975	6,194,882	6,323,428	[1,3,4]
Petrus Buyer, Inc.	Revolver	0.50%			10/17/2029	USD	1,923,077	(57,692)	(10,750)	[1,2,3]
Premium Group B1	First Lien Term Loan	7.73%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,289,023	24,910,574	[1,3,4,7]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(102,468)	385,940	[1,2,3,7]
Project Accelerate Parent, LLC	First Lien Term Loan	9.57%	SOFR	525	2/24/2031	USD	24,762,565	24,546,303	24,762,565	[1,3,4,6]
Project Accelerate Parent, LLC	First Lien Term Loan	9.57%	SOFR	525	9/19/2031	USD	43,421,875	43,048,830	43,421,875	[1,3,4]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(50,608)	-	[1,2,3]
PT&C Group, LLC	Delayed Draw	9.71%	SOFR	550	12/24/2029	USD	2,682,800	1,372,633	1,391,292	[1,3,4,5]
PT&C Group, LLC	First Lien Term Loan	9.71%	SOFR	550	12/24/2029	USD	3,923,240	3,860,096	3,888,281	[1,3,4]
PT&C Group, LLC	Revolver	9.71%	SOFR	550	12/24/2025	USD	1,059,000	386,375	385,923	[1,3,4,5]
R&T Acquisitions, LLC	Delayed Draw	9.57%	SOFR	525	8/31/2030	USD	5,770,569	298,146	384,705	[1,3,4,5,6]
R&T Acquisitions, LLC	First Lien Term Loan	9.58%	SOFR	525	8/31/2030	USD	15,272,773	14,898,839	15,272,773	[1,3,4,6]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	-	[1,2,3,6]
RFS Opco LLC	Delayed Draw	1.00%			4/4/2031	USD	2,294,205	(11,423)	(10,242)	[1,2,3,6]
RFS Opco LLC	Delayed Draw	9.03%	SOFR	475	4/4/2031	USD	3,685,904	3,659,673	3,669,450	[1,3,4,6]
Rialto Management Group, LLC	First Lien Term Loan	9.33%	SOFR	500	12/5/2030	USD	4,217,580	4,178,470	4,179,998	[1,3,4,6]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	158,565	(1,437)	(1,413)	[1,2,3,6]
Russell Investments US Institutional Holdco, Inc.	First Lien Term Loan	10.78%	SOFR	650	5/31/2027	USD	10,446,396	10,174,457	9,905,795	[1,4]
RWA Wealth Partners, LLC	Delayed Draw	9.07%	SOFR	475	11/15/2030	USD	1,796,747	95,097	105,100	[1,3,4,5,6]
RWA Wealth Partners, LLC	First Lien Term Loan	9.07%	SOFR	475	11/15/2030	USD	2,227,966	2,207,438	2,208,113	[1,3,4,6]
RWA Wealth Partners, LLC	Revolver	9.08%	SOFR	475	11/15/2030	USD	529,926	92,981	93,017	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SageSure Holdings, LLC	Delayed Draw	1.00%			1/28/2030	USD	4,426,229	$(42,144)	$-	[1,2,3,6]
SageSure Holdings, LLC	First Lien Term Loan	9.19%	SOFR	475	1/28/2030	USD	4,573,770	4,531,530	4,573,770	[1,3,4,6]
SG Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	1/27/2027	USD	1,058,511	1,039,254	1,059,252	[1,3,4]
SG Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	4/3/2030	USD	56,491,181	55,928,544	56,530,725	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(29,006)	-	[1,2,3]
Shelby 2021 Holdings Corp.	Delayed Draw	1.00%			6/29/2028	USD	55,479,548	(539,508)	(554,795)	[1,2,3]
SIB Corp.	Delayed Draw	8.25%	CDOR	525	4/24/2028	CAD	7,045,054	2,159,963	2,159,963	[1,3,4,7]
SIB Corp.	Delayed Draw	8.25%	CDOR	525	4/24/2028	CAD	6,043,875	2,080,540	2,106,092	[1,3,4,5,7]
SIB Corp.	First Lien Term Loan	8.25%	CDOR	525	4/24/2028	CAD	12,947,836	9,326,770	9,381,281	[1,3,4,7]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(2,677)	(1,569)	[1,2,3,7]
Sigma Irish Acquico Limited	Delayed Draw	1.00%			3/20/2032	USD	2,222,222	(42,713)	(42,680)	[1,2,3]
Sigma Irish Acquico Limited	First Lien Term Loan	7.23%	EURIBOR	525	3/20/2032	EUR	6,085,699	6,476,868	7,031,236	[1,3,4,7]
Sigma Irish Acquico Limited	First Lien Term Loan	9.55%	SOFR	525	3/20/2032	USD	6,388,889	6,264,621	6,266,183	[1,3,4]
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	9.24%	SOFR	500	12/31/2031	USD	9,476,533	2,016,959	2,074,367	[1,3,4,5,6]
Simplicity Financial Marketing Group Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/31/2031	USD	35,537,004	35,198,158	35,408,897	[1,3,4,6]
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	0.50%			12/31/2031	USD	4,738,267	(44,340)	(17,081)	[1,2,3,6]
SitusAMC Holdings Corporation	First Lien Term Loan	9.80%	SOFR	550	5/14/2031	USD	19,987,802	19,911,306	19,910,111	[1,3,4]
Slaine Holdings LLC	Delayed Draw	1.00%			5/23/2030	USD	240,895	(4,768)	(4,696)	[1,2,3,6]
Slaine Holdings LLC	First Lien Term Loan	11.07%	SOFR	675	5/23/2030	USD	602,238	590,379	590,499	[1,3,4,6]
Slaine Holdings LLC	Revolver	0.50%			5/23/2030	USD	435,147	(8,522)	(8,482)	[1,2,3,6]
Steward Partners Global Advisory, LLC	Delayed Draw	9.05%	SOFR	475	10/14/2028	USD	23,796,778	(117,250)	(118,984)	[1,3,4,5,6]
Steward Partners Global Advisory, LLC	Revolver	0.50%			10/14/2028	USD	2,986,853	(29,433)	(29,869)	[1,2,3,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	4,820,114	(43,960)	-	[1,2,3,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	9.93%	SOFR	560	3/7/2031	USD	32,148,231	31,868,485	32,148,231	[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			3/7/2030	USD	3,515,654	(27,828)	-	[1,2,3,6]
THG Acquisition, LLC	Delayed Draw	8.83%	SOFR	450	10/31/2031	USD	12,814,317	287,856	302,288	[1,3,4,5,6]
THG Acquisition, LLC	First Lien Term Loan	8.83%	SOFR	450	10/31/2031	USD	57,481,368	56,945,072	56,997,941	[1,3,4,6]
THG Acquisition, LLC	Revolver	9.08%	SOFR	475	10/31/2031	USD	6,407,160	761,918	766,294	[1,3,4,5,6]
Turbo Buyer, Inc.	Delayed Draw	10.45%	SOFR	600	12/2/2025	USD	5,749,067	5,610,194	5,469,028	[1,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	10.45%	SOFR	600	12/2/2025	USD	4,088,266	4,077,420	3,889,125	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Unison Risk Advisors, Inc.	Delayed Draw	8.82%	SOFR	450	10/17/2031	USD	447,787	$443,715	$446,038	[1,3,4]
Unison Risk Advisors, Inc.	Delayed Draw	8.82%	SOFR	450	10/17/2031	USD	1,250,000	1,238,460	1,245,119	[1,3,4,6]
Unison Risk Advisors, Inc.	Delayed Draw	8.83%	SOFR	450	10/17/2031	USD	9,666,710	7,657,546	7,711,937	[1,3,4,5,6]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.82%	SOFR	450	10/17/2031	USD	20,425,148	20,234,964	20,345,384	[1,3,4,6]
Unison Risk Advisors, Inc.	Revolver	8.84%	SOFR	450	10/17/2030	USD	1,031,766	176,578	181,689	[1,3,4,5]
Unison Risk Advisors, Inc.	Revolver	11.25%	PRIME	350	10/17/2030	USD	2,500,000	877,577	890,237	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Delayed Draw	1.00%			10/17/2031	USD	14,875,000	(148,750)	(148,750)	[1,2,3]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.86%	SOFR	450	10/17/2031	USD	2,125,000	2,103,750	2,103,750	[1,3,4]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	8.18%	SOFR	385	1/10/2030	USD	8,348,829	8,213,871	8,217,475	[1,3,4]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	9.58%	SOFR	525	1/10/2030	USD	13,085,124	12,841,846	12,879,253	[1,3,4]
Vale Insurance Services LLC	First Lien Term Loan	9.70%	SOFR	525	12/1/2027	USD	21,846,774	21,628,307	21,846,774	[1,3,4]
Vale Insurance Services LLC	Revolver	9.68%	SOFR	525	12/1/2027	USD	2,419,355	483,871	483,871	[1,3,4,5]
Waverly Advisors, LLC	Delayed Draw	9.45%	SOFR	500	3/1/2028	USD	5,226,840	763,348	813,705	[1,3,4,5,6]
Waverly Advisors, LLC	Revolver	10.20%	SOFR	575	3/1/2028	USD	509,436	97,122	101,887	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.30%	SOFR	500	10/2/2027	USD	16,425,491	16,261,998	16,364,635	[1,3,4,6]
Wealth Enhancement Group, LLC	Delayed Draw	0.50%			10/2/2028	USD	402,970	(76)	(1,493)	[1,2,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.29%	SOFR	500	10/2/2028	USD	35,947	35,947	35,814	[1,3,4,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.30%	SOFR	500	10/2/2028	USD	130,532,163	107,623,337	107,812,624	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.33%	SOFR	500	10/2/2028	USD	5,744	5,744	5,722	[1,3,4,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.30%	SOFR	500	10/2/2029	USD	3,131,041	3,131,036	3,119,441	[1,3,4]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.30%	SOFR	500	10/2/2028	USD	256,293	256,293	255,344	[1,3,4,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.30%	SOFR	500	10/2/2029	USD	15,862,810	15,862,786	15,804,039	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	3,277,828	(74,687)	(12,144)	[1,2,3,6]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	3,000,657	(9,568)	(11,118)	[1,2,3,6]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2029	USD	906,041	-	(3,357)	[1,2,3]
World Associates Holdings, LLC	Delayed Draw	1.00%			4/3/2030	USD	11,599,378	(55,984)	(15,107)	[1,2,3]
World Associates Holdings, LLC	First Lien Term Loan	9.30%	SOFR	500	4/3/2030	USD	10,000,000	9,952,868	9,986,977	[1,3,4]
World Associates Holdings, LLC	Revolver	0.50%			4/3/2030	USD	722,913	(3,362)	(941)	[1,2,3]
World Insurance Associates, LLC	Delayed Draw	9.30%	SOFR	500	4/3/2028	USD	45,000,000	31,757,213	32,417,184	[1,3,4,5]
World Insurance Associates, LLC	Delayed Draw	1.00%			4/3/2030	USD	1,264,363	(6,120)	(1,647)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
World Insurance Associates, LLC	First Lien Term Loan	9.30%	SOFR	500	4/3/2028	USD	39,864,500	$37,335,664	$39,812,584	[1,3,4,6]
World Insurance Associates, LLC	First Lien Term Loan	9.30%	SOFR	500	4/3/2030	USD	55,384,391	54,509,869	55,312,262	[1,3,4,6]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2030	USD	92,265	(432)	(120)	[1,2,3,6]
Worldwide Insurance Network, LLC	Delayed Draw	1.00%			5/28/2030	USD	2,669,014	(37,253)	(38,674)	[1,2,3]
Worldwide Insurance Network, LLC	Delayed Draw	10.14%	SOFR	581	5/28/2030	USD	1,990,837	851,864	823,016	[1,3,4,5,6]
Worldwide Insurance Network, LLC	First Lien Term Loan	9.30%	SOFR	500	5/28/2030	USD	2,493,153	2,493,153	2,457,027	[1,3,4,6]
Xactus, LLC	First Lien Term Loan	9.80%	SOFR	550	5/6/2032	USD	42,781,250	42,422,182	42,522,155	[1,3,4]
Xactus, LLC	Revolver	0.50%			5/6/2030	USD	3,468,750	(28,681)	(21,008)	[1,2,3]
								3,179,735,508	3,217,704,286
Health Care — 15.3%
123Dentist, Inc.	Delayed Draw	7.75%	CDOR	500	8/10/2029	CAD	9,656,050	5,202,763	5,178,666	[1,3,4,5,6,7]
123Dentist, Inc.	First Lien Term Loan	7.75%	CDOR	500	8/10/2029	CAD	39,261,019	29,646,406	28,732,082	[1,3,4,7]
AAH Topco, LLC	Delayed Draw	9.67%	SOFR	525	12/22/2027	USD	28,317,802	27,909,593	28,317,802	[1,3,4]
AAH Topco, LLC	Delayed Draw	9.68%	SOFR	525	12/22/2027	USD	3,902,310	3,844,268	3,896,838	[1,3,4]
AAH Topco, LLC	Delayed Draw	1.00%			3/31/2031	USD	15,312,871	(93,390)	(114,886)	[1,2,3,6]
AAH Topco, LLC	First Lien Term Loan	9.68%	SOFR	525	12/22/2027	USD	3,984,578	3,944,732	3,978,990	[1,3,4]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(594)	[1,2,3]
AB Centers Acquisition Corporation	Delayed Draw	9.32%	SOFR	500	7/2/2031	USD	4,147,638	1,451,060	1,480,116	[1,3,4,5,6]
AB Centers Acquisition Corporation	First Lien Term Loan	9.33%	SOFR	500	10/31/2031	USD	6,685,732	6,633,634	6,660,962	[1,3,4]
AB Centers Acquisition Corporation	First Lien Term Loan	9.32%	SOFR	500	7/2/2031	USD	22,812,007	22,574,276	22,727,488	[1,3,4,6]
AB Centers Acquisition Corporation	First Lien Term Loan	9.33%	SOFR	500	7/2/2031	USD	2,718,255	2,705,567	2,708,183	[1,3,4,6]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	2,073,819	(20,734)	(7,683)	[1,2,3,6]
Acentra Holdings, LLC	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(33,084)	-	[1,2,3]
Acentra Holdings, LLC	First Lien Term Loan	9.80%	SOFR	550	12/17/2029	USD	18,705,014	18,054,817	18,705,014	[1,3,4]
Acentra Holdings, LLC	First Lien Term Loan	10.05%	SOFR	575	12/17/2029	USD	1,750,276	1,721,829	1,750,276	[1,3,4,6]
Acentra Holdings, LLC	Revolver	9.80%	SOFR	550	12/17/2029	USD	1,735,776	624,879	624,879	[1,3,4,5]
ACI Group Holdings, Inc.	Delayed Draw	10.43%, 3.25% PIK	SOFR	275	8/2/2028	USD	6,749,290	6,673,752	6,749,290	[1,3,4,6,8]
ACI Group Holdings, Inc.	First Lien Term Loan	10.43%, 3.25% PIK	SOFR	275	8/2/2028	USD	12,130,315	12,024,615	12,130,315	[1,3,4,6,8]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.52%	SOFR	625	5/7/2027	USD	2,334,377	2,215,732	2,334,377	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.48%	SOFR	625	5/7/2027	USD	10,690,909	10,607,987	10,665,213	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Advantage HCS LLC	Delayed Draw	9.54%	SOFR	525	11/8/2029	USD	10,470,275	$723,580	$723,580	[1,3,4,5]
Advantage HCS LLC	First Lien Term Loan	9.80%	SOFR	550	11/8/2029	USD	28,428,750	27,756,337	28,735,781	[1,3,4]
Advantage HCS LLC	Revolver	13.00%	PRIME	525	11/8/2029	USD	7,500,000	7,330,869	7,500,000	[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	9.18%	SOFR	475	12/17/2027	USD	10,984,454	10,894,883	9,484,516	[1,3,4,6]
AG-Twin Brook Healthcare	Delayed Draw	9.55%	SOFR	525	10/29/2026	USD	19,471,539	19,057,521	19,240,793	[1,3,4,6]
AG-Twin Brook Healthcare	Delayed Draw	11.79%, 3.00% PIK	SOFR	425	12/31/2026	USD	7,656,232	7,505,099	5,634,422	[1,3,4,5,8]
AG-Twin Brook Healthcare	Delayed Draw	10.05%	SOFR	575	7/29/2027	USD	49,825,000	48,863,785	49,594,341	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	10.19%	SOFR	575	12/14/2026	USD	19,300,000	19,172,672	19,234,290	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	11.56%, 2.50% PIK	SOFR	450	12/31/2026	USD	14,656,946	14,557,592	14,410,425	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.81%, 3.00% PIK	SOFR	425	12/31/2026	USD	12,205,979	12,176,258	9,075,412	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	12.54%, 8.00% PIK	SOFR		2/23/2027	USD	16,035,976	15,866,971	15,247,728	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	9.05% PIK	SOFR	475	3/5/2026	USD	7,367,607	7,350,146	435,115	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.54%	SOFR	600	5/27/2026	USD	13,449,144	13,297,366	13,344,113	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.44%	SOFR	600	6/10/2026	USD	9,651,907	9,584,697	9,542,712	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	13.06%, 2.25% PIK	SOFR	625	7/1/2026	USD	30,595,273	30,510,908	28,782,012	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.19%	SOFR	575	8/20/2027	USD	10,939,848	10,788,436	10,866,461	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.31%	SOFR	575	9/22/2026	USD	24,187,500	24,078,997	12,897,498	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.44%	SOFR	600	9/25/2026	USD	19,352,848	19,119,496	19,178,463	[1,3,4]
AHR Intermediate, Inc.	Delayed Draw	1.00%			7/29/2027	USD	1,173,680	(5,553)	(5,433)	[1,2,3]
AHR Intermediate, Inc.	Delayed Draw	10.05%	SOFR	575	7/29/2027	USD	10,323,075	10,245,652	10,275,286	[1,3,4]
AHR Intermediate, Inc.	First Lien Term Loan	10.05%	SOFR	575	7/29/2027	USD	23,826,876	23,682,423	23,716,572	[1,3,4]
Alcami Corporation	Delayed Draw	11.44%	SOFR	700	12/21/2028	USD	1,647,158	1,589,585	1,657,865	[1,3,4]
Alcami Corporation	First Lien Term Loan	11.48%	SOFR	700	12/21/2028	USD	22,381,115	21,854,991	22,526,593	[1,3,4]
Alcami Corporation	Revolver	11.41%	SOFR	700	12/21/2028	USD	3,052,838	68,689	76,321	[1,3,4,5]
Allied Benefit Systems Intermediate LLC	Delayed Draw	9.56%	SOFR	525	10/31/2030	USD	9,023,679	8,891,388	9,023,679	[1,3,4,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	9.58%	SOFR	525	10/31/2030	USD	49,205,284	48,444,264	49,205,284	[1,3,4,6]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.65%	SOFR	625	1/25/2027	USD	11,520,000	11,386,841	11,381,116	[1,3,4,6]
Arrow Management Acquisition	Delayed Draw	9.05%	SOFR	475	10/14/2027	USD	20,000,000	9,496,269	9,719,896	[1,3,4,5,6]
Arrow Management Acquisition	Revolver	0.50%			10/14/2027	USD	1,555,556	(11,848)	(15,107)	[1,2,3,6]
ASP Global Holdings, LLC	Delayed Draw	9.53%	SOFR	525	7/31/2026	USD	4,924,177	3,498,442	3,476,920	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ASP Global Holdings, LLC	First Lien Term Loan	9.53%	SOFR	525	7/31/2029	USD	10,690,328	$10,553,256	$10,476,522	[1,3,4]
ASP Global Holdings, LLC	Revolver	9.53%	SOFR	525	7/31/2029	USD	1,713,272	1,172,945	1,165,024	[1,3,4,5]
Attigo Health LLC	Revolver	0.50%			6/27/2030	USD	685,000	(10,275)	(10,275)	[1,2,3]
Attigo Health LLC	First Lien Term Loan	9.55%	SOFR	525	6/27/2030	USD	6,162,000	6,069,570	6,069,570	[1,3,4]
AWC-MH Acquisition LLC	First Lien Term Loan	14.92%, 5.50% PIK	SOFR	500	6/30/2025	USD	9,462,808	9,310,773	8,251,569	[1,3,4,8]
Azurity Pharmaceuticals, Inc.	First Lien Term Loan	11.24%	SOFR	700	3/14/2030	USD	36,296,120	35,601,703	35,570,198	[1,3,4]
Bamboo US Bidco LLC	Delayed Draw	1.00%			9/29/2030	USD	5,374,940	(51,007)	(20,990)	[1,2,3]
Bamboo US Bidco LLC	Delayed Draw	9.53%	SOFR	525	9/29/2030	USD	3,479,724	2,967,527	3,038,751	[1,3,4,5,6]
Bamboo US Bidco LLC	Delayed Draw	9.58%	SOFR	525	9/29/2030	USD	5,374,940	452,108	482,104	[1,3,4,5]
Bamboo US Bidco LLC	Delayed Draw	1.00%			9/29/2030	USD	1,190,000	(11,321)	(4,647)	[1,2,3,6]
Bamboo US Bidco LLC	Delayed Draw	9.53%	SOFR	525	9/29/2030	USD	1,190,000	527,538	534,121	[1,3,4,5,6]
Bamboo US Bidco LLC	First Lien Term Loan	7.44%	EURIBOR	525	9/29/2030	EUR	6,196,579	6,388,476	7,271,033	[1,3,4,7]
Bamboo US Bidco LLC	First Lien Term Loan	9.53%	SOFR	525	9/29/2030	USD	12,470,415	12,164,560	12,421,715	[1,3,4,6]
Bamboo US Bidco LLC	First Lien Term Loan	9.53%	SOFR	525	9/29/2030	USD	10,117,028	9,875,077	10,077,519	[1,3,4]
Bausch Receivables Funding LP	Revolver	10.97%	SOFR	665	1/28/2028	USD	12,000,000	5,765,714	5,979,567	[1,3,4,5,6]
Biocare Medical LLC	First Lien Term Loan	9.18%	SOFR	475	12/9/2027	USD	21,486,465	21,271,600	21,486,465	[1,3,4]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	-	-	[1,2,3]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	9.33%	SOFR	500	1/21/2031	USD	6,271,256	5,086,325	5,036,224	[1,3,4,5]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	9.33%	SOFR	500	1/21/2031	USD	29,510,007	29,234,070	28,995,941	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	0.50%			1/21/2031	USD	4,134,004	(37,776)	(72,015)	[1,2,3]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	1.00%			12/22/2031	USD	9,000,000	(88,774)	(67,524)	[1,2,3,6]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9.49%	SOFR	525	12/22/2031	USD	3,352,131	2,649,732	2,656,555	[1,3,4,5,6]
Bridge Consumer Healthcare Intermediate LLC	First Lien Term Loan	9.47%	SOFR	525	12/22/2031	USD	7,061,824	6,994,723	7,008,841	[1,3,4,6]
Bridge Consumer Healthcare Intermediate LLC	Revolver	0.50%			12/22/2031	USD	1,340,853	(12,482)	(10,060)	[1,2,3,6]
BrightStar Group Holdings, Inc.	First Lien Term Loan	9.25%	SOFR	500	2/28/2032	USD	3,570,832	3,536,308	3,554,891	[1,3,4,6]
BrightStar Group Holdings, Inc.	Revolver	9.30%	SOFR	500	2/28/2032	USD	469,274	18,988	21,369	[1,3,4,5,6]
Calcium Bidco Limited	Delayed Draw	1.00%			2/28/2032	USD	9,375,000	(137,280)	(128,069)	[1,2,3]
Calcium Bidco Limited	First Lien Term Loan	9.50%	SOFR	525	2/28/2032	USD	38,000,000	37,506,995	37,480,892	[1,3,4]
Calcium Bidco Limited	Revolver	0.50%			8/28/2031	USD	5,000,000	(71,170)	(68,304)	[1,2,3]
Cambrex Corporation	Delayed Draw	1.00%			3/6/2032	USD	3,843,038	(34,847)	(38,431)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Cambrex Corporation	First Lien Term Loan	9.08%	SOFR	475	3/6/2032	USD	25,750,347	$25,537,730	$25,492,843	[1,3,4,6]
Cambrex Corporation	Revolver	0.50%			3/6/2032	USD	1,411,911	(12,418)	(14,119)	[1,2,3,6]
Cardiology Management Holdings, LLC	First Lien Term Loan	10.20%	SOFR	575	1/31/2029	USD	1,808,495	1,774,473	1,805,959	[1,3,4,6]
Cascade Purchaser, LLC	First Lien Term Loan	8.92%	SOFR	475	12/9/2030	USD	8,103,790	8,009,569	8,007,966	[1,3,4,6]
Cascade Purchaser, LLC	Revolver	9.36%	SOFR	500	12/9/2030	USD	822,581	93,689	102,922	[1,3,4,5,6]
CDL Parent, Inc.	First Lien Term Loan	9.32%	SOFR	500	12/7/2027	USD	4,408,067	4,353,459	4,379,820	[1,3,4,6]
CDL Parent, Inc.	Revolver	9.47%	SOFR	500	12/7/2027	USD	251,889	148,076	149,519	[1,3,4,5,6]
Coding Solutions Acquisition, Inc.	Delayed Draw	1.00%			8/7/2031	USD	18,744,874	(278,289)	(281,173)	[1,2,3]
Coding Solutions Acquisition, Inc.	Delayed Draw	9.33%	SOFR	500	8/7/2031	USD	11,671,470	7,222,564	7,208,845	[1,3,4,5]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	9.33%	SOFR	500	8/7/2031	USD	45,496,183	44,868,635	44,813,740	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	0.38%			8/7/2031	USD	3,066,567	266,397	260,986	[1,2,3]
Color Intermediate, LLC	First Lien Term Loan	9.15%	SOFR	475	10/4/2029	USD	40,183,844	39,626,623	40,199,917	[1,3,4]
Community Medical Acquisition Corp.	First Lien Term Loan	8.97%	SOFR	450	12/15/2028	USD	25,382,055	25,064,138	25,382,055	[1,3,4]
Community Medical Acquisition Corp.	Revolver	8.95%	SOFR	450	12/15/2027	USD	3,683,963	3,363,536	3,389,246	[1,3,4,5]
ComPsych Investment Corp.	Delayed Draw	1.00%			7/22/2031	USD	22,000,000	(102,718)	-	[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	9.02%	SOFR	475	7/22/2031	USD	61,976,296	61,696,425	61,976,296	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.83%	SOFR	750	11/30/2028	USD	16,800,140	15,971,242	16,505,799	[1,3,4]
Connect America.com, LLC	First Lien Term Loan	9.80%	SOFR	550	10/11/2029	USD	14,981,250	14,761,186	14,733,249	[1,3,4]
Continental Buyer, Inc.	Delayed Draw	8.83%	SOFR	450	4/2/2031	USD	29,508,102	17,799,562	18,082,321	[1,3,4,5,6]
Continental Buyer, Inc.	First Lien Term Loan	8.83%	SOFR	450	4/2/2031	USD	43,798,740	43,223,619	43,741,700	[1,3,4,6]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	4,648,434	(21,945)	(6,054)	[1,2,3,6]
Continental Buyer, Inc.	Revolver	9.58%	SOFR	525	4/2/2031	USD	6,449,044	(10,367)	61,665	[1,3,4,5,6]
CORA Health Holdings Corp.	Delayed Draw	10.23%	ARR CSA	575	6/15/2027	USD	227,080	198,700	219,942	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	10.23%	ARR CSA	575	6/15/2027	USD	13,533,978	13,400,498	13,108,531	[1,3,4]
CORA Health Holdings Corp.	Revolver	10.23%	ARR CSA	575	6/15/2027	USD	769,231	519,223	495,050	[1,3,4,5]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	9.08%	ARR	475	1/30/2029	USD	8,809,496	8,552,740	8,809,496	[1,3,4]
CPC/Cirtec Holdings, Inc.	Revolver	9.08%	SOFR	475	10/31/2028	USD	1,138,678	113,039	113,868	[1,3,4,5,6]
CPF Dental, LLC	Delayed Draw	13.81%, 4.25% PIK	SOFR	500	9/30/2025	USD	13,474,427	13,068,330	13,381,339	[1,3,4,6,8]
CPF Dental, LLC	First Lien Term Loan	13.84%, 4.25% PIK	SOFR	500	9/30/2025	USD	5,668,768	5,654,019	5,629,605	[1,3,4,6,8]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			11/27/2031	USD	82,406	(1,581)	(1,623)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Cradle Lux Bidco S.A.R.L.	Delayed Draw	7.59%	EURIBOR	550	11/27/2031	EUR	208,455	$230,063	$240,722	[1,3,4,7]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			6/2/2032	USD	235,010	(4,675)	(4,629)	[1,2,3,6]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	8.28%	EURIBOR	550	11/27/2031	EUR	631,416	654,638	729,155	[1,3,4,6,7]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	9.94%	SOFR	550	11/27/2031	USD	232,425	228,049	227,847	[1,3,4,6]
Creek Parent, Inc.	First Lien Term Loan	9.57%	SOFR	525	12/18/2031	USD	164,116,360	161,554,516	161,828,154	[1,3,4,6]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	23,248,856	(355,262)	(324,149)	[1,2,3,6]
Crossroads Holding, LLC	First Lien Term Loan	9.44%	SOFR	500	12/23/2027	USD	14,064,634	13,962,794	13,340,903	[1,3,4,6]
Curia Global, Inc.	Revolver	10.58%	SOFR	625	1/29/2029	USD	10,833,333	5,358,425	5,460,000	[1,3,4,5,6]
CVP Holdco, Inc.	Delayed Draw	9.08%	SOFR	475	6/28/2030	USD	5,882,852	1,151,984	1,199,100	[1,3,4,5,6]
CVP Holdco, Inc.	First Lien Term Loan	9.08%	SOFR	475	6/28/2030	USD	22,158,744	21,964,114	22,132,104	[1,3,4,6]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	2,353,141	(19,828)	(2,829)	[1,2,3,6]
Datix Bidco Limited	First Lien Term Loan	9.36%	SOFR	525	4/25/2031	USD	999,529	992,315	992,162	[1,3,4]
DCA Investment Holding, LLC	Delayed Draw	10.70%	SOFR	641	4/3/2028	USD	3,855,842	3,801,239	3,855,842	[1,3,4,6]
DCA Investment Holding, LLC	First Lien Term Loan	10.70%	SOFR	641	4/3/2028	USD	15,460,278	15,324,580	15,460,278	[1,3,4,6]
Deca Dental Holdings, LLC	Delayed Draw	10.15%	SOFR	575	8/26/2028	USD	1,429,630	1,368,870	1,418,608	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	10.15%	SOFR	575	8/26/2028	USD	13,581,481	12,724,640	13,476,777	[1,3,4]
Deca Dental Holdings, LLC	Revolver	10.15%	SOFR	575	8/26/2027	USD	1,111,111	1,110,542	1,102,545	[1,3,4]
Delorean Purchaser, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/16/2031	USD	22,870,281	22,544,611	22,723,729	[1,3,4,6]
Delorean Purchaser, Inc.	Revolver	0.50%			12/16/2031	USD	3,430,542	(47,901)	(21,983)	[1,2,3,6]
Dental Care Alliance, LLC	First Lien Term Loan	10.70%	SOFR	641	4/3/2028	USD	2,110	2,086	2,110	[1,3,4]
Dentive Capital, LLC	Delayed Draw	11.05%	SOFR	675	5/3/2030	USD	5,712,998	3,001,748	3,098,184	[1,3,4,5]
DOCS MSO LLC	First Lien Term Loan	10.17%	SOFR	575	6/1/2028	USD	17,569,798	17,381,773	17,512,917	[1,3,4]
DOCS MSO LLC	First Lien Term Loan	10.18%	SOFR	575	6/1/2028	USD	1,476,263	1,455,839	1,466,803	[1,3,4,6]
DOCS MSO LLC	Revolver	0.50%			6/1/2028	USD	645,161	-	(2,003)	[1,2,3]
DOCS MSO LLC	Revolver	10.13%	SOFR	575	6/1/2028	USD	967,742	153,226	158,286	[1,3,4,5]
DSH Merger Sub, Inc.	First Lien Term Loan	9.83%	SOFR	550	3/15/2027	USD	3,831,309	3,808,950	3,815,492	[1,3,4]
Emmes Blocker, Inc.	Delayed Draw	10.58%, 3.38% PIK	SOFR	288	7/7/2028	USD	16,504,657	16,174,621	16,440,202	[1,3,4,6,8]
Emmes Blocker, Inc.	First Lien Term Loan	10.58%, 3.38% PIK	SOFR	288	7/7/2028	USD	8,046,494	7,951,975	8,015,071	[1,3,4,8]
ENT MSO LLC	Delayed Draw	10.58%	SOFR	625	12/31/2025	USD	4,781,904	3,880,313	3,905,229	[1,3,4,5,6]
ENT MSO LLC	Delayed Draw	11.33%	SOFR	700	12/31/2025	USD	6,589,417	6,325,061	6,589,417	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ENT MSO LLC	Revolver	10.90%	SOFR	650	12/31/2025	USD	958,113	$584,754	$589,241	[1,3,4,5,6]
ERC TOPCO Holdings, Inc.	First Lien Term Loan	11.06%	SOFR	650	3/31/2030	USD	5,827,928	5,827,928	5,827,928	[1,3,4,6]
ERC TOPCO Holdings, Inc.	Revolver	10.06%	SOFR	550	3/31/2030	USD	1,289,316	863,831	860,807	[1,3,4,5,6]
eResearchTechnology, Inc.	Delayed Draw	9.08%	SOFR	475	1/17/2032	USD	2,175,229	1,159,204	1,160,793	[1,3,4,5,6]
eResearchTechnology, Inc.	First Lien Term Loan	9.08%	SOFR	475	1/17/2032	USD	6,132,298	6,073,817	6,077,655	[1,3,4,6]
eResearchTechnology, Inc.	Revolver	0.50%			10/17/2031	USD	692,471	(6,469)	(6,170)	[1,2,3,6]
Evolent Health LLC	Delayed Draw	9.68%	SOFR	525	12/6/2029	USD	5,961,685	5,796,452	5,848,880	[1,3,4,6]
Evolent Health LLC	Revolver	8.46%	SOFR	400	12/6/2029	USD	1,000	491	500	[1,3,4,5,6]
Exactcare Parent, Inc.	First Lien Term Loan	9.76%	SOFR	550	11/3/2029	USD	9,372,541	9,170,043	9,329,371	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(20,706)	(4,757)	[1,2,3]
F&M Buyer LLC	Delayed Draw	1.00%			3/18/2032	USD	7,164,179	(70,508)	(40,717)	[1,2,3,6]
F&M Buyer LLC	First Lien Term Loan	9.05%	SOFR	475	3/18/2032	USD	21,492,537	21,282,470	21,370,388	[1,3,4,6]
F&M Buyer LLC	Revolver	0.50%			3/18/2032	USD	3,134,328	(30,369)	(17,813)	[1,2,3,6]
FC Compassus, LLC	Delayed Draw	9.83%, 1.50% PIK	SOFR	425	11/26/2030	USD	439,427	43,012	47,261	[1,3,4,5,8]
FC Compassus, LLC	First Lien Term Loan	9.83%, 1.50% PIK	SOFR	425	11/26/2030	USD	4,056,743	4,000,761	4,006,526	[1,3,4,8]
FH DMI Buyer, Inc.	Delayed Draw	8.97%	SOFR	475	10/11/2030	USD	3,055,096	1,311,027	1,311,197	[1,3,4,5]
FH DMI Buyer, Inc.	First Lien Term Loan	8.97%	SOFR	475	10/11/2030	USD	5,499,172	5,424,126	5,422,644	[1,3,4]
FH DMI Buyer, Inc.	Revolver	0.50%			10/11/2030	USD	916,529	(12,127)	(12,755)	[1,2,3]
FH MD Buyer, Inc.	First Lien Term Loan	9.44%	SOFR	511	7/22/2028	USD	14,437,500	14,293,125	14,437,500	[1,3,4]
Financiere N	Delayed Draw	7.15%	EURIBOR	500	5/7/2032	EUR	34,821,429	8,402,274	10,107,494	[1,3,4,5,7]
Financiere N	Delayed Draw	9.30%	SOFR	500	5/7/2032	USD	75,571,428	74,826,982	74,946,435	[1,3,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	11.19%	SOFR	675	12/15/2028	USD	4,900,000	4,900,000	4,434,500	[1,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	8.44%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	9,560,145	[1,3,4]
Fortis Life Sciences, LLC	First Lien Term Loan	10.38%, 3.75% PIK	SOFR	225	9/17/2027	USD	18,306,193	18,070,132	15,898,096	[1,3,4,8]
Fortis Life Sciences, LLC	Revolver	10.38%, 3.75% PIK	SOFR	225	9/17/2027	USD	2,460,947	2,454,860	2,137,221	[1,3,4,8]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	8.83%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	26,992,376	[1,3,4,7]
GHX Ultimate Parent Corporation	First Lien Term Loan	9.05%	SOFR	475	12/27/2031	USD	76,746,853	76,016,966	76,062,984	[1,3,4,6]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	6,981,599	(65,122)	(62,211)	[1,2,3,6]
Goldeneye Parent, LLC	First Lien Term Loan	9.30%	SOFR	500	3/31/2032	USD	83,427,902	83,020,110	83,220,166	[1,3,4,6]
Goldeneye Parent, LLC	Revolver	0.50%			3/31/2032	USD	12,093,071	(58,529)	(30,111)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Grand River Aseptic Manufacturing, Inc.	First Lien Term Loan	9.31%	SOFR	500	3/10/2031	USD	7,489,502	$7,417,422	$7,422,765	[1,3,4]
Grand River Aseptic Manufacturing, Inc.	Revolver	0.50%			3/10/2031	USD	2,304,462	(21,887)	(20,534)	[1,2,3]
GSV Holding, LLC	First Lien Term Loan	10.05%, 3.13% PIK	SOFR	263	10/18/2030	USD	82,730,361	81,978,675	82,407,283	[1,3,4,6,8]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(14,312)	(6,256)	[1,2,3,6]
Gula Buyer Inc.	First Lien Term Loan	9.33%	SOFR	500	10/25/2031	USD	23,057,070	22,788,147	23,057,070	[1,3,4,6]
Healthspan Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	10/16/2030	USD	24,875,000	24,761,911	24,484,010	[1,3,4]
Helium Acquirer Corporation	Delayed Draw	9.55%	SOFR	525	1/5/2029	USD	20,822,544	9,765,018	9,929,714	[1,3,4,5]
Helium Acquirer Corporation	First Lien Term Loan	9.55%	SOFR	525	1/5/2029	USD	12,933,976	12,644,642	12,774,892	[1,3,4]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	552,270	(7,750)	(6,793)	[1,2,3]
Helium Acquirer Corporation	Revolver	11.40%	SOFR	700	1/5/2029	USD	1,656,810	548,128	531,892	[1,3,4,5]
HemaSource, Inc.	First Lien Term Loan	9.08%	SOFR	475	8/31/2029	USD	20,750,000	20,313,127	20,284,670	[1,3,4]
HemaSource, Inc.	Revolver	0.50%			8/31/2029	USD	4,125,000	-	(92,505)	[1,2,3]
Himalaya Topco LLC	Delayed Draw	1.00%			6/3/2032	USD	1,461,852	(29,078)	(28,792)	[1,2,3,6]
Himalaya Topco LLC	First Lien Term Loan	9.33%	SOFR	500	6/3/2032	USD	6,359,109	6,232,899	6,233,861	[1,3,4,6]
Himalaya Topco LLC	Revolver	0.50%			6/3/2032	USD	1,179,039	(23,330)	(23,222)	[1,2,3,6]
HPS Health Care	Delayed Draw	21.25%	PRIME		10/27/2025	USD	233,671	232,299	30,774	[1,3,4,6]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	3,849,350	(36,680)	(34,300)	[1,2,3,6]
HT Intermediary III, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/12/2030	USD	15,875,625	15,728,491	15,734,162	[1,3,4,6]
HT Intermediary III, Inc.	Revolver	8.83%	SOFR	450	11/12/2030	USD	1,443,506	38,616	38,826	[1,3,4,5,6]
Indigo Buyer, Inc.	Delayed Draw	9.30%	SOFR	500	11/21/2031	USD	711,334	31,047	36,030	[1,3,4,5]
Indigo Purchaser, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/21/2031	USD	3,114,222	3,070,393	3,091,338	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.39%	SOFR	500	4/21/2029	USD	7,498,040	7,423,809	7,413,391	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.40%	SOFR	500	4/21/2029	USD	30,000,000	(158,132)	(58,685)	[1,3,4,5]
IvyRehab Intermediate II, LLC	Delayed Draw	9.91%	SOFR	550	4/21/2029	USD	49,791,750	39,731,113	42,770,584	[1,3,4,5]
IvyRehab Intermediate II, LLC	Delayed Draw	9.91%	SOFR	550	9/20/2031	USD	14,985,600	6,264,305	6,293,062	[1,3,4,5]
IvyRehab Intermediate II, LLC	First Lien Term Loan	9.39%	SOFR	500	4/21/2029	USD	22,840,954	22,612,544	22,583,091	[1,3,4]
IvyRehab Intermediate II, LLC	Revolver	9.39%	SOFR	500	4/21/2028	USD	3,530,702	1,986,796	1,948,079	[1,3,4,5]
JKC Parent, Inc.	Delayed Draw	9.33%	SOFR	500	2/13/2032	USD	1,570,437	1,555,142	1,564,619	[1,3,4,6]
JKC Parent, Inc.	First Lien Term Loan	9.31%	SOFR	500	2/13/2032	USD	4,536,818	4,492,965	4,520,009	[1,3,4,6]
JKC Parent, Inc.	Revolver	9.31%	SOFR	500	2/13/2032	USD	1,046,958	338,973	345,108	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KabaFusion Parent LLC	First Lien Term Loan	9.30%	SOFR	500	11/22/2031	USD	2,500,000	$2,476,547	$2,475,665	[1,3,4]
KabaFusion Parent LLC	First Lien Term Loan	9.33%	SOFR	500	11/22/2031	USD	1,223,958	1,211,749	1,212,045	[1,3,4]
KabaFusion Parent LLC	First Lien Term Loan	9.30%	SOFR	500	11/24/2031	USD	20,000,000	19,811,624	19,805,324	[1,3,4,6]
KabaFusion Parent LLC	Revolver	0.50%			11/22/2031	USD	250,000	(2,287)	(2,433)	[1,2,3]
KabaFusion Parent LLC	Revolver	0.50%			11/24/2031	USD	2,500,000	(22,995)	(24,335)	[1,2,3,6]
KWOL Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/12/2029	USD	22,880,805	22,420,998	22,880,805	[1,3,4]
KWOL Acquisition, Inc.	First Lien Term Loan	9.05%	SOFR	475	7/30/2029	USD	5,839,501	5,718,427	5,839,502	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	3,138,075	(57,876)	-	[1,2,3]
KWOL Acquisition, Inc.	Revolver	0.50%			7/30/2029	USD	800,881	-	-	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	7.68%	EURIBOR	575	6/10/2027	EUR	5,885,973	6,130,698	6,802,451	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.97%	SONIA	575	6/10/2027	GBP	7,337,430	8,559,628	9,881,391	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.13%	SOFR	585	6/10/2027	USD	20,224,382	16,137,032	16,021,702	[1,3,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.18%	SOFR	585	6/10/2027	USD	6,886,083	6,755,837	6,755,787	[1,3,4]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	10.13%	SOFR	585	6/10/2027	USD	2,811,967	2,781,435	2,758,760	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	10.18%	SOFR	585	6/10/2027	USD	1,806,360	1,794,619	1,772,181	[1,3,4]
Limpio Bidco GMBH	First Lien Term Loan	7.38%	EURIBOR	520	10/31/2030	EUR	11,596,834	11,943,120	13,934,233	[1,3,4,7]
LivTech Purchaser, Inc.	Delayed Draw	8.78%	SOFR	450	11/22/2031	USD	1,055,013	838,188	838,829	[1,3,4,5,6]
LivTech Purchaser, Inc.	First Lien Term Loan	8.83%	SOFR	450	11/22/2031	USD	923,136	914,482	914,910	[1,3,4,6]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,514)	(2,449)	[1,2,3,6]
Kona Buyer, LLC	Delayed Draw	1.00%			7/23/2031	USD	4,370,327	(21,852)	(21,852)	[1,2,3]
MB2 Dental Solutions, LLC	Delayed Draw	9.83%	SOFR	550	1/29/2027	USD	4,182,801	3,375,590	3,408,150	[1,3,4,5,6]
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			2/13/2031	USD	2,510,685	3	(4,324)	[1,2,3,6]
MB2 Dental Solutions, LLC	Delayed Draw	9.83%	SOFR	550	2/13/2031	USD	28,191,194	10,386,981	10,716,276	[1,3,4,5,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.83%	SOFR	550	1/29/2027	USD	11,963,915	11,856,757	11,943,310	[1,3,4,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.83%	SOFR	550	2/13/2031	USD	28,783,348	28,504,611	28,733,774	[1,3,4,6]
MB2 Dental Solutions, LLC	Revolver	9.83%	SOFR	550	1/29/2027	USD	836,896	615,663	625,436	[1,3,4,5,6]
MB2 Dental Solutions, LLC	Revolver	0.50%			2/13/2031	USD	256,572	(4,277)	(442)	[1,2,3,6]
MB2 Dental Solutions, LLC	Revolver	9.83%	SOFR	550	2/13/2031	USD	3,141,501	2,669,925	2,684,465	[1,3,4,5]
MedMark Services, Inc.	Delayed Draw	9.56%	SOFR	500	6/11/2027	USD	5,354,181	5,342,103	5,183,190	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	9.56%	SOFR	500	6/11/2027	USD	8,279,000	8,195,195	8,014,602	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Millstone Medical Outsourcing, LLC	First Lien Term Loan	8.76%	SOFR	475	12/15/2027	USD	8,632,453	$8,580,352	$8,632,453	[1,3,4,6]
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	2,012,579	(11,747)	-	[1,2,3,6]
Mist Holding Co.	Delayed Draw	1.00%			12/23/2030	USD	4,617,897	(44,175)	(18,034)	[1,2,3]
Mist Holding Co.	First Lien Term Loan	9.55%	SOFR	525	12/23/2030	USD	5,711,375	5,657,912	5,689,071	[1,3,4]
Mist Holding Co.	Revolver	9.57%	SOFR	525	12/23/2030	USD	1,424,727	343,074	350,618	[1,3,4,5]
MN Acquisition, Inc.	First Lien Term Loan	10.43%, 3.75% PIK	SOFR	225	8/25/2028	USD	19,577,871	19,344,625	9,886,825	[1,3,4,8]
MN Acquisition, Inc.	Revolver	10.43%, 3.75% PIK	SOFR	225	8/25/2028	USD	2,520,428	1,728,274	480,662	[1,3,4,5,8]
Modernizing Medicine, Inc.	First Lien Term Loan	9.55%, 2.75% PIK	SOFR	250	4/30/2032	USD	41,394,670	40,987,628	41,071,203	[1,3,4,6,8]
Modernizing Medicine, Inc.	Revolver	0.50%			4/30/2032	USD	3,808,680	(37,189)	(29,762)	[1,2,3,6]
MRO Parent Corporaton	Delayed Draw	1.00%			6/9/2032	USD	3,313,448	(49,496)	(49,702)	[1,2,3]
MRO Parent Corporaton	First Lien Term Loan	9.08%	EFFR	475	6/9/2032	USD	32,525,737	32,040,819	32,037,851	[1,3,4]
MRO Parent Corporaton	Revolver	0.50%			6/9/2032	USD	3,650,815	(54,303)	(54,762)	[1,2,3]
National Dentex Labs, LLC	Delayed Draw	16.45%, 14.45% PIK	SOFR	200	4/3/2026	USD	571,552	562,371	425,691	[1,3,4,8]
National Dentex Labs, LLC	Delayed Draw	14.45%	SOFR	800	4/3/2026	USD	3,051,588	2,980,960	2,272,823	[1,3,4]
National Dentex Labs, LLC	Delayed Draw	16.45%, 14.45% PIK	SOFR	200	4/3/2026	USD	542,616	532,560	404,141	[1,3,4,8]
National Dentex Labs, LLC	First Lien Term Loan	14.45%	SOFR	800	4/3/2026	USD	7,084,907	7,055,935	5,276,839	[1,3,4]
National Dentex Labs, LLC	Revolver	13.45%	SOFR	700	4/3/2026	USD	919,540	910,345	675,678	[1,3,4,5]
Net Health Acquisition Corp	First Lien Term Loan	9.08%	SOFR	475	7/4/2031	USD	23,794,843	23,580,492	23,794,843	[1,3,4,6]
Net Health Acquisition Corp	Revolver	9.08%	SOFR	475	7/4/2031	USD	3,531,390	3,500,584	3,531,390	[1,3,4,6]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	13,787,768	(116,636)	137,878	[1,2,3,6]
Netsmart Technologies, Inc.	First Lien Term Loan	9.28%	SOFR	495	8/23/2031	USD	16,032,606	16,032,606	16,192,932	[1,3,4,6]
Netsmart Technologies, Inc.	First Lien Term Loan	9.27%, 2.45% PIK	SOFR	250	8/23/2031	USD	82,365,433	81,626,588	83,189,088	[1,3,4,8]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	14,063,739	(119,086)	-	[1,2,3,6]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	18,956,199	(251,496)	(189,562)	[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	9.55%	SOFR	525	11/9/2030	USD	133,038,751	131,559,584	131,708,364	[1,3,4]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,624	(77,954)	(71,146)	[1,2,3]
OB Hospitalist Group	First Lien Term Loan	9.68%	SOFR	525	9/27/2027	USD	50,632,400	50,058,885	50,632,400	[1,3,4]
OB Hospitalist Group	Revolver	0.50%			9/27/2027	USD	2,862,595	(5,340)	-	[1,2,3]
OIA Acquisition, LLC	Delayed Draw	9.82%	ARR CSA	525	10/19/2027	USD	1,275,400	1,264,866	1,257,651	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.82%	ARR CSA	525	10/19/2027	USD	10,348,553	10,245,068	10,204,541	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
OIA Acquisition, LLC	Revolver	8.54%	SOFR	425	10/19/2027	USD	1,928,571	$276,916	$251,733	[1,3,4,5]
OIS Management Services, LLC	Delayed Draw	9.01%	SOFR	475	11/16/2028	USD	2,359,857	521,810	531,191	[1,3,4,5]
OIS Management Services, LLC	Delayed Draw	9.05%	SOFR	475	11/16/2028	USD	25,203,327	22,144,221	22,302,604	[1,3,4,5,6]
OIS Management Services, LLC	First Lien Term Loan	9.05%	SOFR	475	11/16/2028	USD	12,086,667	11,965,800	12,017,974	[1,3,4]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	-	(8,088)	[1,2,3]
Ons Mso, LLC	Delayed Draw	10.03%	SOFR	575	7/8/2026	USD	6,530,225	6,227,547	6,278,762	[1,3,4,5,6]
Ons Mso, LLC	Revolver	12.75%	PRIME	525	7/8/2026	USD	701,756	218,152	222,462	[1,3,4,5,6]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2026	USD	5,527,184	4,078,473	4,078,473	[1,3,4,5,6]
Onsite Holdings, LLC	First Lien Term Loan	10.65%	SOFR	625	12/28/2027	USD	1,840,351	1,810,291	1,840,351	[1,3,4,6]
Onsite Holdings, LLC	Revolver	10.63%	SOFR	625	12/28/2025	USD	1,226,901	1,001,700	1,012,193	[1,3,4,5,6]
Opale Luxco SARL	Delayed Draw	1.00%			6/12/2032	USD	4,866,667	(48,492)	(48,667)	[1,2,3]
Opale Luxco SARL	First Lien Term Loan	6.96%	EURIBOR	500	6/12/2032	EUR	6,457,167	7,351,843	7,530,445	[1,3,4,7]
Opale Luxco SARL	First Lien Term Loan	9.32%	SOFR	500	6/12/2032	USD	13,778,889	13,641,820	13,641,100	[1,3,4]
Opale Luxco SARL	Revolver	0.50%			6/12/2031	USD	973,334	(9,651)	(9,733)	[1,2,3]
Opale Luxco SARL	Revolver	9.32%	SOFR	500	6/12/2031	USD	2,271,111	788,578	788,400	[1,3,4,5]
OpCo Borrower, LLC	First Lien Term Loan	10.03%	SOFR	575	4/26/2029	USD	12,281,250	12,211,687	12,162,210	[1,3,4,6]
OpCo Borrower, LLC	First Lien Term Loan	10.58%	SOFR	625	4/26/2029	USD	1,565,758	1,550,350	1,550,582	[1,3,4]
Oracle Vision Holdco Limited	Delayed Draw	1.00%			10/11/2031	GBP	4,545,455	2,268,499	2,593,242	[1,2,3,7]
Oracle Vision Holdco Limited	Delayed Draw	9.22%	SONIA	500	10/11/2031	GBP	20,454,545	25,985,616	27,433,909	[1,3,4,7]
Org USME Buyer, LLC	First Lien Term Loan	10.18%	SOFR	575	11/24/2026	USD	15,906,331	15,754,367	15,565,546	[1,3,4]
Org USME Buyer, LLC	Revolver	10.52%	SOFR		11/24/2026	USD	936,232	805,064	785,101	[1,3,4,5]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	3,013,116	(42,322)	(47,078)	[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	10.69%	SOFR	625	10/12/2027	USD	13,992,789	13,712,933	13,774,159	[1,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	10.69%	SOFR	625	10/12/2027	USD	9,502,907	9,396,113	9,354,429	[1,3,4]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	65,977,961	(852,197)	(879,667)	[1,2,3,6]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	9.02%	SOFR	475	1/22/2032	USD	145,486,686	145,304,244	144,912,971	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			1/22/2032	USD	15,067,340	(30,397)	(37,668)	[1,2,3,6]
PAI Financing Merger Sub LLC	First Lien Term Loan	9.05%	SOFR	475	2/13/2032	USD	12,375,000	12,196,548	12,176,151	[1,3,4]
PAI Financing Merger Sub LLC	Revolver	0.50%			2/13/2032	USD	2,625,000	(37,280)	(42,180)	[1,2,3]
Paradigm Living Concepts, LLC	Delayed Draw	1.00%			5/6/2031	USD	3,157,895	(30,989)	(25,855)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Paradigm Living Concepts, LLC	First Lien Term Loan	9.01%	SOFR	475	5/6/2031	USD	5,263,158	$5,211,529	$5,220,067	[1,3,4,6]
Paradigm Living Concepts, LLC	Revolver	0.50%			5/6/2031	USD	1,578,947	(15,396)	(12,927)	[1,2,3,6]
Parkview Health Services, LLC	First Lien Term Loan	8.80%	SOFR	450	6/23/2030	USD	7,221,860	7,134,199	7,131,587	[1,3,4]
Parkview Health Services, LLC	Revolver	0.50%			6/23/2030	USD	2,688,121	(32,347)	(33,601)	[1,2,3]
Patriot Acquisition Topco S.à r.l.	Delayed Draw	8.98%	SOFR	475	1/29/2028	USD	1,262,165	607,082	599,540	[1,3,4,5]
Patriot Acquisition Topco S.à r.l.	Delayed Draw	9.03%	SOFR	475	1/29/2028	USD	1,324,665	1,318,499	1,323,789	[1,3,4]
Patriot Acquisition Topco S.à r.l.	Delayed Draw	9.13%	SOFR	475	1/29/2028	USD	127,248	126,424	126,907	[1,3,4]
Patriot Acquisition Topco S.à r.l.	First Lien Term Loan	9.03%	SOFR	475	1/29/2028	USD	446,071	443,995	445,776	[1,3,4]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	4,800,000	(22,986)	(18,745)	[1,2,3]
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.75%	SOFR	550	12/23/2030	USD	24,533,333	24,418,388	24,437,526	[1,3,4]
Pediatric Home Respiratory Services LLC	Revolver	9.75%	SOFR	550	12/23/2030	USD	2,666,667	947,759	949,586	[1,3,4,5]
PerkinElmer U.S., LLC	First Lien Term Loan	9.08%	SOFR	475	3/13/2029	USD	4,949,999	4,874,582	4,954,949	[1,3,4]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	5,188,750	(84,332)	(144,931)	[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	10.33%	SOFR	600	11/15/2030	USD	39,283,161	38,624,276	38,185,920	[1,3,4]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	5,188,750	(61,461)	(144,931)	[1,2,3]
Phantom Purchaser, Inc.	First Lien Term Loan	9.07%	SOFR	475	9/19/2031	USD	55,499,257	54,949,354	54,944,264	[1,3,4,6]
Phantom Purchaser, Inc.	First Lien Term Loan	9.24%	SOFR	500	9/19/2031	USD	24,691,309	24,462,702	24,444,396	[1,3,4,6]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	8,241,568	(78,654)	(82,416)	[1,2,3,6]
Pharmalogic Holdings Corp.	Delayed Draw	1.00%			6/21/2030	USD	8,838,384	(93,906)	(12,395)	[1,2,3]
Pharmalogic Holdings Corp.	First Lien Term Loan	9.33%	SOFR	500	6/21/2030	USD	25,965,403	25,795,970	25,669,048	[1,3,4]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(185,551)	(15,614)	[1,2,3,6]
Phynet Dermatology LLC	First Lien Term Loan	10.77%	SOFR	650	10/20/2029	USD	16,806,161	16,632,131	16,782,592	[1,3,4,6]
Phynet Dermatology LLC	Revolver	10.83%	SOFR	650	10/20/2029	USD	765,128	707,900	738,677	[1,3,4,5,6]
Pinnacle Dermatology Management, LLC	Delayed Draw	10.68%	SOFR	625	12/8/2028	USD	1,291,871	1,288,539	1,160,730	[1,3,4]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	10.66%	SOFR	625	12/8/2028	USD	11,092,253	10,960,326	9,966,251	[1,3,4]
Pinnacle Dermatology Management, LLC	Revolver	8.38%	SOFR	400	12/8/2026	USD	1,082,474	504,704	497,955	[1,3,4,5]
Pinnacle Treatment Centers, Inc.	Delayed Draw	10.08%	SOFR	575	1/4/2027	USD	907,230	884,592	882,252	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	10.08%	SOFR	575	1/4/2027	USD	15,383,413	15,151,430	14,959,890	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	789,576	-	(21,738)	[1,2,3]
Pinnacle Treatment Centers, Inc.	Revolver	12.00%	PRIME	450	1/4/2027	USD	592,182	351,659	339,006	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PPV Intermediate Holdings LLC	Delayed Draw	9.58%	SOFR	525	8/20/2031	USD	4,250,001	$1,636,016	$1,675,715	[1,3,4,5]
PPV Intermediate Holdings LLC	Delayed Draw	10.33%	SOFR	600	8/31/2029	USD	60,000,000	59,700,000	59,939,817	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	10.33%	SOFR	600	8/31/2030	USD	1,121,528	1,115,920	1,121,528	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.08%	SOFR	575	8/31/2029	USD	39,213,279	38,661,802	39,213,279	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.08%	SOFR	575	8/31/2029	USD	35,856,715	35,857,379	35,856,715	[1,3,4,6]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	-	-	[1,2,3]
Premier Care Dental Management, LLC	Delayed Draw	9.58%	SOFR	525	8/5/2028	USD	7,983,076	4,853,774	4,890,067	[1,3,4,5,6]
Premier Care Dental Management, LLC	First Lien Term Loan	9.58%	SOFR	525	8/5/2028	USD	2,742,473	2,736,065	2,749,329	[1,3,4,6]
Premier Care Dental Management, LLC	Revolver	0.50%			8/5/2028	USD	339,519	(2,251)	849	[1,2,3,6]
Premier Care Dental Management, LLC	Revolver	9.58%	SOFR	525	8/5/2028	USD	2,717,638	145,385	161,789	[1,3,4,5,6]
Premier Imaging, LLC	Delayed Draw	10.56%	SOFR	600	3/31/2026	USD	4,649,406	4,649,451	4,107,616	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	10.56%	SOFR	600	3/31/2026	USD	25,905,537	25,855,887	22,886,791	[1,3,4]
Premise Health Holding Corp.	First Lien Term Loan	9.82%	SOFR	550	3/3/2031	USD	17,489,887	17,262,591	17,489,887	[1,3,4,6]
Premise Health Holding Corp.	Revolver	9.82%	SOFR	550	3/1/2030	USD	2,037,609	247,599	271,681	[1,3,4,5,6]
Project Neptune BidCo GmBH	Delayed Draw	1.00%			4/10/2032	EUR	15,495,868	(263,804)	470,922	[1,2,3,7]
Project Neptune BidCo GmBH	First Lien Term Loan	8.48%	EURIBOR	650	4/10/2032	EUR	55,785,124	61,554,001	65,008,365	[1,3,4,7]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.32%	SOFR	900	12/21/2029	USD	2,083,333	2,058,667	2,064,352	[1,3,4,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.75%	SOFR	543	12/21/2029	USD	6,458,333	6,380,082	6,399,492	[1,3,4,6]
PSKW Intermediate, LLC	First Lien Term Loan	9.93%	SOFR	560	3/9/2028	USD	13,674,840	13,768,289	13,674,842	[1,3,4,6]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	9.95%	SOFR	550	12/17/2027	USD	4,444,444	4,386,071	4,370,618	[1,3,4]
Puma Buyer, LLC	First Lien Term Loan	8.55%	SOFR	425	3/29/2032	USD	41,046,452	40,746,156	40,916,233	[1,3,4,6]
Puma Buyer, LLC	Revolver	0.50%			3/28/2032	USD	2,906,905	(21,126)	(9,222)	[1,2,3,6]
Puma Buyer, LLC	Revolver	0.50%			3/29/2032	USD	3,718,546	(26,881)	(11,797)	[1,2,3]
Raven Buyer, Inc.	Delayed Draw	9.83%	SOFR	550	6/30/2028	USD	2,068,227	324	1,018	[1,3,4,5]
Raven Buyer, Inc.	First Lien Term Loan	9.83%	SOFR	550	2/1/2027	USD	13,597,106	13,513,847	13,467,825	[1,3,4]
Raven Buyer, Inc.	First Lien Term Loan	9.83%	SOFR	550	6/30/2028	USD	689,409	682,693	682,854	[1,3,4]
Raven Buyer, Inc.	Revolver	9.83%	SOFR	550	2/1/2027	USD	2,045,455	1,194,069	1,177,323	[1,3,4,5]
RBP Global Holdings Limited	First Lien Term Loan	9.80%	SOFR	525	11/4/2030	USD	5,300,914	5,056,844	5,119,526	[1,3,4]
RCP Nats Purchaser, LLC	Delayed Draw	1.00%			3/19/2032	USD	9,603,545	(94,102)	(96,035)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
RCP Nats Purchaser, LLC	First Lien Term Loan	9.32%	SOFR	500	3/19/2032	USD	48,017,724	$47,551,046	$47,537,547	[1,3,4]
RCP Nats Purchaser, LLC	Revolver	0.50%			3/19/2032	USD	7,378,731	(70,870)	(73,787)	[1,2,3]
REP Behavioral Health, LLC	Delayed Draw	1.00%			12/31/2030	USD	3,076,923	(44,254)	-	[1,2,3,6]
REP Behavioral Health, LLC	First Lien Term Loan	9.32%	SOFR	500	12/31/2030	USD	7,033,654	6,934,686	6,932,887	[1,3,4,6]
REP Behavioral Health, LLC	Revolver	9.32%	SOFR	500	12/31/2030	USD	1,538,463	622,289	640,946	[1,3,4,5,6]
Revival Animal Health, LLC	Delayed Draw	1.00%			1/3/2028	USD	242,236	(2,893)	(2,683)	[1,2,3,6]
Revival Animal Health, LLC	Delayed Draw	10.33%	SOFR	600	1/3/2028	USD	1,342,391	1,330,735	1,327,523	[1,3,4,6]
Revival Animal Health, LLC	First Lien Term Loan	10.30%	SOFR	600	1/3/2028	USD	3,235,967	3,207,207	3,200,127	[1,3,4,6]
Revival Animal Health, LLC	Revolver	10.30%	SOFR	600	1/3/2028	USD	279,025	67,420	66,666	[1,3,4,5,6]
RPC Topco, Inc.	First Lien Term Loan	8.97%	SOFR	500	8/30/2031	USD	21,859,848	21,560,045	21,531,570	[1,3,4]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(40,186)	(45,507)	[1,2,3]
RTI Surgical, Inc.	First Lien Term Loan	11.06%	SOFR	675	2/28/2026	USD	819,400	804,800	819,400	[1,3,4,6]
SDG Mgmt Company, LLC	Delayed Draw	1.00%			7/1/2028	USD	2,103,750	(29,077)	-	[1,2,3]
SDG Mgmt Company, LLC	Delayed Draw	9.93%	SOFR	560	7/1/2028	USD	3,155,625	3,113,684	3,155,625	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	10.14%	SOFR	560	7/1/2028	USD	2,629,686	605,504	641,643	[1,3,4,5]
SDG Mgmt Company, LLC	Revolver	0.50%			7/1/2028	USD	525,938	(6,645)	-	[1,2,3]
Smile Doctors, LLC	Delayed Draw	10.13%	SOFR	590	12/23/2028	USD	4,989,987	4,891,291	4,970,501	[1,3,4,6]
Smile Doctors, LLC	First Lien Term Loan	10.13%	SOFR	590	12/23/2028	USD	22,183,930	21,955,472	22,097,297	[1,3,4]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	-	(14,152)	[1,2,3]
Soleo Holdings, Inc.	Delayed Draw	1.00%			1/31/2032	USD	1,055,493	(7,777)	(2,643)	[1,2,3,6]
Soleo Holdings, Inc.	First Lien Term Loan	8.80%	SOFR	450	1/31/2032	USD	7,652,327	7,615,553	7,642,361	[1,3,4,6]
Soleo Holdings, Inc.	Revolver	0.50%			1/31/2032	USD	1,055,493	(4,996)	(1,375)	[1,2,3,6]
Solis Mammography Buyer, Inc.	Delayed Draw	1.00%			5/29/3032	USD	5,058,678	(73,102)	(75,880)	[1,2,3]
Solis Mammography Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	5/29/2032	USD	35,073,499	34,552,067	34,547,397	[1,3,4]
Solis Mammography Buyer, Inc.	Revolver	0.50%			5/29/2030	USD	4,365,672	(64,332)	(65,485)	[1,2,3]
Southern Orthodontic Partners Management, LLC	Delayed Draw	1.00%			7/27/2026	USD	108,085	(627)	(844)	[1,2,3]
Space Intermediate III, Inc.	First Lien Term Loan	10.55%, 3.00% PIK	SOFR	325	11/8/2029	USD	64,990,776	64,676,677	65,047,243	[1,3,4,6,8]
Specialized Dental Holdings II, LLC	Delayed Draw	9.08%	SOFR	475	11/1/2027	USD	2,316,021	1,011,634	1,048,965	[1,3,4,5,6]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONA	525	1/30/2032	JPY	1,111,363,505	7,157,210	7,601,771	[1,3,4,6,7]
Spruce Bidco II Inc.	First Lien Term Loan	9.13%	SOFR	500	1/30/2032	USD	56,709,814	55,759,109	55,859,167	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONA	525	1/31/2032	JPY	1,220,353,116	$7,878,099	$8,347,264	[1,3,4,7]
Spruce Bidco II Inc.	First Lien Term Loan	7.68%	CORRA	500	1/31/2032	CAD	21,460,298	14,761,512	15,522,392	[1,3,4,6,7]
Spruce Bidco II Inc.	First Lien Term Loan	9.13%	SOFR	500	1/31/2032	USD	65,253,259	64,315,675	64,274,460	[1,3,4]
Spruce Bidco II Inc.	Revolver	0.50%			1/31/2032	USD	20,575,587	(321,147)	(308,634)	[1,2,3,6]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.32%	SONIA	600	11/16/2027	GBP	1,797,628	2,413,351	2,467,574	[1,3,4,7]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.32%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,959,506	[1,3,4,7]
STCH Intermediate Inc.	First Lien Term Loan	9.63%	SOFR	525	10/30/2026	USD	4,936,350	4,902,427	4,929,427	[1,3,4,6]
STCH Intermediate Inc.	Revolver	9.66%	SOFR	525	10/30/2026	USD	419,401	53,132	55,332	[1,3,4,5,6]
SureScripts LLC	First Lien Term Loan	8.30%	SOFR	400	11/3/2031	USD	7,105,245	7,105,245	7,069,673	[1,3,4,6]
SureScripts LLC	Revolver	0.50%			11/3/2031	USD	1,644,755	(11,842)	(8,234)	[1,2,3,6]
TBRS, Inc.	Delayed Draw	9.05%	SOFR	475	11/22/2031	USD	5,744,681	2,179,014	2,182,854	[1,3,4,5]
TBRS, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/22/2031	USD	21,011,170	20,814,074	20,823,946	[1,3,4]
TBRS, Inc.	Revolver	9.08%	SOFR	475	11/22/2030	USD	3,191,490	705,242	705,604	[1,3,4,5]
TEAM Services Group, LLC	First Lien Term Loan	9.53%	SOFR	525	12/20/2027	USD	7,722,418	7,564,426	7,695,390	[1,4]
Tempus AI, Inc.	First Lien Term Loan	12.55%, 3.25% PIK	SOFR	500	2/4/2030	USD	5,943,925	5,771,244	5,902,861	[1,3,4,6,8]
Tempus AI, Inc.	Revolver	8.05%	SOFR	375	2/4/2030	USD	1,000	981	981	[1,3,4,6]
TerSera Therapeutics LLC	First Lien Term Loan	9.58%	SOFR	525	4/4/2029	USD	7,311,425	7,244,725	7,285,068	[1,3,4,6]
TerSera Therapeutics, LLC	First Lien Term Loan	10.08%	SOFR	575	4/4/2029	USD	6,863,663	6,729,232	6,913,768	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	-	[1,2,3]
TheKey, LLC	Delayed Draw	9.38%	SOFR	500	3/30/2027	USD	1,485,820	1,264,459	1,398,208	[1,3,4,6]
Thunder Buyer, Inc.	Delayed Draw	1.00%			10/17/2030	USD	2,953,632	(41,939)	-	[1,2,3,6]
Thunder Buyer, Inc.	Delayed Draw	9.04%	SOFR	475	10/17/2030	USD	3,273,435	128,075	174,583	[1,3,4,5]
Thunder Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	475	10/17/2030	USD	14,090,709	13,896,714	14,090,709	[1,3,4,6]
Thunder Buyer, Inc.	Revolver	0.50%			10/17/2030	USD	3,321,177	(44,429)	-	[1,2,3,6]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	10,597,713	(186,762)	-	[1,2,3,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	8.83%	SOFR	450	12/19/2029	USD	34,913,063	34,346,803	34,913,063	[1,3,4,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	2,608,696	(39,586)	-	[1,2,3]
TIDI Legacy Products, Inc.	Revolver	9.32%	SOFR	500	12/19/2029	USD	5,021,658	(67,587)	8,718	[1,3,4,5,6]
Tivity Health, Inc.	First Lien Term Loan	9.33%	SOFR	500	6/28/2029	USD	68,867,093	68,355,149	68,867,094	[1,3,4]
Top RX, LLC	First Lien Term Loan	9.56%	SOFR	525	12/18/2029	USD	11,389,037	11,180,135	11,219,143	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Top RX, LLC	Revolver	9.58%	SOFR	525	12/18/2029	USD	1,332,587	$209,350	$213,324	[1,3,4,5]
TPC Holdco, LLC	Second Lien Term Loan	12.40%, 2.50% PIK	SOFR	550	3/29/2028	USD	5,037,390	4,986,847	4,937,359	[1,3,4,8]
Troy Practice Management, LLC	Delayed Draw	10.45%	SOFR	615	11/25/2025	USD	2,699,377	2,686,170	2,699,377	[1,3,4]
Troy Practice Management, LLC	First Lien Term Loan	10.45%	SOFR	615	11/25/2025	USD	4,499,014	4,447,803	4,499,014	[1,3,4]
Troy Practice Management, LLC	Revolver	10.45%	SOFR	615	11/25/2025	USD	591,133	388,366	394,089	[1,3,4,5]
TurningPoint Healthcare Solutions, LLC	Revolver	0.50%			7/14/2027	USD	1,816,523	-	-	[1,2,3,6]
U.S. Urology Partners, LLC	Delayed Draw	1.00%			4/8/2032	USD	330,351	(4,064)	(2,742)	[1,2,3,6]
U.S. Urology Partners, LLC	First Lien Term Loan	9.05%	SOFR	475	4/8/2032	USD	1,376,465	1,359,656	1,365,042	[1,3,4,6]
U.S. Urology Partners, LLC	Revolver	0.50%			4/8/2032	USD	169,833	(2,055)	(1,409)	[1,2,3,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	14,325,000	(126,654)	-	[1,2,3]
United Digestive MSO Parent, LLC	Delayed Draw	10.04%	SOFR	575	3/30/2029	USD	5,407,788	313,160	409,116	[1,3,4,5,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	10.46%	SOFR	575	3/30/2029	USD	20,154,646	19,689,647	20,154,646	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	10.07%	SOFR	575	3/30/2029	USD	7,616,785	2,736,120	2,825,390	[1,3,4,5,6]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	10.03%	SOFR	575	7/15/2028	USD	8,089,655	8,009,163	7,977,078	[1,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	10.03%	SOFR	575	7/15/2028	USD	1,724,138	1,232,057	1,221,217	[1,3,4,5]
Universal Marine Medical Supply International, LLC	Delayed Draw	10.82%	SOFR	650	3/7/2029	USD	4,588,500	4,505,639	4,532,755	[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.81%	SOFR	650	3/7/2029	USD	7,278,000	7,148,129	7,189,582	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	0.50%			3/7/2029	USD	259,000	(4,910)	(3,960)	[1,2,3]
Universal Marine Medical Supply International, LLC	Revolver	10.82%	SOFR	650	3/7/2029	USD	625,000	426,760	427,944	[1,3,4,5]
Unlimited Technology Holdings, LLC	First Lien Term Loan	9.05%	SOFR	475	3/12/2032	USD	26,676,108	26,546,358	26,580,764	[1,3,4,6]
Unlimited Technology Holdings, LLC	Revolver	0.50%			3/12/2032	USD	3,556,815	(17,117)	(12,712)	[1,2,3,6]
Urology Management Holdings, Inc.	Delayed Draw	9.80%	SOFR	550	6/15/2026	USD	14,455,508	14,284,982	14,399,056	[1,3,4]
Urology Management Holdings, Inc.	Delayed Draw	9.80%	SOFR	550	6/15/2027	USD	3,232,693	3,047,363	3,220,069	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.80%	SOFR	550	6/15/2026	USD	4,934,994	4,887,927	4,915,722	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.80%	SOFR	550	6/15/2027	USD	6,386,333	6,266,192	6,361,393	[1,3,4]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(23,810)	(4,649)	[1,2,3,6]
USHV Management, LLC	Delayed Draw	11.13%	SOFR	675	12/23/2027	USD	3,844,450	3,725,333	3,823,279	[1,3,4]
USHV Management, LLC	First Lien Term Loan	10.38%	SOFR	600	12/23/2027	USD	1,064,642	1,046,539	1,040,127	[1,3,4,6]
USHV Management, LLC	First Lien Term Loan	11.13%	SOFR	675	12/23/2027	USD	7,628,108	7,490,135	7,586,100	[1,3,4]
USHV Management, LLC	Revolver	10.75%	SOFR	638	12/23/2027	USD	356,664	413,633	351,522	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vardiman Black Holdings, LLC	Delayed Draw	11.43%, 6.42% PIK		500	3/18/2027	USD	4,437,141	$4,211,275	$4,191,367	[1,3,4,5,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	11.43%, 6.42% PIK		500	3/18/2027	USD	37,689,247	37,689,247	37,119,479	[1,3,4,8]
Vaxcare LLC	First Lien Term Loan	8.83%	SOFR	450	6/17/2032	USD	1,492,647	1,477,779	1,478,026	[1,3,4]
Vaxcare LLC	Revolver	0.50%			6/17/2032	USD	250,000	(2,487)	(2,449)	[1,2,3]
Vermont AUS PTY LTD	Delayed Draw	9.40%	BBSY	575	3/23/2028	AUD	10,348,513	7,027,167	6,810,921	[1,3,4,7]
Vermont AUS PTY LTD	First Lien Term Loan	9.40%	BBSY	575	3/23/2028	AUD	10,563,427	7,715,473	6,952,367	[1,3,4,7]
VetEvolve Holdings, LLC	Delayed Draw	9.83%	SOFR	525	10/12/2028	USD	22,966,315	18,504,176	18,721,906	[1,3,4,5,6]
VetEvolve Holdings, LLC	First Lien Term Loan	9.77%	SOFR	525	10/12/2028	USD	16,757,576	16,432,363	16,453,915	[1,3,4,6]
Viant Medical Holdings, Inc.	Delayed Draw	10.79%	SOFR	650	10/29/2032	USD	158,144	89,713	93,259	[1,3,4,5]
Viant Medical Holdings, Inc.	Second Lien Term Loan	10.83%	SOFR	650	10/29/2032	USD	1,549,810	1,498,405	1,533,863	[1,3,4]
Vital Care Buyer, LLC	First Lien Term Loan	8.80%	SOFR	450	7/30/2031	USD	36,316,128	35,986,354	36,017,975	[1,3,4,6]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	4,780,260	(41,887)	(39,246)	[1,2,3,6]
VPP Intermediate Holdings, LLC	Delayed Draw	9.69%	SOFR	525	12/1/2027	USD	4,698,750	556,156	581,062	[1,3,4,5,6]
WCAS XIII Primary Care Investors II, L.P	First Lien Term Loan	10.55%	SOFR	625	12/31/2029	USD	1,200,000	1,176,982	1,179,396	[1,3,4]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	10.55%	SOFR	625	12/31/2029	USD	4,100,000	4,018,000	4,018,000	[1,3,4]
WCAS XIV Primary Care Investors, L.P.	First Lien Term Loan	10.55%	SOFR	625	12/31/2032	USD	1,200,000	1,176,502	1,179,396	[1,3,4]
WCAS XIV Primary Care Investors III, L.P.	First Lien Term Loan	10.55%	SOFR	625	12/31/2032	USD	3,800,000	3,724,000	3,724,000	[1,3,4]
Web PT, Inc.	First Lien Term Loan	10.68%	SOFR	625	1/18/2028	USD	9,000,000	8,901,000	8,987,378	[1,3,4]
Web PT, Inc.	Revolver	10.68%	SOFR	625	1/18/2028	USD	1,312,500	816,964	815,124	[1,3,4,5]
Western Veterinary Partners, LLC	Delayed Draw	9.55%	SOFR	525	10/29/2027	USD	12,502,265	12,359,069	12,354,108	[1,3,4,5,6]
Western Veterinary Partners, LLC	First Lien Term Loan	9.55%	SOFR	525	10/29/2027	USD	4,161,959	4,112,986	4,112,637	[1,3,4,6]
Wildcats Purchaser LLC	Delayed Draw	9.32%	SOFR	500	5/8/2031	USD	10,111,744	254,305	252,793	[1,3,4,5]
Wildcats Purchaser LLC	First Lien Term Loan	9.31%	SOFR	500	5/8/2031	USD	10,755,148	10,623,112	10,620,708	[1,3,4]
Wildcats Purchaser LLC	Revolver	0.50%			5/8/2031	USD	3,869,048	(47,203)	(48,363)	[1,2,3]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.25%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,234,050	[1,3,4,6]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.25%	SOFR	695	3/5/2029	USD	16,666,667	16,168,935	16,468,100	[1,3,4,6]
Xifin, Inc.	Revolver	11.20%	SOFR	675	2/6/2026	USD	2,165,167	2,122,333	2,059,171	[1,3,4,6]
Zavation Medical Products, LLC	First Lien Term Loan	10.12%	SOFR	575	6/30/2028	USD	1,765,624	1,751,488	1,745,472	[1,3,4]
Zavation Medical Products, LLC	First Lien Term Loan	10.15%	SOFR	575	6/30/2028	USD	12,486,487	12,330,405	12,343,973	[1,3,4]
Zavation Medical Products, LLC	Revolver	10.17%	SOFR	575	6/30/2028	USD	2,027,027	1,819,257	1,801,189	[1,3,4,5]
								4,566,073,975	4,551,829,877

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Industrials — 9.7%
Accel International Holdings, Inc.	First Lien Term Loan	8.78%	SOFR	450	4/24/2032	USD	32,466,216	$32,306,963	$32,303,885	[1,3,4]
Accel International Holdings, Inc.	Revolver	0.50%			4/24/2032	USD	7,721,299	(37,601)	(38,606)	[1,2,3]
Accelevation LLC	Delayed Draw	9.34%	SOFR	500	1/2/2031	USD	5,923,076	412,310	402,721	[1,3,4,5]
Accelevation LLC	First Lien Term Loan	9.33%	SOFR	500	1/2/2031	USD	15,794,872	15,572,536	15,542,025	[1,3,4]
Accelevation LLC	Revolver	9.34%	SOFR	500	1/2/2031	USD	3,948,718	1,603,960	1,595,249	[1,3,4,5]
Accurus Aerospace Corporation	First Lien Term Loan	10.16%	SOFR	575	4/5/2028	USD	1,945,000	1,925,957	1,873,149	[1,3,4]
Accurus Aerospace Corporation	First Lien Term Loan	10.22%	SOFR	575	4/5/2028	USD	7,780,000	7,703,829	7,492,595	[1,3,4]
ACP Oak Buyer, Inc.	Delayed Draw	1.00%			6/12/2031	USD	7,042,254	(35,064)	(32,602)	[1,2,3]
ACP Oak Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	6/12/2031	USD	14,788,732	14,715,266	14,720,270	[1,3,4]
ACP Oak Buyer, Inc.	Revolver	0.50%			6/12/2031	USD	3,169,014	(15,710)	(14,671)	[1,2,3]
Aero Operating LLC	Incremental Term Loan	10.50%, 2.00% PIK	PRIME	700	2/7/2026	USD	14,863,269	14,801,758	14,582,031	[1,3,4,8]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	10,067,114	(137,278)	(55,439)	[1,2,3]
AirX Climate Solutions, Inc.	Delayed Draw	9.33%	SOFR	500	11/7/2029	USD	2,301,279	2,271,191	2,288,606	[1,3,4]
AirX Climate Solutions, Inc.	First Lien Term Loan	9.33%	SOFR	500	11/7/2029	USD	11,282,194	11,137,713	11,220,063	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	0.50%			11/7/2029	USD	1,258,389	(15,051)	(6,930)	[1,2,3]
Apex Service Partners, LLC	Delayed Draw	9.33%	SOFR	500	10/24/2030	USD	23,971,032	23,422,411	23,865,493	[1,3,4,5,6]
Apex Service Partners, LLC	Delayed Draw	9.30%	SOFR	500	4/29/2032	USD	25,080,606	10,108,887	10,356,392	[1,3,4,5]
Apex Service Partners, LLC	First Lien Term Loan	9.33%	SOFR	500	10/24/2030	USD	56,924,663	55,435,163	56,683,961	[1,3,4,5,6]
Apex Service Partners, LLC	First Lien Term Loan	9.28%	SOFR	500	4/29/2032	USD	7,223,057	7,152,064	7,151,713	[1,3,4]
Apex Service Partners, LLC	Revolver	9.33%	SOFR	500	10/24/2029	USD	4,729,228	4,027,179	4,119,733	[1,3,4,5,6]
Arcfield Acquisition Corp.	First Lien Term Loan	9.28%	SOFR	500	10/28/2031	USD	2,263,622	2,258,354	2,279,994	[1,3,4]
Armada Parent, Inc.	Delayed Draw	1.00%			10/29/2030	USD	421,496	(4,192)	(4,085)	[1,2,3,6]
Armada Parent, Inc.	First Lien Term Loan	10.18%	SOFR	585	10/29/2027	USD	28,891,913	28,750,610	28,756,373	[1,3,4,6]
Armada Parent, Inc.	Revolver	10.13%	SOFR	585	10/29/2030	USD	3,411,591	836,015	836,893	[1,3,4,5,6]
Arrowhead Holdco Company	First Lien Term Loan	7.75%, 2.75% PIK	EURIBOR	300	8/31/2028	EUR	15,376,865	15,206,322	13,056,337	[1,3,4,7,8]
Arrowhead Holdco Company	First Lien Term Loan	9.70%, 2.75% PIK	SOFR	250	8/31/2028	USD	5,037,807	4,988,809	3,782,512	[1,3,4,6,8]
Associated Spring US, LLC	Delayed Draw	10.18%	SOFR	575	4/4/2030	USD	5,391,850	703,779	706,274	[1,3,4,5]
Associated Spring US, LLC	Delayed Draw	10.19%	SOFR	575	4/4/2030	USD	6,252,127	6,144,350	6,195,791	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Associated Spring US, LLC	First Lien Term Loan	10.18%	SOFR	575	4/4/2030	USD	10,825,288	$10,642,233	$10,727,743	[1,3,4]
Associated Spring US, LLC	First Lien Term Loan	10.19%	SOFR	575	4/4/2030	USD	7,072,759	6,942,503	7,009,027	[1,3,4]
Associated Spring US, LLC	Revolver	0.50%			4/4/2030	USD	2,181,818	(34,557)	(19,660)	[1,2,3]
AWT Merger Sub, Inc.	Delayed Draw	10.44%	SOFR	625	12/17/2027	USD	4,831,930	4,754,313	4,831,930	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.40%	SOFR	625	12/17/2027	USD	6,225,470	6,125,442	6,225,470	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.44%	SOFR	625	12/17/2027	USD	709,783	692,542	709,783	[1,3,4]
AWT Merger Sub, Inc.	Revolver	10.58%	SOFR		12/17/2027	USD	1,071,429	137,840	137,840	[1,3,4,5]
Beacon Mobility Corp.	Delayed Draw	10.67%	SOFR	625	12/31/2025	USD	20,232,815	19,708,791	19,870,231	[1,3,4]
Beacon Mobility Corp.	First Lien Term Loan	10.66%	SOFR	625	12/31/2025	USD	2,022,832	2,009,938	1,986,581	[1,3,4]
Beacon Mobility Corp.	Revolver	12.75%	PRIME	525	12/31/2025	USD	1,000,000	219,642	201,711	[1,3,4,5]
Blackbird Purchaser, Inc.	Delayed Draw	9.80%	SOFR	550	12/19/2030	USD	6,777,012	3,650,833	3,769,432	[1,3,4,5,6]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.80%	SOFR	550	12/19/2030	USD	37,017,358	36,392,021	37,017,358	[1,3,4,6]
Blackbird Purchaser, Inc.	Revolver	9.80%	SOFR	550	12/19/2029	USD	5,526,419	2,679,133	2,763,210	[1,3,4,5,6]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.70%	SOFR	525	9/17/2026	USD	1,168,423	206,051	215,308	[1,3,4,5,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.70%	SOFR	525	9/17/2026	USD	1,023,071	1,013,007	1,017,130	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	Revolver	9.70%	SOFR	525	9/17/2026	USD	192,016	132,178	133,276	[1,3,4,5,6]
BP Purchaser, LLC	First Lien Term Loan	10.08%	SOFR	550	12/10/2028	USD	13,360,087	13,210,421	11,777,837	[1,3,4]
BPCP NSA Intermedco, Inc.	Delayed Draw	9.05%	SOFR	475	5/17/2030	USD	2,902,006	1,607,233	1,645,328	[1,3,4,5]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	9.05%	SOFR	475	5/17/2030	USD	8,264,746	8,158,519	8,162,358	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	0.50%			5/17/2030	USD	1,265,823	(15,492)	(377)	[1,2,3]
BradyIFS Holdings, LLC	Delayed Draw	9.32%	SOFR	500	10/31/2029	USD	2,926,949	2,156,858	2,203,341	[1,3,4,5,6]
BradyIFS Holdings, LLC	First Lien Term Loan	9.28%	SOFR	500	10/31/2029	USD	29,575,745	29,134,555	29,575,745	[1,3,4,6]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	2,028,774	(30,767)	-	[1,2,3,6]
British Engineering Services Holdco Limited	First Lien Term Loan	11.98%, 3.28% PIK	SONIA	400	12/2/2027	GBP	411,893	551,632	560,361	[1,3,4,7,8]
British Engineering Services Holdco Limited	Revolver	11.98%, 3.28% PIK	SONIA	400	12/2/2027	GBP	988,543	1,323,919	1,344,865	[1,3,4,7,8]
Caldwell & Gregory LLC	Delayed Draw	9.05%	SOFR	475	9/30/2030	USD	4,497,938	1,659,904	1,700,869	[1,3,4,5]
Caldwell & Gregory LLC	First Lien Term Loan	9.05%	SOFR	475	9/30/2030	USD	22,387,500	22,083,267	22,277,660	[1,3,4]
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	(39,390)	(14,719)	[1,2,3]
Carbon TopCo, Inc.	First Lien Term Loan	10.28%	SOFR	600	11/1/2030	USD	19,263,332	18,909,001	18,924,530	[1,3,4]
Carbon TopCo, Inc.	Revolver	10.33%	SOFR	600	5/1/2030	USD	2,739,726	362,605	362,773	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Chambertin Capital Limited	First Lien Term Loan	11.14%	SONIA	675	6/20/2030	GBP	14,857,298	$20,096,439	$20,394,369	[1,3,4,7]
Climate Pros, LLC	Delayed Draw	10.43%	SOFR	600	1/24/2026	USD	49,735,703	32,879,950	33,235,703	[1,3,4,5]
CMG Holdco, LLC	Delayed Draw	1.00%			10/31/2030	USD	836,619	(7,913)	-	[1,2,3,6]
Cobham Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	1/9/2030	USD	22,203,125	21,718,635	22,023,062	[1,3,4]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,313)	(19,007)	[1,2,3]
Comar Holding Company, LLC	Delayed Draw	11.06%, 4.75% PIK	SOFR	200	9/17/2026	USD	830,264	822,640	764,683	[1,3,4,8]
Comar Holding Company, LLC	First Lien Term Loan	11.06%, 4.75% PIK	SOFR	200	9/17/2026	USD	5,278,097	5,265,129	4,861,192	[1,3,4,8]
Concert Bidco Limited	First Lien Term Loan	1.00%			11/30/2027	GBP	4,528,275	1,912,958	2,459,764	[1,2,3,7]
Consor Intermediate II, LLC	Delayed Draw	8.80%	SOFR	450	5/10/2031	USD	18,405,634	2,462,202	2,608,732	[1,3,4,5]
Consor Intermediate II, LLC	First Lien Term Loan	8.80%	SOFR	450	5/10/2031	USD	13,974,559	13,902,253	13,974,560	[1,3,4]
Consor Intermediate II, LLC	Revolver	0.50%			5/10/2031	USD	1,047,887	(6,436)	-	[1,2,3]
Consor Intermediate II, LLC	Revolver	8.80%	SOFR	450	5/10/2031	USD	861,972	854,717	861,972	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.81%	SOFR	450	5/10/2031	USD	316,901	316,901	316,901	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.81%	SOFR	450	5/10/2031	USD	809,859	809,859	809,859	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.83%	SOFR	450	5/10/2031	USD	2,202,817	2,184,294	2,202,817	[1,3,4]
Continental Acquisition Holdings, Inc.	Delayed Draw	11.45% PIK	SOFR	700	1/20/2027	USD	2,771,894	2,719,374	1,704,992	[1,3,4,8]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	11.45% PIK	SOFR	700	1/20/2027	USD	7,524,206	7,475,783	4,628,139	[1,3,4,8]
CSAFE Acquisition Company, Inc.	Delayed Draw	10.50%	SOFR	575	12/14/2028	USD	272,991	270,450	275,721	[1,3,4,6]
CSAFE Acquisition Company, Inc.	Delayed Draw	10.03%	SOFR	575	3/8/2029	USD	537,624	533,119	543,000	[1,3,4,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.03%	SOFR	575	12/14/2028	USD	15,784,277	15,881,303	15,942,121	[1,3,4,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.25%	SONIA	575	12/14/2028	GBP	898,030	1,170,689	1,245,039	[1,3,4,6,7]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.50%	SONIA	575	12/14/2028	GBP	1,759,727	2,278,994	2,439,704	[1,3,4,6,7]
Csafe Acquisition Company, Inc.	Revolver	10.03%	SOFR	575	3/8/2029	USD	651,580	651,580	651,580	[1,3,4,6]
CSAFE Acquisition Company, Inc.	Revolver	10.50%	SOFR	575	3/8/2029	USD	1,316,285	1,316,285	1,316,285	[1,3,4,6]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.70%	SOFR	425	3/25/2028	USD	21,175,000	21,064,331	20,846,046	[1,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.07%	SOFR	463	3/25/2028	USD	2,525,726	2,477,111	2,486,489	[1,4]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(207,791)	(665,890)	[1,2,3]
Diverzify Intermediate LLC	First Lien Term Loan	10.34%	SOFR	575	5/11/2027	USD	32,692,857	32,271,501	31,422,949	[1,3,4]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	9,868,421	(94,408)	(13,840)	[1,2,3]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	2,837,624	(27,248)	(3,980)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Duro Dyne National Corp.	First Lien Term Loan	9.05%	SOFR	475	11/15/2031	USD	55,125,000	$54,608,651	$55,047,690	[1,3,4]
Duro Dyne National Corp.	First Lien Term Loan	9.05%	SOFR	475	11/15/2031	USD	15,890,694	15,741,058	15,868,408	[1,3,4,6]
Duro Dyne National Corp.	Revolver	11.50%	PRIME	400	11/15/2031	USD	9,868,421	699,493	775,633	[1,3,4,5]
Duro Dyne National Corp.	Revolver	11.25%	PRIME	400	11/15/2031	USD	2,837,623	673,778	695,968	[1,3,4,5,6]
Dwyer Instruments, LLC	Delayed Draw	1.00%			11/20/2032	USD	372,319	(3,584)	(2,199)	[1,2,3]
Dwyer Instruments, LLC	Delayed Draw	9.05%	SOFR	475	7/21/2027	USD	1,889,005	1,846,503	1,877,846	[1,3,4,6]
Dwyer Instruments, LLC	Delayed Draw	1.00%			7/21/2029	USD	984,420	(9,498)	(5,815)	[1,2,3]
Dwyer Instruments, LLC	Delayed Draw	9.05%	SOFR	475	7/21/2029	USD	2,277,762	2,234,063	2,264,307	[1,3,4,6]
Dwyer Instruments, LLC	First Lien Term Loan	9.05%	SOFR	475	11/20/2032	USD	3,115,857	3,086,324	3,097,450	[1,3,4]
Dwyer Instruments, LLC	First Lien Term Loan	9.05%	SOFR	475	7/21/2027	USD	16,636,784	16,431,251	16,538,503	[1,3,4,6]
Dwyer Instruments, LLC	First Lien Term Loan	9.05%	SOFR	475	7/21/2029	USD	18,314,666	18,126,190	18,206,475	[1,3,4]
Dwyer Instruments, LLC	Revolver	0.50%			11/20/2032	USD	214,645	(1,980)	(1,268)	[1,2,3]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	11/20/2032	USD	35,355	34,232	34,353	[1,3,4,5]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2027	USD	2,877,190	229,976	215,035	[1,3,4,5,6]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2029	USD	2,395,868	948,747	956,996	[1,3,4,5]
Echo Global Logistics, Inc.	Second Lien Term Loan	11.68%	SOFR	725	11/23/2029	USD	8,000,000	7,888,000	7,857,173	[1,3,4]
EIS Legacy Holdco, LLC	Delayed Draw	8.76%	SOFR	450	11/5/2031	USD	852,273	162,348	168,338	[1,3,4,5]
EIS Legacy Holdco, LLC	First Lien Term Loan	8.76%	SOFR	450	11/5/2031	USD	1,785,298	1,768,641	1,780,864	[1,3,4]
EIS Legacy Holdco, LLC	Revolver	0.50%			11/5/2030	USD	250,000	(2,271)	(767)	[1,2,3]
Energy Acquisition LP	Delayed Draw	1.00%			5/10/2029	USD	2,548,000	(32,935)	-	[1,2,3]
Energy Acquisition LP	First Lien Term Loan	10.80%	SOFR	650	5/10/2029	USD	23,581,500	23,377,623	23,581,500	[1,3,4]
EShipping LLC	First Lien Term Loan	9.33%	SOFR	500	11/5/2027	USD	3,158,725	3,128,714	3,158,725	[1,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	1,945,304	(26,134)	-	[1,2,3,6]
Fastener Distribution Holdings, LLC	Delayed Draw	1.00%			11/4/2031	USD	787,352	(7,510)	(1,956)	[1,2,3]
Fastener Distribution Holdings, LLC	First Lien Term Loan	9.05%	SOFR	475	11/4/2031	USD	2,100,901	2,081,301	2,095,683	[1,3,4]
Fire Flow Intermediate Corporation	First Lien Term Loan	9.28%	SOFR	500	7/10/2031	USD	30,000,000	29,714,699	29,648,408	[1,3,4,6]
Flint OpCo, LLC	Delayed Draw	1.00%			8/15/2030	USD	2,016,701	(10,057)	(10,083)	[1,2,3,6]
Flint OpCo, LLC	Delayed Draw	8.96%	SOFR	475	8/15/2030	USD	2,702,292	2,632,034	2,702,292	[1,3,4,6]
Flint OpCo, LLC	Delayed Draw	9.05%	SOFR	475	8/15/2030	USD	3,207,472	1,595,461	1,624,539	[1,3,4,5,6]
Flint OpCo, LLC	First Lien Term Loan	9.05%	SOFR	475	8/15/2030	USD	6,402,101	6,266,074	6,402,101	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	$(26,683)	$-	[1,2,3,6]
Flow Control Solutions, Inc.	Delayed Draw	9.30%	SOFR	500	3/31/2029	USD	1,515,042	267,871	287,726	[1,3,4,5,6]
Flow Control Solutions, Inc.	First Lien Term Loan	9.30%	SOFR	500	3/31/2028	USD	1,243,903	1,216,716	1,243,903	[1,3,4,6]
Flow Control Solutions, Inc.	Revolver	9.27%	SOFR	500	3/31/2028	USD	420,949	140,255	140,255	[1,3,4,5,6]
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2029	USD	806,287	(9,684)	-	[1,2,3,6]
FLS Holding, Inc.	Delayed Draw	9.68%	SOFR	525	12/17/2028	USD	4,887,500	4,789,750	4,318,943	[1,3,4]
FLS Holding, Inc.	First Lien Term Loan	9.68%	SOFR	525	12/17/2028	USD	22,482,500	22,218,312	19,867,139	[1,3,4]
FLS Holding, Inc.	Revolver	9.67%	SOFR	525	12/17/2027	USD	2,000,000	1,559,986	1,367,342	[1,3,4,5]
Fortis Solutions Group, LLC	Delayed Draw	9.90%	SOFR	550	10/15/2028	USD	14,507,789	4,562,759	4,754,455	[1,3,4,5]
Fortis Solutions Group, LLC	First Lien Term Loan	9.90%	SOFR	550	10/15/2028	USD	20,671,533	20,374,116	20,671,533	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.90%	SOFR	550	10/15/2027	USD	2,787,567	1,053,668	1,108,753	[1,3,4,5]
Frontline Road Safety Operations, LLC	Delayed Draw	9.08%, 2.00% PIK	SOFR	275	3/4/2031	USD	4,354,780	4,333,310	4,311,232	[1,3,4,6,8]
Frontline Road Safety Operations, LLC	Delayed Draw	9.08%, 2.00% PIK	SOFR	275	3/4/2032	USD	853,462	149,825	149,744	[1,3,4,5,6,8]
Frontline Road Safety Operations, LLC	Delayed Draw	9.08%, 2.00% PIK	SOFR	275	3/4/2032	USD	1,038,831	1,028,251	1,027,908	[1,3,4,5,6,8]
Frontline Road Safety Operations, LLC	First Lien Term Loan	9.08%, 2.00% PIK	SOFR	275	3/4/2031	USD	14,844,366	14,844,366	14,695,922	[1,3,4,6,8]
Frontline Road Safety Operations, LLC	First Lien Term Loan	9.08%, 2.00% PIK	SOFR	275	3/4/2032	USD	3,540,162	3,503,015	3,501,690	[1,3,4,5,6,8]
Frontline Road Safety Operations, LLC	Revolver	9.08%, 2.00% PIK	SOFR	275	3/4/2031	USD	2,531,714	1,073,223	1,066,485	[1,3,4,5,6,8]
Frontline Road Safety Operations, LLC	Revolver	9.08%, 2.00% PIK	SOFR	275	3/4/2032	USD	674,407	214,041	213,737	[1,3,4,5,6,8]
Geo TopCo Corporation	Delayed Draw	1.00%			10/15/2031	USD	17,399,682	(85,761)	(67,949)	[1,2,3,6]
Geo TopCo Corporation	Delayed Draw	11.25%	PRIME	750	10/15/2031	USD	8,880,442	6,001,054	5,984,677	[1,3,4,5,6]
Geo TopCo Corporation	First Lien Term Loan	8.48%	SOFR	475	10/15/2031	USD	64,768,483	64,549,595	64,554,118	[1,3,4,6]
Geo TopCo Corporation	Revolver	9.08%	SOFR	475	10/15/2031	USD	9,855,096	3,216,596	3,212,502	[1,3,4,5,6]
Global Critical Logistics LLC	Delayed Draw	9.42%	SOFR	500	7/31/2026	USD	24,859,584	20,888,292	21,070,495	[1,3,4,5]
Global Critical Logistics LLC	First Lien Term Loan	9.42%	SOFR	500	7/31/2026	USD	49,500,000	49,151,134	49,455,356	[1,3,4]
GMES Intermediate Holdings, LLC	Delayed Draw	10.65%	SOFR	625	7/6/2029	USD	6,113,013	2,583,043	2,742,532	[1,3,4,5]
GMES Intermediate Holdings, LLC	First Lien Term Loan	10.65%	SOFR	625	7/6/2029	USD	27,883,077	27,416,012	28,145,178	[1,3,4]
GMES Intermediate Holdings, LLC	Revolver	10.65%	SOFR	625	7/6/2029	USD	4,102,564	512,821	512,821	[1,3,4,5]
Graffiti Buyer, Inc.	Delayed Draw	9.88%	SOFR	550	4/29/2030	USD	4,203,869	916,471	794,759	[1,3,4,5]
Graffiti Buyer, Inc.	Delayed Draw	9.88%	SOFR	550	8/10/2027	USD	1,258,807	271,789	237,425	[1,3,4,5,6]
Graffiti Buyer, Inc.	Delayed Draw	9.92%	SOFR	550	8/10/2027	USD	4,965,610	4,893,257	4,762,288	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Graffiti Buyer, Inc.	First Lien Term Loan	9.93%	SOFR	550	4/29/2030	USD	4,612,695	$4,565,240	$4,423,824	[1,3,4]
Graffiti Buyer, Inc.	First Lien Term Loan	9.88%	SOFR	550	8/10/2027	USD	10,872,046	10,749,736	10,426,880	[1,3,4]
Graffiti Buyer, Inc.	First Lien Term Loan	9.93%	SOFR	550	8/10/2027	USD	1,382,021	1,365,255	1,325,433	[1,3,4,6]
Graffiti Buyer, Inc.	Revolver	9.93%	SOFR	550	8/10/2027	USD	2,522,321	335,756	233,031	[1,3,4,5]
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			1/2/2032	USD	4,455,446	(43,001)	(49,069)	[1,2,3]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	8.80%	SOFR	450	1/2/2032	USD	23,168,316	22,948,407	22,913,157	[1,3,4]
Ground Penetrating Radar Systems, LLC	Revolver	8.80%	SOFR	450	1/2/2032	USD	2,376,239	928,351	924,324	[1,3,4,5]
GS Seer Group Borrower LLC	Delayed Draw	11.05%	SOFR	675	4/28/2030	USD	2,733,818	2,157,126	2,159,363	[1,3,4,5]
GS Seer Group Borrower LLC	First Lien Term Loan	11.05%	SOFR	675	4/28/2030	USD	6,399,771	6,250,860	6,214,608	[1,3,4]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(25,345)	(21,235)	[1,2,3]
HeartLand PPC Buyer, LLC	Delayed Draw	9.55%	SOFR	525	12/12/2029	USD	4,636,366	3,365,398	3,455,622	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	First Lien Term Loan	9.55%	SOFR	525	12/12/2029	USD	22,924,334	22,496,391	22,924,334	[1,3,4,6]
HeartLand PPC Buyer, LLC	Revolver	9.56%	SOFR	525	12/12/2029	USD	5,430,793	3,760,296	3,855,865	[1,3,4,5,6]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.43%	ARR CSA	700	3/31/2030	USD	17,972,293	17,623,636	17,972,293	[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	10.18%	SOFR	585	12/3/2026	USD	4,512,510	4,512,510	4,512,510	[1,3,4,6]
Heniff Holdco, LLC	Revolver	10.17%	SOFR	585	12/3/2026	USD	1,941,840	1,019,466	1,019,466	[1,3,4,5,6]
High Bar Brands Operating, LLC	Delayed Draw	9.55%	SOFR	525	12/19/2029	USD	3,297,402	1,328,297	1,384,909	[1,3,4,5,6]
High Bar Brands Operating, LLC	First Lien Term Loan	9.55%	SOFR	525	12/19/2029	USD	9,490,748	9,337,625	9,490,748	[1,3,4,6]
High Bar Brands Operating, LLC	Revolver	9.55%	SOFR	525	12/19/2029	USD	1,508,774	369,464	392,281	[1,3,4,5,6]
Horizon Avionics Buyer, LLC	Delayed Draw	1.00%			3/29/2032	USD	4,402,144	(26,925)	(20,016)	[1,2,3,6]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.80%	SOFR	450	3/28/2032	USD	5,973,606	5,915,429	5,973,606	[1,3,4,6]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.80%	SOFR	450	3/29/2032	USD	17,357,758	17,400,645	17,401,153	[1,3,4,6]
Horizon Avionics Buyer, LLC	Revolver	8.80%	SOFR	450	3/28/2032	USD	1,514,884	106,576	110,514	[1,3,4,5,6]
Horizon Avionics Buyer, LLC	Revolver	8.80%	SOFR	450	3/29/2032	USD	4,093,811	297,269	298,652	[1,3,4,5,6]
HP RSS Buyer, Inc.	Delayed Draw	9.30%	SOFR	500	12/11/2029	USD	7,195,952	7,079,246	7,185,861	[1,3,4,6]
HP RSS Buyer, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/11/2029	USD	8,388,603	8,253,641	8,376,838	[1,3,4,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.80%	SOFR	550	6/3/2031	USD	20,172,960	19,811,795	19,993,204	[1,3,4,6]
Hydraulic Technologies USA LLC	Revolver	9.80%	SOFR	550	6/3/2030	USD	3,148,500	1,017,861	1,042,434	[1,3,4,5,6]
ID Images Acquisition	First Lien Term Loan	10.08%	SOFR	575	7/30/2026	USD	14,077,972	13,925,096	13,829,914	[1,3,4]
Ideal Components Acquisition, LLC	Delayed Draw	1.00%			6/30/2032	USD	6,183,206	(61,809)	(61,832)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ideal Components Acquisition, LLC	First Lien Term Loan	9.30%	SOFR	500	6/30/2032	USD	33,664,122	$33,327,571	$33,327,481	[1,3,4]
Ideal Components Acquisition, LLC	Revolver	0.50%			6/30/2032	USD	5,152,672	(51,507)	(51,527)	[1,2,3]
Infogain Corporation	First Lien Term Loan	10.18%	SOFR	575	7/30/2028	USD	19,450,000	19,217,206	19,450,000	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.31%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,988,809	3,233,322	[1,3,4,7]
Jade Bidco Limited	First Lien Term Loan	9.58%	SOFR	525	2/16/2029	USD	20,000,000	19,676,069	19,961,940	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.31%	EURIBOR	525	2/21/2029	EUR	534,451	643,904	628,383	[1,3,4,7]
Jade Bidco Limited	First Lien Term Loan	9.58%	SOFR	525	2/21/2029	USD	3,073,604	3,022,505	3,067,755	[1,3,4]
Jet Equipment & Tools Ltd.	First Lien Term Loan	7.93%	CORRA	525	12/28/2028	CAD	3,184,000	2,306,116	2,338,082	[1,3,4,7]
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	9.05%	SOFR	475	2/20/2031	USD	2,135,449	94,380	91,315	[1,3,4,5]
JFL-Atomic Acquisitionco, Inc.	First Lien Term Loan	9.07%	SOFR	475	2/20/2031	USD	4,938,224	4,867,492	4,859,272	[1,3,4]
JFL-Atomic Acquisitionco, Inc.	Revolver	9.06%	SOFR	475	2/20/2031	USD	667,328	30,620	29,371	[1,3,4,5]
Keel Platform, LLC	Delayed Draw	1.00%			1/19/2031	USD	4,219,068	-	(6,814)	[1,2,3]
Keel Platform, LLC	Delayed Draw	9.05%	SOFR	475	1/19/2031	USD	3,421,767	773,132	813,417	[1,3,4,5]
Keel Platform, LLC	First Lien Term Loan	9.05%	SOFR	475	1/19/2031	USD	16,768,800	16,630,252	16,741,715	[1,3,4]
Kenco PPC Buyer, LLC	First Lien Term Loan	9.00%	SOFR	475	11/15/2029	USD	16,148,325	15,995,870	16,088,496	[1,3,4,6]
Kenco PPC Buyer, LLC	Revolver	11.25%	PRIME	375	11/15/2029	USD	1,076,556	506,673	512,758	[1,3,4,5,6]
Kleinfelder Intermediate LLC	Delayed Draw	9.28%	SOFR	500	9/18/2030	USD	2,213,115	1,147,131	1,180,328	[1,3,4,5]
Kleinfelder Intermediate LLC	First Lien Term Loan	9.28%	SOFR	500	9/18/2030	USD	11,141,803	11,005,237	11,141,803	[1,3,4]
Kleinfelder Intermediate LLC	Revolver	11.50%	PRIME	400	9/18/2028	USD	1,475,410	221,311	221,311	[1,3,4,5]
KPSKY Acquisition, Inc.	Delayed Draw	9.81%	SOFR	550	10/19/2028	USD	2,450,140	2,405,657	2,224,722	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.93%	SOFR	550	10/19/2028	USD	59,893,241	4,536,867	5,102,142	[1,3,4,5]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.88%	SOFR	550	10/19/2028	USD	21,380,008	21,101,111	19,413,004	[1,3,4]
Lightbeam Bidco, Inc.	Delayed Draw	9.33%	SOFR	500	5/4/2030	USD	6,166,502	3,149,492	3,230,725	[1,3,4,5,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.33%	SOFR	500	5/4/2030	USD	8,659,618	8,492,809	8,659,618	[1,3,4,6]
Lightbeam Bidco, Inc.	Revolver	9.33%	SOFR	500	5/4/2029	USD	934,761	415,968	420,642	[1,3,4,5,6]
LJ Avalon Holdings, LLC	Delayed Draw	9.03%	SOFR	475	2/1/2030	USD	3,017,241	1,360,634	1,374,380	[1,3,4,5]
LJ Avalon Holdings, LLC	Delayed Draw	9.07%	SOFR	475	2/1/2030	USD	4,478,655	4,297,792	4,458,541	[1,3,4]
LJ Avalon Holdings, LLC	First Lien Term Loan	9.07%	SOFR	475	2/1/2030	USD	10,940,517	10,645,275	10,891,381	[1,3,4]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(63,362)	(8,131)	[1,2,3]
Lonestar Midco I LLC	First Lien Term Loan	9.05%	SOFR	475	3/17/2031	USD	21,153,846	20,943,132	20,947,071	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Lonestar Midco I LLC	Revolver	0.50%			3/17/2031	USD	3,846,154	$(38,265)	$(37,595)	[1,2,3]
MAG DS Corp.	First Lien Term Loan	9.90%	SOFR	550	4/1/2027	USD	8,130,604	7,988,624	8,106,992	[1,3,4,9]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(81,128)	(66,258)	[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	10.30%, 2.57% PIK	SOFR	343	12/5/2030	USD	18,481,729	18,100,289	18,144,974	[1,3,4,8]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(56,500)	(55,215)	[1,2,3]
Mandrake BidCo, Inc.	First Lien Term Loan	8.78%	SOFR	450	8/20/2031	USD	4,254,440	4,215,718	4,254,440	[1,3,4]
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2031	USD	724,000	(6,198)	-	[1,2,3]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.44%	ARR CSA	700	6/23/2028	USD	6,879,130	6,805,421	6,232,462	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.44%	ARR CSA	700	6/23/2028	USD	21,365,530	21,151,875	19,357,080	[1,3,4]
MEI Buyer, LLC	Delayed Draw	9.31%	SOFR	500	6/29/2029	USD	2,079,379	2,048,189	2,079,379	[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	9.33%	SOFR	500	6/29/2029	USD	14,790,183	14,433,766	14,790,183	[1,3,4,6]
MEI Buyer, LLC	Revolver	9.31%	SOFR	500	6/29/2029	USD	2,287,317	519,845	519,845	[1,3,4,5,6]
Modigent, LLC	Delayed Draw	9.05%	SOFR	475	8/23/2028	USD	480,631	479,520	480,631	[1,3,4,6]
Modigent, LLC	First Lien Term Loan	9.05%	SOFR	475	8/23/2028	USD	692,917	691,316	692,917	[1,3,4,6]
Monarch Landscape Holdings, LLC	Delayed Draw	9.30%	SOFR	500	3/31/2028	USD	3,225,625	3,185,290	3,225,625	[1,3,4,6]
Monarch Landscape Holdings, LLC	First Lien Term Loan	9.30%	SOFR	500	3/31/2028	USD	4,146,228	4,081,459	4,146,228	[1,3,4,6]
Monroe Engineering Group LLC	Delayed Draw	9.55%	SOFR	525	12/20/2028	USD	17,990,460	4,526,460	4,443,597	[1,3,4,5]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(37,887)	(38,768)	[1,2,3,6]
Motion & Control Enterprises LLC	Delayed Draw	10.32%	SOFR	600	6/1/2028	USD	8,136,737	7,987,892	8,023,505	[1,3,4,6]
Motion & Control Enterprises LLC	First Lien Term Loan	10.32%	SOFR	600	6/1/2028	USD	33,924,680	33,344,863	33,452,578	[1,3,4,6]
Motion & Control Enterprises LLC	Revolver	10.32%	SOFR	600	6/1/2028	USD	1,410,566	1,128,453	1,108,823	[1,3,4,5,6]
MSIS Holdings, Inc.	Delayed Draw	1.00%			3/10/2031	USD	1,040,005	(15,213)	(4,061)	[1,2,3,6]
MSIS Holdings, Inc.	First Lien Term Loan	9.31%	SOFR	500	3/10/2031	USD	3,198,014	3,151,847	3,185,525	[1,3,4,6]
MSIS Holdings, Inc.	Revolver	11.50%	PRIME	400	3/10/2031	USD	742,003	97,347	105,030	[1,3,4,5,6]
NFM & J, LP	Delayed Draw	10.18%	SOFR	575	11/30/2027	USD	5,561,898	564,662	545,426	[1,3,4,5]
NFM & J, LP	First Lien Term Loan	10.13%	SOFR	575	11/30/2027	USD	9,879,443	9,814,574	9,748,882	[1,3,4]
NFM & J, LP	Revolver	12.25%	PRIME	475	11/30/2027	USD	2,078,125	1,342,170	1,245,477	[1,3,4,5]
Northstar Recycling, Inc.	Delayed Draw	1.00%			12/23/2030	USD	4,411,765	(52,821)	-	[1,2,3]
Northstar Recycling, Inc.	First Lien Term Loan	8.95%	SOFR	465	12/23/2030	USD	17,602,941	17,397,252	17,602,941	[1,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			12/23/2030	USD	2,941,176	(33,629)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PAG Holding Corporation	Delayed Draw	9.05%	SOFR	475	12/26/2029	USD	6,917,107	$6,802,254	$6,844,391	[1,3,4]
PAG Holding Corporation	First Lien Term Loan	9.05%	SOFR	475	12/21/2029	USD	13,950,294	13,734,120	13,803,642	[1,3,4]
PAG Holding Corporation	First Lien Term Loan	9.05%	SOFR	475	12/26/2029	USD	20,865,760	20,529,011	20,646,410	[1,3,4]
PAG Holding Corporation	Revolver	0.50%			12/21/2029	USD	1,525,116	(22,855)	(16,033)	[1,2,3]
PAG Holding Corporation	Revolver	11.75%	PRIME	750	12/21/2029	USD	1,900,739	1,252,564	1,261,289	[1,3,4,5]
Panda Acquisition LLC	First Lien Term Loan	12.82%	SOFR	850	10/18/2028	USD	15,512,953	13,420,302	14,501,935	[1,3,4]
Paris US Holdco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	1,079,157	(10,353)	(9,616)	[1,2,3,6]
Paris US Holdco, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/2/2031	USD	4,181,733	4,142,350	4,144,471	[1,3,4,6]
Paris US Holdco, Inc.	Revolver	9.08%	SOFR	475	12/2/2031	USD	764,932	23,566	23,782	[1,3,4,5,6]
PCX Holding Corp.	Delayed Draw	10.70%	SOFR	625	4/22/2027	USD	3,018,750	2,984,032	2,956,311	[1,3,4]
PCX Holding Corp.	Delayed Draw	10.73%	SOFR	625	4/22/2027	USD	3,039,414	2,963,433	2,976,547	[1,3,4]
PCX Holding Corp.	First Lien Term Loan	10.70%	SOFR	625	4/22/2027	USD	6,015,625	5,955,469	5,891,199	[1,3,4]
PCX Holding Corp.	Revolver	10.72%	SOFR	625	4/22/2027	USD	625,000	625,091	612,073	[1,3,4]
Pele Buyer LLC	First Lien Term Loan	9.24%	SOFR	500	6/18/2026	USD	6,475,519	6,475,430	6,216,857	[1,3,4]
PlayPower, Inc.	First Lien Term Loan	9.55%	SOFR	525	2/25/2031	USD	3,022,727	2,993,800	2,989,927	[1,3,4]
Playpower, Inc.	First Lien Term Loan	9.55%	SOFR	525	8/28/2030	USD	21,608,586	21,318,523	21,374,109	[1,3,4]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(42,527)	(35,622)	[1,2,3]
Polyphase Elevator Holding Company	Delayed Draw	10.40%, 5.00% PIK	SOFR	100	6/23/2027	USD	3,486,555	3,466,397	3,141,352	[1,3,4,8]
Polyphase Elevator Holding Company	First Lien Term Loan	10.40%, 5.00% PIK	SOFR	100	6/23/2027	USD	10,207,513	10,134,009	9,196,870	[1,3,4,8]
Power Acquisition LLC	First Lien Term Loan	10.02%	SOFR	575	1/22/2030	USD	16,635,087	16,239,469	16,200,834	[1,3,4]
Power Grid Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/2/2030	USD	19,613,847	19,613,847	19,613,847	[1,3,4]
Power Grid Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/2/2030	USD	45,668,402	44,999,113	45,668,402	[1,3,4,6]
Power Grid Holdings, Inc.	Revolver	9.06%	SOFR	475	12/2/2030	USD	1,900,000	114,000	114,000	[1,3,4,5]
Power Grid Holdings, Inc.	Revolver	9.06%	SOFR	475	12/2/2030	USD	9,249,535	410,449	554,972	[1,3,4,5,6]
Pregis TopCo LLC	Second Lien Term Loan	12.18%	SOFR	775	8/1/2029	USD	5,000,000	4,958,557	5,000,000	[1,3,4]
Process Insights Acquisition, Inc.	Delayed Draw	10.48%	SOFR	625	7/18/2029	USD	1,620,679	790,081	740,248	[1,3,4,5,6]
Process Insights Acquisition, Inc.	First Lien Term Loan	10.58%	SOFR	625	7/18/2029	USD	9,168,587	8,994,804	8,771,142	[1,3,4,6]
Process Insights Acquisition, Inc.	Revolver	10.58%	SOFR	625	7/18/2029	USD	1,620,679	980,916	910,013	[1,3,4,5,6]
PT Intermediate Holdings III, LLC	Delayed Draw	1.00%			4/9/2030	USD	3,737,391	(5,572)	20,929	[1,2,3]
PT Intermediate Holdings III, LLC	First Lien Term Loan	9.30%, 1.75% PIK	SOFR	325	4/9/2030	USD	52,934,815	52,519,607	52,995,568	[1,3,4,5,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PumpTech, LLC	Delayed Draw	1.00%			1/24/2031	USD	1,405,482	$(16,940)	$(15,338)	[1,2,3,6]
PumpTech, LLC	First Lien Term Loan	9.08%	SOFR	475	1/24/2031	USD	1,967,674	1,944,411	1,946,201	[1,3,4,6]
PumpTech, LLC	Revolver	11.25%	PRIME	375	1/24/2031	USD	438,630	53,391	53,698	[1,3,4,5,6]
R1 Holdings LLC	Delayed Draw	10.49%	SOFR	625	12/29/2028	USD	3,483,250	1,164,127	1,210,136	[1,3,4,5]
R1 Holdings LLC	First Lien Term Loan	10.49%	SOFR	625	12/29/2028	USD	13,467,778	13,198,148	13,374,736	[1,3,4]
R1 Holdings LLC	Revolver	10.50%	PRIME	625	12/29/2028	USD	2,714,932	2,405,823	2,408,846	[1,3,4,5]
Radwell Parent, LLC	Delayed Draw	9.78%	SOFR	550	1/4/2029	USD	516,638	6,441	6,734	[1,3,4,5,6]
Radwell Parent, LLC	Delayed Draw	1.00%			4/1/2029	USD	1,217,233	-	(8,479)	[1,2,3]
Radwell Parent, LLC	Delayed Draw	9.78%	SOFR	550	4/1/2029	USD	16,457,723	175,104	214,518	[1,3,4,5,6]
Radwell Parent, LLC	First Lien Term Loan	9.80%	SOFR	550	1/4/2029	USD	1,687,462	1,687,462	1,687,462	[1,3,4,6]
Radwell Parent, LLC	First Lien Term Loan	9.80%	SOFR	550	4/1/2029	USD	68,471,359	68,045,411	68,471,359	[1,3,4,6]
Radwell Parent, LLC	Revolver	9.78%	SOFR	550	4/1/2029	USD	2,921,300	973,767	973,767	[1,3,4,5]
RCS Industrials	First Lien Term Loan	9.70%	SOFR	525	12/1/2025	USD	1,119,514	1,111,200	1,119,514	[1,3,4,6]
RCS Industrials	Revolver	0.50%			12/1/2025	USD	285,714	-	-	[1,2,3,6]
Red Fox CD Acquisition Corporation	Delayed Draw	1.00%			3/4/2030	USD	5,163,147	(101,825)	(101,693)	[1,2,3,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.30%	SOFR	600	3/4/2030	USD	14,873,817	14,621,056	14,580,864	[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.32%	SOFR	600	3/4/2030	USD	1,249,679	1,224,961	1,225,065	[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.33%	SOFR	600	3/4/2030	USD	164,431	161,184	161,193	[1,3,4,6]
RH Buyer, Inc.	First Lien Term Loan	10.88%	SOFR	650	1/17/2031	USD	13,808,074	13,546,626	13,565,651	[1,3,4]
RH Buyer, Inc.	Revolver	10.93%	SOFR	650	1/17/2031	USD	1,056,154	402,858	403,918	[1,3,4,5]
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	1,217,391	(20,607)	(19,013)	[1,2,3]
RJW Group Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/26/2031	USD	16,521,739	16,249,130	16,263,701	[1,3,4]
Rotation Buyer, LLC	Delayed Draw	9.07%	SOFR	475	12/27/2031	USD	473,933	113,446	115,676	[1,3,4,5]
Rotation Buyer, LLC	First Lien Term Loan	9.06%	SOFR	475	12/27/2031	USD	1,848,341	1,830,814	1,839,245	[1,3,4]
Rotation Buyer, LLC	Revolver	9.06%	SOFR	475	12/27/2031	USD	242,536	115,124	116,195	[1,3,4,5]
RPM Intermediate Holdings, Inc.	Delayed Draw	10.69%	SOFR	625	9/11/2028	USD	2,664,732	1,314,789	1,370,089	[1,3,4,5]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.69%	SOFR	625	9/11/2028	USD	9,674,107	9,486,005	9,867,589	[1,3,4]
Safety Products Holdings, LLC	First Lien Term Loan	9.32%	SOFR	500	12/15/2026	USD	9,697,579	9,584,545	9,640,291	[1,3,4]
SEI Holding I Corporation	Delayed Draw	9.33%	SOFR	500	3/27/2028	USD	2,293,713	2,224,987	2,293,713	[1,3,4]
SEI Holding I Corporation	Delayed Draw	9.33%	SOFR	500	3/27/2028	USD	6,557,431	3,949,703	4,049,228	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SEI Holding I Corporation	Delayed Draw	1.00%			3/27/2028	USD	3,762,264	$(33,162)	$-	[1,2,3]
SEI Holding I Corporation	First Lien Term Loan	9.33%	SOFR	500	3/27/2028	USD	15,862,779	15,570,791	15,862,779	[1,3,4]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	2,442,805	(7,645)	-	[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	11.33%	SOFR	700	11/17/2029	USD	1,146,627	1,126,162	1,146,627	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	12.32%	SOFR	800	11/27/2029	USD	625,467	625,467	625,467	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	11.33%	SOFR	700	5/28/2030	USD	4,807,807	4,807,807	4,807,807	[1,3,4]
Sigma Electric Manufacturing Corporation	First Lien Term Loan	10.18%	SOFR	575	12/31/2027	USD	1,754,012	1,733,967	1,754,012	[1,3,4,6]
Sigma Electric Manufacturing Corporation	Revolver	10.18%	SOFR	575	12/31/2027	USD	61,859	7,443	8,139	[1,3,4,5,6]
Sonny's Enterprises, LLC	Delayed Draw	9.96%	SOFR	550	8/5/2028	USD	735,225	724,211	732,354	[1,3,4]
Sonny's Enterprises, LLC	First Lien Term Loan	9.95%	SOFR	550	8/5/2028	USD	9,906,062	9,749,103	9,867,377	[1,3,4]
Sonny's Enterprises, LLC	Revolver	9.91%	SOFR	550	8/5/2027	USD	640,244	406,810	402,002	[1,3,4,5]
Sonny's Enterprises, LLC	Revolver	9.95%	SOFR	550	8/5/2027	USD	642,787	243,776	238,949	[1,3,4,5]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	EUR	563,509	(7,197)	13,917	[1,2,3,6,7]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	9.08%	SOFR	475	7/1/2031	USD	2,312,508	540,707	569,672	[1,3,4,5,6]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	6.73%	EURIBOR	475	7/1/2031	EUR	2,671,391	2,902,385	3,141,841	[1,3,4,6,7]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	9.05%	SOFR	475	7/1/2031	USD	8,167,935	8,053,491	8,154,844	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	7.09%	EURIBOR	475	7/1/2030	EUR	682,187	107,997	134,178	[1,3,4,5,6,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	9.08%	SOFR	475	7/1/2030	USD	11,550	11,413	11,531	[1,3,4,6]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.73%	EURIBOR	475	7/1/2031	EUR	1,160,426	150,925	284,844	[1,3,4,5,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	9.05%	SOFR	475	7/1/2031	USD	931,678	378,788	389,812	[1,3,4,5]
Standard Elevator Systems	First Lien Term Loan	10.22%	SOFR	575	12/2/2027	USD	9,361,630	9,271,923	8,800,243	[1,3,4]
Superior Industries International, Inc.	Delayed Draw	12.33%	SOFR	800	6/4/2026	USD	1,271,023	181,575	149,799	[1,3,4,5]
Superior Industries International, Inc.	First Lien Term Loan	11.83%	SOFR	750	8/14/2030	USD	9,355,189	9,158,507	9,121,309	[1,3,4]
SureWerx Purchaser III, Inc.	Delayed Draw	9.55%	SOFR	525	12/28/2029	USD	1,873,750	868,750	873,750	[1,3,4,5]
SureWerx Purchaser III, Inc.	First Lien Term Loan	7.93%	CORRA	525	12/28/2029	CAD	419,296	304,860	307,898	[1,3,4,6,7]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/28/2029	USD	8,942,500	8,748,091	8,942,500	[1,3,4]
SureWerx Purchaser III, Inc.	Revolver	9.55%	SOFR	525	12/28/2028	USD	1,324,196	1,106,279	1,106,866	[1,3,4,5,6]
SureWerx Purchaser III, Inc.	Revolver	7.93%	CORRA	525	12/28/2028	CAD	26,000	19,104	19,092	[1,3,4,7]
SurfacePrep Buyer, LLC	Delayed Draw	9.30%	SOFR	500	2/2/2030	USD	10,834,462	10,642,644	10,710,804	[1,3,4,6]
SurfacePrep Buyer, LLC	Delayed Draw	9.30%	SOFR	500	2/2/2030	USD	3,087,095	2,309,089	2,303,240	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
SurfacePrep Buyer, LLC	Delayed Draw	9.30%	SOFR	500	2/2/2030	USD	6,470,523	$4,837,651	$4,825,272	[1,3,4,5]
SurfacePrep Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	2/2/2030	USD	57,588,321	56,661,461	56,931,039	[1,3,4,6]
SurfacePrep Buyer, LLC	Revolver	9.30%	SOFR	500	2/2/2030	USD	10,920,322	1,197,922	1,240,402	[1,3,4,5,6]
SV Newco 2, Inc.	Delayed Draw	9.05%	SOFR	475	5/31/2031	USD	7,812,500	2,961,675	3,070,313	[1,3,4,5]
SV Newco 2, Inc.	First Lien Term Loan	9.05%	SOFR	475	5/31/2031	USD	8,447,526	8,332,998	8,447,526	[1,3,4]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	4,687,501	(60,830)	-	[1,2,3]
SV-Areo Holdings, LLC	Delayed Draw	1.00%			11/1/2026	USD	13,432,836	(67,164)	(165,418)	[1,2,3]
SV-Areo Holdings, LLC	First Lien Term Loan	9.30%	SOFR	500	11/1/2030	USD	61,182,369	60,900,906	60,428,943	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	10.18%	SOFR	575	3/31/2028	USD	61,481,046	60,823,596	58,656,607	[1,4]
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,780,415	-	(15,865)	[1,2,3]
Team, Inc.	Delayed Draw	1.00%			3/12/2030	USD	2,262,888	(23,964)	(25,457)	[1,2,3]
Team, Inc.	First Lien Term Loan	10.84%	SOFR	650	3/12/2030	USD	7,900,307	7,730,511	7,722,550	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	12.21%	SOFR	800	7/7/2029	USD	21,646,960	21,265,653	21,074,092	[1,3,4]
Tex-Tech Industries, Inc.	Delayed Draw	1.00%			1/10/2031	USD	502,598	(4,833)	(5,779)	[1,2,3]
Tex-Tech Industries, Inc.	First Lien Term Loan	9.34%	SOFR	500	1/10/2031	USD	2,261,691	2,240,398	2,235,686	[1,3,4]
The Colt Group Intermediate, LLC	Delayed Draw	9.15%	SOFR	475	10/17/2030	USD	1,116,879	288,303	305,661	[1,3,4,5,6]
The Colt Group Intermediate, LLC	First Lien Term Loan	9.15%	SOFR	475	10/17/2030	USD	1,482,745	1,459,081	1,475,599	[1,3,4,6]
The Colt Group Intermediate, LLC	Revolver	0.50%			10/17/2030	USD	558,824	(8,654)	-	[1,2,3,6]
The NORDAM Group, LLC	First Lien Term Loan	10.18%	SOFR	575	5/16/2031	USD	12,750,000	12,498,508	12,500,691	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	1.00%			8/31/2028	USD	5,452,703	(72,408)	(34,941)	[1,2,3]
The Vertex Companies, Inc.	Delayed Draw	9.43%	SOFR	500	8/31/2028	USD	3,819,249	3,762,022	3,794,776	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.34%	SOFR	500	8/31/2028	USD	7,886,654	7,792,538	7,836,116	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.42%	SOFR	500	8/31/2028	USD	811,800	800,896	806,598	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.43%	SOFR	500	8/31/2028	USD	11,501,717	11,324,182	11,428,015	[1,3,4]
The Vertex Companies, Inc.	Revolver	9.43%	SOFR	500	8/31/2028	USD	1,304,348	1,043,478	1,035,120	[1,3,4,5]
The Vertex Companies, Inc.	Revolver	10.30%	SOFR	600	8/31/2028	USD	2,726,352	375,432	389,507	[1,3,4,5]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.93%, 2.00% PIK	SOFR	450	12/1/2027	USD	18,259,459	18,259,459	15,129,742	[1,3,4,8]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	8.43%, 2.00% PIK	EURIBOR	450	12/1/2027	EUR	11,700,922	13,283,377	11,223,596	[1,3,4,7,8]
Time Manufacturing Acquisition, LLC	Revolver	10.92%, 2.00% PIK	SOFR	450	12/1/2027	USD	3,130,742	2,833,901	2,297,953	[1,3,4,5,8]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.23%	SOFR	500	1/7/2029	USD	14,887,500	14,550,305	14,807,006	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.23%	SOFR	500	12/15/2028	USD	23,403,846	$23,403,846	$23,403,846	[1,3,4]
Totnatech, Inc.	First Lien Term Loan	9.08%	SOFR	475	10/8/2030	USD	48,849,359	48,183,947	46,814,945	[1,3,4]
TPC Engineering Holdings, Inc.	First Lien Term Loan	9.93%	SOFR	550	2/16/2027	USD	56,386	55,874	55,963	[1,3,4,6]
TPC Wire & Cable Corp.	First Lien Term Loan	9.93%	SOFR	550	2/16/2027	USD	653,373	645,038	647,551	[1,3,4,6]
Truck-Lite Co., LLC	Delayed Draw	9.96%	SOFR	575	12/13/2026	USD	1,837,191	1,159,807	1,175,802	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2030	USD	1,920,000	(23,458)	-	[1,2,3]
Truck-Lite Co., LLC	Delayed Draw	9.96%	SOFR	575	2/13/2031	USD	3,846,090	2,391,383	2,461,498	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2032	USD	39,646,176	(473,177)	(132,075)	[1,2,3,6]
Truck-Lite Co., LLC	First Lien Term Loan	10.06%	SOFR	575	12/13/2026	USD	16,909,043	16,757,555	16,909,043	[1,3,4,6]
Truck-Lite Co., LLC	First Lien Term Loan	10.06%	SOFR	575	2/13/2030	USD	52,244,800	51,506,251	52,244,800	[1,3,4]
Truck-Lite Co., LLC	First Lien Term Loan	10.06%	SOFR	575	2/13/2031	USD	33,463,074	32,827,272	33,463,074	[1,3,4,6]
Truck-Lite Co., LLC	First Lien Term Loan	10.06%	SOFR	575	2/13/2032	USD	27,907,740	27,863,134	27,895,718	[1,3,4,6]
Truck-Lite Co., LLC	Revolver	10.05%	SOFR	575	12/13/2026	USD	1,837,190	445,055	471,545	[1,3,4,5,6]
Truck-Lite Co., LLC	Revolver	10.05%	SOFR	575	2/13/2030	USD	3,846,089	1,079,948	1,147,724	[1,3,4,5,6]
Truck-Lite Co., LLC	Revolver	10.05%	SOFR		2/13/2030	USD	5,333,333	(8,411)	53,333	[1,3,4,5]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2031	USD	2,573,765	(2,312)	(603)	[1,2,3,6]
Trystar, LLC	Delayed Draw	1.00%			8/6/2031	USD	4,107,126	(37,669)	-	[1,2,3]
Trystar, LLC	First Lien Term Loan	8.78%	SOFR	450	8/6/2031	USD	3,415,440	3,384,436	3,415,440	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(24,854)	-	[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.58%	SOFR	525	4/3/2026	USD	22,607,693	22,258,860	22,225,182	[1,3,4]
Ubeo, LLC	First Lien Term Loan	9.53%	SOFR	525	5/1/2034	USD	1,084,758	1,080,180	1,066,405	[1,3,4]
Ubeo, LLC	Revolver	11.75%	PRIME	425	4/3/2026	USD	2,319,369	81,178	53,532	[1,3,4,5]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	9.57%	SOFR	525	6/21/2031	USD	3,299,677	3,237,174	3,244,852	[1,3,4,5]
United Flow Technologies Intermediate Holdco II, LLC	First Lien Term Loan	9.55%	SOFR	525	6/21/2031	USD	5,911,317	5,831,946	5,843,848	[1,3,4]
United Flow Technologies Intermediate Holdco II, LLC	Revolver	0.50%			6/21/2030	USD	660,114	(8,094)	(7,534)	[1,2,3]
UTAC Group	First Lien Term Loan	8.13%, 2.40% PIK	EURIBOR	385	9/29/2027	EUR	1,323,003	1,602,065	1,480,635	[1,3,4,7,8]
Valence Surface Technologies	Delayed Draw	1.00%			6/13/2031	USD	8,825,668	(197,794)	(198,578)	[1,2,3]
Valence Surface Technologies	First Lien Term Loan	11.32%	SOFR	700	6/13/2031	USD	29,654,246	28,990,792	28,987,025	[1,3,4]
Valence Surface Technologies	Revolver	0.50%			6/13/2031	USD	2,154,310	(48,084)	(48,472)	[1,2,3]
Vessco Midco Holdings, LLC	Delayed Draw	9.07%	SOFR	475	7/24/2031	USD	8,076,924	3,073,936	3,118,458	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vessco Midco Holdings, LLC	Delayed Draw	9.08%	SOFR	475	7/24/2031	USD	16,889,139	$6,425,754	$6,520,809	[1,3,4,5,6]
Vessco Midco Holdings, LLC	First Lien Term Loan	9.08%	SOFR	475	7/24/2031	USD	58,282,803	57,740,318	58,055,198	[1,3,4,6]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	8,822,021	(78,844)	(34,452)	[1,2,3,6]
VSG Acquisition Corp.	Delayed Draw	10.09%	SOFR	550	4/11/2028	USD	8,112,854	2,311,350	2,284,988	[1,3,4,5,6]
VSG Acquisition Corp.	First Lien Term Loan	10.09%	SOFR	550	4/11/2028	USD	18,643,273	18,483,115	18,307,308	[1,3,4,6]
VSG Acquisition Corp.	Revolver	10.09%	SOFR	550	4/11/2028	USD	2,333,333	665,000	622,952	[1,3,4,5,6]
Walter Surface Technologies Inc.	Delayed Draw	9.15%	SOFR	475	3/31/2027	USD	5,944,039	2,112,610	2,176,027	[1,3,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	8.23%	CORRA	525	3/31/2027	CAD	6,418,459	4,713,539	4,713,217	[1,3,4,6,7]
Walter Surface Technologies Inc.	First Lien Term Loan	9.15%	SOFR	475	3/31/2027	USD	6,916,610	6,855,186	6,916,610	[1,3,4,6]
Werner FinCo, Inc.	First Lien Term Loan	8.82%	SOFR	450	6/16/2031	USD	7,023,061	6,918,247	6,919,145	[1,3,4,6]
West Star Aviation Acquisition, LLC	Delayed Draw	1.00%			5/20/2032	USD	278,169	(2,069)	(1,989)	[1,2,3]
West Star Aviation Acquisition, LLC	First Lien Term Loan	8.80%	SOFR	450	5/20/2032	USD	1,325,940	1,316,110	1,316,459	[1,3,4]
West Star Aviation Acquisition, LLC	Revolver	8.80%	SOFR	450	5/20/2032	USD	185,446	35,720	35,763	[1,3,4,5]
Zeus Company LLC	Delayed Draw	9.80%	SOFR	550	2/28/2031	USD	2,908,367	1,432,828	1,483,268	[1,3,4,5,6]
Zeus Company LLC	First Lien Term Loan	9.80%	SOFR	550	2/28/2031	USD	9,947,193	9,900,980	10,046,664	[1,3,4,6]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	2,181,276	(24,740)	-	[1,2,3,6]
Zone Climate Services, Inc.	Delayed Draw	10.45%	SOFR	615	3/9/2028	USD	5,322,651	1,814,807	1,867,873	[1,3,4,6]
Zone Climate Services, Inc.	Revolver	10.45%	SOFR	600	3/9/2028	USD	1,064,531	785,448	786,248	[1,3,4,5,6]
								2,893,425,986	2,885,749,379
Materials — 1.6%
Alcrete LLC	Delayed Draw	1.00%			6/10/2030	USD	2,799,000	(48,706)	(48,072)	[1,2,3]
Alcrete LLC	First Lien Term Loan	11.06%	SOFR	675	6/10/2030	USD	5,477,000	5,381,969	5,382,934	[1,3,4]
Alcrete LLC	Revolver	11.06%	SOFR	675	6/10/2030	USD	974,000	165,763	165,897	[1,3,4,5]
Alpine Acquisition Corp.	First Lien Term Loan	10.48%	SOFR	600	11/30/2026	USD	51,019,482	50,684,150	33,183,949	[1,3,4]
Alpine Acquisition Corp.	Revolver	10.48%	SOFR	600	11/30/2026	USD	475,868	379,980	213,625	[1,3,4,5]
Americhem, Inc.	Delayed Draw	1.00%			3/1/2032	USD	5,274,098	(51,656)	(20,068)	[1,2,3,6]
Americhem, Inc.	First Lien Term Loan	9.08%	SOFR	475	3/1/2032	USD	20,583,631	20,384,049	20,505,309	[1,3,4,6]
Americhem, Inc.	Revolver	0.50%			3/1/2032	USD	3,735,819	(35,802)	(14,215)	[1,2,3,6]
AP Adhesives Holdings, LLC	Delayed Draw	1.00%			4/12/2032	USD	1,350,983	(13,304)	(7,678)	[1,2,3,6]
AP Adhesives Holdings, LLC	First Lien Term Loan	8.80%	SOFR	475	4/12/2032	USD	4,052,950	4,013,331	4,029,916	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AP Adhesives Holdings, LLC	Revolver	9.07%	SOFR	475	4/11/2031	USD	702,006	$21,312	$24,091	[1,3,4,5,6]
Aurora Plastics, LLC	Delayed Draw	1.00%			8/12/2030	USD	1,046,139	(10,279)	(7,849)	[1,2,3,6]
Aurora Plastics, LLC	First Lien Term Loan	9.17%	SOFR	475	8/12/2030	USD	2,963,275	2,934,429	2,941,043	[1,3,4,6]
Aurora Plastics, LLC	First Lien Term Loan	9.18%	SOFR	475	8/12/2030	USD	1,497,461	1,482,884	1,486,226	[1,3,4,6]
CFS Brands, LLC	Delayed Draw	9.33%	SOFR	500	10/2/2030	USD	837,398	812,764	837,398	[1,3,4,6]
CFS Brands, LLC	First Lien Term Loan	9.33%	SOFR	500	10/2/2030	USD	16,560,285	16,294,958	16,560,285	[1,3,4,6]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,781)	-	[1,2,3,6]
Cold Chain Technologies, LLC	First Lien Term Loan	10.05%	SOFR	575	7/2/2026	USD	773,395	759,134	773,395	[1,3,4,6]
Cold Chain Technologies, LLC	First Lien Term Loan	10.05%	SOFR	575	8/2/2025	USD	4,962,500	4,957,100	4,962,500	[1,3,4,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	375,940	-	(1,709)	[1,2,3,6]
DCG Acquisition Corp.	Delayed Draw	8.77%	SOFR	450	6/13/2031	USD	8,657,443	5,348,522	5,380,666	[1,3,4,5,6]
DCG Acquisition Corp.	First Lien Term Loan	8.80%	SOFR	450	6/13/2031	USD	47,769,936	47,410,882	47,769,936	[1,3,4,6]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	2,333,696	(16,806)	(16,448)	[1,2,3,6]
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	(7,036)	-	[1,2,3,6]
HASA Acquisition, LLC	First Lien Term Loan	8.78%	SOFR	450	1/10/2029	USD	4,568,554	4,505,951	4,568,554	[1,3,4,6]
HASA Acquisition, LLC	Revolver	8.78%	SOFR	450	1/10/2029	USD	786,749	406,709	415,873	[1,3,4,5,6]
ID Label Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/15/2030	USD	3,337,500	3,291,356	3,337,500	[1,3,4,6]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	666,667	(8,975)	-	[1,2,3,6]
Indigo Buyer, Inc.	Delayed Draw	9.53%	SOFR	525	5/23/2028	USD	4,912,500	4,814,250	4,912,500	[1,3,4,6]
Indigo Buyer, Inc.	Delayed Draw	9.55%	SOFR	525	5/23/2028	USD	24,500,000	1,725,790	1,960,000	[1,3,4,5]
Indigo Buyer, Inc.	First Lien Term Loan	9.53%	SOFR	525	5/23/2028	USD	25,176,250	24,872,245	25,176,250	[1,3,4,6]
Indigo Buyer, Inc.	Revolver	0.50%			5/23/2028	USD	2,000,000	-	-	[1,2,3,6]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	5,117,846	(61,150)	-	[1,2,3,6]
Kano Intermediate, Inc.	First Lien Term Loan	9.05%	SOFR	475	12/17/2030	USD	18,888,687	18,668,421	18,665,336	[1,3,4,6]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,279,461	(14,586)	-	[1,2,3,6]
Lubricant Engineers Holding Corp.	Delayed Draw	9.57%	SOFR	525	9/1/2029	USD	1,067,774	643,594	646,001	[1,3,4,5,6]
Lubricant Engineers Holding Corp.	First Lien Term Loan	9.57%	SOFR	525	9/1/2029	USD	1,681,743	1,665,489	1,669,126	[1,3,4,6]
Lubricant Engineers Holding Corp.	Revolver	0.50%			9/1/2029	USD	266,943	(2,559)	(2,003)	[1,2,3,6]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	9,911,323	(140,212)	590,419	[1,2,3]
Nelipak Holding Company	First Lien Term Loan	7.86%	EURIBOR	550	3/26/2031	EUR	16,481,871	17,654,436	19,415,563	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Nelipak Holding Company	First Lien Term Loan	9.80%	SOFR	550	3/26/2031	USD	9,091,500	$8,972,544	$9,091,500	[1,3,4]
Nelipak Holding Company	Revolver	7.63%	EURIBOR	550	3/26/2031	EUR	1,196,002	390,040	507,318	[1,3,4,5,7]
Nelipak Holding Company	Revolver	9.83%	SOFR	550	3/26/2031	USD	2,612,500	1,508,289	1,541,375	[1,3,4,5]
New Star Metals Inc.	First Lien Term Loan	10.55%	SOFR	625	3/14/2030	USD	24,518,992	23,991,694	23,967,315	[1,3,4]
Oliver Packaging, LLC	First Lien Term Loan	10.45%, 1.00% PIK	SOFR	500	7/6/2028	USD	9,019,842	8,924,789	8,712,821	[1,3,4,8]
Oliver Packaging, LLC	Revolver	10.45%, 1.00% PIK	SOFR	500	7/6/2028	USD	1,269,841	374,781	334,397	[1,3,4,5,8]
Olympic Buyer, Inc.	First Lien Term Loan	8.68%	SOFR	435	6/30/2028	USD	25,634,574	25,367,658	25,634,574	[1,3,4]
Olympic Buyer, Inc.	Revolver	8.68%	SOFR	435	6/30/2026	USD	2,352,941	862,745	862,745	[1,3,4,5]
Optimum Group	First Lien Term Loan	7.38%	EURIBOR	550	6/16/2028	EUR	12,701,000	13,761,034	14,588,745	[1,3,4,7]
Paperworks Industries, Inc.	First Lien Term Loan	12.68%	SOFR	825	6/30/2027	USD	8,084,907	8,049,013	8,082,903	[1,3,4]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	698,593	(12,322)	(13,972)	[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	10.76%	SOFR	650	11/22/2029	USD	11,121,599	10,919,651	10,899,167	[1,3,4]
PLA Buyer, LLC	Revolver	10.83%	SOFR	650	11/22/2029	USD	1,397,186	324,599	321,352	[1,3,4,5]
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	11.31%	SOFR	700	5/9/2030	USD	18,049,500	17,538,158	17,676,125	[1,3,4,5,6]
Plaskolite PPC Intermediate II LLC	Revolver	11.31%	SOFR	700	2/7/2030	USD	1,368,082	112,327	123,018	[1,3,4,5,6]
Reagent Chemical Research, Inc.	First Lien Term Loan	9.58%	SOFR	525	4/30/2031	USD	3,815,272	3,748,106	3,815,273	[1,3,4]
Reagent Chemical Research, Inc.	Revolver	0.50%			4/30/2030	USD	583,000	(9,447)	-	[1,2,3]
Rohrer Corporation	First Lien Term Loan	9.47%	SOFR	500	3/15/2027	USD	11,697,085	11,638,321	11,697,085	[1,3,4,6]
SePro Holdings, LLC	Delayed Draw	1.00%			7/26/2030	USD	5,416,667	(50,079)	(88,936)	[1,2,3]
SePro Holdings, LLC	First Lien Term Loan	9.58%	SOFR	525	7/26/2030	USD	37,727,083	37,393,487	37,107,644	[1,3,4]
STS Holding, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/12/2030	USD	24,159,722	23,936,896	23,949,279	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.43%	SOFR	700	6/16/2028	USD	4,430,859	4,276,028	4,519,477	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.43%	SOFR	700	6/16/2028	USD	10,571,590	10,361,987	10,783,022	[1,3,4]
Tangent Technologies Acquisition, LLC	First Lien Term Loan	9.22%	SOFR	475	11/30/2027	USD	177,098	175,498	176,443	[1,3,4,6]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	13.32%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,500,000	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	10.45%	SOFR	600	12/31/2026	USD	5,110,136	5,046,227	5,110,136	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	10.45%	SOFR	600	12/31/2026	USD	18,993,580	18,756,018	18,993,580	[1,3,4]
Tilley Chemical Co., Inc.	Revolver	8.25%	PRIME		12/31/2026	USD	1,555,556	-	-	[1,3,4,5]
Tilley Chemical Co., Inc.	Revolver	10.30%	SOFR	600	12/31/2026	USD	1,000,000	333,333	333,333	[1,3,4,5]
V Global Holdings LLC	Revolver	10.17%	SOFR	575	12/22/2025	USD	13,733,272	12,614,735	12,182,985	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
W S Connelly Co, Inc.	Delayed Draw	9.33%	SOFR	500	5/24/2030	USD	1,086,957	$240,926	$243,471	[1,3,4,5,6]
								490,866,652	479,108,425
Real Estate — 1.1%
Associations, Inc.	Delayed Draw	11.02%	SOFR	650	7/2/2028	USD	6,325,496	2,080,403	2,083,977	[1,3,4,5]
Associations, Inc.	First Lien Term Loan	11.06%	SOFR	676	5/3/2030	USD	10,241,584	10,202,835	10,241,584	[1,3,4]
Associations, Inc.	First Lien Term Loan	11.06%	SOFR	676	5/3/2030	USD	7,951,499	7,951,499	7,951,499	[1,3,4]
Associations, Inc.	First Lien Term Loan	11.02%	SOFR	650	7/2/2028	USD	52,778,101	52,743,146	52,778,101	[1,3,4]
Associations, Inc.	Revolver	11.09%	SOFR	650	7/2/2028	USD	5,072,584	4,448,777	4,451,700	[1,3,4,5]
Castle Management Borrower LLC	First Lien Term Loan	9.80%	SOFR	550	11/3/2029	USD	9,875,000	9,678,400	9,834,489	[1,3,4]
Castle Management Borrower LLC	Revolver	9.80%	SOFR	550	11/3/2029	USD	1,250,000	307,000	319,872	[1,3,4,5]
Chirisa Volo LLC	Delayed Draw	10.57%	SOFR	625	12/4/2027	USD	12,749,999	10,728,777	10,640,036	[1,3,4,5]
Chirisa Volo LLC	Delayed Draw	10.59%	SOFR	625	12/4/2027	USD	27,640,000	23,096,455	23,065,932	[1,3,4,5]
COP Village Green Acquisitions, Inc.	Delayed Draw	1.00%			9/26/2030	USD	2,078,814	(24,378)	-	[1,2,3,6]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	9.05%	SOFR	475	9/26/2030	USD	6,510,846	6,437,284	6,479,365	[1,3,4,6]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,247,289	(13,643)	-	[1,2,3,6]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,751)	(89,705)	[1,2,3]
CRS TH Holdings Corp	First Lien Term Loan	9.18%	SOFR	475	12/1/2028	USD	20,135,593	19,883,379	20,028,739	[1,3,4]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(34,503)	(16,430)	[1,2,3]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	(10,593)	(22,486)	[1,2,3]
Metropolis Technologies, Inc.	First Lien Term Loan	10.43%	SOFR	600	5/16/2031	USD	32,003,938	31,720,086	32,964,056	[1,3,4]
MRI Software, LLC	Delayed Draw	9.05%	SOFR	475	2/10/2027	USD	66,795,164	58,879,390	58,956,896	[1,3,4,5,6]
MRI Software, LLC	First Lien Term Loan	9.05%	SOFR	475	2/10/2027	USD	56,087,598	55,859,267	56,087,598	[1,3,4]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	5,052,610	(5,461)	-	[1,2,3,6]
MRI Software, LLC	Revolver	9.05%	SOFR	475	2/10/2027	USD	12,909,889	929,227	997,916	[1,3,4,5,6]
Royal Property Company	First Lien Term Loan	9.58%	SOFR	525	2/2/2029	USD	19,650,000	19,384,327	19,650,000	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	8.80%	SOFR	450	9/15/2028	USD	3,549,655	1,613,825	1,668,431	[1,3,4,5,6]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.80%	SOFR	450	9/15/2028	USD	1,513,674	1,491,174	1,511,551	[1,3,4,6]
Sako and Partners Lower Holdings LLC	Revolver	0.50%			9/15/2028	USD	130,460	(1,019)	(183)	[1,2,3,6]
								317,218,903	319,582,938

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Technology — 20.5%
1WorldSync, Inc.	Delayed Draw	9.18%	SOFR	475	7/8/2025	USD	140,192	$140,177	$140,192	[1,3,4]
1WorldSync, Inc.	First Lien Term Loan	9.18%	SOFR	475	7/8/2025	USD	15,386,185	15,384,389	15,386,185	[1,3,4]
3Si Security Systems, Inc.	First Lien Term Loan	10.49%	SOFR	600	12/16/2026	USD	9,667,805	9,578,505	9,605,853	[1,3,4]
Abracon Group Holding, LLC	First Lien Term Loan	10.91%, 4.60% PIK	SOFR	200	7/6/2028	USD	39,696,341	39,218,366	30,997,215	[1,3,4,8]
Abracon Group Holding, LLC	Revolver	10.91%, 4.60% PIK	SOFR	200	7/6/2028	USD	2,655,201	2,603,279	2,073,336	[1,3,4,8]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,068	-	(626,103)	[1,2,3]
AC Blackpoint Acquisition, Inc.	Delayed Draw	1.00%			12/31/2030	USD	2,956,521	(36,156)	-	[1,2,3,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	9.27%	SOFR	500	12/31/2030	USD	1,971,015	1,947,733	1,947,708	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	9.30%	SOFR	500	12/31/2030	USD	1,971,015	1,287,227	1,300,609	[1,3,4,5,6]
AC Blackpoint Acquisition, Inc.	First Lien Term Loan	9.22%	SOFR	500	12/31/2030	USD	6,389,783	6,314,837	6,314,226	[1,3,4,6]
AC Blackpoint Acquisition, Inc.	Revolver	0.50%			12/31/2030	USD	985,507	(11,307)	-	[1,2,3,6]
Acquia, Inc.	First Lien Term Loan	11.43%	SOFR	700	10/31/2025	USD	2,031,627	1,949,367	2,031,627	[1,3,4]
Acquia, Inc.	First Lien Term Loan	11.43%	SOFR	700	11/1/2025	USD	3,174,201	3,161,036	3,174,201	[1,3,4]
Acquia, Inc.	Revolver	11.45%	SOFR	700	10/31/2025	USD	302,938	302,872	302,938	[1,3,4]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	7,064,017	(128,197)	(45,266)	[1,2,3]
Adelaide Borrower, LLC	First Lien Term Loan	10.55%	SOFR	625	5/8/2030	USD	31,457,698	30,924,157	31,256,118	[1,3,4]
Adelaide Borrower, LLC	Revolver	0.50%			5/8/2030	USD	4,446,266	(72,319)	(28,492)	[1,2,3]
Adonis Bidco Inc.	Delayed Draw	9.80%	SOFR	550	2/25/2032	USD	1,907,145	269,465	289,675	[1,3,4,5,6]
Adonis Bidco Inc.	First Lien Term Loan	10.05%, 3.00% PIK	SOFR	275	2/25/2032	USD	6,387,913	6,264,834	6,330,992	[1,3,4,6,8]
Adonis Bidco Inc.	Revolver	0.50%			11/25/2031	USD	722,989	(13,735)	(6,442)	[1,2,3,6]
Afiniti, Inc.	First Lien Term Loan	11.80%, 3.50% PIK	SOFR	400	12/3/2037	USD	10,247,928	10,130,104	10,156,612	[1,3,4,6,8]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	12,981,087	12,826,120	11,955,741	[1,3,6,8]
AG-Twin Brook Technology	First Lien Term Loan	9.45%	SOFR	500	10/29/2026	USD	7,450,000	7,413,378	7,424,635	[1,3,4,6]
AG-Twin Brook Technology	First Lien Term Loan	10.98%	SOFR	650	10/5/2027	USD	24,522,466	24,242,039	24,107,558	[1,3,4,6]
AIDC Intermediate Co2, LLC	First Lien Term Loan	9.83%	SOFR	550	7/22/2027	USD	53,762,500	53,358,523	54,300,125	[1,3,4]
Alegeus Technologies Holdings Corporation	First Lien Term Loan	11.03%	SOFR	675	11/5/2029	USD	65,596,959	64,078,010	64,027,407	[1,3,4]
AMI Buyer, Inc.	First Lien Term Loan	8.90%	SOFR	500	10/17/2031	USD	16,286,628	16,059,073	16,059,980	[1,3,4]
AMI Buyer, Inc.	Revolver	8.90%	SOFR	500	10/17/2031	USD	2,368,964	(18,887)	(19,642)	[1,3,4,5]
Anaplan, Inc.	First Lien Term Loan	9.30%	SOFR	500	6/21/2029	USD	24,875,000	24,750,625	24,875,000	[1,3,4]
ANS Midco 3 Limited	First Lien Term Loan	11.59%	SONIA	737	9/8/2027	GBP	12,578,528	17,036,074	16,334,644	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Appfire Technologies, LLC	Delayed Draw	9.30%	SOFR	500	3/9/2027	USD	6,351,928	$3,822,716	$3,756,577	[1,3,4,5]
Appfire Technologies, LLC	Delayed Draw	1.00%			3/9/2028	USD	4,850,000	(17,726)	(50,500)	[1,2,3]
Appfire Technologies, LLC	First Lien Term Loan	9.30%	SOFR	500	3/9/2027	USD	22,002,561	21,868,527	21,773,463	[1,3,4]
Appfire Technologies, LLC	First Lien Term Loan	9.30%	SOFR	500	3/9/2028	USD	2,179,695	2,179,668	2,165,946	[1,3,4]
Appfire Technologies, LLC	Revolver	0.50%			3/9/2027	USD	980,000	-	(10,204)	[1,2,3]
Apryse Software Corp.	First Lien Term Loan	9.05%	SOFR	475	6/26/2032	USD	143,137,755	141,708,365	141,706,377	[1,3,4]
Apryse Software Corp.	Revolver	0.50%			6/26/2032	USD	11,862,245	(118,395)	(118,622)	[1,2,3]
Apryse Software Corp.	Revolver	9.01%	SOFR	475	7/15/2026	USD	957,606	638,404	628,828	[1,3,4,5]
Aptean, Inc.	Delayed Draw	9.05%	SOFR	475	1/30/2031	USD	80,026,962	57,714,582	58,140,381	[1,3,4,5,6]
Aptean, Inc.	First Lien Term Loan	9.05%	SOFR	475	1/30/2031	USD	92,279,193	91,542,688	92,279,193	[1,3,4]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	9,885,280	(69,215)	-	[1,2,3,6]
Arcoro Holdings Corp.	First Lien Term Loan	9.80%	SOFR	550	3/28/2030	USD	9,953,190	9,784,603	9,942,392	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(31,391)	(2,123)	[1,2,3]
Ark Data Centers, LLC	Delayed Draw	9.04%	SOFR	475	11/27/2030	USD	2,967,777	180,771	202,660	[1,3,4,5]
Ark Data Centers, LLC	First Lien Term Loan	9.05%	SOFR	475	11/27/2030	USD	5,032,986	4,939,809	4,936,570	[1,3,4]
Ark Data Centers, LLC	Revolver	11.25%	PRIME	375	11/27/2030	USD	890,400	13,598	10,400	[1,3,4,5]
ASG II, LLC	Delayed Draw	10.68%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,608,696	[1,3,4]
ASG II, LLC	First Lien Term Loan	10.68%	SOFR	625	5/25/2028	USD	30,724,638	30,373,120	30,724,638	[1,3,4]
ASG III, LLC	Delayed Draw	10.78%	SOFR	650	10/31/2029	USD	1,333,333	1,303,970	1,320,684	[1,3,4]
ASG III, LLC	First Lien Term Loan	10.78%	SOFR	650	10/31/2029	USD	3,166,667	3,104,078	3,090,750	[1,3,4]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(9,093)	(10,737)	[1,2,3]
Aston US Finco, LLC	First Lien Term Loan	8.69%	SOFR	425	10/9/2026	USD	3,780,332	3,692,095	3,634,789	[1,3,4]
Aston US Finco, LLC	Second Lien Term Loan	12.69%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,719,231	[1,3,4]
ATP Intermediate, Inc.	First Lien Term Loan	12.45%	SOFR	800	6/16/2025	USD	14,317,569	14,274,895	14,037,326	[1,3,4]
AuditBoard, Inc.	Delayed Draw	1.00%			7/12/2031	USD	1,500,000	(14,030)	(11,864)	[1,2,3]
AuditBoard, Inc.	First Lien Term Loan	9.05%	SOFR	475	7/12/2031	USD	3,150,000	3,121,533	3,125,085	[1,3,4]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(5,220)	(4,746)	[1,2,3]
Azurite Intermediate	Delayed Draw	10.33%	SOFR	600	3/26/2031	USD	3,118,000	3,076,506	3,118,000	[1,3,4]
Azurite Intermediate	First Lien Term Loan	10.33%	SOFR	600	3/26/2031	USD	1,372,000	1,353,877	1,372,000	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(6,208)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Azurite Intermediate Holdings, Inc.	Delayed Draw	10.33%	SOFR	600	3/19/2031	USD	10,661,167	$10,520,682	$10,661,167	[1,3,4]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	10.33%	SOFR	600	3/19/2031	USD	4,690,914	4,629,719	4,690,914	[1,3,4]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	1,705,787	(20,988)	-	[1,2,3]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			7/9/2031	USD	6,944,444	(97,281)	(44,500)	[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.30%	SOFR	500	7/9/2031	USD	15,201,389	14,996,013	15,103,979	[1,3,4]
Badge 21 Midco Holdings LLC	Revolver	9.51%	SOFR	525	7/9/2030	USD	2,777,778	242,737	259,978	[1,3,4,5]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			6/30/2032	USD	1,991,879	(19,919)	(19,919)	[1,2,3]
Badge 21 Midco Holdings LLC	Revolver	0.50%			6/30/2032	USD	2,523,392	(25,234)	(25,234)	[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.30%	SOFR	500	6/30/2032	USD	25,559,122	25,303,531	25,303,531	[1,3,4]
Banyan Software Holdings, LLC	Delayed Draw	1.00%			1/2/2031	USD	1,873,333	(18,389)	(12,022)	[1,2,3,6]
Banyan Software Holdings, LLC	Delayed Draw	9.83%	SOFR	550	12/19/2030	USD	2,323,989	1,384,650	1,391,874	[1,3,4,5,6]
Banyan Software Holdings, LLC	First Lien Term Loan	9.83%	SOFR	550	12/19/2030	USD	4,338,145	4,297,438	4,310,305	[1,3,4,6]
Banyan Software Holdings, LLC	Revolver	9.82%	SOFR	550	12/19/2030	USD	463,532	63,732	65,010	[1,3,4,5,6]
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	778,445	(10,764)	(6,936)	[1,2,3]
Baxter Planning Systems, LLC	First Lien Term Loan	10.53%, 3.38% PIK	SOFR	288	5/20/2031	USD	4,327,079	4,270,599	4,288,522	[1,3,4,8]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	766,891	(9,711)	(6,834)	[1,2,3]
Benefit Street Technology	First Lien Term Loan	9.68%	SOFR	525	10/1/2027	USD	24,187,500	23,967,454	24,187,500	[1,3,4,6]
Benefit Street Technology	Revolver	9.68%	SOFR	525	10/1/2027	USD	2,666,667	766,667	766,667	[1,3,4,5,6]
Beta Plus Technologies, Inc.	First Lien Term Loan	10.05%	SOFR	575	7/1/2029	USD	48,750,000	46,143,410	48,750,000	[1,3,4]
Beta Plus Technologies, Inc.	Revolver	8.80%	SOFR	450	7/1/2027	USD	6,700,000	4,958,000	4,958,000	[1,3,4,5]
Bigtime Software, Inc.	First Lien Term Loan	10.51%	SOFR	625	6/30/2028	USD	23,317,241	23,006,885	23,317,241	[1,3,4]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	-	[1,2,3]
BlueCat Networks (USA) Inc.	First Lien Term Loan	9.32%	SOFR	500	8/8/2028	USD	5,308,242	5,240,231	5,287,512	[1,3,4,6]
Bluefin Holding, LLC	First Lien Term Loan	10.57%	SOFR	625	9/12/2029	USD	39,903,846	39,171,663	40,630,096	[1,3,4]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,365,385	(84,135)	-	[1,2,3]
Bluesight, Inc.	First Lien Term Loan	10.80%	SOFR	650	7/17/2029	USD	41,200,000	40,512,906	40,309,064	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(69,427)	(80,012)	[1,2,3]
Bonterra LLC	Delayed Draw	1.00%			3/5/2032	USD	12,636,409	(69,410)	(126,364)	[1,2,3,6]
Bonterra LLC	First Lien Term Loan	9.30%	SOFR	500	3/5/2032	USD	116,886,786	116,228,392	115,717,917	[1,3,4,6]
Bonterra LLC	Revolver	9.30%	SOFR	500	3/5/2032	USD	12,636,409	2,608,176	2,566,384	[1,3,4,5,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bottomline Technologies, Inc.	First Lien Term Loan	8.80%	SOFR	450	5/13/2029	USD	23,443,675	$23,355,008	$23,443,683	[1,3,4,6]
Bottomline Technologies, Inc.	First Lien Term Loan	8.80%	SOFR	450	5/13/2028	USD	9,872,877	9,737,901	9,971,605	[1,3,4]
Bottomline Technologies, Inc.	Revolver	0.50%			5/13/2028	USD	2,079,150	-	-	[1,2,3,6]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2027	USD	865,733	(23,852)	(2,514)	[1,2,3]
Bounteous, Inc.	Delayed Draw	9.18%	SOFR	475	8/2/2027	USD	7,745,124	7,601,169	7,722,631	[1,3,4]
Bounteous, Inc.	First Lien Term Loan	9.18%	SOFR	475	8/2/2027	USD	10,475,625	10,386,817	10,445,203	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	-	(5,227)	[1,2,3]
BSP- FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	3,540,230	(42,248)	-	[1,2,3,6]
BSP- FL Holdings, Inc.	First Lien Term Loan	9.31%	SOFR	500	12/9/2030	USD	7,975,474	7,882,749	7,881,167	[1,3,4,6]
BSP- FL Holdings, Inc.	Revolver	0.50%			12/9/2030	USD	1,327,586	(15,075)	-	[1,2,3,6]
Bullhorn, Inc.	Delayed Draw	9.33%	SOFR	500	10/1/2029	USD	37,894,737	31,207,782	31,485,896	[1,3,4,5]
Bullhorn, Inc.	Delayed Draw	6.98%	EURIBOR	500	9/30/2026	EUR	35,000,000	38,002,125	41,221,534	[1,3,4,7]
Bullhorn, Inc.	First Lien Term Loan	9.22%	SONIA	500	10/1/2029	GBP	25,000,000	31,255,450	33,818,913	[1,3,4,7]
Bullhorn, Inc.	First Lien Term Loan	6.98%	EURIBOR	500	9/30/2026	EUR	28,927,500	31,314,338	34,069,598	[1,3,4,7]
Bullhorn, Inc.	Revolver	0.50%			10/1/2029	USD	2,105,263	(8,324)	6,526	[1,2,3]
BusinesSolver.com, Inc.	Delayed Draw	9.90%	SOFR	550	12/1/2027	USD	2,455,376	1,480,334	1,496,848	[1,3,4,5]
BusinesSolver.com, Inc.	First Lien Term Loan	9.90%	SOFR	550	12/1/2027	USD	12,173,290	12,072,743	12,173,290	[1,3,4]
CAI TopCo, LLC	First Lien Term Loan	9.30%	SOFR	500	12/13/2028	USD	6,807,018	6,741,292	6,807,018	[1,3,4]
Captify Intermediate Holdings Corp.	Delayed Draw	12.91% PIK	SOFR		7/12/2026	USD	2,516,485	2,479,735	1,258,243	[1,3,4,8]
Captify Intermediate Holdings Corp.	First Lien Term Loan	12.91% PIK	SOFR		7/12/2026	USD	8,795,981	8,685,296	4,321,072	[1,3,4,5,8]
CB Buyer, Inc.	Delayed Draw	9.55%	SOFR	525	7/1/2031	USD	7,186,818	2,310,919	2,367,367	[1,3,4,5]
CB Buyer, Inc.	First Lien Term Loan	9.55%	SOFR	525	7/1/2031	USD	25,392,851	25,165,002	25,357,239	[1,3,4]
CB Buyer, Inc.	Revolver	0.50%			7/1/2031	USD	2,803,398	(24,106)	(3,932)	[1,2,3]
Cdata Software, Inc.	Delayed Draw	1.00%			7/18/2030	USD	660,114	(10,650)	(3,785)	[1,2,3]
Cdata Software, Inc.	Delayed Draw	10.55%	SOFR	625	7/18/2030	USD	924,159	560,111	554,811	[1,3,4,5]
Cdata Software, Inc.	First Lien Term Loan	10.05%	SOFR	575	7/18/2030	USD	7,129,226	7,019,520	7,105,784	[1,3,4]
Cdata Software, Inc.	Revolver	0.50%			7/18/2030	USD	792,136	(11,704)	(4,542)	[1,2,3]
CEB Acquisitionco, LLC	First Lien Term Loan	9.93%	SOFR	550	12/21/2027	USD	4,918,750	4,863,552	4,724,159	[1,3,4]
Certinia Inc.	First Lien Term Loan	9.53%	SOFR	525	11/18/2031	USD	1,446,428	1,432,860	1,441,591	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	10.56%	SOFR	625	12/10/2029	USD	10,461,326	10,365,636	10,356,712	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CF Newco, Inc.	Revolver	10.56%	SOFR	625	12/10/2029	USD	810,798	$561,613	$559,451	[1,3,4,5]
Chase Intermediate, LLC	Delayed Draw	9.07%	SOFR	475	10/29/2028	USD	20,000,000	1,187,213	1,266,444	[1,3,4,5]
Chase Intermediate, LLC	Delayed Draw	9.03%	SOFR	475	10/30/2028	USD	44,827,594	44,051,509	44,570,937	[1,3,4]
Chase Intermediate, LLC	Revolver	9.03%	SOFR	475	10/30/2028	USD	2,250,000	250,000	237,118	[1,3,4,5]
Cleo Communications Holding, LLC	First Lien Term Loan	9.93%	SOFR	550	6/7/2027	USD	12,731,400	12,604,086	12,731,400	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	-	[1,2,3]
Concord Global Acquisition, LLC	Delayed Draw	8.82%	SOFR	450	12/27/2031	USD	3,560,861	820,172	840,701	[1,3,4,5,6]
Concord Global Acquisition, LLC	First Lien Term Loan	8.80%	SOFR	450	12/27/2031	USD	8,189,980	8,111,915	8,157,996	[1,3,4,6]
Concord Global Acquisition, LLC	Revolver	0.50%			12/27/2031	USD	1,424,344	(13,332)	(5,562)	[1,2,3,6]
Consilio Midco Limited	Delayed Draw	1.00%			4/11/2032	USD	9,744,083	(97,441)	(55,358)	[1,2,3]
Consilio Midco Limited	First Lien Term Loan	6.73%	EURIBOR	475	4/11/2032	EUR	43,848,371	49,424,475	51,359,602	[1,3,4,7]
Consilio Midco Limited	First Lien Term Loan	9.05%	SOFR	475	4/11/2032	USD	67,721,374	67,058,207	67,336,491	[1,3,4]
Consilio Midco Limited	Revolver	0.50%			4/11/2032	USD	14,616,124	(141,961)	(83,068)	[1,2,3]
Contractual Buyer, LLC	First Lien Term Loan	10.28%	SOFR	600	10/10/2030	USD	25,987,500	25,453,699	26,247,375	[1,3,4]
Contractual Buyer, LLC	Revolver	0.50%			10/10/2029	USD	3,000,000	-	-	[1,2,3]
Corel Corporation	First Lien Term Loan	9.43%	SOFR	500	7/2/2026	USD	3,997,021	3,896,884	3,788,257	[1,4]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	10.30%	SOFR	600	4/16/2030	USD	10,000,001	6,378,574	6,518,378	[1,3,4,5]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2029	USD	4,018,297	-	(4,027)	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	9.53%	SOFR	525	2/27/2030	USD	20,576,151	20,576,151	20,555,533	[1,3,4]
Coupa Holdings, LLC	First Lien Term Loan	9.53%	SOFR	525	2/27/2029	USD	24,091,243	23,572,162	24,067,104	[1,3,4]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	-	(3,083)	[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	1.00%			2/28/2030	USD	685,492	-	-	[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	10.12%	SOFR	600	2/28/2030	USD	828,253	827,585	826,423	[1,3,4,5]
CPEX Purchaser, LLC	First Lien Term Loan	10.12%	SOFR	600	2/28/2030	USD	7,342,657	7,207,433	7,332,360	[1,3,4]
CPEX Purchaser, LLC	Revolver	0.50%			2/28/2030	USD	140,277	(1,329)	(197)	[1,2,3]
CPEX Purchaser, LLC	Revolver	10.32%	SOFR	600	2/28/2030	USD	2,181,818	545,519	577,464	[1,3,4,5]
Crewline Buyer, Inc.	First Lien Term Loan	11.08%	SOFR	675	11/8/2030	USD	51,724,937	50,642,009	51,264,032	[1,3,4]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(100,553)	(46,536)	[1,2,3]
Cyara AcquisitionCo, LLC	First Lien Term Loan	10.55%, 2.25% PIK	SOFR	400	6/28/2029	USD	3,006,264	2,982,188	3,006,264	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Databricks, Inc.	Delayed Draw	1.00%			1/3/2031	USD	12,409,561	$(62,024)	$(14,477)	[1,2,3]
Databricks, Inc.	First Lien Term Loan	8.83%	SOFR	450	1/3/2031	USD	55,759,175	55,494,296	55,415,653	[1,3,4]
DataLink, LLC	First Lien Term Loan	13.68%	SOFR	725	11/20/2026	USD	5,961,996	5,857,580	851,559	[1,3,4]
DataLink, LLC	Revolver	7.25%	PRIME		11/20/2026	USD	846,774	-	(725,828)	[1,3,4,5]
DCert Buyer, Inc.	Second Lien Term Loan	11.33%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	10,984,375	[1,4]
Denali Bidco, Ltd.	Delayed Draw	1.00%			8/29/2030	GBP	2,782,931	1,131,891	1,570,919	[1,2,3,7]
Denali Bidco, Ltd.	Delayed Draw	6.98%	EURIBOR	500	8/29/2030	EUR	2,168,275	2,253,481	2,554,217	[1,3,4,7]
Denali Bidco, Ltd.	First Lien Term Loan	6.98%	EURIBOR	500	8/29/2030	EUR	4,860,854	5,114,780	5,726,061	[1,3,4,7]
Denali Bidco, Ltd.	First Lien Term Loan	9.22%	SONIA	500	8/29/2030	GBP	5,343,228	6,599,312	7,334,562	[1,3,4,7]
Diamondback Acquisition, Inc.	First Lien Term Loan	9.93%	SOFR	550	9/13/2028	USD	24,307,305	24,037,979	24,273,215	[1,3,4]
Diligent Corporation	Delayed Draw	9.31%	SOFR		8/24/2025	USD	869,216	853,600	867,741	[1,3,4]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	4,158,222	(25,450)	(7,054)	[1,2,3]
Diligent Corporation	First Lien Term Loan	9.33%	SOFR	500	8/4/2025	USD	5,820,000	5,761,818	5,769,456	[1,3,4]
Diligent Corporation	First Lien Term Loan	9.33%	SOFR	500	8/4/2030	USD	16,547,644	16,426,006	16,403,934	[1,3,4]
Diligent Corporation	Revolver	9.33%	SOFR	500	8/4/2030	USD	2,104,918	197,603	206,921	[1,3,4,5]
Disco Parent, LLC	First Lien Term Loan	11.33%	SOFR	700	3/30/2029	USD	3,877,779	3,809,097	3,877,779	[1,3,4]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	331,390	-	-	[1,2,3]
Discovery Buyer, L.P.	Delayed Draw	1.00%			2/6/2032	USD	30,182,927	(293,354)	(342,789)	[1,2,3]
Discovery Buyer, L.P.	First Lien Term Loan	9.26%	SOFR	500	2/6/2032	USD	52,317,073	51,814,949	51,722,906	[1,3,4]
Discovery Buyer, L.P.	Revolver	0.50%			2/6/2032	USD	7,500,000	(70,798)	(85,178)	[1,2,3]
DLRdmv LLC	Delayed Draw	1.00%			5/8/2032	USD	941,176	(9,222)	(9,412)	[1,2,3]
DLRdmv LLC	First Lien Term Loan	9.55%	SOFR	525	5/8/2032	USD	7,058,824	6,989,250	6,988,235	[1,3,4]
DLRdmv LLC	Revolver	0.50%			5/8/2032	USD	941,176	(9,219)	(9,412)	[1,2,3]
DT Intermediate Holdco	Delayed Draw	9.32%	SOFR	500	2/24/2028	USD	8,489,450	2,650,852	2,692,980	[1,3,4,5,6]
DT1 Midco Corp.	Delayed Draw	1.00%			12/30/2031	USD	2,726,133	(26,400)	(26,480)	[1,2,3,6]
DT1 Midco Corp.	Delayed Draw	9.33%	SOFR	500	12/30/2031	USD	3,103,448	(8,668)	(8,844)	[1,3,4,5]
DT1 Midco Corp.	First Lien Term Loan	9.33%	SOFR	500	12/30/2031	USD	8,745,949	8,662,162	8,660,731	[1,3,4,6]
DT1 Midco Corp.	Revolver	0.50%			12/30/2030	USD	465,517	(4,594)	(4,655)	[1,2,3]
DT1 Midco Corp.	Revolver	0.50%			12/30/2031	USD	1,090,453	(10,208)	(10,592)	[1,2,3,6]
Easypark Strategy AB	Delayed Draw	1.00%			12/19/2030	EUR	9,452,689	(134,725)	1,166,317	[1,2,3,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Easypark Strategy AB	First Lien Term Loan	7.04%	EURIBOR	500	12/19/2030	EUR	41,024,672	$42,192,418	$47,849,331	[1,3,4,7]
Easypark Strategy AB	First Lien Term Loan	9.17%	SOFR	500	12/19/2030	USD	25,018,905	24,668,509	24,767,521	[1,3,4]
Easypark Strategy AB	First Lien Term Loan	9.40%	NIBOR	500	12/19/2030	NOK	128,585,764	11,191,686	12,628,761	[1,3,4,7]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	10,375,688	(98,570)	(20,784)	[1,2,3,6]
Eclipse Buyer, Inc.	First Lien Term Loan	8.84%	SOFR	450	9/6/2031	USD	48,724,800	48,278,519	48,627,199	[1,3,4]
Eclipse Buyer, Inc.	First Lien Term Loan	9.06%	SOFR	475	9/6/2031	USD	12,491,756	12,377,190	12,466,733	[1,3,4,6]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,274,703	(37,830)	(8,563)	[1,2,3,6]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	25,000,000	(488,415)	(500,000)	[1,2,3]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.50%			2/10/2031	USD	10,060,350	(188,798)	(201,207)	[1,2,3]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	8.01%	EURIBOR	560	2/10/2031	EUR	8,506,558	8,995,127	9,820,269	[1,3,4,7]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	22,439,650	7,077,140	7,051,207	[1,3,4,5]
Edmunds GovTech, Inc.	Delayed Draw	9.05%	SOFR	475	2/26/2031	USD	10,710,179	1,445,262	1,584,059	[1,3,4,5]
Edmunds GovTech, Inc.	First Lien Term Loan	9.05%	SOFR	475	2/26/2031	USD	9,239,285	9,080,531	9,192,105	[1,3,4]
Einstein Parent, Inc.	First Lien Term Loan	10.77%	SOFR	650	1/22/2031	USD	53,330,776	52,319,443	52,321,667	[1,3,4,6]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	5,508,560	(102,242)	(104,231)	[1,2,3,6]
Emburse, Inc.	Delayed Draw	1.00%			5/28/2032	USD	7,072,368	(27,457)	(17,680)	[1,2,3,6]
Emburse, Inc.	First Lien Term Loan	8.55%	SOFR	425	5/28/2032	USD	17,500,000	17,456,661	17,456,250	[1,3,4]
Emburse, Inc.	First Lien Term Loan	8.58%	SOFR	425	5/28/2032	USD	22,105,263	21,995,076	22,050,000	[1,3,4,6]
Emburse, Inc.	Revolver	0.50%			5/28/2032	USD	7,072,368	(27,364)	(17,680)	[1,2,3,6]
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(47,866)	(19,436)	[1,2,3,6]
Empyrean Solutions LLC	First Lien Term Loan	8.80%	SOFR	475	11/26/2031	USD	12,442,396	12,324,809	12,393,806	[1,3,4,6]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(17,261)	(7,288)	[1,2,3,6]
Enverus Holdings, Inc.	Delayed Draw	9.83%	SOFR	550	12/22/2029	USD	134,536	81,669	83,412	[1,3,4,5]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/31/2029	USD	809,884	(10,644)	-	[1,2,3]
Enverus Holdings, Inc.	Delayed Draw	9.83%	SOFR	550	12/31/2029	USD	3,250,961	2,467,968	2,517,724	[1,3,4,5,6]
Enverus Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	12/22/2029	USD	2,663,811	2,631,702	2,663,811	[1,3,4]
Enverus Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	12/31/2029	USD	80,597,684	79,465,702	80,597,684	[1,3,4,6]
Enverus Holdings, Inc.	Revolver	9.83%	SOFR	550	12/22/2029	USD	204,728	25,601	27,878	[1,3,4,5]
Enverus Holdings, Inc.	Revolver	9.83%	SOFR	550	12/31/2029	USD	6,137,600	1,519,037	1,599,376	[1,3,4,5,6]
ESG Investments, Inc.	Delayed Draw	8.95%	SOFR	450	3/11/2028	USD	7,931,116	5,361,338	5,411,868	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ESG Investments, Inc.	First Lien Term Loan	8.95%	SOFR	450	3/11/2028	USD	15,411,815	$15,259,483	$15,357,063	[1,3,4,6]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	-	(7,613)	[1,2,3]
Espressor Bidco Inc.	Delayed Draw	1.00%			3/25/2032	USD	2,830,865	(41,828)	(42,463)	[1,2,3]
Espressor Bidco Inc.	First Lien Term Loan	10.05%	SOFR	575	3/25/2032	USD	10,222,567	10,072,463	10,069,229	[1,3,4]
Espressor Bidco Inc.	Revolver	0.50%			3/25/2032	USD	1,258,162	(18,310)	(18,872)	[1,2,3]
Expereo USA, Inc.	Delayed Draw	10.82%, 3.50% PIK	SOFR	300	12/13/2030	USD	839,540	271,452	275,282	[1,3,4,5,6,8]
Expereo USA, Inc.	First Lien Term Loan	10.82%, 3.50% PIK	SOFR	300	12/13/2030	USD	3,664,725	3,598,587	3,599,581	[1,3,4,5,6,8]
Expereo USA, Inc.	Revolver	0.50%			12/13/2030	USD	268,370	(2,442)	(2,391)	[1,2,3,6]
Financial-Information-Technologies, LLC	Delayed Draw	9.55%	SOFR	525	12/15/2030	USD	32,769,221	14,962,003	15,716,913	[1,3,4,5]
Financial-Information-Technologies, LLC	First Lien Term Loan	9.55%	SOFR	525	12/15/2030	USD	14,887,080	14,699,846	15,035,950	[1,3,4]
Finastra USA, Inc.	First Lien Term Loan	11.43%	SOFR	725	9/13/2029	USD	77,108,599	75,899,304	78,650,771	[1,3,4,6]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	-	[1,2,3]
Finastra USA, Inc.	Revolver	11.57%	SOFR	725	9/13/2029	USD	1,191,600	1,116,296	1,135,399	[1,3,4,5,6]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.80%	SOFR	450	2/22/2030	USD	4,893,517	4,849,542	4,893,517	[1,3,4,6]
Four Winds Interactive LLC	Delayed Draw	1.00%			2/20/2030	USD	1,231,367	(23,760)	(23,300)	[1,2,3]
Four Winds Interactive LLC	First Lien Term Loan	10.80%	SOFR	650	2/20/2030	USD	6,362,064	6,241,717	6,241,683	[1,3,4]
Four Winds Interactive LLC	Revolver	0.50%			2/20/2030	USD	820,912	(15,254)	(15,533)	[1,2,3]
Fourth Enterprises LLC	Delayed Draw	1.00%			3/21/2031	USD	4,833,284	(46,597)	(27,469)	[1,2,3,6]
Fourth Enterprises LLC	First Lien Term Loan	8.82%	SOFR	450	3/21/2031	USD	25,045,199	24,801,746	24,902,858	[1,3,4,6]
Fourth Enterprises LLC	Revolver	8.81%	SOFR	450	3/21/2031	USD	2,229,738	201,478	210,302	[1,3,4,5,6]
FSS Buyer LLC	First Lien Term Loan	8.77%	SOFR	450	8/31/2028	USD	24,085,833	23,835,543	24,218,305	[1,3,4]
FSS Buyer LLC	Revolver	8.77%	SOFR	450	8/31/2027	USD	1,610,390	460,111	457,623	[1,3,4,5]
FSS Buyer, LLC	First Lien Term Loan	8.77%	SOFR	450	8/29/2031	USD	13,918,440	13,993,976	13,994,992	[1,3,4,6]
FSS Buyer, LLC	Revolver	8.77%	SOFR	450	8/30/2030	USD	1,293,239	366,959	367,498	[1,3,4,5,6]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	1,894,000	(26,615)	(12,137)	[1,2,3]
Fullsteam Operations LLC	Delayed Draw	11.48%	SOFR	700	11/27/2029	USD	3,507,408	2,389,786	2,412,307	[1,3,4,5]
Fullsteam Operations LLC	Delayed Draw	11.48%	SOFR	715	11/27/2029	USD	210,444	64,746	66,349	[1,3,4,5]
Fullsteam Operations LLC	Delayed Draw	12.73%	SOFR	825	11/27/2029	USD	2,279,814	2,224,627	2,291,103	[1,3,4]
Fullsteam Operations LLC	First Lien Term Loan	12.73%	SOFR	825	11/27/2029	USD	5,015,593	4,893,560	5,065,749	[1,3,4]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	140,296	(3,645)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Fullsteam Operations LLC	Revolver	12.70%	SOFR	840	11/27/2029	USD	70,148	$68,328	$70,148	[1,3,4]
Fullsteam Operations LLC	Revolver	12.71%	SOFR	840	11/27/2029	USD	70,148	68,324	70,148	[1,3,4]
Gainsight, Inc.	First Lien Term Loan	10.23%	SOFR	575	4/1/2031	USD	10,965,214	10,912,253	10,923,753	[1,3,4]
Gainsight, Inc.	First Lien Term Loan	10.23% PIK	SOFR	575	7/30/2027	USD	27,155,061	27,002,572	27,052,383	[1,3,4,8]
Gainsight, Inc.	Revolver	0.50% PIK			7/30/2027	USD	2,816,332	-	(10,649)	[1,2,5,3,8]
GHP-VGS Purchaser LLC	Delayed Draw	1.00%			4/30/2032	USD	846,845	(8,367)	(6,617)	[1,2,3,6]
GHP-VGS Purchaser LLC	First Lien Term Loan	8.88%	SOFR	475	4/30/2032	USD	1,812,249	1,794,437	1,798,088	[1,3,4,6]
GHP-VGS Purchaser LLC	Revolver	0.50%			4/30/2032	USD	261,058	(2,549)	(2,040)	[1,2,3,6]
Gigamon, Inc.	First Lien Term Loan	10.18%	SOFR	575	3/9/2029	USD	11,462	11,277	11,451	[1,3,4]
Goldcup 25952 AB	First Lien Term Loan	7.33%	STIBOR	500	8/18/2027	SEK	11,250,000	1,270,484	1,152,971	[1,3,4,6,7]
GovBrands Intermediate, Inc.	Delayed Draw	9.95%	SOFR	550	8/4/2027	USD	1,212,336	1,207,355	1,212,336	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.95%	SOFR	550	8/4/2027	USD	6,343,569	6,280,133	6,343,569	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	9.95%	SOFR	550	8/4/2027	USD	671,545	231,310	231,310	[1,3,4,5]
GovDelivery Holdings, LLC	Delayed Draw	9.53%, 2.25% PIK	SOFR	300	1/17/2030	USD	9,000,000	6,406,146	6,406,705	[1,3,4,5,8]
GovDelivery Holdings, LLC	Delayed Draw	1.00%			1/17/2031	USD	617,578	(3,088)	6,732	[1,2,3,6]
GovDelivery Holdings, LLC	Delayed Draw	9.53%, 2.25% PIK	SOFR	300	1/17/2031	USD	21,105,995	19,542,904	19,935,797	[1,3,4,5,6,8]
GovDelivery Holdings, LLC	First Lien Term Loan	10.03%, 2.25% PIK	SOFR	350	1/17/2031	USD	97,392,809	96,591,560	98,454,390	[1,3,4,6,8]
GovDelivery Holdings, LLC	Revolver	10.50%	PRIME	525	1/17/2031	USD	13,076,176	1,859,323	1,963,577	[1,3,4,5,6]
GovDelivery Holdings, LLC	Revolver	11.75%	PRIME	750	1/17/2031	USD	666,610	115,213	119,990	[1,3,4,5,6]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/1/2028	USD	8,644,850	8,573,504	8,644,850	[1,3,4,6]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.30%	SOFR	500	12/2/2027	USD	228,983	227,241	228,983	[1,3,4,6]
GovernmentJobs.com, Inc.	Revolver	9.92%	SOFR	560	12/2/2027	USD	1,264,679	207,586	216,802	[1,3,4,5,6]
Govos, Inc.	First Lien Term Loan	10.28%, 2.00% PIK	SOFR	400	7/25/2029	USD	10,138,498	9,968,164	10,027,858	[1,3,4,8]
Govos, Inc.	Revolver	0.50%			7/25/2029	USD	498,000	(8,134)	(5,435)	[1,2,3]
GS Acquisitionco, Inc.	Delayed Draw	9.55%	SOFR	525	12/2/2026	USD	1,384,460	300,733	300,166	[1,3,4,5]
GS Acquisitionco, Inc.	Delayed Draw	9.55%	SOFR	525	5/28/2028	USD	5,900,000	181,108	183,174	[1,3,4,5]
GS Acquisitionco, Inc.	First Lien Term Loan	9.55%	SOFR	525	5/25/2026	USD	8,060,478	8,030,397	8,023,828	[1,3,4]
GS Acquisitionco, Inc.	First Lien Term Loan	9.55%	SOFR	525	5/25/2028	USD	41,904,303	41,793,346	41,713,771	[1,3,4]
GS Acquisitionco, Inc.	Revolver	9.58%	SOFR	525	12/2/2026	USD	1,050,000	205,189	203,667	[1,3,4,5]
GS Acquisitionco, Inc.	Revolver	0.50%			5/30/2026	USD	690,589	-	(3,140)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.05%	SOFR	475	11/16/2028	USD	19,600,000	$19,411,033	$19,600,000	[1,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.55%	SOFR	525	11/16/2028	USD	9,925,000	9,848,268	9,925,000	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	8.38%	SOFR	400	11/19/2026	USD	9,529,792	9,458,396	9,103,667	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	11.13%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	7,186,103	[1,3,4]
Higher Logic, LLC	First Lien Term Loan	9.55%	SOFR	525	1/10/2029	USD	8,411,160	8,334,263	8,380,839	[1,3,4,6]
Higher Logic, LLC	Revolver	0.50%			1/10/2029	USD	700,930	(6,290)	(2,527)	[1,2,3,6]
Homecare Software Solutions LLC	Delayed Draw	9.87%, 2.93% PIK	SOFR	263	6/14/2031	USD	1,843,943	1,827,572	1,828,989	[1,3,4,8]
Homecare Software Solutions LLC	First Lien Term Loan	9.87%, 2.93% PIK	SOFR	263	6/14/2031	USD	19,796,378	19,618,220	19,635,833	[1,3,4,8]
Homecare Software Solutions LLC	Revolver	0.50%			6/14/2031	USD	1,415,094	(12,076)	(11,476)	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	9.33%	SOFR	500	9/19/2030	USD	47,140,837	46,433,725	47,070,005	[1,3,4]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,444	(33,936)	(3,400)	[1,2,3]
Icefall Parent, Inc.	First Lien Term Loan	10.03%	SOFR	575	1/26/2030	USD	13,458,155	13,236,780	13,270,869	[1,3,4]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	1,281,729	(19,637)	(17,837)	[1,2,3]
Imagine Acquisitionco, Inc.	First Lien Term Loan	9.42%	SOFR	500	11/16/2027	USD	6,999,598	6,929,602	6,999,598	[1,3,4]
Imagine Acquisitionco, Inc.	Revolver	0.50%			11/16/2027	USD	1,157,556	-	-	[1,2,3]
Infinite Bidco LLC	First Lien Term Loan	10.57%	SOFR	625	3/2/2028	USD	16,602,764	16,299,528	16,501,360	[1,3,4]
InhabitIQ, Inc.	Delayed Draw	1.00%			1/10/2032	USD	4,344,984	(19,447)	(8,889)	[1,2,3,6]
InhabitIQ, Inc.	First Lien Term Loan	8.83%	SOFR	450	1/10/2032	USD	15,641,944	15,591,015	15,720,153	[1,3,4,6]
InhabitIQ, Inc.	Revolver	0.50%			1/10/2032	USD	2,715,615	(11,829)	(5,555)	[1,2,3,6]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(126,492)	-	[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	9.53%	SOFR	525	9/27/2028	USD	5,812,500	5,744,384	5,812,500	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(12,451)	[1,2,3,6]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	5,504,991	(42,114)	(53,246)	[1,2,3]
IQN Holding Corp.	Delayed Draw	10.08%	SOFR	575	5/2/2029	USD	13,257,576	13,126,561	13,129,345	[1,3,4]
IQN Holding Corp.	First Lien Term Loan	9.58%	SOFR	525	5/2/2029	USD	7,194,999	7,120,358	7,125,407	[1,3,4]
IQN Holding Corp.	Revolver	9.58%	SOFR	525	5/2/2028	USD	577,540	423,529	417,943	[1,3,4,5]
Ivanti Software, Inc.	First Lien Term Loan	10.02%	SOFR	575	6/1/2029	USD	958,815	911,805	988,778	[1,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ivanti Software, Inc.	Second Lien Term Loan	11.79%	SOFR	725	12/1/2028	USD	7,070,000	$6,916,134	$4,081,412	[1,3,4]
IXOPay, Inc.	Delayed Draw	1.00%			2/24/2031	USD	3,475,000	(33,764)	(37,778)	[1,2,3]
IXOPay, Inc.	First Lien Term Loan	9.53%	SOFR	525	2/24/2031	USD	7,470,000	7,398,508	7,388,791	[1,3,4]
IXOPay, Inc.	Revolver	0.50%			2/24/2031	USD	765,000	(7,211)	(8,317)	[1,2,3]
Jams Buyer LLC	Delayed Draw	1.00%			6/2/2032	USD	572,052	(8,534)	(8,406)	[1,2,3,6]
Jams Buyer LLC	First Lien Term Loan	9.83%	SOFR	550	6/2/2032	USD	1,830,568	1,803,323	1,803,669	[1,3,4,6]
Jams Buyer LLC	Revolver	0.50%			6/2/2031	USD	319,668	(4,733)	(4,697)	[1,2,3,6]
Jigsaw Bidco AS	First Lien Term Loan	12.58%, 0.75% PIK	NIBOR	725	4/29/2025	NOK	15,574,246	1,683,027	1,514,414	[1,3,4,6,7,8]
KPA Parent Holdings, Inc.	Delayed Draw	1.00%			3/12/2032	USD	2,540,025	(24,967)	(21,797)	[1,2,3,6]
KPA Parent Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	3/12/2032	USD	17,780,172	17,606,836	17,627,596	[1,3,4,6]
KPA Parent Holdings, Inc.	Revolver	0.50%			3/12/2032	USD	1,778,017	(17,167)	(15,258)	[1,2,3,6]
Kpler Finance SA	Delayed Draw	1.00%			1/18/2031	USD	5,555,556	(80,242)	(92,414)	[1,2,3]
Kpler Finance SA	First Lien Term Loan	9.62%	SOFR	550	1/18/2031	USD	38,888,888	38,319,254	38,241,994	[1,3,4]
Kpler Finance SA	Revolver	9.62%	SOFR	550	7/18/2029	USD	7,777,778	4,560,198	4,537,287	[1,3,4,5]
LabVantage Solutions, Inc.	First Lien Term Loan	9.53%	SOFR	525	12/23/2030	USD	5,854,617	5,772,415	5,802,448	[1,3,4]
LabVantage Solutions, Inc.	Revolver	0.50%			12/23/2030	USD	454,000	(6,263)	(4,045)	[1,2,3]
LeadsOnline, LLC	First Lien Term Loan	8.79%	SOFR	450	2/7/2028	USD	14,832,934	14,557,392	14,892,266	[1,3,4]
LeadsOnline, LLC	First Lien Term Loan	8.80%	SOFR	450	2/7/2028	USD	1,454,012	1,448,635	1,459,829	[1,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	-	-	[1,2,3]
LeadVenture, Inc.	Delayed Draw	9.55%	SOFR	525	6/23/2032	USD	5,925,926	1,866,829	1,868,236	[1,3,4,5]
LeadVenture, Inc.	First Lien Term Loan	9.57%	SOFR	525	6/23/2032	USD	31,111,111	30,645,438	30,652,684	[1,3,4]
LeadVenture, Inc.	Revolver	0.50%			6/23/2032	USD	2,962,963	(44,309)	(43,660)	[1,2,3]
LeaseCrunch, LLC	Delayed Draw	9.82%	SOFR	550	5/24/2029	USD	1,466,325	1,444,542	1,444,451	[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	9.77%	SOFR	550	5/24/2029	USD	2,917,950	2,877,004	2,874,422	[1,3,4]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	735,000	(10,071)	(10,964)	[1,2,3]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	4,598,006	-	(6,448)	[1,2,3,6]
Litera Bidco LLC	Delayed Draw	9.33%	SOFR	500	5/1/2028	USD	11,538,762	10,579,349	10,594,268	[1,3,4,5,6]
Litera Bidco LLC	First Lien Term Loan	9.33%	SOFR	500	5/1/2028	USD	16,670,251	16,527,953	16,646,872	[1,3,4,6]
Litera Bidco LLC	First Lien Term Loan	9.33%	SOFR	500	5/29/2026	USD	10,458,217	10,359,234	10,443,550	[1,3,4]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(1,242)	(479)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
LogRhythm, Inc.	First Lien Term Loan	11.83%	SOFR	750	7/2/2029	USD	28,507,732	$27,780,509	$27,682,926	[1,3,4]
LogRhythm, Inc.	Revolver	0.50%			7/2/2029	USD	2,850,773	(68,844)	(82,481)	[1,2,3]
LR Orion Bidco Limited	Delayed Draw	1.00%			11/18/2031	USD	13,824,490	(64,597)	(91,619)	[1,2,3]
LR Orion Bidco Limited	First Lien Term Loan	9.83%	SOFR	550	11/18/2031	USD	103,683,674	102,695,452	102,478,961	[1,3,4]
LR Orion Bidco Limited	Revolver	0.50%			5/18/2031	GBP	8,602,151	3,505,290	4,762,483	[1,2,3,7]
Lytx, Inc.	First Lien Term Loan	9.42%	SOFR	500	2/28/2028	USD	37,500,000	36,993,474	37,500,000	[1,3,4]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.81%, 6.50% PIK	SOFR		7/30/2029	USD	20,829,424	20,694,424	19,971,159	[1,3,4,8]
ManTech International Corporation	Delayed Draw	1.00%			9/14/2029	USD	8,616,244	-	-	[1,2,3]
ManTech International Corporation	First Lien Term Loan	9.28%	SOFR	500	9/14/2029	USD	56,640,830	55,778,204	56,640,830	[1,3,4]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	6,744,017	-	-	[1,2,3]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	10.93%	SOFR	650	7/1/2025	USD	21,131,235	21,129,400	21,061,406	[1,3,4]
Mercury Bidco LLC	First Lien Term Loan	10.05%	SOFR	575	5/31/2030	USD	28,610,332	28,021,338	28,495,557	[1,3,4]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,224	(71,429)	(20,644)	[1,2,3]
Metatiedot Bidco Oy	Delayed Draw	7.26%	EURIBOR	525	11/27/2031	EUR	151,999	1,802	22,313	[1,3,4,5,6,7]
Metatiedot Bidco Oy	First Lien Term Loan	7.26%	EURIBOR	525	11/27/2031	EUR	481,352	498,332	559,139	[1,3,4,6,7]
Metatiedot Bidco Oy	First Lien Term Loan	9.58%	SOFR	525	11/27/2031	USD	360,559	355,469	355,541	[1,3,4,6]
Metatiedot Bidco Oy	Revolver	0.50%			11/27/2030	EUR	98,166	(1,319)	10,958	[1,2,3,6,7]
MGT Impact Holdings, LLC	Delayed Draw	9.31%	SOFR	500	4/10/2029	USD	6,240,433	1,243,380	1,267,848	[1,3,4,5]
MGT Impact Holdings, LLC	First Lien Term Loan	9.31%	SOFR	500	4/10/2029	USD	6,659,567	6,596,077	6,621,018	[1,3,4]
MGT Impact Holdings, LLC	Revolver	0.50%			4/10/2028	USD	544,433	(5,033)	(3,151)	[1,2,3]
MGT Impact Holdings, LLC	Revolver	9.57%	SOFR	525	4/10/2028	USD	497,438	492,819	494,559	[1,3,4]
MGT Impact Holdings, LLC	Revolver	11.50%	PRIME	400	4/10/2028	USD	1,658,128	1,642,741	1,648,530	[1,3,4]
MGT Merger Target, LLC	Delayed Draw	9.32%	SOFR	525	4/10/2029	USD	1,390,445	1,390,445	1,382,397	[1,3,4]
MGT Merger Target, LLC	Delayed Draw	9.33%	SOFR	525	4/10/2029	USD	13,177,571	12,960,815	13,101,293	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	9.32%	SOFR	525	4/10/2029	USD	24,534,267	24,027,846	24,392,251	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	9.33%	SOFR	525	4/10/2029	USD	14,181,695	13,956,525	14,099,605	[1,3,4]
MGT Merger Target, LLC	Revolver	9.57%	SOFR	525	4/10/2028	USD	3,103,448	3,067,537	3,049,573	[1,3,4,5]
Mindbody, Inc.	First Lien Term Loan	10.43%	SOFR	600	9/30/2025	USD	7,003,041	6,614,667	7,003,041	[1,3,4]
Mindbody, Inc.	Revolver	0.50%			9/30/2025	USD	1,428,571	-	-	[1,2,3]
Misys Ltd.	First Lien Term Loan	11.43%	SOFR	725	9/13/2029	USD	5,998,945	5,998,945	6,118,924	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Misys Ltd.	Revolver	11.57%	SOFR	725	9/13/2029	USD	628,583	$191,327	$191,327	[1,3,4,5,6]
Monotype Imaging Holdings, Inc.	Delayed Draw	9.81%	SOFR	550	2/28/2031	USD	3,448,275	846,351	893,103	[1,3,4,5,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	2/28/2031	USD	41,275,862	40,739,709	41,275,862	[1,3,4,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(63,455)	-	[1,2,3,6]
Motor Vehicle Software Corporation	First Lien Term Loan	9.05%	SOFR	475	1/6/2032	USD	18,785,344	18,775,970	18,832,308	[1,3,4,6]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2031	USD	1,243,544	(8,599)	(5,654)	[1,2,3,6]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2032	USD	2,109,612	(10,374)	(9,592)	[1,2,3,6]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	14,630,411	(120,547)	(35,269)	[1,2,3,6]
Mountain Parent, Inc.	First Lien Term Loan	9.05%	SOFR	475	6/27/2031	USD	64,842,101	64,331,649	64,883,841	[1,3,4,6]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	7,802,883	(62,852)	(42,771)	[1,2,3,6]
MyComplianceoffice, Inc.	First Lien Term Loan	11.93%	SOFR	750	12/29/2026	USD	8,638,298	8,563,026	8,629,936	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	9.82%	SOFR	550	11/8/2030	USD	40,305,949	39,636,071	40,305,949	[1,3,4,6]
Netwrix Corporation and Concept Searching, Inc.	Delayed Draw	9.08%	SOFR	475	6/22/2027	USD	7,499,119	152,178	152,265	[1,3,4,5]
Netwrix Corporation and Concept Searching, Inc.	Delayed Draw	9.08%	SOFR	475	6/9/2029	USD	8,893,955	124,699	180,586	[1,3,4,5]
Netwrix Corporation and Concept Searching, Inc.	First Lien Term Loan	9.08%	SOFR	475	6/22/2027	USD	4,386,783	4,357,129	4,348,572	[1,3,4]
Netwrix Corporation and Concept Searching, Inc.	First Lien Term Loan	9.08%	SOFR	475	6/9/2029	USD	49,928,294	49,519,777	49,493,394	[1,3,4]
Netwrix Corporation and Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	-	(24,999)	[1,2,3]
New Era Merger Sub, Inc.	Delayed Draw	10.70%	SOFR	625	10/31/2026	USD	5,690,288	5,579,556	5,690,288	[1,3,4,6]
New Era Merger Sub, Inc.	First Lien Term Loan	10.69%	SOFR	625	10/31/2026	USD	2,998,374	2,938,906	2,998,374	[1,3,4]
New Era Merger Sub, Inc.	First Lien Term Loan	10.69%	SOFR	625	10/31/2026	USD	714,217	714,218	714,218	[1,3,4,6]
New Era Merger Sub, Inc.	Revolver	10.70%	SOFR	625	10/31/2026	USD	376,426	376,426	376,426	[1,3,4]
North Star Acquisitionco LLC	Delayed Draw	8.80%	SOFR	450	5/3/2029	USD	1,822,839	1,775,052	1,822,839	[1,3,4,6]
North Star Acquisitionco LLC	First Lien Term Loan	8.80%	SOFR	450	5/3/2029	USD	19,900,840	19,617,730	19,900,840	[1,3,4,6]
North Star Acquisitionco LLC	Revolver	8.80%	SOFR	450	5/3/2029	USD	2,198,398	1,989,676	1,989,676	[1,3,4,5,6]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	7,395,112	(34,493)	(10,371)	[1,2,3,6]
OEConnection LLC	Delayed Draw	9.58%	SOFR	525	4/22/2031	USD	15,282,062	15,152,383	15,260,629	[1,3,4,6]
OEConnection LLC	First Lien Term Loan	9.58%	SOFR	525	4/22/2031	USD	81,627,430	80,949,089	81,512,950	[1,3,4,6]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	9,572,424	(78,546)	(13,425)	[1,2,3,6]
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	1.00%			1/15/2031	USD	7,500,000	(90,206)	(105,863)	[1,2,3]
Omega Systems Intermediate Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	1/15/2031	USD	12,750,000	12,599,691	12,570,033	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Omega Systems Intermediate Holdings, Inc.	Revolver	0.50%			1/15/2031	USD	2,250,000	$(26,005)	$(31,759)	[1,2,3]
oneZero Financial Systems, LLC	Delayed Draw	9.28%	SOFR	500	10/7/2031	USD	4,879,807	1,599,188	1,636,914	[1,3,4,5]
oneZero Financial Systems, LLC	First Lien Term Loan	9.28%	SOFR	500	10/7/2031	USD	27,884,615	27,626,689	27,570,591	[1,3,4]
oneZero Financial Systems, LLC	Revolver	0.50%			10/7/2024	USD	3,485,577	(31,282)	(5,913)	[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	23,049,789	(223,786)	(230,498)	[1,2,3,6]
Onit, Inc.	First Lien Term Loan	9.03%	SOFR	475	1/27/2032	USD	52,246,190	51,745,874	51,723,727	[1,3,4,6]
Onit, Inc.	Revolver	0.50%			1/27/2032	USD	7,683,263	(72,355)	(76,832)	[1,2,3,6]
Optimizely North America Inc.	First Lien Term Loan	7.23%	EURIBOR	525	10/30/2031	EUR	10,392,527	11,181,268	12,133,258	[1,3,4,6,7]
Optimizely North America Inc.	First Lien Term Loan	9.33%	SOFR	500	10/30/2031	USD	32,134,290	31,834,879	31,847,951	[1,3,4,6]
Optimizely North America Inc.	First Lien Term Loan	9.72%	SONIA	550	10/30/2031	GBP	4,147,198	5,327,889	5,642,064	[1,3,4,6,7]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,701,528	(42,615)	(41,894)	[1,2,3,6]
Oranje Holdco, Inc.	First Lien Term Loan	12.03%	SOFR	775	2/1/2029	USD	13,036,444	12,776,514	13,069,036	[1,3,4]
Oranje Holdco, Inc.	First Lien Term Loan	11.53%	SOFR	725	6/27/2030	USD	5,462,523	5,372,019	5,400,176	[1,3,4]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	1,629,556	(44,813)	4,074	[1,2,3]
OSP Hamilton Purchaser, LLC	Delayed Draw	1.00%			12/28/2029	USD	27,394,996	(272,964)	(273,950)	[1,2,3]
OSP Hamilton Purchaser, LLC	Delayed Draw	9.03%	SOFR	475	12/28/2029	USD	36,842,075	16,498,304	16,980,218	[1,3,4,5]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	9.03%	SOFR	475	12/28/2029	USD	48,277,969	47,512,739	48,089,434	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	9.03%	SOFR	475	12/28/2029	USD	7,000,000	4,095,247	4,172,663	[1,3,4,5]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	12.88%, 0.75% PIK	SOFR	773	7/31/2026	USD	7,290,998	7,223,684	7,290,998	[1,3,4,8]
Park Place Technologies, LLC	Delayed Draw	9.56%	SOFR	525	3/25/2031	USD	6,123,813	3,134,312	3,189,791	[1,3,4,5]
Park Place Technologies, LLC	First Lien Term Loan	9.59%	SOFR	525	3/25/2031	USD	38,974,990	38,636,689	38,974,990	[1,3,4]
Park Place Technologies, LLC	Revolver	9.58%	SOFR	525	3/25/2030	USD	4,598,781	2,544,659	2,544,659	[1,3,4,5]
PC Dreamscape Opco, Inc.	Delayed Draw	10.05%	SOFR	575	4/25/2028	USD	6,488,487	3,119,038	3,199,013	[1,3,4,5]
PC Dreamscape Opco, Inc.	First Lien Term Loan	10.05%	SOFR	575	4/25/2028	USD	11,772,368	11,641,785	11,755,858	[1,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	-	(1,845)	[1,2,3]
PCMI Parent, LLC	First Lien Term Loan	9.82%	SOFR	550	3/15/2032	USD	2,663,114	2,637,250	2,652,714	[1,3,4,6]
PCMI Parent, LLC	Revolver	0.50%			3/15/2032	USD	528,451	(5,066)	(2,064)	[1,2,3,6]
PCS Software, Inc.	First Lien Term Loan	10.45%	SOFR	600	1/1/2026	USD	5,118,659	5,062,695	5,107,650	[1,3,4]
PCS Software, Inc.	Revolver	10.45%	SOFR	600	1/1/2026	USD	363,714	361,617	362,931	[1,3,4]
PDI TA Holdings, Inc.	Delayed Draw	9.78%	SOFR	550	2/1/2031	USD	13,476,661	13,358,415	13,476,661	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PDI TA Holdings, Inc.	First Lien Term Loan	9.82%	SOFR	550	2/1/2031	USD	4,840,000	$4,840,000	$4,840,000	[1,3,4]
PDI TA Holdings, Inc.	First Lien Term Loan	9.78%	SOFR	550	2/1/2031	USD	36,512,663	36,205,108	36,512,663	[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	9.78%	SOFR	550	2/1/2031	USD	4,112,908	1,611,908	1,645,163	[1,3,4,5,6]
PDQ.com Corporation	Delayed Draw	1.00%			8/27/2027	USD	11,921,850	(119,219)	-	[1,2,3]
PDQ.com Corporation	Delayed Draw	8.80%	SOFR	450	8/27/2027	USD	7,155,000	6,966,963	7,155,000	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	8.81%	SOFR	450	10/12/2029	USD	18,066,188	17,666,661	18,066,188	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	8.80%	SOFR	450	8/27/2027	USD	10,444,706	10,365,474	10,444,706	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	8,343,653	(30,882)	-	[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	1.00%			9/29/2030	USD	1,230,006	-	(17,117)	[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	11.80%, 6.00% PIK	SOFR	150	9/29/2030	USD	1,121,046	384,634	369,033	[1,3,4,5,8]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.80%, 6.00% PIK	SOFR	150	9/29/2030	USD	43,446,055	42,767,935	42,841,451	[1,3,4,8]
Penn TRGRP Holdings, LLC	Revolver	0.50%			9/29/2030	USD	6,289,245	(125,785)	(87,522)	[1,2,3]
Phoenix 1 Buyer Corporation	First Lien Term Loan	9.02%	SOFR	475	11/20/2030	USD	21,492,134	21,158,959	21,492,134	[1,3,4,6]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(74,491)	-	[1,2,3,6]
Ping Identity Holding Corp.	First Lien Term Loan	9.05%	SOFR	475	10/17/2029	USD	2,125,495	2,125,495	2,146,750	[1,3,4]
Ping Identity Holding Corp.	Revolver	0.50%			10/17/2028	USD	216,898	-	-	[1,2,3]
Poseidon IntermediateCo, Inc.	Delayed Draw	1.00%			6/16/2032	USD	577,089	(5,754)	(5,653)	[1,2,3,6]
Poseidon IntermediateCo, Inc.	First Lien Term Loan	8.82%	SOFR	450	6/16/2032	USD	2,596,901	2,571,039	2,571,464	[1,3,4,6]
Poseidon IntermediateCo, Inc.	Revolver	0.50%			6/16/2031	USD	295,990	(2,940)	(2,899)	[1,2,3,6]
PowerGEM Buyer, Inc.	Delayed Draw	9.32%	SOFR	500	11/8/2031	USD	9,991,677	4,644,323	4,700,157	[1,3,4,5]
PowerGEM Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	11/8/2031	USD	12,370,288	12,326,944	12,321,979	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(31,831)	(13,668)	[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	10.80%	SOFR	650	9/24/2028	USD	1,000,000	987,500	1,000,000	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	10.80%	SOFR	650	9/24/2028	USD	7,250,000	7,154,201	7,250,000	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	11.05%	SOFR	675	9/24/2028	USD	1,250,000	1,238,931	1,250,000	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	10.80%	SOFR	650	9/24/2028	USD	1,000,000	350,000	350,000	[1,3,4,5]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.63%	SOFR	525	7/20/2029	USD	72,997,086	69,683,162	66,518,594	[1,4,9]
Project Pathfinder Borrower, LLC	First Lien Term Loan	9.27%	SOFR	500	1/22/2032	USD	68,333,333	67,680,266	67,535,235	[1,3,4]
Project Pathfinder Borrower, LLC	Revolver	0.50%			1/22/2032	USD	6,666,667	(62,528)	(77,863)	[1,2,3]
QBS Parent, Inc.	Delayed Draw	1.00%			6/3/2032	USD	32,841,717	(164,209)	(154,069)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
QBS Parent, Inc.	First Lien Term Loan	8.80%	SOFR	450	11/7/2031	USD	14,397,361	$14,329,708	$14,329,820	[1,3,4,6]
QBS Parent, Inc.	First Lien Term Loan	8.80%	SOFR	450	6/3/2032	USD	117,943,806	117,382,916	117,390,502	[1,3,4,6]
QBS Parent, Inc.	Revolver	0.50%			11/7/2031	USD	8,438,049	(38,330)	(39,585)	[1,2,3,6]
QBS Parent, Inc.	Revolver	0.50%			6/3/2032	USD	8,738,784	(43,225)	(40,996)	[1,2,3]
QF Holdings, Inc.	Delayed Draw	8.85%	SOFR	475	12/15/2027	USD	437,500	432,688	437,500	[1,3,4]
QF Holdings, Inc.	First Lien Term Loan	8.85%	SOFR	475	12/15/2027	USD	2,187,500	2,163,438	2,187,500	[1,3,4]
QF Holdings, Inc.	Revolver	9.08%	SOFR	475	12/15/2027	USD	201,754	17,544	17,544	[1,3,4,5]
QSR Acquisition Co.	Delayed Draw	1.00%			6/25/2032	USD	10,170,000	(76,100)	(76,275)	[1,2,3]
QSR Acquisition Co.	First Lien Term Loan	8.57%	SOFR	425	6/25/2032	USD	45,760,000	45,417,369	45,416,800	[1,3,4]
QSR Acquisition Co.	Revolver	0.50%			6/25/2032	USD	4,070,000	(30,455)	(30,525)	[1,2,3]
Quest Software US Holdings, Inc.	Second Lien Term Loan	11.93%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	5,287,060	[1,3,4]
Rally Buyer, Inc.	Delayed Draw	10.06%	SOFR	575	7/19/2028	USD	5,323,377	5,233,921	4,769,665	[1,3,4]
Rally Buyer, Inc.	First Lien Term Loan	10.06%	SOFR	575	7/19/2028	USD	22,022,604	21,689,838	19,731,918	[1,3,4]
Rally Buyer, Inc.	Revolver	10.03%	SOFR	575	7/19/2028	USD	3,182,180	3,182,180	2,851,184	[1,3,4]
Ranger Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/18/2028	USD	24,298,077	24,058,716	24,419,567	[1,3,4]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	-	-	[1,2,3]
RCS Technology	First Lien Term Loan	11.31%	SOFR	675	2/28/2026	USD	2,068,711	2,053,222	2,050,278	[1,3,4,6]
Redwood Services Group, LLC	Delayed Draw	9.55%	SOFR	525	6/15/2029	USD	6,930,938	6,527,991	6,515,666	[1,3,4,5]
Redwood Services Group, LLC	Delayed Draw	1.00%			6/15/2029	USD	5,340,400	(50,667)	(53,404)	[1,2,3,6]
Redwood Services Group, LLC	Delayed Draw	1.00%			6/15/2029	USD	39,060,892	(367,655)	(390,609)	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	9.33%	SOFR	500	6/15/2029	USD	4,218,232	4,178,817	4,176,050	[1,3,4]
Redwood Services Group, LLC	Delayed Draw	9.55%	SOFR	525	6/15/2029	USD	33,349,064	32,581,156	33,015,573	[1,3,4]
Redwood Services Group, LLC	Delayed Draw	9.55%	SOFR	525	6/15/2029	USD	17,933,133	17,764,501	17,753,801	[1,3,4,6]
Redwood Services Group, LLC	Delayed Draw	9.58%	SOFR	525	6/15/2029	USD	576,717	571,279	570,950	[1,3,4,6]
Redwood Services Group, LLC	Delayed Draw	1.00%			6/15/2029	USD	1,039,738	(10,368)	(10,185)	[1,2,3,6]
Redwood Services Group, LLC	First Lien Term Loan	9.55%	SOFR	525	6/15/2029	USD	92,259,660	91,155,571	91,337,064	[1,3,4,6]
Redwood Services Group, LLC	First Lien Term Loan	9.05%	SOFR	475	6/15/2029	USD	3,292,504	3,259,713	3,260,253	[1,3,4,6]
Redwood Services Group, LLC	Revolver	0.50%			6/15/2029	USD	447,283	(4,447)	(4,381)	[1,2,3,6]
Revalize, Inc.	Delayed Draw	10.20%	SOFR	575	4/15/2027	USD	24,861,399	24,655,688	24,547,779	[1,3,4]
Revalize, Inc.	Revolver	10.20%	SOFR	575	4/15/2027	USD	681,000	544,800	536,209	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ridge Trail US Bidco, Inc.	Delayed Draw	1.00%			9/30/2031	USD	15,957,447	$(227,297)	$(102,254)	[1,2,3]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.80%	SOFR	450	9/30/2031	USD	44,238,780	43,623,764	43,955,301	[1,3,4]
Ridge Trail US Bidco, Inc.	Revolver	8.80%	SOFR	450	3/30/2031	USD	1,968,504	505,124	518,882	[1,3,4,5]
Ridge Trail US Bidco, Inc.	Revolver	8.80%	SOFR	450	3/31/2031	USD	3,350,645	859,341	883,203	[1,3,4,5]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	40,000,000	(604,061)	-	[1,2,3]
Riskonnect Parent, LLC	Delayed Draw	9.22%	SOFR	500	12/7/2028	USD	50,851,315	49,766,553	50,851,315	[1,3,4]
Riskonnect Parent, LLC	First Lien Term Loan	9.22%	SOFR	500	12/7/2028	USD	57,260,663	56,304,208	57,260,663	[1,3,4]
Riskonnect Parent, LLC	Revolver	9.32%	SOFR	500	12/7/2028	USD	5,140,200	398,717	471,185	[1,3,4,5]
Runway Bidco, LLC	Delayed Draw	1.00%			12/17/2031	USD	13,149,348	(126,531)	(117,170)	[1,2,3,6]
Runway Bidco, LLC	First Lien Term Loan	9.30%	SOFR	500	12/17/2031	USD	52,926,141	52,425,490	52,454,532	[1,3,4,6]
Runway Bidco, LLC	Revolver	0.50%			12/17/2031	USD	6,611,573	(61,137)	(58,914)	[1,2,3,6]
Saab Purchaser, Inc.	Delayed Draw	1.00%			11/12/2031	USD	9,574,468	(91,474)	(100,188)	[1,2,3]
Saab Purchaser, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/12/2031	USD	35,638,298	35,304,809	35,265,375	[1,3,4]
Saab Purchaser, Inc.	Revolver	9.30%	SOFR	500	11/12/2031	USD	4,787,234	1,020,217	1,013,736	[1,3,4,5]
Safety Borrower Holdings	First Lien Term Loan	9.08%	SOFR	475	9/1/2027	USD	16,760,708	16,626,419	16,760,708	[1,3,4]
Safety Borrower Holdings	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	254,267	254,237	[1,3,4,5]
SailPoint Technologies, Inc.	Revolver	10.88%	SOFR	625	8/16/2028	USD	603,840	108,691	120,768	[1,3,4,5,6]
Sapphire Software Buyer, Inc.	First Lien Term Loan	9.72%, 3.00% PIK	SOFR	250	9/30/2031	USD	15,790,018	15,646,138	15,649,318	[1,3,4,8]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	1,890,791	(16,919)	(16,848)	[1,2,3]
Saturn Borrower Inc.	Delayed Draw	1.00%			11/10/2028	USD	2,539,149	(36,189)	(15,254)	[1,2,3,6]
Saturn Borrower Inc.	First Lien Term Loan	10.30%	SOFR	600	11/10/2028	USD	6,982,660	6,886,590	6,940,712	[1,3,4,6]
Saturn Borrower Inc.	Revolver	10.32%	SOFR	600	11/10/2028	USD	1,142,617	106,446	115,015	[1,3,4,5,6]
Securonix, Inc.	First Lien Term Loan	12.03% PIK	SOFR	775	4/1/2028	USD	12,954,003	12,765,783	10,755,159	[1,3,4,8]
Securonix, Inc.	Revolver	11.28%	SOFR	700	4/1/2028	USD	2,288,135	(2,886)	(336,840)	[1,3,4,5]
Securonix, Inc.	Revolver	11.28%	SOFR		4/5/2028	USD	1,182,413	(170,821)	(174,065)	[1,3,4,5]
Seismic Software, Inc.	Delayed Draw	9.13%	SOFR	475	10/16/2028	USD	26,057,458	16,892,568	18,063,737	[1,3,4,5,6]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	(5,448)	-	[1,2,3,6]
Sensei Holdco, LLC	Delayed Draw	1.00%			5/30/2031	USD	2,602,000	(25,839)	(25,167)	[1,2,3]
Sensei Holdco, LLC	First Lien Term Loan	9.83%	SOFR	550	5/30/2031	USD	8,672,000	8,586,175	8,588,122	[1,3,4]
Sensei Holdco, LLC	Revolver	0.50%			5/30/2031	USD	867,000	(8,550)	(8,386)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Serrano Parent, LLC	First Lien Term Loan	10.71%	SOFR	650	5/12/2030	USD	7,336,245	$7,202,529	$7,197,430	[1,3,4]
Severin Acquisition, LLC	Delayed Draw	9.33%, 2.25% PIK	SOFR	275	10/1/2031	USD	13,387,587	1,636,610	1,764,971	[1,3,4,5,8]
Severin Acquisition, LLC	First Lien Term Loan	9.33%, 2.25% PIK	SOFR	275	10/1/2031	USD	64,373,900	63,787,766	64,381,777	[1,3,4,8]
Severin Acquisition, LLC	Revolver	9.08%	SOFR	475	10/1/2031	USD	8,031,495	4,070,706	3,480,314	[1,3,4,5]
SimpliSafe, Inc.	Delayed Draw	10.58%	SOFR	625	5/2/2028	USD	4,399,259	4,353,107	4,399,259	[1,3,4]
SimpliSafe, Inc.	First Lien Term Loan	10.58%	SOFR	625	5/2/2028	USD	27,228,912	26,923,607	27,228,912	[1,3,4]
Skylark UK Debtco Limited	Delayed Draw	1.00%			8/16/2030	GBP	4,207,589	2,072,552	2,421,766	[1,2,3,7]
Skylark UK Debtco Limited	First Lien Term Loan	9.88%	SONIA	566	8/16/2030	GBP	7,573,661	9,613,694	10,240,127	[1,3,4,7]
Skyline BidCo	Delayed Draw	1.00%			5/14/2032	EUR	1,282,759	(28,378)	49,209	[1,2,3,7]
Skyline BidCo	Delayed Draw	5.25%			5/14/2032	EUR	8,017,241	8,776,587	9,260,369	[1,3,4,7]
Sonar Acquisitionco, Inc.	Delayed Draw	9.07%	SOFR	475	10/24/2030	USD	22,641,510	5,070,461	5,212,733	[1,3,4,5]
Sonar Acquisitionco, Inc.	First Lien Term Loan	8.41%	BBSY	475	10/24/2030	AUD	22,398,486	14,957,862	14,695,902	[1,3,4,7]
Sonar Acquisitionco, Inc.	Revolver	0.50%			10/24/2030	USD	2,264,151	(20,099)	(7,029)	[1,2,3]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2027	USD	993,095	(9,447)	(8,849)	[1,2,3,6]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2031	USD	413,790	-	(3,687)	[1,2,3,6]
Spaceship Purchaser, Inc.	First Lien Term Loan	9.30%	SOFR	500	10/17/2031	USD	6,951,666	6,887,163	6,889,722	[1,3,4,6]
Spaceship Purchaser, Inc.	Revolver	0.50%			10/17/2031	USD	927,593	(8,360)	(8,265)	[1,2,3,6]
Spark Purchaser, Inc.	First Lien Term Loan	9.80%	SOFR	550	4/1/2031	USD	8,648,649	8,497,779	8,596,692	[1,3,4]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	1,351,351	(21,448)	(9,065)	[1,2,3]
SS MSP Holdings, Inc.	Delayed Draw	1.00%			8/20/2030	USD	7,350,427	(89,856)	(89,177)	[1,2,3,6]
SS MSP Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	8/20/2030	USD	14,149,573	13,975,687	13,977,908	[1,3,4,6]
Stack Sports Buyer, LLC	Delayed Draw	1.00%			3/31/2031	USD	3,959,889	(58,176)	(59,398)	[1,2,3]
Stack Sports Buyer, LLC	First Lien Term Loan	9.55%	SOFR	525	3/31/2031	USD	17,819,500	17,560,285	17,552,208	[1,3,4]
Stamps.com, Inc.	First Lien Term Loan	10.14%	SOFR	575	10/5/2028	USD	9,700,000	9,549,677	9,346,523	[1,3,4]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	8.54%	EURIBOR	650	4/25/2031	EUR	88,695,000	76,236,065	85,307,045	[1,3,4,5,7]
Superman Holdings LLC	Delayed Draw	8.80%	SOFR	450	8/29/2031	USD	4,360,942	2,768,177	2,783,756	[1,3,4,5]
Superman Holdings LLC	First Lien Term Loan	8.80%	SOFR	450	8/29/2031	USD	10,571,338	10,523,051	10,559,870	[1,3,4]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	1,934,236	(8,542)	(2,098)	[1,2,3]
Syntax Systems Ltd	First Lien Term Loan	9.43%	SOFR	500	10/29/2028	USD	2,542,545	2,527,046	2,536,434	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.43%	SOFR	500	10/27/2028	USD	6,966,394	6,885,398	6,949,650	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Syntax Systems Ltd.	First Lien Term Loan	9.43%	SOFR	500	10/28/2028	USD	4,831,191	$4,782,879	$4,819,579	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.43%	SOFR	500	10/29/2028	USD	17,416,089	17,241,928	17,374,229	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.44%	SOFR	500	10/29/2028	USD	1,251,949	1,241,299	1,248,940	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	10.16%	SOFR	575	3/13/2028	USD	8,485,124	8,273,231	8,305,883	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.22%	SOFR	575	3/11/2028	USD	17,968,457	17,775,727	17,588,889	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.22%	SOFR	575	3/13/2028	USD	1,835,361	1,804,639	1,796,591	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.22%	SOFR	575	6/10/2030	USD	1,778,244	1,764,708	1,740,680	[1,3,4]
Tamarack Intermediate, LLC	Revolver	10.33%	SOFR		3/13/2028	USD	3,023,437	383,929	320,061	[1,3,4,5]
Tango Bidco SAS	Delayed Draw	1.00%			10/17/2031	EUR	3,833,032	(61,816)	378,689	[1,2,3,7]
Tau Buyer, LLC	Delayed Draw	9.05%	SOFR	475	1/31/2032	USD	20,476,274	5,227,664	5,221,449	[1,3,4,5,6]
Tau Buyer, LLC	First Lien Term Loan	9.05%	SOFR	475	1/31/2032	USD	58,869,286	58,305,382	58,280,593	[1,3,4,6]
Tau Buyer, LLC	Revolver	9.05%	SOFR	475	1/31/2032	USD	7,678,604	541,971	537,501	[1,3,4,5,6]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%			8/30/2029	USD	1,695,721	(15,904)	-	[1,2,3,6]
TCP Hawker Intermediate LLC	First Lien Term Loan	9.30%	SOFR	500	8/30/2029	USD	389,015	385,521	389,015	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	8.05%	SOFR	375	8/30/2029	USD	565	559	565	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	8.05%	SOFR	375	8/30/2029	USD	435	37	40	[1,3,4,5,6]
Thunder Purchase, Inc.	Delayed Draw	9.70%	SOFR	525	6/30/2028	USD	2,951,235	2,344,625	2,370,953	[1,3,4,5,6]
Thunder Purchase, Inc.	Revolver	10.25%	PRIME	550	6/30/2027	USD	1,959,811	1,565,641	1,587,447	[1,3,4,5,6]
Thunder Purchaser, Inc.	First Lien Term Loan	9.70%	SOFR	525	6/30/2028	USD	1,239,519	1,228,881	1,239,519	[1,3,4,6]
TigerConnect, Inc.	Delayed Draw	11.18%, 3.38% PIK	SOFR	338	10/31/2030	USD	1,643,907	1,313,920	1,313,920	[1,3,4,5,8]
TigerConnect, Inc.	Delayed Draw	11.18%, 3.38% PIK	SOFR	338	11/19/2030	USD	30,000	11,505	11,505	[1,3,4,5,8]
TigerConnect, Inc.	First Lien Term Loan	11.18%, 3.38% PIK	SOFR	338	11/19/2030	USD	750,000	740,546	750,000	[1,3,4,8]
TigerConnect, Inc.	First Lien Term Loan	11.18%, 3.38% PIK	SOFR	338	2/16/2028	USD	13,125,000	12,952,326	13,125,000	[1,3,4,8]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(42,188)	-	[1,2,3]
Togetherwork Holdings, LLC	Delayed Draw	9.33%	SOFR	500	5/19/2031	USD	5,997,750	853,298	912,145	[1,3,4,5]
Togetherwork Holdings, LLC	First Lien Term Loan	9.33%	SOFR	500	5/19/2031	USD	25,870,000	25,767,509	26,009,698	[1,3,4]
Trackforce Acquireco, Inc.	First Lien Term Loan	9.80%	SOFR	550	6/23/2028	USD	18,053,004	17,838,071	18,053,004	[1,3,4,6]
Trackforce Acquireco, Inc.	Revolver	10.60%	SOFR	600	6/23/2028	USD	1,113,074	1,113,074	1,113,074	[1,3,4,6]
Tribute Technology Holdings, LLC	Revolver	10.83%	SOFR	650	10/30/2026	USD	4,882,979	2,881,190	2,678,522	[1,3,4,5,6]
Tricentis Operations Holdings, Inc.	Delayed Draw	1.00%			2/11/2032	USD	11,169,054	(108,662)	(111,691)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tricentis Operations Holdings, Inc.	First Lien Term Loan	10.55%, 4.88% PIK	SOFR	138	2/11/2032	USD	56,525,883	$55,988,012	$55,960,624	[1,3,4,8]
Tricentis Operations Holdings, Inc.	Revolver	0.50%			2/11/2032	USD	4,716,981	(44,618)	(47,170)	[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.90%	SOFR	750	2/26/2027	USD	16,679,817	16,476,767	15,362,317	[1,3,4]
Trident Maritime Systems, Inc.	Revolver	11.91%	SOFR	750	2/26/2027	USD	1,667,928	1,663,761	1,536,182	[1,3,4]
Trimech Acquisition Corp	First Lien Term Loan	9.07%	SOFR	475	3/10/2028	USD	935,180	926,506	927,155	[1,3,4,6]
Trimech Acquisition Corp	Revolver	11.75%	PRIME	375	3/10/2028	USD	576,116	132,336	133,324	[1,3,4,5,6]
Trintech, Inc.	First Lien Term Loan	9.83%	SOFR	550	7/25/2029	USD	44,812,358	43,804,793	44,157,337	[1,3,4]
Trintech, Inc.	Revolver	9.83%	SOFR	550	7/25/2029	USD	3,499,534	894,881	948,714	[1,3,4,5]
TSYL Corporate Buyer, Inc.	Delayed Draw	9.33%	SOFR	500	12/8/2031	USD	7,118,464	7,036,429	7,069,286	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/8/2031	USD	1,858,917	1,838,079	1,846,075	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/8/2031	USD	3,500,000	(36,550)	(24,180)	[1,2,3]
U.S. Signal Company, LLC	Delayed Draw	9.91%	SOFR	550	9/3/2029	USD	1,629,000	811,066	809,770	[1,3,4,5]
U.S. Signal Company, LLC	First Lien Term Loan	9.92%	SOFR	550	9/3/2029	USD	5,289,000	5,277,441	5,273,640	[1,3,4]
U.S. Signal Company, LLC	Revolver	9.90%	SOFR	560	9/3/2029	USD	813,000	404,804	404,139	[1,3,4,5]
UpStack Holdco Inc.	Delayed Draw	9.24%	SOFR	500	8/23/2031	USD	4,375,000	833,946	814,116	[1,3,4,5]
UpStack Holdco Inc.	First Lien Term Loan	9.33%	SOFR	500	8/23/2031	USD	11,375,000	11,271,185	11,216,703	[1,3,4]
UpStack Holdco Inc.	Revolver	9.32%	SOFR	500	8/23/2031	USD	1,750,000	378,275	369,397	[1,3,4,5]
User Zoom Technologies, Inc.	First Lien Term Loan	11.63%	SOFR	750	4/5/2029	USD	47,396,774	46,790,319	47,330,303	[1,3,4]
Vamos Bidco, Inc.	Delayed Draw	1.00%			1/30/2032	USD	3,814,752	(37,025)	(38,148)	[1,2,3,6]
Vamos Bidco, Inc.	First Lien Term Loan	9.05%	SOFR	475	1/30/2032	USD	9,155,125	9,067,562	9,063,573	[1,3,4,6]
Vamos Bidco, Inc.	Revolver	0.50%			1/30/2032	USD	1,152,418	(10,847)	(11,524)	[1,2,3,6]
Vamos Bidco, Inc.	Delayed Draw	1.00%			1/30/2032	USD	761,497	(3,807)	(7,615)	[1,2,3,6]
Vamos Bidco, Inc.	First Lien Term Loan	9.05%	SOFR	475	1/30/2032	USD	1,827,626	1,827,626	1,809,348	[1,3,4,6]
Vamos Bidco, Inc.	Revolver	0.50%			1/30/2032	USD	228,460	(1,701)	(2,285)	[1,2,3,6]
VDC Powerup PTE LTD	First Lien Term Loan	10.07%	SOFR	575	5/20/2028	USD	12,072,467	11,865,343	11,831,017	[1,3,4]
Vehlo Purchaser, LLC	Delayed Draw	1.00%			5/24/2028	USD	20,000,000	(165,650)	(200,000)	[1,2,3,6]
Victors Purchaser, LLC	Delayed Draw	9.01%	SOFR	475	8/15/2031	USD	7,889,800	1,655,981	1,702,149	[1,3,4,5,6]
Victors Purchaser, LLC	First Lien Term Loan	9.05%	SOFR	475	8/15/2031	USD	26,193,804	26,036,517	26,157,068	[1,3,4,6]
Victors Purchaser, LLC	Revolver	0.50%			8/15/2031	USD	2,162,967	(15,449)	(3,033)	[1,2,3,6]
Viper Bidco, Inc.	Delayed Draw	1.00%			11/21/2031	USD	2,333,204	(14,100)	6,066	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Viper Bidco, Inc.	First Lien Term Loan	9.22%	SONIA	500	11/21/2031	GBP	6,780,708	$8,511,559	$9,331,966	[1,3,4,6,7]
Viper Bidco, Inc.	First Lien Term Loan	9.30%	SOFR	500	11/21/2031	USD	17,659,898	17,627,979	17,705,814	[1,3,4,6]
Viper Bidco, Inc.	Revolver	0.50%			11/21/2031	USD	1,880,137	(14,287)	-	[1,2,3,6]
Wilson Electronics Holdings, LLC	First Lien Term Loan	11.03%	SOFR	671	5/17/2027	USD	22,678,857	22,416,633	22,678,857	[1,3,4]
Xactly Corporation	First Lien Term Loan	10.68%	SOFR	625	2/3/2031	USD	29,000,000	28,650,805	29,000,000	[1,3,4]
Xactly Corporation	First Lien Term Loan	10.68%	SOFR	625	7/31/2027	USD	7,921,458	7,828,835	7,921,458	[1,3,4]
Xactly Corporation	Revolver	0.50%			7/31/2027	USD	337,224	(1,686)	-	[1,2,3]
Zone & Company Software Consulting LLC	Delayed Draw	1.00%			9/13/2030	USD	2,406,282	(39,473)	(27,464)	[1,2,3]
Zone & Company Software Consulting LLC	Delayed Draw	10.81%	SOFR	650	9/13/2030	USD	363,733	257,141	252,990	[1,3,4,5]
Zone & Company Software Consulting LLC	First Lien Term Loan	10.81%	SOFR	650	9/13/2030	USD	9,453,252	9,303,236	9,345,358	[1,3,4]
Zone & Company Software Consulting LLC	Revolver	0.50%			9/13/2030	USD	1,289,080	(19,680)	(14,713)	[1,2,3]
								6,070,620,644	6,094,694,138
Utilities — 0.1%
EDPO, LLC	Delayed Draw	8.83%	SOFR	450	12/8/2027	USD	713,333	312,850	320,000	[1,3,4,5,6]
Qualus Power Services Corp.	Delayed Draw	9.33%	SOFR	500	3/26/2027	USD	1,128,550	1,110,903	1,123,013	[1,3,4]
Qualus Power Services Corp.	First Lien Term Loan	9.33%	SOFR	500	3/26/2027	USD	5,280,000	5,197,440	5,254,095	[1,3,4]
Water Holdings Acquisition LLC	Delayed Draw	9.08%	SOFR	475	7/31/2031	USD	8,411,214	3,128,926	3,132,527	[1,3,4,5]
Water Holdings Acquisition LLC	First Lien Term Loan	9.83%, 3.00% PIK	SOFR	250	7/31/2031	USD	25,828,685	25,599,982	25,598,533	[1,3,4,8]
								35,350,101	35,428,168
Total Senior Secured Loans								23,880,237,725	23,961,421,058

Private Investment Vehicles — 40.3%
Investment Partnerships — 4.6%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	23,872,182	26,439,465	[1,12,13]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	100,406,352	99,413,255	[1,12,13]
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP						USD	N/A	15,000,000	13,729,773	[1,12,13]
Ares Commercial Finance LP						USD	N/A	53,841,899	63,822,930	[1,12,13]
Ares Priority Loan Co-Invest LP						USD	N/A	44,802,482	45,866,538	[1,12,13]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	-	1,433,429	[1,12,13]
ASP (Feeder) SPC III-A1 LP						USD	N/A	5,506,373	5,656,195	[1,12,13]
ASP Summar Holdco 1 LP						USD	N/A	190,934,794	193,726,608	[1,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,728,856	13,302,900	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	$89,220,269	$89,711,813	[1,12,13]
Blue Owl MC Debt Opportunities LP						USD	N/A	20,195,352	21,660,044	[1,12,13]
Canal Road Private Credit Fund, LP						USD	N/A	15,175,722	15,489,996	[1,12,13]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	3,990,549	4,509,576	[1,12,13]
Hayfin Tactical Solutions Fund (US Parellel) LP						USD	N/A	13,761,245	14,792,599	[1,12,13]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	6,805,931	7,929,318	[1,12,13]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	21,355,267	25,768,340	[1,12,13]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	44,451,564	51,713,450	[1,12,13]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	55,942,613	60,652,565	[1,12,13]
KKR Institutional Middle Market Fund						USD	N/A	225,000,000	248,262,246	[1,12,13]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	115,616,838	112,134,485	[1,12,13]
North Haven Direct Lending Fund L.P.						USD	N/A	17,500,000	19,250,484	[1,12,13]
North Wall Tactical Credit Delaware Feeder Fund LP						USD	N/A	26,576,271	26,699,323	[1,12,13]
NXT Capital Senior Loan Fund VII, LP						USD	N/A	12,595,770	12,826,001	[1,12,13]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	1,671,521	[1,12,13]
Penfund Prime U.S. Feeder LP						USD	N/A	4,869,413	5,011,214	1,3,
Raven Asset-Based Credit Fund II LP						USD	N/A	20,213,119	21,019,403	[1,12,13]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	44,714,152	39,837,552	[1,12,13]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,962	4,609,366	[1,12,13]
TCW Rescue Financing Fund II, L.P.						USD	1	13,619,050	13,649,758	[1,12,13]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	40,679,939	44,253,567	[1,12,13]
Thompson Rivers LLC						USD	N/A	5,252,269	1,437,495	[1,12,13]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	41,945,145	[1,12,13]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	10,842,411	7,536,420	[1,12,13]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	1,211,829	[1,12,13]
Waccamaw River LLC						USD	N/A	9,809,996	3,491,683	[1,12,13]
West Street Loan Partners V, SLP						USD	N/A	18,208,176	18,786,214	[1,12,13]
								1,334,313,590	1,379,252,500

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Joint Ventures — 0.3%
FBLC Senior Loan Fund LLC						USD	N/A	$78,562,000	$81,185,263	[1,12,13,18]

Non-Listed Business Development Companies — 8.7%
26North BDC, Inc.						USD	996,681	25,000,000	25,212,817	[1,12,13]
AGTB BDC Holdings, L.P.						USD	4,950,891	125,000,000	126,512,310	[1,12,13]
Ares Strategic Income Fund						USD	3,820,631	100,000,000	105,375,090	[1,12,13]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	97,850,389	[1,12,13]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	919,281,806	[1,12,13]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	152,971,854	[1,12,13]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	47,874,226	[1,12,13]
Franklin BSP Capital Corp						USD	2,198,486	27,297,758	30,789,369	[1,12,13]
Golub Capital BDC 4, Inc.						USD	13,333,333	200,000,000	203,437,678	[1,12,13]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,839,322	[1,12,13]
Golub Capital Private Credit Fund						USD	7,977,662	200,000,000	203,540,153	[1,12,13]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,201,036	[1,12,13]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,394,774	[1,12,13]
New Mountain Guardian IV BDC, L.L.C.						USD	3,350,000	33,500,000	34,707,219	[1,12,13]
New Mountain Private Credit Fund						USD	1,999,499	49,987,471	49,698,243	[1,12,13]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	36,040,609	[1,12,13]
Sixth Street Lending Partners						USD	943,125	24,982,212	28,226,779	[1,12,13]
Stellus Private Credit BDC Feeder LP						USD	N/A	26,536,883	27,211,421	[1,12,13]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	77,019,756	[1,12,13]
Stone Point Credit Income Fund						USD	1,218,627	30,475,516	30,441,710	[1,12,13]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	3,606,267	100,000,000	99,650,886	[1,12,13]
TCW Direct Lending VIII LLC						USD	1,000,000	69,760,319	65,728,280	[1,12,13]
Varagon Capital Corporation						USD	1,925,963	19,296,490	18,593,809	[1,12,13]
Vista Credit Strategic Lending Corp.						USD	2,693,918	53,269,873	53,327,124	[1,12,13]
								2,530,706,522	2,571,926,660

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Private Collateralized Fund Obligations — 0.1%
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.39%	SOFR	600	12/15/2034	USD	35,000,000	$22,128,591	$22,034,091	[1,3,4,5]

Private Collateralized Loan Obligations — 24.3%
ABPCI Pacific Funding LP					5/31/2031	USD	1	182,364,583	206,037,439	[1,12,13]
Antares Loan Funding I Ltd.					6/15/2034	USD	1	116,880,000	137,276,670	[1,12,13]
Antares Loan Funding I Ltd.		9.54%	SOFR		2/17/2032	USD	29,600,000	29,600,000	29,452,000	[1,3,4]
Antares Loan Funding I Ltd.		11.29%			2/17/2032	USD	41,500,000	41,500,000	40,952,200	[1,3]
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					3/29/2036	USD	1	8,487,486	9,940,887	[1,12,13]
ASP SUMMA 1 LLC - Class A		6.62%	SOFR	235	1/31/2036	USD	124,687,500	124,687,500	124,687,500	[1,3,4]
ASP SUMMA 1 LLC - Class B		7.52%	SOFR	325	1/31/2036	USD	17,812,500	17,812,500	17,812,500	[1,3,4]
ASP SUMMA 1 LLC - Class C		8.37%	SOFR	410	1/31/2036	USD	19,593,750	19,593,750	19,593,750	[1,3,4]
ASP SUMMA 1 LLC - Class D		10.67%	SOFR	640	1/31/2036	USD	17,218,750	17,218,750	17,218,750	[1,3,4]
ASP SUMMA 1 LLC - Class E		12.87%	SOFR	860	1/31/2036	USD	19,593,750	19,593,750	19,593,750	[1,3,4]
ASP SUMMA 2 LLC - Class A		6.62%	SOFR	235	1/31/2036	USD	120,317,500	120,317,500	120,317,500	[1,3,4]
ASP SUMMA 2 LLC - Class B		7.52%	SOFR	325	1/31/2036	USD	16,625,000	16,625,000	16,625,000	[1,3,4]
ASP SUMMA 2 LLC - Class C		8.37%	SOFR	410	1/31/2036	USD	18,810,000	18,810,000	18,810,000	[1,3,4]
ASP SUMMA 2 LLC - Class D		10.67%	SOFR	640	1/31/2036	USD	16,853,000	16,853,000	16,853,000	[1,3,4]
ASP SUMMA 2 LLC - Class E		12.86%	SOFR	859	1/31/2036	USD	19,760,000	19,760,000	19,760,000	[1,3,4]
ASP SUMMA 3 LLC - Class A		6.62%	SOFR	235	1/31/2036	USD	119,153,750	119,153,750	119,153,750	[1,3,4]
ASP SUMMA 3 LLC - Class B		7.52%	SOFR	325	1/31/2036	USD	18,482,250	18,482,250	18,482,250	[1,3,4]
ASP SUMMA 3 LLC - Class C		8.37%	SOFR	410	1/31/2036	USD	19,760,000	19,760,000	19,760,000	[1,3,4]
ASP SUMMA 3 LLC - Class D		10.67%	SOFR	640	1/31/2036	USD	16,007,500	16,007,500	16,007,500	[1,3,4]
ASP SUMMA 3 LLC - Class E		12.87%	SOFR	860	1/31/2036	USD	18,620,000	18,620,000	18,620,000	[1,3,4]
ASP SUMMA 4 LLC - Class A		6.62%	SOFR	235	1/31/2036	USD	119,700,000	119,700,000	119,700,000	[1,3,4]
ASP SUMMA 4 LLC - Class B		7.52%	SOFR	325	1/31/2036	USD	18,382,500	18,382,500	18,382,500	[1,3,4]
ASP SUMMA 4 LLC - Class C		8.37%	SOFR	410	1/31/2036	USD	19,760,000	19,760,000	19,760,000	[1,3,4]
ASP SUMMA 4 LLC - Class D		10.67%	SOFR	640	1/31/2036	USD	16,482,500	16,482,500	16,482,500	[1,3,4]
ASP SUMMA 4 LLC - Class E		12.87%	SOFR	860	1/31/2036	USD	19,095,000	19,095,000	19,095,000	[1,3,4]
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	421,379,310	440,701,303	[1,12,13]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	645,119,996	619,628,460	[1,12,13]
CLFK, LLC, Series 2025-1					7/31/2037	USD	1	87,760,000	87,760,000	[1,12,13]
Comvest Structured Note Issuer I LLC					11/17/2035	USD	N/A	-	18,098,329	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Crestline Structured Note Issuer I LLC					7/20/2036	USD	1	$121,319,898	$122,230,812	[1,12,13]
GPG Loan Funding, LLC					4/29/2030	USD	1	451,506,391	468,206,275	[1,12,13]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC					4/10/2038	USD	1	21,181,765	22,080,312	[1,3]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class C		11.64%	SOFR	750	4/10/2038	USD	50,000,000	50,000,000	50,000,000	[1,3,4,5]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class D		12.78%	SOFR	864	4/10/2038	USD	50,000,000	49,250,000	49,250,000	[1,3,4,5]
KCLF Note Issuer I SPV, LLC					1/15/3033	USD	1	264,025,000	276,603,924	[1,12,13]
KIMM CLO I LLC					10/15/2036	USD	N/A	54,387,000	50,676,959	[1,9,10,12,13,14]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	178,886,292	195,972,557	[1,12,13]
Palisades CLO, LLC					5/15/2034	USD	N/A	137,984,137	160,655,647	[1,12,13]
Palisades CLO, LLC - Class B		9.33%	SOFR	500	5/15/2034	USD	50,000,000	50,000,000	50,000,000	[1,4,12,13]
Palisades CLO, LLC - Class C		13.08%	SOFR	875	5/15/2034	USD	58,000,000	58,000,000	58,000,000	[1,4,12,13]
Private Credit Fund C-1 Holdco, LLC - Series 1						USD	N/A	811,821,794	824,520,320	[1,12,13]
Raven Senior Loan Fund LLC					5/3/2034	USD	N/A	467,597,208	488,114,854	[1,12,13]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	1,202,684,309	1,286,644,327	[1,12,13]
South Cove Funding LLC					6/4/2040	USD	1	486,000,000	490,774,382	[1,12,13]
TB Funding I Ltd. - CLASS B		8.28%	SOFR	400	4/30/2032	USD	73,396,629	73,396,630	73,396,630	[1,3,4]
TB Funding Ltd.					4/30/2032	USD	1	70,737,075	72,576,506	[1,3]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	137,277,228	147,353,185	[1,12,13]
								6,995,861,352	7,253,619,228
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	1,195,589	[1,3]
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	1,654,189	6,365,600	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	149,289	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,345,717	[1,3]
Penfund Prime Management Ltd. - Class B						USD	75	75	75	[1,3]
Penfund Prime Special Limited Partnership						USD	1	75	75	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	-	1,859,482	[1,3]
Stone Point Credit Income Advisor LLC						USD	N/A	62,500	62,500	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vista Credit BDC Management, L.P.						USD	200	$20,000	$1,562,000	[1,3]
								1,818,506	12,540,327
Special Purpose Vehicle for Common and Preferred Equity — 0.6%
Boost Co-Invest LP						USD	N/A	27,081,557	33,281,701	[1,12,13]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	85,326,778	113,540,669	[1,12,13]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,503,288	20,205,925	[1,12,13]
								126,911,623	167,028,295
Special Purpose Vehicle for Common Equity — 0.4%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP		12.75%				USD	N/A	8,067,551	10,446,096	[1,12,13]
Creek Parent, Inc.						USD	N/A	1,000	1,090	[1,3]
JAMS Holdings LP						USD	1,000	1,000	1,000	[1,3]
KLC Fund 0225-CI LP						USD	N/A	120,000	120,000	[1,12,13]
KWOL Co-Invest, LP						USD	N/A	22,500,000	30,313,702	[1,12,13]
Marilyn Co-Invest, L.P.						USD	N/A	69,065,006	89,845,707	[1,12,13]
NCP MSI Co-Invest, LP						USD	N/A	669	669	[1,12,13]
Next Horizon Capital TireCo SPV, LP						USD	1	1,000	1,000	[1,12,13]
SBC Aggregator LP						USD	1	875	875	[1,3]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	2,326,522	[1,3]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	3,538,015	[1,12,13]
								104,633,516	136,594,676
Special Purpose Vehicle for Preferred Equity — 0.4%
CCOF Alera Aggregator, L.P.						USD	N/A	9,740,016	13,540,779	[1,12,13]
CCOF Sierra II, L.P.						USD	N/A	15,654,924	16,935,551	[1,12,13]
Chilly HP SCF Investor, LP						USD	1	2,011,799	2,481,450	[1,12,13]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	24,216,666	36,289,849	[1,12,13]
Minerva Co-Invest, L.P.						USD	N/A	23,209,316	32,451,608	[1,12,13]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	11,089,047	[1,12,13]
								83,108,127	112,788,284
Special Purpose Vehicle for Senior Secured Loans — 0.6%
17Capital Co-Invest (B) SCSp		7.25%				EUR	N/A	25,143,371	26,269,855	[1,7,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Capricorn Co-Invest, L.P.		11.76%				EUR	N/A	$37,671,352	$45,464,509	[1,7,12,13]
Caryle EDL Dance Aggregator, L.P.						EUR	1	25,031,073	29,057,530	[1,7,12,13]
CW Credit Opportunity 2 LP		10.33%	SOFR	600		USD	N/A	73,825,433	76,912,181	[1,4,12,13]
Piccadilly Co-Invest, L.P.						USD	N/A	2,240,432	694,123	[1,12,13]
Proxima Co-Invest, L.P.		7.88%				USD	N/A	9,701,642	10,207,490	[1,12,13]
								173,613,303	188,605,688
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	24,000,647	24,557,562	[1,12,13]
Milano Co-Invest, L.P.						USD	N/A	3,992,810	3,819,847	[1,12,13]
								27,993,457	28,377,409
Total Private Investment Vehicles								11,479,650,587	11,953,952,421

Subordinated Debt — 1.2%
Financials — 0.2%
15484880 Canada, Inc.		1.00%			4/2/2035	CAD	67,858	(1,178)	971	[1,2,3,7]
15484880 Canada, Inc.		14.00%			4/2/2035	CAD	223,995	153,509	160,604	[1,3,7]
TA KHP Aggregator, L.P		12.50% PIK			12/30/2032	USD	2,450,000	2,419,375	2,419,375	[1,3,8]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
Sigma Irish Acquico Limited		10.70%	EURIBOR	825	3/20/2033	EUR	5,000,000	5,320,423	5,776,851	[1,3,4,7]
Wealth Enhancement Group, LLC		15.00% PIK			5/26/2033	USD	22,846,642	22,360,462	22,867,204	[1,3,8]
Wealth Enhancement Group, LLC		13.00%			5/26/2033	USD	14,000,000	13,866,466	14,012,600	[1,3]
								49,619,057	50,737,605
Health Care — 0.1%
PAW Midco, Inc.		11.50% PIK			12/22/2031	USD	1,460,578	1,444,173	1,325,324	[1,3,4,8]
PPV Intermediate Holdings LLC		13.25%	PRIME		8/31/2030	USD	2,260,135	2,216,456	2,172,117	[1,3,4]
PPV Intermediate Holdings LLC		13.75% PIK			8/31/2030	USD	24,174,273	23,689,882	23,894,834	[1,3,8]
								27,350,511	27,392,275
Industrials — 0.1%
Apex Service Partners, LLC		14.25% PIK			10/24/2028	USD	15,162,519	14,934,367	14,810,348	[1,3,8]
Apex Service Partners, LLC		14.25% PIK			10/24/2029	USD	7,637,549	7,583,724	7,460,156	[1,3,8]
								22,518,091	22,270,504

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Materials — 0.0%
Comar Holding Company		11.75%	SOFR		12/23/2024	USD	3,500,000	$3,500,000	$3,500,000	[1,3,4]
Technology — 0.8%
Arcserve - Class B		9.00% PIK			1/2/2029	USD	410,952	362,570	349,306	[1,3,8]
Arcserve - Class C		9.00% PIK			1/2/2029	USD	420,320	370,835	357,269	[1,3,8]
Consilio Midco Limited		9.71%	EURIBOR	750	4/11/2033	EUR	7,308,062	8,197,083	8,516,702	[1,3,4,7]
Consilio Midco Limited		1.00%			4/11/2033	USD	4,872,041	(73,080)	(52,156)	[1,2,3]
Consilio Midco Limited		11.64%	SOFR	750	4/11/2033	USD	10,718,491	10,561,753	10,603,749	[1,3,4]
Evergreen Services Group II		13.75% PIK			4/5/2031	USD	18,277,780	18,065,521	18,084,405	[1,3,8]
Evergreen Services Group II		13.75% PIK			4/5/2031	USD	6,697,406	6,614,410	6,693,456	[1,3,8]
Evergreen Services Group II		13.75% PIK			6/15/2029	USD	2,400,000	2,371,865	2,398,585	[1,3,8]
Evergreen Services Group II		13.75%	PRIME	625	4/5/2031	USD	5,000,000	4,877,244	4,869,834	[1,3,4]
Ion Finance Holdings		10.85%	EURIBOR	750	9/30/2031	EUR	4,290,580	4,497,219	5,054,282	[1,3,4,7]
Ion Finance Holdings		10.85%	EURIBOR	750	9/30/2031	EUR	39,909,420	41,831,501	47,013,100	[1,3,4,7]
Tango Bidco SAS		10.24%	EURIBOR	800	10/17/2031	EUR	10,727,273	11,400,749	12,278,651	[1,3,4,7]
Tango Bidco SAS		7.03%	EURIBOR	500	10/17/2031	EUR	51,204,255	54,732,799	59,587,649	[1,3,4,7]
Tango Bidco SAS		7.03%	EURIBOR	500	10/17/2031	EUR	20,319,149	14,741,217	17,180,645	[1,3,4,5,7]
Tango Bidco SAS		0.50%			10/17/2031	EUR	7,643,826	(78,274)	720,926	[1,2,3,7]
Tango Bidco SAS		6.98%	EURIBOR	500	10/17/2031	EUR	3,089,455	3,285,134	3,608,026	[1,3,4,7]
Tango Bidco SAS		7.28%	EURIBOR	500	10/17/2031	EUR	2,139,447	2,275,842	2,498,558	[1,3,4,7]
VDC Powerup PTE LTD		10.07%	SOFR	575	5/20/2028	USD	54,594,200	53,656,251	53,502,316	[1,3,4]
								237,690,639	253,265,303
Total Subordinated Debt								340,678,298	357,165,687

Common Stocks — 0.5%
Business Services — 0.0%
Bluejack Fire Acquisition, Inc.						USD	1	1,000	1,000	[1,3]
Cards Acquisition, Inc.						USD	258,921	-	-	[1,3]
Command Holding Corp. - Class A						USD	839	-	-	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Esquire Deposition Solutions, LLC - Class A						USD	271	$35,812	$-	[1,3]
PCP Accelerate Hold LP						USD	110,000	110,000	110,000	[1,3]
Polaris Labs Acquisition, LLC - Class A						USD	10	10,220	13,284	[1,3]
Unity Ultimate Holdings, LP						USD	1,000	1,000	1,000	[1,3]
								158,032	125,284
Communications — 0.0%
Datum Acquisition, LLC						USD	1,313	131,250	131,250	[1,3]
Duggal Acquisition, LLC - Class A						USD	105	105,000	97,714	[1,3]
Iconic Holdings Topco L.P.						USD	3,466	-	-	1,3,
								236,250	228,964
Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP						USD	1,500	1,500,000	4,777,106	[1,3]
AWI Group, LLC						USD	200,800	100,400	-	[1,3]
CAP-KSI Holdings, LLC						USD	212,000	212,000	-	[1,3]
HeadRush Technologies - Class C						USD	111,500	111,500	-	[1,3]
HTI Intermediate, LLC - Class A						USD	519	51,900	30,916	[1,3]
Kravet Design, LLC						USD	231,600	231,600	231,600	[1,3]
Raneys, LLC						USD	9	-	-	[1,3]
								2,207,400	5,039,622
Consumer Staples — 0.0%
Forward Keystone Holdings, LP						USD	1,000	1,000	1,000	[1,3]
QVF Acquisition, Inc.						USD	666,667	666,667	1,000,000	[1,3]
								667,667	1,001,000
Financials — 0.4%
15484880 Canada, Inc. - Class A2 Series 2						CAD	1,000	698	734	[1,3,7]
Accuserve Solutions, Inc.						USD	450,000	4,500,000	4,312,350	[1,3]
Blue Owl Technology Finance Corp						USD	6,678,147	114,196,314	101,841,742	[1]
Carlyle Secured Lending, Inc.						USD	548,617	9,250,000	7,505,081	[1]
Forbright, Inc.						USD	280,309	3,611,111	10,798,541	[1,3]
KWOR Acquisition, Inc. - Equity						USD	2,938	-	-	[1,3]
								131,558,123	124,458,448

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Health Care — 0.1%
Alcresta Therapeutics, Inc. - Class B						USD	4,470	$4,470	$119,952	[1,3]
Atlantic Vision Partners, LLC - Common Units						USD	156,069	-	-	[1,3]
Cascade Purchaser, LLC						USD	666,667	666,667	1,000,000	[1,3]
ERC TOPCO Holdings, Inc.						USD	2,914	3,712,390	3,712,390	[1,3]
FH DMI Buyer, Inc.						USD	179,723	179,723	156,359	[1,3]
General Atlantic (USU) Blocker Collection Holdco, LP - Units						USD	1,000	1,000	1,000	[1,3]
HEC Purchaser Corp. Class A-1						USD	206	206,400	50,344	[1,3]
Myorthos Management, LLC						USD	2,692	1,884,344	1,884,344	[1,3]
Nationwide Medical Holdings, LLC - Class B						USD	115,800	-	-	[1,3]
PCP Release Agg. LP						USD	510	510,000	510,000	[1,3]
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,816	6,214,584	[1,3]
Vardiman Black Holdings, LLC						USD	34,545,390	-	-	[1,3]
Wilmington Trust Disciplined Core Equity Strategy						USD	146,484	146,484	146,484	[1,3]
								11,304,294	13,795,457
Industrials — 0.0%
Alphacoin LLC - Class A						USD	81	81,600	76,595	[1,3]
BPCP NSA Intermedco, Inc.						USD	13	12,675	35,956	[1,3]
Highland Equity Fund - Class A						USD	5,047	11,355	11,355	[1,3]
L&J Holding Company, LLC - Class A		8.00% PIK				USD	124	66,125	8,835	[1,3,8]
Lehman Pipe Buyer, LLC - Class A		8.00% PIK				USD	102	102,200	9,385	[1,3,8]
MSIS Holdings, Inc.						USD	1,000	1,000	1,000	[1,3]
My Buyer, LLC						USD	2,076	207,600	295,461	[1,3]
Polycorp Ltd.		10.00% PIK				USD	29,580	29,580	52,660	[1,3,8]
Renovation Systems, LLC						USD	13	26,017	51,525	[1,3]
S4T Holdings Corp.						USD	200	100,000	272,971	[1,3,15]
Secret Aggregator 1 Limited						GBP	285	355	341,752	[1,3,7]
Seko Global Logistics Network, LLC						USD	2,267	9,952,634	6,764,252	[1,3]
U.S. Anchors Group, Inc. - Equity						USD	112,236	-	-	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
USSC Holding Corp.						USD	338	$337,845	$408,972	[1,3]
WG Topco, LLC Class B						USD	57,200	57,200	79,372	[1,3]
								10,986,186	8,410,091
Materials — 0.0%
ID Label Holdings, Inc.		10.00% PIK				USD	197	196,974	299,345	[1,3,8]
Kano Intermediate, Inc.		8.00% PIK				USD	279	571,190	865,799	[1,3,8]
								768,164	1,165,144
Technology — 0.0%
AC Blackpoint Holdings, LLC						USD	846	867,257	1,249,739	[1,3]
Arcserve - Class A						USD	394,737	967,870	315,526	[1,3]
BSP-FL LP - Class A-1						USD	2,000	2,000,000	2,999,999	[1,3]
Gray Matter Systems Interco						USD	1,716	171,600	124,279	[1,3]
PCMI Parent, LLC - Class A		9.00%				USD	1	1,000	1,027	[1,3]
PCMI Parent, LLC - Class B						USD	238	-	-	[1,3]
RCP Ocean Holdings, L.P.						USD	400,000	2,000,000	2,000,000	[1,3]
								6,007,727	6,690,570
Total Common Stocks								163,893,843	160,914,580

Preferred Stocks — 0.5%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC - Class A		8.00% PIK				USD	190,400	190,400	190,400	[1,3,8]
Cards Acquisition, Inc.		10.00% PIK				USD	258,920	258,920	80,961	[1,3,8]
Command Holding Corp. - Class A		10.00% PIK				USD	6,227	622,667	623,178	[1,3,8]
								1,071,987	894,539
Communications — 0.0%
Iconic Holdings Topco L.P.		5.00% PIK				USD	1,538	1,419,487	1,419,487	[1,3,8]
PharmaForceIQ Acquisition, Inc.		12.00% PIK				USD	123,600	123,600	62,570	[1,3,8]
								1,543,087	1,482,057
Consumer Discretionary — 0.0%
AWI Group, LLC		8.50% PIK				USD	200,800	100,400	147,287	[1,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HeadRush Technologies - Class A		8.00% PIK				USD	111,500	$111,500	$75,330	[1,3,8]
Raneys, LLC		10.00% PIK				USD	9	8,985	8,984	[1,3,8]
								220,885	231,601
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	231,877	765,526	790,790	[1,3]

Financials — 0.1%
Cerity		13.75% PIK				USD	4,164	4,049,490	4,164,000	[1,3,8]
GTCR Everest TopCo, Inc. - Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,3,8]
KWOR Acquisition, Inc. Preferred		8.00% PIK				USD	3,143	3,142,632	2,944,197	[1,3,8]
								21,817,122	22,108,197
Health Care — 0.1%
Advocate RCM Ultimate Holdings, L.P.		8.00% PIK				USD	225,500	225,500	219,146	[1,3,8]
Alcresta Therapeutics, Inc.		8.00% PIK				USD	443	442,530	442,530	[1,3,8]
AFC Parent Holdings, LLC (American Family) - Preferred Units						USD	179,700	179,700	179,700	[1,3]
Ascend Plastic Surgery Partners MSO, LLC		10.00% PIK				USD	94,900	94,900	22,966	[1,3,8]
Geriatric Medical & Surgical Supply, LLC - Class A		12.50% PIK				USD	11,772	11,772	11,772	[1,3,8]
ModMed Software - Series A		13.00% PIK				USD	50	48,750	48,750	[1,3,8]
Nationwide Medical Holdings, LLC - Class A		8.00% PIK				USD	115,800	115,800	115,800	[1,3,8]
nThrive, Inc., (Series A-2 Preferred)		11.00% PIK				USD	15,000	14,550,000	12,453,000	[1,3,8]
Paradigm Living Concepts Equity A-1		8.00% PIK				USD	270,270	270,270	270,270	[1,3,8]
ProPharma Group, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,8,16]
Vardiman Black Holdings, LLC		6.00% PIK				USD	16,761,329	4,891,626	3,938,912	[1,3,8]
								37,805,848	35,202,846
Industrials — 0.1%
AFC-DELL Holding Corp. - H-2		8.00% PIK				USD	7	12,826	12,826	[1,3,8]
BPCP NSA Intermedco, Inc.		8.00% PIK				USD	25	38,025	38,025	[1,3,8]
FSG Acquisition, LLC - Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,8]
OHCP Silver Surfer Holdings Corp. - Series B Preferred		14.00% PIK				USD	7,500	7,275,000	7,441,500	[1,3,8]
S4T Holdings Corp.		8.00% PIK				USD	200	100,000	98,776	[1,3,8,15]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	$1,227,003	$1,350,962	[1,3,7,8]
U.S. Anchors Group, Inc.		8.50% PIK				USD	112,236	112,235	112,235	[1,3,8]
								19,733,839	20,304,324
Materials — 0.0%
Plaskolite PPC Intermediate II LLC		15.00% PIK				USD	64	1,000	1,000	[1,3,8]

Technology — 0.2%
Banyan Software Intermediate, Inc.		14.00% PIK				USD	2	1,950	2,050	[1,3,8]
Eclipse Topco, Inc.		12.50% PIK				USD	1,299	12,729,051	12,830,363	[1,3,8]
GS Holder, Inc. Preferred		16.32% PIK				USD	15,000	14,550,000	15,000,000	[1,3,8]
GS Holder, Inc. Preferred		16.31% PIK				USD	10,000	9,700,000	10,000,000	[1,3,8]
GS XX Corporation		10.00% PIK				USD	114,400	114,400	114,400	[1,3,8]
Mandolin Technology Holdings, Inc. - (Series A Preferred)		10.50% PIK				USD	6,500	6,305,000	6,490,984	[1,3,8]
Riskonnect Parent, LLC - (Series B Preferred)		15.71% PIK				USD	11,000	10,780,000	11,000,000	[1,3,8]
Riskonnect Parent, LLC - (Series C Preferred)		13.75% PIK				USD	3,928	3,850,000	3,928,572	[1,3,8]
Securitze Solution Parent LP (SS MSP) - Class A		8.00% PIK				USD	197	83,281	83,281	[1,3,8]
TSO Buyer, Inc. & Global Tracking Communications, LLC		15.00% PIK				USD	2,316	231,600	231,600	[1,3,8]
								58,345,282	59,681,250
Total Preferred Stocks								141,304,576	140,696,604

Collateralized Loan Obligations — 0.4%
ABPCI Direct Lending Fund CLO XII Ltd.		12.54%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,075,375	[1,3,4,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.88%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,017,008	[1,3,4,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.68%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,163,421	[1,3,4,9,10]
Barings Middle Market CLO 2023-II Ltd.		12.94%	SOFR	867	1/20/2032	USD	10,900,000	10,791,000	10,900,207	[1,3,4,9,10]
BlackRock Elbert CLO V LLC		25.00%			6/15/2034	USD	39,500,000	40,329,968	17,732,190	[1,9,14]
BlackRock Elbert CLO V LLC		13.02%	SOFR	870	6/15/2034	USD	13,000,000	12,660,376	12,949,610	[1,3,4,9,10]
Deerpath Capital CLO 2023-2, Ltd.		10.86%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,152,328	[1,3,4,9,10]
Golub Capital Partners CLO		10.30%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,079,276	[1,3,4,9,10]
HPS Private Credit CLO 2023-1 LLC		14.11%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,508,303	[1,3,4,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		12.79%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,519,028	[1,3,4,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		10.67%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,525,260	[1,3,4,9,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value	Footnotes
Monroe Capital MML CLO IX Ltd.		13.23%	SOFR	896	10/22/2031	USD	10,000,000		$9,782,124	$10,042,327	[1,3,4,9,10]
Monroe Capital MML CLO VIII, Ltd.		23.00%			11/22/2033	USD	15,000,000		16,176,379	7,553,149	*,1,9,10,14
Total Collateralized Loan Obligations									160,956,697	131,217,482

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1	**	-	312,192	[1,3]

Health Care — 0.0%
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1	**	-	-	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298		352,127	666,757	[1,3]
									352,127	666,757
Technology — 0.0%
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/21/2032						USD	1	**	-	-	[1,3]
Total Warrants									352,127	978,949

Short-Term Investments — 0.9%
State Street Institutional U.S. Government Money Market Fund		4.19%				USD	251,155,949		251,155,949	251,155,949	[1,17]
Total Short-Term Investments — 0.9%									251,155,949	251,155,949
Total Investments — 124.5%									$36,418,229,802	$36,957,502,730
Senior Notes (net of deferred offering costs of $28,607,696) - (18.4)%										(5,457,281,001)
Liabilities Less Other Assets — (6.1)%										(1,807,353,038)
Net Assets — 100.0%										$29,692,868,691

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK - Norwegian Krone

SEK – Swedish Krona

US - United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

BBSW - Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

CORRA - Canadian Overnight Repo Rate Average

EFFR - Effective Federal Funds Rate

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

NIBOR – Norwegian Interbank Offered Rate

NOWA – Norwegian Overnight Weighted Average

PRIME - Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TONA - Tokyo Overnight Average Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*Subordinated note position. Rate shown is the effective yield as of period end.

**Shares represent underlying security.

[1]	As of June 30, 2025 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $36,897,502,730 as of June 30, 2025. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.
[2]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[6]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[7]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Callable.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $174,069,209, which represents 0.6% of total net assets of the Fund.
[11]	Step rate security.
[12]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[13]	These securities are restricted, the total value of these securities is $10,608,899,010, which represents 35.7% of total net assets of the Fund.
[14]	Variable rate security. Rate shown is the rate in effect as of period end.
[15]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[16]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[17]	The rate is the annualized seven-day yield at period end.
[18]	Affiliated company.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2025 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,143,371
26North BDC, Inc.	10/11/2023	25,000,000
ABPCI Pacific Funding LP	6/9/2022	182,364,583
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
AGTB BDC Holdings, L.P.	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	116,880,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	100,406,352
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	1/6/2025	15,000,000
Ares Commercial Finance LP	3/31/2021	53,841,899
Ares Priority Loan Co-Invest LP	1/25/2023	44,802,482
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	8/30/2024	8,487,486
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	-
Ares Strategic Income Fund	12/5/2022	100,000,000
ASP (Feeder) SPC III-A1 LP	1/7/2025	5,506,373
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,728,856
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	421,379,310
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	8,067,552
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	89,220,269
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	20,195,352
Boost Co-Invest LP	1/25/2024	27,081,557
Canal Road Private Creidt Fund LP	4/15/2025	15,175,722
Capricorn Co-Invest, L.P.	12/18/2023	37,671,352
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Caryle EDL Dance Aggregator, L.P.	10/24/2024	25,031,073
CCOF Alera Aggregator, L.P.	4/25/2023	9,740,016
CCOF Sierra II, L.P.	8/2/2022	15,654,924
Chilly HP SCF Investor, LP	2/9/2022	2,011,799
Comvest Structured Note Issuer I LLC	11/17/2022	-
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	3,990,549
Crestline Structured Note Issuer I LLC	8/26/2024	121,319,898
CW Credit Opportunity 2 LP	6/27/2024	73,825,433
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Capital Corp	1/20/2021	27,297,757
Golub Capital BDC 4, Inc.	4/21/2022	200,000,000
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	451,506,391
Hayfin Tactical Solutions Fund (US Parellel) LP	11/7/2024	13,761,245
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	85,326,778
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,503,289
HPS Mezzanine Partners 2019, L.P.	11/16/2020	6,805,931
HPS Mint Co-Invest Fund, L.P.	5/25/2022	24,216,666
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	21,355,267
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	44,451,564
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	55,942,613
KCLF Note Issuer I SPV, LLC	12/27/2023	264,025,000
KCLF Note Issuer I SPV, LLC, Subordinated	12/27/2023	87,760,000
KIMM CLO I LLC	11/26/2024	54,387,000

Security	First Acquisition Date	Cost
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund	10/16/2023	225,000,000
KLC Fund 0225-CI LP	3/3/2025	120,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	24,000,647
Marilyn Co-Invest, L.P.	4/1/2024	69,065,006
Marlin Credit Opportunities Fund, L.P.	5/21/2021	115,616,838
Milano Co-Invest, L.P.	4/1/2024	3,992,810
Minerva Co-Invest, L.P.	2/11/2022	23,209,315
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
NCP MSI Co-Invest, LP	3/20/2025	669
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	33,500,000
New Mountain Private Credit Fund	12/17/2024	49,987,471
Next Horizon Capital TireCo SPV, LP	3/3/2025	1,000
North Haven Direct Lending Fund L.P.	2/26/2025	17,500,000
North Wall Tactical Credit Delaware Feeder Fund LP	6/18/2025	26,576,271
NXT Capital Senior Loan Fund VII, LP	11/18/2024	12,595,770
NXT Capital Structured Note I LLC	1/26/2022	178,886,292
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO, LLC	8/6/2024	137,984,137
Palisades CLO, LLC - Class B	8/6/2024	50,000,000
Palisades CLO, LLC - Class C	8/6/2024	58,000,000
Piccadilly Co-Invest, L.P.	4/17/2023	2,240,432
Private Credit Fund C-1 Holdco, LLC - Series 1	7/11/2023	811,821,794
Proxima Co-Invest, L.P.	11/2/2021	9,701,642
Raven Asset-Based Credit Fund II LP	9/21/2021	20,213,119
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	1,202,684,309
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	44,714,152
Sixth Street Lending Partners	8/31/2022	24,982,212
South Cove Funding LLC	6/4/2025	486,000,000
Stellus Private Credit BDC Feeder LP	1/31/2022	26,536,883
Stone Point Credit Corporation	12/30/2022	75,500,000
Stone Point Credit Income Fund	1/22/2025	30,475,516
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,124,962
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	100,000,000
TCW Direct Lending VIII LLC	1/31/2022	69,760,319
TCW Rescue Financing Fund II, L.P.	3/3/2025	13,619,050
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	40,679,939
Thompson Rivers LLC	6/29/2021	5,252,268
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	10,842,411
Vista Credit Strategic Lending Corp.	10/10/2023	53,269,873
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	9,809,996
West Street Loan Partners V, SLP	3/14/2024	18,208,176
Total		$10,145,649,798

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of June 30, 2025 (Unaudited)

SWAP CONTRACT
INTEREST RATE SWAPS

					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$-	$100
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	-	322,713
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	-	862,100
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	-	259,440
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	-	(10,339,390)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(1,674,908)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	1,276,298
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	133,172
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	-	1,153,286
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	-	2,690,509
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	3,367,015
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	3,104,041
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	-	10,990,382
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	2,721,909
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	-	1,874,667
PNC Bank, N.A.	Daily Simple SOFR2 + 1.780% / Quarterly	5.58% / Semi-annually	7/2/2030	175,000,000	-	2,304,761
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	-	448,682
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	-	7,499,050
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	-	1,591,495
PNC Bank, N.A.	Daily Simple SOFR2 + 1.949% / Quarterly	5.80% / Semi-annually	7/2/2032	225,000,000	-	3,148,268
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	-	(805,242)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	91,000,000	-	(386)
PNC Bank, N.A.	Daily Simple SOFR2 + 2.033% / Quarterly	5.95% / Semi-annually	7/2/2035	75,000,000	-	808,529
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	-	1,358,049
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	-	1,499,129
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	-	(1,174,074)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(909,058)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(68,063)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(1,056,839)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	-	3,912,884
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	-	6,708,766
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(2,570,833)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(636,447)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	-	4,497,439
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	-	5,150,363
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	-	1,219,997
Regions Bank	Daily Simple SOFR2 + 1.665% / Quarterly	5.42% / Semi-annually	7/2/2028	150,000,000	-	1,220,893
TOTAL INTEREST RATE SWAPS						$50,888,697

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.
[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value at	Value at	Unrealized
		Currency	Settlement	Amount	Opening Date of	June 30,	Appreciation
Currency Purchased	Counterparty	Sold	Date	Purchased	Contract	2025	(Depreciation)
Australian Dollars	State Street	USD	July 31, 2025	2,917,759	$1,898,266	$1,921,585	$23,319
Australian Dollars	State Street	USD	August 29, 2025	8,662,896	5,667,869	5,708,701	40,832
Australian Dollars	State Street	USD	September 30, 2025	2,636,074	1,718,936	1,738,271	19,335
British Pound	State Street	USD	July 31, 2025	14,130,318	19,092,543	19,400,033	307,490
British Pound	State Street	USD	August 29, 2025	43,508,955	59,160,482	59,745,352	584,870
British Pound	State Street	USD	September 30, 2025	2,527,753	3,453,138	3,471,412	18,274
Canadian Dollars	State Street	USD	July 31, 2025	2,563,966	1,855,842	1,885,847	30,005
Canadian Dollars	State Street	USD	August 29, 2025	5,517,895	4,032,644	4,064,718	32,074
Euro	State Street	USD	July 31, 2025	146,232,709	166,727,510	172,622,826	5,895,316
Euro	State Street	USD	August 29, 2025	45,368,908	51,911,565	53,661,803	1,750,238
Euro	State Street	USD	September 30, 2025	11,245,516	13,187,279	13,325,871	138,592
Japanese Yen	State Street	USD	July 31, 2025	7,225,705	51,142	50,357	(785)
New Zealand Dollar	State Street	USD	July 31, 2025	2,151,991	1,287,422	1,313,128	25,706
Norwegian Krone	State Street	USD	July 31, 2025	356,052,234	35,029,462	35,331,573	302,111
Norwegian Krone	State Street	USD	August 29, 2025	130,690,190	12,829,478	12,970,920	141,442
Swedish Krona	State Street	USD	July 31, 2025	48,023,461	5,067,833	5,086,587	18,754
Swedish Krona	State Street	USD	August 29, 2025	144,746,099	15,039,708	15,361,322	321,614
Swedish Krona	State Street	USD	September 30, 2025	47,537,186	5,037,564	5,055,378	17,814
					403,048,683	412,715,684	9,667,001

				Currency	Value at	Value at	Unrealized
		Currency	Settlement	Amount	Opening Date of	June 30,	Appreciation
Currency Sold	Counterparty	Purchased	Date	Sold	Contract	2025	(Depreciation)
Australian Dollars	State Street	USD	July 31, 2025	(20,077,073)	$(12,894,003)	$(13,222,404)	$(328,401)
Australian Dollars	State Street	USD	August 29, 2025	(25,822,210)	(16,681,634)	(17,016,395)	(334,761)
Australian Dollars	State Street	USD	September 30, 2025	(19,831,585)	(12,932,047)	(13,077,279)	(145,232)
British Pound	State Street	USD	July 31, 2025	(88,928,844)	(119,590,126)	(122,093,679)	(2,503,553)
British Pound	State Street	USD	August 29, 2025	(118,307,482)	(160,101,735)	(162,456,720)	(2,354,985)
British Pound	State Street	USD	September 30, 2025	(77,326,279)	(105,634,657)	(106,193,688)	(559,031)
Canadian Dollars	State Street	USD	July 31, 2025	(84,423,916)	(61,250,771)	(62,095,425)	(844,654)
Canadian Dollars	State Street	USD	August 29, 2025	(87,377,610)	(63,752,879)	(64,366,089)	(613,210)
Canadian Dollars	State Street	USD	October 01, 2025	(85,261,480)	(62,406,103)	(62,894,840)	(488,737)
Euro	State Street	USD	July 31, 2025	(481,521,756)	(549,682,658)	(568,420,342)	(18,737,684)
Euro	State Street	USD	August 29, 2025	(380,657,955)	(435,158,413)	(450,237,687)	(15,079,274)
Euro	State Street	USD	September 30, 2025	(375,978,394)	(440,930,414)	(445,532,210)	(4,601,796)
Japanese Yen	State Street	USD	July 31, 2025	(777,238,875)	(5,501,096)	(5,416,677)	84,419
Japanese Yen	State Street	USD	August 29, 2025	(770,013,170)	(5,387,156)	(5,384,399)	2,757
Japanese Yen	State Street	USD	September 30, 2025	(770,013,168)	(5,358,060)	(5,401,980)	(43,920)
New Zealand Dollar	State Street	USD	July 31, 2025	(2,151,991)	(1,287,422)	(1,313,128)	(25,706)
Norwegian Krone	State Street	USD	July 31, 2025	(511,056,516)	(49,345,511)	(50,712,870)	(1,367,359)
Norwegian Krone	State Street	USD	August 29, 2025	(285,903,005)	(28,166,509)	(28,375,695)	(209,186)
Norwegian Krone	State Street	USD	September 30, 2025	(198,744,065)	(19,648,024)	(19,726,902)	(78,878)
Norwegian Krone	State Street	USD	November 18, 2025	(13,125,000)	(1,172,608)	(1,303,078)	(130,470)
Swedish Krona	State Street	USD	July 31, 2025	(132,066,658)	(13,817,205)	(13,988,340)	(171,135)
Swedish Krona	State Street	USD	August 22, 2025	(11,250,000)	(1,115,573)	(1,193,354)	(77,781)
Swedish Krona	State Street	USD	August 29, 2025	(228,789,296)	(24,022,683)	(24,280,489)	(257,806)
Swedish Krona	State Street	USD	September 30, 2025	(140,705,823)	(14,913,795)	(14,963,468)	(49,673)
					(2,210,751,082)	(2,259,667,138)	(48,916,056)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,807,702,399)	$(1,846,951,454)	$(39,249,055)

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements

June 30, 2025 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of June 30, 2025.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of June 30, 2025:

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund's Total Net Assets
CCLF SPV LLC ("CCLF SPV")	February 3, 2020	$6,360,541,862	21.42%
MCCW Holdings, LLC ("CCLF MCCW")	April 15, 2021	430,616,255	1.45%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	26,154,434	0.09%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	15,347,539	0.05%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	3,027,380,898	10.20%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	14,788,560	0.05%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	882,700,019	2.97%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	110,524	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	415,312,079	1.40%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	36,804,719	0.12%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	35,863,387	0.12%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	17,657,237	0.06%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	4,709,119	0.02%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	172,918,882	0.58%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	793,113,804	2.67%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	1,128,392,705	3.80%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	207,853,679	0.70%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	31,608,590	0.11%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	222,663,370	0.75%
SR CW LLC ("SR CW")	September 23, 2023	229,041,358	0.77%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	396,438,927	1.34%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	10,087,001	0.03%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	326,085,176	1.10%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,500,319	0.01%
CCLF Holdings (D25) LLC (“CCLF HOLD (D25)”)	October 26, 2023	6,970	0.00%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	12,185,999	0.04%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,487	0.00%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	695,881	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	148,408	0.00%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	27,611,722	0.09%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	4,189,644	0.01%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	660,116	0.00%
CCLF Holdings (D37) LLC (“CCLF HOLD (D37)”)	February 28, 2024	76,730,898	0.26%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	56,690,649	0.19%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.00%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	85,250,530	0.29%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	242,144,196	0.82%
CCLF Holdings (D43) LLC (“CCLF HOLD (D43)”)	April 25, 2024	10,645,012	0.04%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	13,775,310	0.05%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	141,280,473	0.48%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	114,317,298	0.38%
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	56,575,807	0.19%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	117,696,891	0.40%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	146,754,624	0.49%
CCLF Holdings (D52) LLC (“CCLF HOLD (D52)”)	August 6, 2024	126,678,881	0.43%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	143,209,261	0.48%
CCLF Holdings (D55) LLC (“CCLF HOLD (D55)”)	August 6, 2024	34,145,926	0.11%
CCLF Holdings (D56) LLC (“CCLF HOLD (D56)”)	August 6, 2024	36,067,086	0.12%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2024.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF-B SPV, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, Madison Avenue SPV, CCLF HOLD (D16), CCLF HOLD (D7), Madison Avenue CLO, CCLF HOLD (D20), SR CW, KCLF Holdings II, CCLF HOLD (D23), Steamboat SPV, CCLF HOLD (D26), CCLF HOLD (D25), CCLF HOLD (D27), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D35), CCLF HOLD (D37), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), CCLF HOLD (D41), CCLF HOLD (D43), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51), CCLF HOLD (D52), CCLF HOLD (D54), CCLF HOLD (D55) and CCLF HOLD (D56) are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30) and CCLF HOLD (D33) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2025, the Fund had eighteen outstanding forward currency contracts purchased long and twenty-four outstanding forward currency contracts sold short, with total notional value of $1,021,739,615 and $(5,686,572,151), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and received floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of June 30, 2025, the Fund had thirty-seven outstanding interest rate swap contracts with total notional value of $6,060,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2025, the Fund received $526,420 in commitment fees. As of June 30, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $5,404,107,610, $5,402,378,396, and $29,862,736, respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	1,887,843
1364720 B.C. LTD	Delayed Draw	885,022
1364720 B.C. LTD	Revolver	1,497,006
15484880 Canada, Inc.	Delayed Draw	793,270
15484880 Canada, Inc.	Delayed Draw	47,683
15484880 Canada, Inc.	Revolver	302,497
2080 Media, Inc.	Delayed Draw	2,811,028
760203 N.B. Ltd.	Revolver	102,315
A&J Holdco, LLC	Delayed Draw	4,870,250
A&J Holdco, LLC	Revolver	1,233,871
A1 Garage Equity, LLC	Delayed Draw	918,333
A1 Garage Equity, LLC	Revolver	1,515,151
AAH Topco, LLC	Delayed Draw	15,312,871
AAH Topco, LLC	Revolver	423,729
AArete Investment, LLC	Delayed Draw	6,657,459
AArete Investment, LLC	Revolver	2,965,116
AB Centers Acquisition Corporation	Delayed Draw	2,652,155
AB Centers Acquisition Corporation	Revolver	2,073,819
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
AC Blackpoint Acquisition, Inc.	Delayed Draw	660,290
AC Blackpoint Acquisition, Inc.	Delayed Draw	2,956,521
AC Blackpoint Acquisition, Inc.	Revolver	985,507
Accel International Holdings, Inc.	Revolver	7,721,299
Accelevation LLC	Delayed Draw	5,425,539
Accelevation LLC	Revolver	2,290,256
Accession Risk Management Group, Inc.	Delayed Draw	6,260,000
Accession Risk Management Group, Inc.	Delayed Draw	10,772,382
Accession Risk Management Group, Inc.	Revolver	12,393,736
Accordion Partners LLC	Delayed Draw	5,752,174
Accordion Partners LLC	Revolver	4,021,739
Accuserve Solutions, Inc.	Delayed Draw	5,978,113
Accuserve Solutions, Inc.	Revolver	2,528,409
Acentra Holdings, LLC	Delayed Draw	2,464,647
Acentra Holdings, LLC	Revolver	1,110,897
ACP Oak Buyer, Inc.	Delayed Draw	7,042,254
ACP Oak Buyer, Inc.	Revolver	3,169,014
Adelaide Borrower, LLC	Delayed Draw	7,064,017
Adelaide Borrower, LLC	Revolver	4,446,266
Adonis Bidco Inc.	Delayed Draw	1,600,476
Adonis Bidco Inc.	Revolver	722,989
Advantage HCS LLC	Delayed Draw	9,590,772
Afore Insurance Services, LLC	Delayed Draw	3,177,000
Afore Insurance Services, LLC	Delayed Draw	2,939,360
Afore Insurance Services, LLC	Revolver	635,000
AG-Twin Brook Healthcare	Delayed Draw	58,154
AHR Intermediate, Inc.	Delayed Draw	1,173,680
AirX Climate Solutions, Inc.	Delayed Draw	10,067,114
AirX Climate Solutions, Inc.	Revolver	1,258,389
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Revolver	2,976,517
Alcrete LLC	Delayed Draw	2,799,000
Alcrete LLC	Revolver	791,375
Alert SRC Newco LLC	Delayed Draw	1,203,312
Alert SRC Newco LLC	Revolver	392,384

Borrower	Type	Principal Amount
Alkeme Intermediary Holding LLC	Delayed Draw	4,248,804
All Day AcquisitionCo, LLC	Revolver	2,950,820
Allworth Financial Group, L.P.	Delayed Draw	14,087,834
Allworth Financial Group, L.P.	Revolver	944,061
Alpine Acquisition Corp.	Revolver	95,887
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	46,250,000
Amba Buyer, Inc.	Delayed Draw	9,445,869
AMCP Clean Acquisition Company, LLC	Delayed Draw	382,560
Americhem, Inc.	Delayed Draw	5,274,098
Americhem, Inc.	Revolver	3,735,819
AmeriLife Holdings, LLC	Delayed Draw	1,632,082
AmeriLife Holdings, LLC	Delayed Draw	631,872
AmeriLife Holdings, LLC	Revolver	748,038
AmeriLife Holdings, LLC	Revolver	240,535
AmeriLife Holdings, LLC	Revolver	2,250,000
AmeriLife Holdings, LLC	Revolver	1,891,016
Amerit Fleet Parent, LLC	Delayed Draw	3,516,231
Amerit Fleet Parent, LLC	Revolver	4,141,339
AMI Buyer, Inc.	Revolver	2,355,639
AmSpec Group, Inc.	Delayed Draw	2,225,152
AmSpec Parent LLC	Delayed Draw	4,000,000
Analytic Partners, LP	Revolver	1,236,807
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	1,256,345
AP Adhesives Holdings, LLC	Delayed Draw	1,350,983
AP Adhesives Holdings, LLC	Revolver	673,926
Apex Service Partners, LLC	Delayed Draw	14,724,214
Apex Service Partners, LLC	Delayed Draw	59,612
Apex Service Partners, LLC	First Lien Term Loan	20,853
Apex Service Partners, LLC	Revolver	596,897

Borrower	Type	Principal Amount
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	2,529,212
Appfire Technologies, LLC	Revolver	980,000
Applied Technical Services, LLC	Delayed Draw	4,080,336
Applied Technical Services, LLC	Delayed Draw	2,707,393
Applied Technical Services, LLC	Revolver	6,668,911
Aprio Advisory Group, LLC	Delayed Draw	39,269,226
Aprio Advisory Group, LLC	Revolver	750,000
Apryse Software Corp.	Revolver	12,181,447
Aptean, Inc.	Delayed Draw	21,886,581
Aptean, Inc.	Revolver	9,885,280
Aptive Environmental, LLC	Revolver	522,738
AQ Sunshine, Inc.	Delayed Draw	7,738,332
AQ Sunshine, Inc.	Revolver	1,387,532
Arax MidCo, LLC	Delayed Draw	937,135
Arax MidCo, LLC	Delayed Draw	2,325,678
Arax MidCo, LLC	Revolver	1,891,379
Archer Acquisition, LLC	Delayed Draw	446,413
Archer Acquisition, LLC	Revolver	130,587
Arcoro Holdings Corp.	Revolver	1,956,522
Arden Insurance Services LLC	Revolver	365,854
Ares Holdings LLC	Revolver	823,854
Ark Data Centers, LLC	Delayed Draw	2,730,560
Ark Data Centers, LLC	Revolver	860,720
Armada Parent, Inc.	Delayed Draw	421,496
Armada Parent, Inc.	Revolver	2,558,693
Arrow Management Acquisition	Delayed Draw	10,200,000
Arrow Management Acquisition	Revolver	1,555,556
Ascend Partner Services LLC	Delayed Draw	12,660,678
Ascend Partner Services LLC	Revolver	8,452,191

Borrower	Type	Principal Amount
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,348,773
ASP Global Holdings, LLC	Revolver	513,982
Associated Spring US, LLC	Delayed Draw	4,636,991
Associated Spring US, LLC	Revolver	2,181,818
Associations, Inc.	Delayed Draw	4,241,519
Associations, Inc.	Revolver	620,884
ATIS Acquisition, Inc.	Delayed Draw	2,334,420
ATIS Acquisition, Inc.	Revolver	739,130
Attigo Health LLC	Revolver	685,000
AuditBoard, Inc.	Delayed Draw	1,500,000
AuditBoard, Inc.	Revolver	600,000
Aurora Plastics, LLC	Delayed Draw	1,046,139
Auveco Holdings, Inc.	Revolver	1,019,737
AVSC Holding Corp.	Revolver	235,732
AVSC Holding Corp.	Revolver	1,140,595
AWP Group Holdings, Inc.	Delayed Draw	17,003,277
AWP Group Holdings, Inc.	Revolver	3,450,867
AWP Group Holdings, Inc.	Revolver	5,288,065
AWT Holding, Inc.	Delayed Draw	1,077,346
AWT Holding, Inc.	Revolver	134,668
AWT Merger Sub, Inc.	Revolver	933,589
Azurite Intermediate	Revolver	499,000
Azurite Intermediate Holdings, Inc.	Revolver	1,705,787
Babylon Buyer, Inc.	Revolver	178,016
Badge 21 Midco Holdings LLC	Delayed Draw	6,944,444
Badge 21 Midco Holdings LLC	Delayed Draw	1,991,879
Badge 21 Midco Holdings LLC	Revolver	5,023,392
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Revolver	637,324

Borrower	Type	Principal Amount
Bamboo US Bidco LLC	Delayed Draw	4,871,846
Bamboo US BidCo LLC	Delayed Draw	427,384
Bamboo US Bidco LLC	Delayed Draw	5,374,940
Bamboo US Bidco LLC	Delayed Draw	651,232
Bamboo US Bidco LLC	Delayed Draw	1,190,000
Banyan Software Holdings, LLC	Delayed Draw	917,201
Banyan Software Holdings, LLC	Delayed Draw	1,873,333
Banyan Software Holdings, LLC	Revolver	395,547
Bausch Receivables Funding LP	Revolver	6,000,000
Baxter Planning Systems, LLC	Delayed Draw	778,445
Baxter Planning Systems, LLC	Revolver	766,891
Beacon Mobility Corp.	Revolver	780,369
Beacon Pointe Harmony LLC	Delayed Draw	7,932,053
Beacon Pointe Harmony LLC	Revolver	639,000
Bellwether Buyer LLC	Delayed Draw	43,573,596
Bellwether Buyer LLC	Revolver	18,267,464
Belmont Buyer, Inc.	Delayed Draw	1,020,408
Belmont Buyer, Inc.	Revolver	295,058
Benecon Midco II LLC	Revolver	6,500,000
Benefit Street Technology	Revolver	1,900,000
Beta Plus Technologies, Inc.	Revolver	1,742,000
Bigtime Software, Inc.	Revolver	2,327,586
Bingo Group Buyer, Inc.	Delayed Draw	1,315,081
Bingo Group Buyer, Inc.	Revolver	208,000
Bingo Group Buyer, Inc.	Revolver	365,539
Biocare Medical LLC	Revolver	2,777,778
Blackbird Purchaser, Inc.	Delayed Draw	3,007,580
Blackbird Purchaser, Inc.	Revolver	2,763,209
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	57,605

Borrower	Type	Principal Amount
Blue Bidco Limited	Delayed Draw	3,914,589
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	1,125,785
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	4,134,004
Bluefin Holding, LLC	Revolver	3,365,385
Bluejack Fire Acquisition, Inc.	Delayed Draw	1,310,926
Bluejack Fire Acquisition, Inc.	Revolver	272,282
Bluesight, Inc.	Revolver	3,700,000
Bonterra LLC	Delayed Draw	12,636,409
Bonterra LLC	Revolver	9,943,662
Bottomline Technologies, Inc.	Revolver	2,079,150
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Delayed Draw	1,255,814
BPCP NSA Intermedco, Inc.	Revolver	1,265,823
BPI Intermediate Holdings, Inc.	Revolver	1,200,000
BradyIFS Holdings, LLC	Delayed Draw	723,608
BradyIFS Holdings, LLC	Revolver	2,028,774
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	670,426
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9,000,000
Bridge Consumer Healthcare Intermediate LLC	Revolver	1,340,853
Bright Finco Limited	Delayed Draw	729,178
BrightStar Group Holdings, Inc.	Revolver	445,810
BSC Top Shelf Blocker, LLC	Revolver	294,353
BSP- FL Holdings, Inc.	Delayed Draw	3,540,230
BSP- FL Holdings, Inc.	Revolver	1,327,586
Bullhorn, Inc.	Delayed Draw	6,526,316
Bullhorn, Inc.	Revolver	2,105,263
BusinesSolver.com, Inc.	Delayed Draw	958,528
Calcium Bidco Limited	Delayed Draw	9,375,000
Calcium Bidco Limited	Revolver	5,000,000

Borrower	Type	Principal Amount
Caldwell & Gregory LLC	Delayed Draw	2,775,000
Caldwell & Gregory LLC	Revolver	3,000,000
Cambrex Corporation	Delayed Draw	3,278,987
Cambrex Corporation	Delayed Draw	564,051
Cambrex Corporation	Revolver	1,411,911
Camin Cargo Control Holdings, Inc.	Delayed Draw	225,986
Camin Cargo Control Holdings, Inc.	Revolver	35,833
Captify Intermediate Holdings Corp.	First Lien Term Loan	76,919
Captive Resources Midco, LLC	Revolver	79,053
Carbon TopCo, Inc.	Revolver	2,328,767
Career Certified, LLC	Delayed Draw	6,213,592
Career Certified, LLC	Revolver	4,660,194
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	6,018,228
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	3,491,358
Cascade Purchaser, LLC	Revolver	719,659
Castle Management Borrower LLC	Revolver	925,000
CB Buyer, Inc.	Delayed Draw	4,809,372
CB Buyer, Inc.	Revolver	2,803,398
CC SAG Acquisition Corp.	Delayed Draw	401,967
CCI Buyer, Inc.	Revolver	3,240,252
Cdata Software, Inc.	Delayed Draw	660,114
Cdata Software, Inc.	Delayed Draw	364,048
Cdata Software, Inc.	Revolver	792,136
CDL Parent, Inc.	Revolver	100,756
Cerity Partners, LLC	Delayed Draw	19,706,146
Cerity Partners, LLC	Delayed Draw	39,608,363
Cerity Partners, LLC	Revolver	158,199
Cerity Partners, LLC	Revolver	211,931
Cerity Partners, LLC	Revolver	246,191
CF Newco, Inc.	Revolver	243,240

Borrower	Type	Principal Amount
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Revolver	2,439,024
Chase Intermediate, LLC	Delayed Draw	18,619,048
Chase Intermediate, LLC	Revolver	2,000,000
Cherry Bekaert Advisory LLC	Revolver	1,960,443
Chirisa Volo LLC	Delayed Draw	4,327,777
Chirisa Volo LLC	Delayed Draw	1,996,351
Chronicle Parent LLC	Delayed Draw	18,888,889
Chronicle Parent LLC	Revolver	6,296,297
CI (MG) Group, LLC	Delayed Draw	2,110,126
CI (MG) Group, LLC	Revolver	271,668
Circana Group, L.P.	Revolver	963,363
Circauto Bidco AB	Delayed Draw	6,447,801
Circauto Bidco AB	Delayed Draw	14,659,488
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	16,500,000
CMG Holdco, LLC	Delayed Draw	836,619
Cobalt Service Partners, LLC	Delayed Draw	19,138,235
Cobalt Service Partners, LLC	Revolver	3,176,471
Cobham Holdings, Inc.	Revolver	2,343,750
Coding Solutions Acquisition, Inc.	Delayed Draw	4,287,553
Coding Solutions Acquisition, Inc.	Delayed Draw	18,744,874
Coding Solutions Acquisition, Inc.	Revolver	2,759,582
Collision SP Subco, LLC	Delayed Draw	3,522,581
Collision SP Subco, LLC	Delayed Draw	57,912
Collision SP Subco, LLC	Revolver	124,902
Command Holding Corp.	Delayed Draw	5,084,745
Command Holding Corp.	Revolver	1,525,424
Community Management Holdings Midco 2, LLC	Delayed Draw	1,395,000
Community Management Holdings Midco 2, LLC	Revolver	810,000

Borrower	Type	Principal Amount
Community Medical Acquisition Corp.	Revolver	294,717
ComPsych Investment Corp.	Delayed Draw	22,000,000
Concert Bidco Limited	First Lien Term Loan	3,611,752
Concord Global Acquisition, LLC	Delayed Draw	2,706,254
Concord Global Acquisition, LLC	Revolver	1,424,344
Consilio Midco Limited	Delayed Draw	9,744,083
Consilio Midco Limited	Delayed Draw	4,872,041
Consilio Midco Limited	Revolver	14,616,124
Consor Intermediate II, LLC	Delayed Draw	15,796,902
Consor Intermediate II, LLC	Revolver	1,047,887
Continental Buyer, Inc.	Delayed Draw	11,387,352
Continental Buyer, Inc.	Revolver	4,648,435
Continental Buyer, Inc.	Revolver	6,378,981
Contractual Buyer, LLC	Revolver	3,000,000
COP HomeTown Acquisitions, Inc.	Revolver	953,194
COP Village Green Acquisitions, Inc.	Delayed Draw	1,039,407
COP Village Green Acquisitions, Inc.	Delayed Draw	1,039,407
COP Village Green Acquisitions, Inc.	Revolver	1,247,289
CORA Health Holdings Corp.	Revolver	250,000
Coretrust Purchasing Group LLC	Delayed Draw	7,518,797
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	3,481,623
Coupa Holdings, LLC	Delayed Draw	1,851,039
Coupa Holdings, LLC	Delayed Draw	2,167,258
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	1,024,810
CPEX Purchaser, LLC	Delayed Draw	668
CPEX Purchaser, LLC	Delayed Draw	685,492

Borrower	Type	Principal Amount
CPEX Purchaser, LLC	Revolver	1,601,294
CPEX Purchaser, LLC	Revolver	140,277
Cradle Lux Bidco S.A.R.L.	Delayed Draw	82,406
Cradle Lux Bidco S.A.R.L.	Delayed Draw	235,010
CRCI Longhorn Holdings, Inc.	Delayed Draw	26,253,657
CRCI Longhorn Holdings, Inc.	Revolver	5,666,114
Credit Connection, LLC	Revolver	600,000
Creek Parent, Inc.	Revolver	23,248,856
Crete PA Holdco, LLC	Delayed Draw	1,715,023
Crete PA Holdco, LLC	Revolver	285,837
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	3,095,975
CRS TH Holdings Corp	Revolver	4,237,288
Crunch Holdings LLC	Revolver	198,043
CUB Financing Intermediate LLC	Delayed Draw	2,532,273
Curia Global, Inc.	Revolver	5,373,333
Curriculum Associates, LLC	Delayed Draw	23,846,096
CVP Holdco, Inc.	Delayed Draw	4,676,680
CVP Holdco, Inc.	Revolver	2,353,141
CX Institutional, LLC	Delayed Draw	660,333
DA Blocker Corp.	Delayed Draw	7,278,184
DA Blocker Corp.	Revolver	1,698,243
Databricks, Inc.	Delayed Draw	12,409,561
DataLink, LLC	Revolver	846,774
Davidson Hotel Company LLC	Delayed Draw	176,112
Davidson Hotel Company LLC	Revolver	95,904
Dawson Rated Fund 6-R2 LP	Delayed Draw	12,871,409
DCG Acquisition Corp.	Delayed Draw	375,940
DCG Acquisition Corp.	Delayed Draw	3,237,413

Borrower	Type	Principal Amount
DCG Acquisition Corp.	Revolver	2,333,696
Deerfield Group LLC	Delayed Draw	2,944,739
Delorean Purchaser, Inc.	Revolver	3,430,542
Demakes Borrower, LLC	Delayed Draw	1,152,000
Denali Bidco, Ltd.	Delayed Draw	2,249,165
Denali Buyerco LLC	Delayed Draw	7,813,000
Denali Midco 2 LLC	Delayed Draw	2,323,833
Dentive Capital, LLC	Delayed Draw	2,614,814
Diamond Mezzanine 24 LLC	Delayed Draw	6,000,000
Diamond Mezzanine 24 LLC	Delayed Draw	5,149,186
Diamond Mezzanine 24 LLC	Revolver	210,689
Diligent Corporation	Delayed Draw	4,158,222
Diligent Corporation	Revolver	1,894,426
DISA Holdings Corp.	Delayed Draw	97,471
DISA Holdings Corp.	Revolver	916,455
Disco Parent, LLC	Revolver	331,390
Discovery Buyer, L.P.	Delayed Draw	30,182,927
Discovery Buyer, L.P.	Revolver	7,500,000
Diverzify Intermediate LLC	Delayed Draw	17,142,857
Divisions Holding Corporation	Revolver	90,148
DLRdmv LLC	Delayed Draw	941,176
DLRdmv LLC	Revolver	941,176
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,611,724
DOCS MSO LLC	Revolver	806,452
DOCS MSO LLC	Revolver	645,161
DRS Holdings III, Inc.	Revolver	11,426
DT Intermediate Holdco	Delayed Draw	5,763,317
DT1 Midco Corp.	Delayed Draw	2,726,133
DT1 Midco Corp.	Delayed Draw	3,081,257

Borrower	Type	Principal Amount
DT1 Midco Corp.	Revolver	1,090,453
DT1 Midco Corp.	Revolver	465,517
DTI Holdco, Inc.	Revolver	874,917
Duro Dyne National Corp.	Delayed Draw	9,868,421
Duro Dyne National Corp.	Delayed Draw	2,837,624
Duro Dyne National Corp.	Revolver	9,078,947
Duro Dyne National Corp.	Revolver	2,137,677
Dwyer Instruments, LLC	Delayed Draw	984,420
Dwyer Instruments, LLC	Delayed Draw	372,319
Dwyer Instruments, LLC	Revolver	1,424,720
Dwyer Instruments, LLC	Revolver	214,645
Dwyer Instruments, LLC	Revolver	793
Dwyer Instruments, LLC	Revolver	2,645,159
Eagle Family Foods, Inc.	Revolver	3,730,337
Earps Midco 3 Limited	Delayed Draw	433,202
East River Bidco GmbH	Delayed Draw	7,470,779
Easypark Strategy AB	Delayed Draw	9,858,875
Eclipse Buyer, Inc.	Delayed Draw	10,375,688
Eclipse Buyer, Inc.	Revolver	4,274,703
EdgeCo Buyer, Inc.	Delayed Draw	12,869,231
EdgeCo Buyer, Inc.	Revolver	1,465,743
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	14,939,650
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	25,000,000
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	10,060,350
Edmunds GovTech, Inc.	Delayed Draw	9,071,429
EDPO, LLC	Delayed Draw	393,333
Einstein Parent, Inc.	Revolver	5,508,560
EIS Legacy Holdco, LLC	Delayed Draw	681,818
EIS Legacy Holdco, LLC	Revolver	250,000
EMB Purchaser, Inc.	Delayed Draw	503,705

Borrower	Type	Principal Amount
EMB Purchaser, Inc.	Revolver	263,312
Emburse, Inc.	Delayed Draw	7,072,368
Emburse, Inc.	Revolver	7,072,368
Empower Payments Investor, LLC	Delayed Draw	6,072,781
Empower Payments Investor, LLC	Revolver	4,319,379
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
Energy Acquisition LP	Delayed Draw	2,548,000
ENT MSO LLC	Delayed Draw	876,675
ENT MSO LLC	Revolver	368,874
Enverus Holdings, Inc.	Delayed Draw	809,884
Enverus Holdings, Inc.	Delayed Draw	51,124
Enverus Holdings, Inc.	Delayed Draw	733,237
Enverus Holdings, Inc.	Revolver	4,538,224
Enverus Holdings, Inc.	Revolver	176,851
EOS Fitness Opco Holdings, LLC	Delayed Draw	455,275
EP Wealth Advisors, LLC	Delayed Draw	13,364,354
Equinox Holdings, Inc.	First Lien Term Loan	26,199
Equinox Holdings, Inc.	Second Lien Term Loan	1,778
ERC TOPCO Holdings, Inc.	Revolver	368,376
eResearchTechnology, Inc.	Delayed Draw	995,052
eResearchTechnology, Inc.	Revolver	692,471
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
Espressor Bidco Inc.	Delayed Draw	2,830,865
Espressor Bidco Inc.	Revolver	1,258,162
Essential Services Holding Corporation	Delayed Draw	2,081,785
Essential Services Holding Corporation	Revolver	936,803
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222

Borrower	Type	Principal Amount
Evolent Health LLC	Revolver	500
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,613,424
Excelitas Technologies Corp.	Delayed Draw	1,945,304
Expereo USA, Inc.	Delayed Draw	560,139
Expereo USA, Inc.	First Lien Term Loan	32,488
Expereo USA, Inc.	Revolver	268,370
F&M Buyer LLC	Delayed Draw	7,164,179
F&M Buyer LLC	Revolver	3,134,328
Fastener Distribution Holdings, LLC	Delayed Draw	787,352
FC Compassus, LLC	Delayed Draw	390,158
Fenix Topco, LLC	Delayed Draw	126,410
Fenix Topco, LLC	Delayed Draw	5,312,683
FH DMI Buyer, Inc.	Delayed Draw	1,701,383
FH DMI Buyer, Inc.	Revolver	916,529
Financial-Information-Technologies, LLC	Delayed Draw	17,380,000
Financiere N	Delayed Draw	30,572,737
Finastra USA, Inc.	Revolver	6,864,661
Finastra USA, Inc.	Revolver	56,201
Fingerpaint Marketing, Inc.	Delayed Draw	680,651
Fingerpaint Marketing, Inc.	Revolver	2,016,130
Firebird Acquisition Corp, Inc.	Delayed Draw	9,957,574
Firebird Acquisition Corp, Inc.	Revolver	3,173,729
Flint OpCo, LLC	Delayed Draw	1,582,933
Flint OpCo, LLC	Delayed Draw	2,016,701
Flint OpCo, LLC	Revolver	1,026,252
Flow Control Solutions, Inc.	Delayed Draw	1,227,316
Flow Control Solutions, Inc.	Revolver	806,287
Flow Control Solutions, Inc.	Revolver	280,693
FLS Holding, Inc.	Revolver	400,000

Borrower	Type	Principal Amount
Fortis Solutions Group, LLC	Delayed Draw	9,753,334
Fortis Solutions Group, LLC	Revolver	1,678,814
Fortna AR, LLC	Revolver	5
Fortna AR, LLC	Revolver	2,367,921
Forward Keystone Holdings, LP	Delayed Draw	99,364
Foundation Risk Partners, Corp.	Delayed Draw	3,839,873
Foundation Risk Partners, Corp.	Delayed Draw	69,548,614
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	385,309
Foundation Risk Partners, Corp.	Revolver	11,666,645
Four Winds Interactive LLC	Delayed Draw	1,231,367
Four Winds Interactive LLC	Revolver	820,912
Fourth Enterprises LLC	Delayed Draw	4,833,284
Fourth Enterprises LLC	Revolver	2,006,764
FR Vision Holdings, Inc.	Revolver	310,597
Fraizer & Deeter Advisory, LLC	Delayed Draw	883,121
Fraizer & Deeter Advisory, LLC	Revolver	220,780
Frontline Road Safety Operations, LLC	Delayed Draw	534
Frontline Road Safety Operations, LLC	Delayed Draw	695,184
Frontline Road Safety Operations, LLC	First Lien Term Loan	3,071
Frontline Road Safety Operations, LLC	Revolver	453,923
Frontline Road Safety Operations, LLC	Revolver	1,439,912
FSS Buyer LLC	Revolver	1,150,278
FSS Buyer, LLC	Revolver	923,742
Fullsteam Operations LLC	Delayed Draw	1,072,626
Fullsteam Operations LLC	Delayed Draw	1,894,000
Fullsteam Operations LLC	Delayed Draw	142,747
Fullsteam Operations LLC	Revolver	140,296
Future Fiber Finco, LLC	Delayed Draw	3,882,784
Future Fiber Finco, LLC	Revolver	366,973

Borrower	Type	Principal Amount
Gainsight, Inc.	Revolver	2,816,332
Galileo Parent, Inc.	Revolver	1,008,729
Galway Borrower LLC	Delayed Draw	58,706
Galway Borrower LLC	Revolver	38,217
Galway Borrower, LLC	Delayed Draw	60,069,998
Galway Borrower, LLC	Delayed Draw	140,994
Galway Borrower, LLC	Delayed Draw	3,347,504
Galway Borrower, LLC	Revolver	4,160,006
Galway Borrower, LLC	Revolver	63,949
Galway Borrower, LLC	Revolver	194,561
Gapco AIV Interholdco (CP), L.P.	Delayed Draw	5,288,889
Gas Media Holdings, LLC	Delayed Draw	2,125,000
Gas Media Holdings, LLC	Revolver	708,333
Gateway US Holdings, Inc.	Delayed Draw	1,319,080
Gateway US Holdings, Inc.	Revolver	1,914,398
Gator Plastic Intermediate Holdings, LLC	Revolver	1,476,824
Geo TopCo Corporation	Delayed Draw	2,836,014
Geo TopCo Corporation	Delayed Draw	17,399,682
Geo TopCo Corporation	Revolver	6,570,064
Gestion ABS Bidco, Inc.	Delayed Draw	5,531,381
Gestion ABS Bidco, Inc.	Revolver	1,438,159
GHP-VGS Purchaser LLC	Delayed Draw	846,845
GHP-VGS Purchaser LLC	Revolver	261,058
GHX Ultimate Parent Corporation	Revolver	6,981,599
Global Critical Logistics LLC	Delayed Draw	3,766,667
Global Music Rights	Revolver	10,763,497
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	3,589,744
Goldeneye Parent, LLC	Revolver	12,093,071
GovBrands Intermediate, Inc.	Revolver	440,235

Borrower	Type	Principal Amount
GovDelivery Holdings, LLC	Delayed Draw	2,514,000
GovDelivery Holdings, LLC	Delayed Draw	1,400,253
GovDelivery Holdings, LLC	Delayed Draw	617,578
GovDelivery Holdings, LLC	Revolver	11,112,600
GovDelivery Holdings, LLC	Revolver	546,620
GovernmentJobs.com, Inc.	Revolver	1,047,877
Govos, Inc.	Revolver	498,000
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Delayed Draw	3,236,979
Graffiti Buyer, Inc.	Revolver	2,186,012
Grand River Aseptic Manufacturing, Inc.	Revolver	2,304,462
Great Kitchens Food Company, Inc.	Revolver	1,299,435
Ground Penetrating Radar Systems, LLC	Delayed Draw	4,455,446
Ground Penetrating Radar Systems, LLC	Revolver	1,425,743
GS Acquisitionco, Inc.	Delayed Draw	5,690,000
GS Acquisitionco, Inc.	Delayed Draw	1,078,000
GS Acquisitionco, Inc.	Revolver	841,559
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	495,358
GS Seer Group Borrower LLC	Revolver	733,945
GSV Holding, LLC	Revolver	1,602,036
Guardian Restoration Partners Buyer, LLC	Delayed Draw	1,391,396
Guardian Restoration Partners Buyer, LLC	Revolver	454,841
Guidehouse, Inc.	First Lien Term Loan	44,642
Guidehouse, Inc.	First Lien Term Loan	41,058
HALO Buyer, Inc.	Revolver	1,614,130
Harvey Gulf Holdings LLC	Revolver	4,883,720
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	369,772
HBWM Intermediate II, LLC	Revolver	2,459,591

Borrower	Type	Principal Amount
HeartLand PPC Buyer, LLC	Delayed Draw	1,180,744
HeartLand PPC Buyer, LLC	Revolver	1,574,930
Helium Acquirer Corporation	Delayed Draw	10,636,719
Helium Acquirer Corporation	Revolver	552,270
Helium Acquirer Corporation	Revolver	1,104,540
HemaSource, Inc.	Revolver	4,125,000
Heniff Holdco, LLC	Revolver	922,374
Heritage Environmental Services, Inc.	Delayed Draw	475,684
Heritage Environmental Services, Inc.	Revolver	1,199,012
HGC Holdings, LLC	Delayed Draw	1,415,124
HGC Holdings, LLC	Revolver	407,045
Higginbotham Insurance Agency, Inc.	Delayed Draw	9,524,211
Higginbotham Insurance Agency, Inc.	Delayed Draw	948,887
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,116,493
Higher Logic, LLC	Revolver	700,930
Himalaya Topco LLC	Delayed Draw	1,461,852
Himalaya Topco LLC	Revolver	1,179,039
Home Service Topco IV, Inc.	Delayed Draw	2,981,632
Home Service Topco IV, Inc.	Delayed Draw	1,775,693
Home Service Topco IV, Inc.	Revolver	1,066,677
Homecare Software Solutions LLC	Revolver	1,415,094
Horizon Avionics Buyer, LLC	Delayed Draw	4,402,144
Horizon Avionics Buyer, LLC	Revolver	1,393,693
Horizon Avionics Buyer, LLC	Revolver	3,766,306
HPS Consumer Discretionary	First Lien Term Loan	12,963
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	76,174,370
HS Spa Holdings, Inc.	Revolver	246,410
HSI Halo Acquisition, Inc.	Delayed Draw	1,746,952
HSI Halo Acquisition, Inc.	Revolver	1,711,863

Borrower	Type	Principal Amount
HT Intermediary III, Inc.	Delayed Draw	3,849,350
HT Intermediary III, Inc.	Revolver	1,391,818
Hydraulic Technologies USA LLC	Revolver	2,078,010
Hyland Software, Inc.	Revolver	2,262,444
Icefall Parent, Inc.	Revolver	1,281,729
iCIMS, Inc.	Revolver	1,415,237
ID Label Holdings, Inc.	Revolver	666,667
Ideal Components Acquisition, LLC	Delayed Draw	6,183,206
Ideal Components Acquisition, LLC	Revolver	5,152,672
IEQ MIDCO III, LLC	Delayed Draw	6,534,518
IFH Franchisee Holdings LLC	Delayed Draw	626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	1,279,538
IG Investment Holdings, LLC	Revolver	614,444
IG Investment Holdings, LLC	Revolver	3,885,908
IG Investment Holdings, LLC	Revolver	722,543
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Delayed Draw	22,540,000
Indigo Buyer, Inc.	Delayed Draw	670,077
Indigo Buyer, Inc.	Revolver	2,000,000
Infinity Home Services Holdco, Inc.	Delayed Draw	2,605,114
InhabitIQ, Inc.	Delayed Draw	4,344,984
InhabitIQ, Inc.	Revolver	2,715,615
Innovetive Petcare, LLC	Delayed Draw	256,481
Innovetive Petcare, LLC	Delayed Draw	791,807
Inovex Information Systems Incorporated	Delayed Draw	3,279,857

Borrower	Type	Principal Amount
Inovex Information Systems Incorporated	Revolver	1,503,030
Integrated Power Services Holdings, Inc.	Delayed Draw	5,990,104
Integrated Power Services Holdings, Inc.	Revolver	1,820,557
Integrity Marketing Acquisition, LLC	Delayed Draw	2,383,669
Integrity Marketing Acquisition, LLC	Delayed Draw	16,367,360
Integrity Marketing Acquisition, LLC	Delayed Draw	79,533
Integrity Marketing Acquisition, LLC	Revolver	3,857,356
Integrity Marketing Acquisition, LLC	Revolver	5,250,000
Integrity Marketing Acquisition, LLC	Revolver	400,370
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	5,504,991
IQN Holding Corp.	Revolver	154,011
IRI Group Holdings, Inc.	Revolver	2,576,014
Iris Buyer LLC	Delayed Draw	849,586
IvyRehab Intermediate II, LLC	Delayed Draw	7,300,000
IvyRehab Intermediate II, LLC	Delayed Draw	8,520,000
IvyRehab Intermediate II, LLC	Delayed Draw	29,720,000
IvyRehab Intermediate II, LLC	Revolver	1,542,763
IXOPay, Inc.	Delayed Draw	3,475,000
IXOPay, Inc.	Revolver	765,000
J.S. Held Holdings LLC	Delayed Draw	2,544,797
J.S. Held Holdings LLC	Revolver	1,197,264
Jams Buyer LLC	Delayed Draw	572,052
Jams Buyer LLC	Revolver	319,668
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	2,009,991
JFL-Atomic Acquisitionco, Inc.	Revolver	627,288
JHCC Holdings LLC	Delayed Draw	1,238,339
JKC Parent, Inc.	Revolver	697,972
JTM Foods, LLC	Revolver	447,678

Borrower	Type	Principal Amount
JTM Foods, LLC	Revolver	294,828
JTM Foods, LLC	Revolver	2,302,345
KabaFusion Parent LLC	Revolver	250,000
KabaFusion Parent LLC	Revolver	2,500,000
Kano Intermediate, Inc.	Delayed Draw	2,558,923
Kano Intermediate, Inc.	Delayed Draw	2,558,923
Kano Intermediate, Inc.	Revolver	1,279,461
KBP Investments LLC	Delayed Draw	3,444,691
Keel Platform, LLC	Delayed Draw	4,219,068
Keel Platform, LLC	Delayed Draw	2,058,947
Keel Platform, LLC	Delayed Draw	543,877
Kelso Industries LLC	Delayed Draw	1,722,793
Kenco PPC Buyer, LLC	Revolver	559,809
KENE Acquisition, Inc.	Delayed Draw	1,258,427
KENE Acquisition, Inc.	Delayed Draw	4,530,678
KENE Acquisition, Inc.	Delayed Draw	3,337,079
KENE Acquisition, Inc.	Revolver	3,401,559
KENG Acquisition, Inc.	Delayed Draw	3,409,200
KENG Acquisition, Inc.	Delayed Draw	20,040,323
KENG Acquisition, Inc.	Revolver	3,266,129
Keystone Agency Partners LLC	Delayed Draw	7,884,708
King Risk Partners, LLC	Delayed Draw	945,492
King Risk Partners, LLC	Revolver	242,143
KL Charlie Acquisition Company	Delayed Draw	872,757
KL Hilltop Acquisition, LLC	Delayed Draw	9,177,132
KL Hilltop Acquisition, LLC	Revolver	3,747,889
Kleinfelder Intermediate LLC	Delayed Draw	1,032,787
Kleinfelder Intermediate LLC	Revolver	1,254,098
Kline Hill Partners LP	Delayed Draw	2,450,000
Kline Hill Partners LP	Revolver	980,000

Borrower	Type	Principal Amount
Kohlberg Kinetic Borrower, LP	Delayed Draw	12,751,515
Kona Buyer, LLC	Delayed Draw	4,370,327
KPA Parent Holdings, Inc.	Delayed Draw	2,540,025
KPA Parent Holdings, Inc.	Revolver	1,778,017
Kpler Finance SA	Delayed Draw	5,555,556
Kpler Finance SA	Revolver	3,111,111
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
KRIV Acquisition Inc.	Delayed Draw	10,826,923
KRIV Acquisition Inc.	Delayed Draw	4,585,000
KRIV Acquisition Inc.	Revolver	1,380,266
KWOL Acquisition, Inc.	Revolver	3,138,075
KWOL Acquisition, Inc.	Revolver	800,881
KWOR Acquisition, Inc.	Delayed Draw	3,200,000
KWOR Acquisition, Inc.	Revolver	2,300,000
LabVantage Solutions, Inc.	Revolver	454,000
Last Dance Intermediate II, LLC	Delayed Draw	6,524,008
Last Dance Intermediate II, LLC	Revolver	1,739,736
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	3,970,370
LeadVenture, Inc.	Revolver	2,962,963
LeaseCrunch, LLC	Revolver	735,000
Legends Hospitality Holding Company, LLC	Delayed Draw	4,029,641
Legends Hospitality Holding Company, LLC	Revolver	4,311,715
LendingTree, Inc.	Delayed Draw	714,286
Lido Advisors, LLC	Delayed Draw	1,713,313
Lido Advisors, LLC	Revolver	186,667
Life Science Intermediate Holdings, LLC	Delayed Draw	3,820,000
Lightbeam Bidco, Inc.	Delayed Draw	2,935,777
Lightbeam Bidco, Inc.	Revolver	514,118
Lighthouse Parent Holdings, Inc.	Delayed Draw	8,653,846

Borrower	Type	Principal Amount
Lighthouse Parent Holdings, Inc.	Revolver	3,461,538
Litera Bidco LLC	Delayed Draw	4,598,006
Litera Bidco LLC	Delayed Draw	928,311
Litera Bidco LLC	Revolver	341,799
LivTech Purchaser, Inc.	Delayed Draw	206,783
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	1,629,310
LJ Avalon Holdings, LLC	Revolver	1,810,345
LogRhythm, Inc.	Revolver	2,850,773
Lonestar Midco I LLC	Revolver	3,846,154
Low Voltage Holdings	Delayed Draw	6,044,012
Low Voltage Holdings	Revolver	2,904,863
Low Voltage Holdings Inc.	Delayed Draw	8,990,527
Low Voltage Holdings Inc.	Revolver	7,616,271
LR Orion Bidco Limited	Delayed Draw	13,824,490
LR Orion Bidco Limited	Revolver	7,026,237
Lubricant Engineers Holding Corp.	Delayed Draw	413,762
Lubricant Engineers Holding Corp.	Revolver	266,943
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
MAI Capital Management Intermediate LLC	Delayed Draw	12,768,391
MAI Capital Management Intermediate LLC	Delayed Draw	21,141,717
MAI Capital Management Intermediate LLC	Revolver	3,704,532
MAI Capital Management Intermediate LLC	Revolver	1,798,953
Majco LLC	Delayed Draw	5,122,689
Majco LLC	Revolver	1,666,667
Mammoth Holdings, LLC	Revolver	1,363,636
Management Consulting & Research, LLC	Delayed Draw	5,846,208
Management Consulting & Research, LLC	Revolver	2,431,072
Mandrake BidCo, Inc.	Revolver	724,000

Borrower	Type	Principal Amount
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,744,017
Margaritaville Enterprises LLC	Revolver	312,500
Marina Acquisition, Inc.	Revolver	1,021,081
Markon, LLC	Delayed Draw	10,083,333
Markon, LLC	Revolver	2,500,000
Marmic Fire & Life Safety Co.	Delayed Draw	2,736,411
Marmic Fire & Life Safety Co.	Revolver	1,005,128
Marmic Fire & Life Safety Co.	Revolver	1,032,051
Marmic Fire & Life Safety Co.	Revolver	44,872
MB2 Dental Solutions, LLC	Delayed Draw	767,446
MB2 Dental Solutions, LLC	Delayed Draw	2,510,685
MB2 Dental Solutions, LLC	Delayed Draw	17,426,367
MB2 Dental Solutions, LLC	Revolver	210,017
MB2 Dental Solutions, LLC	Revolver	451,623
MB2 Dental Solutions, LLC	Revolver	256,572
MBS Holdings, Inc.	Revolver	1,271,187
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mc Group Ventures Corporation	Delayed Draw	7,211,539
Mclarens Midco, Inc.	Delayed Draw	352,352
MEI Buyer, LLC	Revolver	1,767,472
Mercury Bidco LLC	Revolver	3,061,224
Metatiedot Bidco Oy	Delayed Draw	155,504
Metatiedot Bidco Oy	Revolver	103,072
MGT Impact Holdings, LLC	Delayed Draw	4,936,462
MGT Impact Holdings, LLC	Revolver	544,433
MGT Merger Target, LLC	Revolver	35,911
MicroStar Logistics LLC	Revolver	333
Millstone Medical Outsourcing, LLC	Revolver	2,012,579
Mindbody, Inc.	Revolver	1,428,571

Borrower	Type	Principal Amount
Miraclon Corporation	Revolver	6,658,647
Mist Holding Co.	Delayed Draw	4,617,897
Mist Holding Co.	Revolver	1,068,545
Misys Ltd.	Revolver	437,256
MN Acquisition, Inc.	Revolver	792,154
Modernizing Medicine, Inc.	Revolver	3,808,680
Momentum Textiles, LLC	Revolver	1,033,149
Monarch Buyer, Inc.	Delayed Draw	2,716,859
Monarch Buyer, Inc.	Revolver	1,222,587
Monotype Imaging Holdings, Inc.	Delayed Draw	2,555,172
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Monroe Engineering Group LLC	Delayed Draw	13,464,000
More Cowbell II LLC	Delayed Draw	6,473,693
More Cowbell II LLC	Revolver	5,998,647
Motion & Control Enterprises LLC	Delayed Draw	2,785,793
Motion & Control Enterprises LLC	Revolver	282,113
Motor Vehicle Software Corporation	Revolver	1,243,544
Motor Vehicle Software Corporation	Revolver	2,109,612
Mountain Parent, Inc.	Delayed Draw	14,630,411
Mountain Parent, Inc.	Revolver	7,802,883
Mountainside Fitness Acquisitions, LLC	Delayed Draw	2,373,000
Mountainside Fitness Acquisitions, LLC	Revolver	950,000
Movati Athletic Group, Inc.	Delayed Draw	3,645,924
Movati Athletic Group, Inc.	Revolver	2,053,219
Movati Athletic Group, Inc.	Revolver	681,223
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	13,106,755
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	3,495,135
MRI Software, LLC	Delayed Draw	7,838,268
MRI Software, LLC	Revolver	11,911,973
MRI Software, LLC	Revolver	5,052,610

Borrower	Type	Principal Amount
MRO Parent Corporaton	Delayed Draw	3,313,448
MRO Parent Corporaton	Revolver	3,650,815
MSIS Holdings, Inc.	Delayed Draw	1,040,005
MSIS Holdings, Inc.	Revolver	634,075
National Dentex Labs, LLC	Revolver	9,195
NCP-MSI Buyer, Inc.	Delayed Draw	761,946
NCP-MSI Buyer, Inc.	Revolver	179
NCP-MSI Buyer, Inc.	Revolver	563
NDT Global Holding Inc.	Delayed Draw	17,133,333
NDT Global Holding Inc.	Revolver	8,566,667
Nelipak Holding Company	Delayed Draw	10,461,955
Nelipak Holding Company	Revolver	1,071,125
Nelipak Holding Company	Revolver	901,566
Nellson Nutraceutical, LLC	Delayed Draw	585,059
Nellson Nutraceutical, LLC	Revolver	1,078,848
Netsmart Technologies, Inc.	Delayed Draw	13,787,768
Netsmart Technologies, Inc.	Revolver	14,063,739
Netwrix Corporation and Concept Searching, Inc.	Delayed Draw	7,281,533
Netwrix Corporation and Concept Searching, Inc.	Delayed Draw	8,635,898
Netwrix Corporation and Concept Searching, Inc.	Revolver	2,870,000
Next HoldCo, LLC	Delayed Draw	18,956,199
Next HoldCo, LLC	Revolver	7,114,624
NFM & J, LP	Delayed Draw	4,942,969
NFM & J, LP	Revolver	723,633
NL1 Acquire Corp.	Revolver	164,331
Nordahl Midco 4 S.A.R.L	Delayed Draw	25,344,688
North Haven Stack Buyer, LLC	Delayed Draw	194,650
North Haven Stack Buyer, LLC	Revolver	144,874
North Star Acquisitionco LLC	Revolver	208,722
Northstar Recycling, Inc.	Delayed Draw	4,411,765

Borrower	Type	Principal Amount
Northstar Recycling, Inc.	Revolver	2,941,176
Northwinds Holdings, Inc.	Delayed Draw	1,486,340
Northwinds Holdings, Inc.	Revolver	187,921
Oakbridge Insurance Agency LLC	Delayed Draw	768,205
Oakbridge Insurance Agency LLC	Delayed Draw	744,354
Oakbridge Insurance Agency LLC	Revolver	803,411
OB Hospitalist Group	Revolver	1,717,557
OB Hospitalist Group	Revolver	1,145,038
OEConnection LLC	Delayed Draw	7,395,112
OEConnection LLC	Revolver	9,572,424
OIA Acquisition, LLC	Revolver	1,650,000
Oil Changer Holding Corporation	Delayed Draw	354,947
OIS Management Services, LLC	Delayed Draw	1,815,254
OIS Management Services, LLC	Delayed Draw	2,757,485
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	892,221
Olympic Buyer, Inc.	Revolver	1,490,196
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	7,500,000
Omega Systems Intermediate Holdings, Inc.	Revolver	2,250,000
Omni Fiber, LLC	Delayed Draw	3,000,000
Omni Fiber, LLC	Delayed Draw	1,666,667
OneCare Media, LLC	Revolver	1,333,333
oneZero Financial Systems, LLC	Delayed Draw	3,234,615
oneZero Financial Systems, LLC	Revolver	3,485,577
Onit, Inc.	Delayed Draw	23,049,789
Onit, Inc.	Revolver	7,683,263
Ons Mso, LLC	Delayed Draw	251,463
Ons Mso, LLC	Revolver	479,294
Ons Mso, LLC	Revolver	1,448,711
Onsite Holdings, LLC	Revolver	214,708

Borrower	Type	Principal Amount
Onyx-Fire Protection Services, Inc.	Delayed Draw	1,624,362
Onyx-Fire Protection Services, Inc.	Revolver	2,762,072
Opale Luxco SARL	Delayed Draw	4,866,667
Opale Luxco SARL	Revolver	1,460,000
Opale Luxco SARL	Revolver	973,334
Optimizely North America Inc.	Revolver	4,701,528
Oracle Vision Holdco Limited	Delayed Draw	3,503,182
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	131,072
Orion Group FM Holdings, LLC	Delayed Draw	5,644,737
Orion Group FM Holdings, LLC	Delayed Draw	23,157,895
Orion Group FM Holdings, LLC	Revolver	4,052,632
Orthodontic Partners, LLC	Delayed Draw	3,013,116
OSP Hamilton Purchaser, LLC	Delayed Draw	19,717,982
OSP Hamilton Purchaser, LLC	Delayed Draw	27,394,996
OSP Hamilton Purchaser, LLC	Revolver	2,800,000
Packaging Coordinators Midco, Inc.	Delayed Draw	65,977,961
Packaging Coordinators Midco, Inc.	Revolver	15,067,340
PAG Holding Corporation	Revolver	619,469
PAG Holding Corporation	Revolver	1,525,116
PAI Financing Merger Sub LLC	Revolver	2,625,000
Paradigm Living Concepts, LLC	Delayed Draw	3,157,895
Paradigm Living Concepts, LLC	Revolver	1,578,947
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	16,837,473
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
Paris US Holdco, Inc.	Delayed Draw	1,079,157
Paris US Holdco, Inc.	Revolver	734,335
Park Place Technologies, LLC	Delayed Draw	2,934,022
Park Place Technologies, LLC	Revolver	2,054,122
Parkview Health Services, LLC	Revolver	2,688,121

Borrower	Type	Principal Amount
PAS Parent, Inc.	Delayed Draw	344,115
PAS Parent, Inc.	Delayed Draw	3,750,000
PAS Parent, Inc.	Revolver	16,658
Pathstone Family Office, LLC	Revolver	3,581,421
Patriot Acquisition Topco S.à r.l.	Delayed Draw	649,114
Patriot Growth Insurance Services, LLC	Delayed Draw	6,301,680
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pavion Corp.	Delayed Draw	445,667
Payroc Buyer, LLC	Revolver	54,382
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCMI Parent, LLC	Revolver	528,451
PDI TA Holdings, Inc.	Revolver	2,467,745
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	8,343,653
Pediatric Home Respiratory Services LLC	Delayed Draw	4,800,000
Pediatric Home Respiratory Services LLC	Revolver	1,706,667
Penn TRGRP Holdings, LLC	Delayed Draw	1,230,006
Penn TRGRP Holdings, LLC	Delayed Draw	736,411
Penn TRGRP Holdings, LLC	Revolver	6,289,245
People Corporation	Delayed Draw	3,945,244
Petra Borrower, LLC	Delayed Draw	2,170,831
Petra Borrower, LLC	Revolver	734,454
Petrus Buyer, Inc.	Delayed Draw	2,395,604
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	5,188,750
PetVet Care Centers, LLC	Revolver	5,188,750
Phantom Purchaser, Inc.	Revolver	8,241,568
Pharmalogic Holdings Corp.	Delayed Draw	8,838,384
Phoenix 1 Buyer Corporation	Revolver	5,051,639

Borrower	Type	Principal Amount
Phynet Dermatology LLC	Delayed Draw	11,133,125
Phynet Dermatology LLC	Revolver	25,377
Ping Identity Holding Corp.	Revolver	216,898
Pinnacle Dermatology Management, LLC	Revolver	572,165
Pinnacle Treatment Centers, Inc.	Revolver	789,576
Pinnacle Treatment Centers, Inc.	Revolver	236,873
PLA Buyer, LLC	Delayed Draw	698,593
PLA Buyer, LLC	Revolver	1,047,889
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	21,542
Plaskolite PPC Intermediate II LLC	Revolver	1,218,395
Playpower, Inc.	Revolver	3,282,828
Poseidon IntermediateCo, Inc.	Delayed Draw	577,089
Poseidon IntermediateCo, Inc.	Revolver	295,990
Power Grid Holdings, Inc.	Revolver	1,786,000
Power Grid Holdings, Inc.	Revolver	8,694,563
PowerGEM Buyer, Inc.	Delayed Draw	5,252,500
PowerGEM Buyer, Inc.	Revolver	3,500,000
POY Holdings, LLC	Delayed Draw	727,344
POY Holdings, LLC	Revolver	962,604
PPV Intermediate Holdings LLC	Delayed Draw	2,574,286
PPV Intermediate Holdings LLC	Revolver	2,538,076
Premier Care Dental Management, LLC	Delayed Draw	3,112,966
Premier Care Dental Management, LLC	Revolver	339,519
Premier Care Dental Management, LLC	Revolver	2,562,645
Premiere Buyer, LLC	Delayed Draw	294,982
Premiere Buyer, LLC	Revolver	156,525
Premise Health Holding Corp.	Revolver	1,765,928
Premium Group B2	Delayed Draw	4,182,812
Process Insights Acquisition, Inc.	Delayed Draw	810,340

Borrower	Type	Principal Amount
Process Insights Acquisition, Inc.	Revolver	639,763
ProcessUnity Holdings, LLC	Revolver	650,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Neptune BidCo GmBH	Delayed Draw	17,586,957
Project Pathfinder Borrower, LLC	Revolver	6,666,667
Propio LS, LLC	Revolver	1,355,225
PT Intermediate Holdings III, LLC	Delayed Draw	3,737,391
PT Intermediate Holdings III, LLC	First Lien Term Loan	235,682
PT&C Group, LLC	Delayed Draw	1,267,603
PT&C Group, LLC	Revolver	663,640
Puma Buyer, LLC	Revolver	2,906,905
Puma Buyer, LLC	Revolver	3,718,546
PumpTech, LLC	Delayed Draw	1,405,482
PumpTech, LLC	Revolver	380,146
QBS Parent, Inc.	Delayed Draw	32,841,717
QBS Parent, Inc.	Revolver	8,438,049
QBS Parent, Inc.	Revolver	8,738,784
QF Holdings, Inc.	Revolver	184,211
QSR Acquisition Co.	Delayed Draw	10,170,000
QSR Acquisition Co.	Revolver	4,070,000
Quality Automotive Services, LLC	Delayed Draw	1,537,787
Quality Automotive Services, LLC	Revolver	1,477,132
Quick Quack Car Wash Holdings, LLC	Delayed Draw	606,667
Quick Quack Car Wash Holdings, LLC	Delayed Draw	62,500,000
Quick Quack Car Wash Holdings, LLC	Delayed Draw	1,556,091
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333
QVF Acquisition, Inc.	Delayed Draw	1,818,182
QVF Acquisition, Inc.	Revolver	1,030,303
R&T Acquisitions, LLC	Delayed Draw	5,385,865

Borrower	Type	Principal Amount
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,249,050
R1 Holdings LLC	Revolver	287,330
Race Winning Brands, Inc.	Revolver	729,167
Radwell Parent, LLC	Delayed Draw	9,041,222
Radwell Parent, LLC	Delayed Draw	1,217,233
Radwell Parent, LLC	Delayed Draw	7,087,346
Radwell Parent, LLC	Delayed Draw	506,305
Radwell Parent, LLC	Revolver	1,947,533
RailPros Parent, LLC	Delayed Draw	12,478,469
RailPros Parent, LLC	Revolver	6,239,640
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Delayed Draw	2,047,545
Raven Buyer, Inc.	Revolver	848,683
Rawlings Sports Goods Company, Inc.	Revolver	518
RCP Nats Purchaser, LLC	Delayed Draw	9,603,545
RCP Nats Purchaser, LLC	Revolver	7,378,731
RCS Industrials	Revolver	285,714
Reagent Chemical Research, Inc.	Revolver	583,000
Real Chemistry Intermediate III, Inc.	Delayed Draw	9,410,873
Real Chemistry Intermediate III, Inc.	Revolver	4,705,438
Recorded Book, Inc.	Revolver	129,638
Red Fox CD Acquisition Corporation	Delayed Draw	5,163,147
Redwood Services Group, LLC	Delayed Draw	39,060,892
Redwood Services Group, LLC	Delayed Draw	5,340,400
Redwood Services Group, LLC	Delayed Draw	345,962
Redwood Services Group, LLC	Delayed Draw	1,039,738
Redwood Services Group, LLC	Revolver	447,283
RefrigiWear, LLC	Revolver	2,601,896
RefrigiWear, LLC	Revolver	7,329,164

Borrower	Type	Principal Amount
Regent Holding Company, LLC	Revolver	1,353,384
Registrar Intermediate, LLC	Delayed Draw	611,040
Registrar Intermediate, LLC	Revolver	8,581
REP Behavioral Health, LLC	Delayed Draw	3,076,923
REP Behavioral Health, LLC	Revolver	894,872
Revalize, Inc.	Revolver	136,200
Revival Animal Health, LLC	Delayed Draw	242,236
Revival Animal Health, LLC	Revolver	209,270
RFS Opco LLC	Delayed Draw	2,294,205
RH Buyer, Inc.	Revolver	633,692
Rialto Management Group, LLC	Revolver	158,565
Ridge Trail US Bidco, Inc.	Delayed Draw	15,957,447
Ridge Trail US Bidco, Inc.	Revolver	3,882,979
Riskonnect Parent, LLC	Delayed Draw	40,000,000
Riskonnect Parent, LLC	Revolver	4,669,015
Riverside Assessments, LLC	Revolver	1,800,000
RJW Group Holdings, Inc.	Delayed Draw	1,217,391
Rotation Buyer, LLC	Delayed Draw	481,073
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
Runway Bidco, LLC	Delayed Draw	13,149,348
Runway Bidco, LLC	Revolver	6,611,573
Ruppert Landscape, LLC	Delayed Draw	2,153,172
Ruppert Landscape, LLC	Revolver	430,634
RWA Wealth Partners, LLC	Delayed Draw	1,684,630
RWA Wealth Partners, LLC	Revolver	432,188
Saab Purchaser, Inc.	Delayed Draw	9,574,468
Saab Purchaser, Inc.	Revolver	3,723,404
Safety Borrower Holdings	Revolver	423,729
SageSure Holdings, LLC	Delayed Draw	4,426,229

Borrower	Type	Principal Amount
SailPoint Technologies, Inc.	Revolver	483,072
Sako and Partners Lower Holdings LLC	Delayed Draw	1,876,246
Sako and Partners Lower Holdings LLC	Revolver	130,460
Sapphire Software Buyer, Inc.	Revolver	1,890,791
Saturn Borrower Inc.	Delayed Draw	2,539,149
Saturn Borrower Inc.	Revolver	1,020,738
Scripps SPV, LLC	Revolver	1,466,912
SDG Mgmt Company, LLC	Delayed Draw	1,988,043
SDG Mgmt Company, LLC	Delayed Draw	2,103,750
SDG Mgmt Company, LLC	Revolver	525,938
Seahawk Bidco, LLC	Delayed Draw	2,118,182
Seahawk Bidco, LLC	Revolver	1,090,909
Secret Bidco Limited	Delayed Draw	1,938,895
Securonix, Inc.	Revolver	2,236,581
Securonix, Inc.	Revolver	1,155,772
SEI Holding I Corporation	Delayed Draw	2,508,203
SEI Holding I Corporation	Delayed Draw	3,762,264
SEI Holding I Corporation	Revolver	2,442,805
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	272,390
Select Exterminating Intermediate II, LLC	Delayed Draw	5,190,311
Select Exterminating Intermediate II, LLC	Revolver	2,352,941
Sensei Holdco, LLC	Delayed Draw	2,602,000
Sensei Holdco, LLC	Revolver	867,000
SePro Holdings, LLC	Delayed Draw	5,416,667
Severin Acquisition, LLC	Delayed Draw	11,624,252
Severin Acquisition, LLC	Revolver	4,551,181
SG Acquisition, Inc.	Revolver	3,643,725
Shelby 2021 Holdings Corp.	Delayed Draw	55,479,548
Shermco Intermediate Holdings, Inc.	Delayed Draw	392,750

Borrower	Type	Principal Amount
Shermco Intermediate Holdings, Inc.	Revolver	29,228
Shock Doctor Intermediate LLC	Revolver	2,099,664
SIB Corp.	Delayed Draw	5,184,959
SIB Corp.	Revolver	214,922
Sigma Electric Manufacturing Corporation	Revolver	53,720
Sigma Irish Acquico Limited	Delayed Draw	2,222,222
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	7,368,005
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	4,738,267
SintecMedia NYC, Inc.	Revolver	762,712
Skylark UK Debtco Limited	Delayed Draw	3,267,193
Skyline BidCo	Delayed Draw	1,432,450
Slaine Holdings LLC	Delayed Draw	240,895
Slaine Holdings LLC	Revolver	435,147
Slavic401k, Inc.	Delayed Draw	3,937,008
Slavic401k, Inc.	Revolver	551,181
Smile Doctors, LLC	Revolver	2,208,481
Socket Holdings Corporation	Delayed Draw	6,779,661
Socket Holdings Corporation	Revolver	1,694,915
Soleo Holdings, Inc.	Delayed Draw	1,055,493
Soleo Holdings, Inc.	Revolver	1,055,493
Solis Mammography Buyer, Inc.	Delayed Draw	5,058,678
Solis Mammography Buyer, Inc.	Revolver	4,365,672
Sonar Acquisitionco, Inc.	Delayed Draw	17,358,491
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny's Enterprises, LLC	Revolver	399,011
Sonny's Enterprises, LLC	Revolver	233,434
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southern Orthodontic Partners Management, LLC	Delayed Draw	108,085
Southpaw AP Buyer, LLC	Delayed Draw	51,458
Southpaw AP Buyer, LLC	Revolver	126,389

Borrower	Type	Principal Amount
Spaceship Purchaser, Inc.	Delayed Draw	993,095
Spaceship Purchaser, Inc.	Delayed Draw	413,790
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	12,096,621
Spark Purchaser, Inc.	Revolver	1,351,351
Specialized Dental Holdings II, LLC	Delayed Draw	1,267,056
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	648,831
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1,739,130
Spectrum Safety Solutions Purchaser, LLC	Revolver	668,148
Spectrum Safety Solutions Purchaser, LLC	Revolver	1,079,941
Spectrum Safety Solutions Purchaser, LLC	Revolver	540,373
Speedstar Holding, LLC	Delayed Draw	1,035,000
Spindrift Beverage Co., Inc.	Delayed Draw	180,749
Spindrift Beverage Co., Inc.	Revolver	301,447
Splash Car Wash, Inc.	Delayed Draw	2,965,116
Splash Car Wash, Inc.	Revolver	1,744,186
Spotless Brands, LLC	Revolver	247,189
Spruce Bidco II Inc.	Revolver	20,575,587
SS MSP Holdings, Inc.	Delayed Draw	7,350,427
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	2,319,574
Stack Sports Buyer, LLC	Delayed Draw	3,959,889
Stanton Carpet Corp.	Revolver	1,189,468
STCH Intermediate Inc.	Revolver	363,481
Stepping Stones Healthcare Services, LLC	Delayed Draw	2,900,000
Stepping Stones Healthcare Services, LLC	Revolver	2,000,000
Steward Partners Global Advisory, LLC	Delayed Draw	23,677,794
Steward Partners Global Advisory, LLC	Revolver	2,986,853
Summer Fridays, LLC	Revolver	2,592,593
Summit Buyer, LLC	Delayed Draw	9,016,304

Borrower	Type	Principal Amount
Summit Buyer, LLC	Delayed Draw	24,456,522
Summit Buyer, LLC	Revolver	5,706,522
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	19,175,224
Sun Acquirer Corp.	Delayed Draw	4,734,496
Sun Acquirer Corp.	Revolver	243,455
Superior Industries International, Inc.	Delayed Draw	1,089,448
Superman Holdings LLC	Delayed Draw	1,572,455
Superman Holdings LLC	Revolver	1,934,236
SureScripts LLC	Revolver	1,644,755
SureWerx Purchaser III, Inc.	Delayed Draw	1,000,000
SureWerx Purchaser III, Inc.	Revolver	217,330
SurfacePrep Buyer, LLC	Delayed Draw	1,571,400
SurfacePrep Buyer, LLC	Delayed Draw	748,620
SurfacePrep Buyer, LLC	Revolver	9,555,282
SV Newco 2, Inc.	Delayed Draw	4,742,187
SV Newco 2, Inc.	Revolver	4,687,501
SV-Areo Holdings, LLC	Delayed Draw	13,432,836
SW Ingredients Holdings, LLC	Delayed Draw	3,209,455
SWK Buyer, Inc.	Revolver	859,649
Swoop Intermediate III, Inc.	Delayed Draw	22,753,547
Swoop Intermediate III, Inc.	Revolver	7,584,516
Tamarack Intermediate, LLC	Revolver	2,639,509
Tango Bidco SAS	Delayed Draw	6,757,606
Tango Bidco SAS	Delayed Draw	4,114,903
Tango Bidco SAS	Delayed Draw	8,205,932
Tank Holding Corp.	Revolver	1,780,415
Tau Buyer, LLC	Delayed Draw	15,050,061
Tau Buyer, LLC	Revolver	7,064,314
TBRS, Inc.	Delayed Draw	3,510,638
TBRS, Inc.	Revolver	2,457,447

Borrower	Type	Principal Amount
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	395
Team Acquisition Corporation	Revolver	4,618,975
Team, Inc.	Delayed Draw	2,262,888
Telle Tire & Auto Service, LLC	Delayed Draw	224,161
Telle Tire & Auto Service, LLC	Revolver	61,889
TerSera Therapeutics, LLC	Revolver	531,828
Tex-Tech Industries, Inc.	Delayed Draw	502,598
The Arcticom Group, LLC	Delayed Draw	59,582
The Arcticom Group, LLC	Delayed Draw	101,276
The Arcticom Group, LLC	First Lien Term Loan	24,426
The Arcticom Group, LLC	Revolver	600,000
The Chartis Group, LLC	Delayed Draw	6,691,585
The Chartis Group, LLC	Revolver	3,345,792
The Colt Group Intermediate, LLC	Delayed Draw	810,294
The Colt Group Intermediate, LLC	Revolver	558,824
The Hiller Companies, Inc.	Delayed Draw	291,546
The Hiller Companies, Inc.	Revolver	1,592,565
The Ultimus Group Midco, LLC	Delayed Draw	4,820,114
The Ultimus Group Midco, LLC	Revolver	3,515,654
The Vertex Companies, Inc.	Delayed Draw	5,452,703
The Vertex Companies, Inc.	Revolver	260,870
The Vertex Companies, Inc.	Revolver	2,319,375
THG Acquisition, LLC	Delayed Draw	12,404,259
THG Acquisition, LLC	Revolver	5,586,981
Thunder Buyer, Inc.	Delayed Draw	3,098,852
Thunder Buyer, Inc.	Delayed Draw	2,953,632
Thunder Buyer, Inc.	Revolver	3,321,177
Thunder Purchase, Inc.	Delayed Draw	580,282
Thunder Purchase, Inc.	Revolver	372,364

Borrower	Type	Principal Amount
TickPick Intermediate Holdings, LLC	Revolver	344,253
TIDI Legacy Products, Inc.	Delayed Draw	10,597,713
TIDI Legacy Products, Inc.	Revolver	2,608,696
TIDI Legacy Products, Inc.	Revolver	5,012,940
TigerConnect, Inc.	Delayed Draw	329,987
TigerConnect, Inc.	Delayed Draw	18,495
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	666,667
Tilley Chemical Co., Inc.	Revolver	1,555,556
Time Manufacturing Acquisition, LLC	Revolver	296,172
Titan Group Holdco, LLC	Delayed Draw	6,125,644
Titan Group Holdco, LLC	Revolver	5,562,822
Titan Home Improvement, LLC	Delayed Draw	1,011,628
Titan Home Improvement, LLC	Revolver	843,024
Togetherwork Holdings, LLC	Delayed Draw	5,100,000
Top RX, LLC	Revolver	1,099,384
Trak Purchaser, Inc.	Revolver	652,939
Tribute Technology Holdings, LLC	Revolver	1,953,192
Tricentis Operations Holdings, Inc.	Delayed Draw	11,169,054
Tricentis Operations Holdings, Inc.	Revolver	4,716,981
Trilon Group, LLC	Delayed Draw	1,034,910
Trilon Group, LLC	Delayed Draw	6,179,419
Trilon Group, LLC	Delayed Draw	9,206,799
Trilon Group, LLC	Delayed Draw	1,165,621
Trilon Group, LLC	Revolver	326,709
Trilon Group, LLC	Revolver	799,232
Trimech Acquisition Corp	Revolver	437,848
Trintech, Inc.	Revolver	2,499,667
Tropical Bidco, LLC	Revolver	2,727,273
TPSI Receivables LLC	Revolver	1,651,217

Borrower	Type	Principal Amount
Troy Practice Management, LLC	Revolver	197,044
Truck-Lite Co., LLC	Delayed Draw	661,389
Truck-Lite Co., LLC	Delayed Draw	150,459
Truck-Lite Co., LLC	Delayed Draw	39,646,176
Truck-Lite Co., LLC	Delayed Draw	1,234,133
Truck-Lite Co., LLC	Delayed Draw	1,920,000
Truck-Lite Co., LLC	Revolver	1,365,645
Truck-Lite Co., LLC	Revolver	2,573,765
Truck-Lite Co., LLC	Revolver	2,698,365
Truck-Lite Co., LLC	Revolver	5,280,000
Trunk Acquisition, Inc.	Delayed Draw	671,041
Trunk Acquisition, Inc.	Revolver	3,693,049
Trystar, LLC	Delayed Draw	4,107,126
Trystar, LLC	Revolver	2,834,016
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,523
U.S. Signal Company, LLC	Delayed Draw	814,500
U.S. Signal Company, LLC	Revolver	406,500
U.S. Urology Partners, LLC	Delayed Draw	330,351
U.S. Urology Partners, LLC	Revolver	169,833
Ubeo, LLC	Revolver	2,226,595
Unison Risk Advisors Inc.	Delayed Draw	1,917,022
Unison Risk Advisors Inc.	Revolver	846,048
Unison Risk Advisors Inc.	Revolver	1,600,000
Unison Risk Advisors, Inc.	Delayed Draw	14,875,000
United Digestive MSO Parent, LLC	Delayed Draw	14,325,000
United Digestive MSO Parent, LLC	Delayed Draw	4,998,673
United Digestive MSO Parent, LLC	Revolver	4,791,397
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	17,163
United Flow Technologies Intermediate Holdco II, LLC	Revolver	660,114

Borrower	Type	Principal Amount
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	478,927
Unity Purchaser, LLC	Delayed Draw	1,405,317
Unity Purchaser, LLC	Revolver	409,338
Universal Marine Medical Supply International, LLC	Revolver	187,500
Universal Marine Medical Supply International, LLC	Revolver	259,000
Unlimited Technology Holdings, LLC	Revolver	3,556,815
UpStack Holdco Inc.	Delayed Draw	3,500,000
UpStack Holdco Inc.	Revolver	1,356,250
Urology Management Holdings, Inc.	Revolver	1,190,476
US Fitness Holdings, LLC	Delayed Draw	5,169,231
US Fitness Holdings, LLC	Revolver	403,846
US Fitness Holdings, LLC	Revolver	1,441,508
USIC Holdings, Inc.	Delayed Draw	4,412,780
USIC Holdings, Inc.	Revolver	4,768,312
USIC Holdings, Inc.	Revolver	905,092
USRP Holdings, Inc.	Delayed Draw	28,438,461
USRP Holdings, Inc.	Revolver	5,317,497
V Global Holdings LLC	Revolver	1,084,204
Valcourt Holdings II, LLC	Delayed Draw	3,167,796
Vale Insurance Services LLC	Revolver	1,935,484
Valence Surface Technologies	Delayed Draw	8,825,668
Valence Surface Technologies	Revolver	2,154,310
Valet Waste Holdings, Inc.	Revolver	46,431
Valicor PPC Intermediate I LLC	Revolver	105,830
Valkyrie Buyer, LLC	Delayed Draw	25,202,133
Valkyrie Buyer, LLC	Delayed Draw	7,017,544
Valkyrie Buyer, LLC	Revolver	2,280,702
Vamos Bidco, Inc.	Delayed Draw	3,814,752
Vamos Bidco, Inc.	Revolver	1,152,418
Vamos Bidco, Inc.	Delayed Draw	761,497

Borrower	Type	Principal Amount
Vamos Bidco, Inc.	Revolver	228,460
Vardiman Black Holdings, LLC	Delayed Draw	178,695
Vaxcare LLC	Revolver	250,000
Vehlo Purchaser, LLC	Delayed Draw	20,000,000
Vensure Employer Services, Inc.	Delayed Draw	15,986,793
Vertex Service Partners, LLC	Delayed Draw	3,273,222
Vertex Service Partners, LLC	Delayed Draw	4,662,633
Vertex Service Partners, LLC	Revolver	519,069
Vessco Midco Holdings, LLC	Delayed Draw	10,302,375
Vessco Midco Holdings, LLC	Delayed Draw	4,926,923
Vessco Midco Holdings, LLC	Revolver	8,822,021
VetEvolve Holdings, LLC	Delayed Draw	3,855,831
Viant Medical Holdings, Inc.	Delayed Draw	63,258
Victors Purchaser, LLC	Delayed Draw	6,176,586
Victors Purchaser, LLC	Revolver	2,162,967
Viper Bidco, Inc.	Delayed Draw	2,333,204
Viper Bidco, Inc.	Revolver	1,880,137
Visionary Buyer LLC	Delayed Draw	1,040,000
Visionary Buyer LLC	Delayed Draw	16,000,000
Visionary Buyer LLC	Revolver	3,000,000
Vital Care Buyer, LLC	Revolver	4,780,260
Viva 5 Group, LLC	Revolver	2,500,586
VPP Intermediate Holdings, LLC	Delayed Draw	4,099,338
VRC Companies, LLC	Delayed Draw	290,385
VRC Companies, LLC	Revolver	146
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,668,333
Vybond Buyer, LLC	Delayed Draw	5,257,009
Vybond Buyer, LLC	Revolver	3,942,757
W.A. Kendall and Company LLC	Delayed Draw	10,999,104

Borrower	Type	Principal Amount
W.A. Kendall and Company LLC	Revolver	1,026,025
W S Connelly Co, Inc.	Delayed Draw	830,040
Waldencast PLC	Revolver	1,751,357
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition LLC	Delayed Draw	5,203,737
Waternill Express, LLC	Delayed Draw	291,120
Waternill Express, LLC	Revolver	37,393
Waverly Advisors, LLC	Delayed Draw	4,413,135
Waverly Advisors, LLC	Revolver	407,549
Wealth Enhancement Group, LLC	Delayed Draw	22,235,921
Wealth Enhancement Group, LLC	Delayed Draw	402,970
Wealth Enhancement Group, LLC	Revolver	3,000,657
Wealth Enhancement Group, LLC	Revolver	906,041
Wealth Enhancement Group, LLC	Revolver	3,277,828
Web PT, Inc.	Revolver	495,536
Weber-Stephen Products, LLC	Revolver	568
West Star Aviation Acquisition, LLC	Delayed Draw	278,169
West Star Aviation Acquisition, LLC	Revolver	148,357
Wildcats Purchaser LLC	Delayed Draw	9,732,554
Wildcats Purchaser LLC	Revolver	3,869,048
Woodland Foods, LLC	Delayed Draw	445,726
Woolpert, Inc.	Delayed Draw	1,179,885
Woolpert, Inc.	Revolver	656,528
Woolpert, Inc.	Delayed Draw	553,031
Woolpert, Inc.	Revolver	1,475,463
World Associates Holdings, LLC	Delayed Draw	11,599,378
World Associates Holdings, LLC	Revolver	722,913
World Insurance Associates, LLC	Delayed Draw	1,264,363
World Insurance Associates, LLC	Delayed Draw	12,524,211
World Insurance Associates, LLC	Revolver	92,265

Borrower	Type	Principal Amount
Worldwide Insurance Network, LLC	Delayed Draw	1,138,974
Worldwide Insurance Network, LLC	Delayed Draw	2,669,014
WPP Bullet Buyer, LLC	Revolver	2,965,681
WRE Holding Corp.	Delayed Draw	4,993,277
WRE Holding Corp.	Revolver	7,970,661
WU Holdco, Inc.	Delayed Draw	14,701,500
WU Holdco, Inc.	Revolver	4,573,800
WU Holdco, Inc.	Revolver	57,769
Xactly Corporation	Revolver	337,224
Xactus, LLC	Revolver	3,468,750
YA Intermediate Holdings II, LLC	Delayed Draw	3,766,167
YA Intermediate Holdings II, LLC	Revolver	1,399,247
YLG Holdings, Inc.	Delayed Draw	19,046,096
YLG Holdings, Inc.	Revolver	6,333,333
YLG Holdings, Inc.	Revolver	293,389
Zavation Medical Products, LLC	Revolver	202,703
ZB Holdco LLC	Delayed Draw	1,657,056
ZB Holdco LLC	Revolver	144,331
Zephyr Buyer, L.P.	Revolver	3,000,000
Zeus Company LLC	Delayed Draw	1,454,183
Zeus Company LLC	Revolver	2,181,276
Zinc Buyer Corporation	Delayed Draw	2,394,171
Zone & Company Software Consulting LLC	Delayed Draw	2,406,282
Zone & Company Software Consulting LLC	Delayed Draw	106,592
Zone & Company Software Consulting LLC	Revolver	1,289,080
Zone Climate Services, Inc.	Delayed Draw	3,420,671
Zone Climate Services, Inc.	Revolver	266,133
Total		$5,404,107,610

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The fund did not have any repurchase agreements for the period ended June 30, 2025.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, amended effective April 23, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $5,800,000,000. Under the Facility, the Fund has term loans in the amount of $1,290,000,000 (“Term Loans”), may borrow up to an additional $3,407,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,102,500,000 on a delayed draw term loan (“DDTL”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $9,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 23, 2030, $817,500,000 of the Term Loans mature on 4/23/2031 and $472,500,000 of the Term Loans and DDTL mature on April 8, 2030.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of June 30, 2025.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. The Series B notes were paid off on June 20, 2025. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund priced additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, to be issued on July 2, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at June 30, 2025.

Series	Principal Outstanding June 30, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value June 30, 2025	Fair Value June 30, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$31,958	$10,339,390	$639,628,652	$638,057,255	4.10%	5.91%	March 28, 2027
A	250,000,000	Semi-Annual	11,710	1,674,908	248,313,382	245,406,637	4.10%	5.49%	March 28, 2027
C	130,000,000	Semi-Annual	205,335	909,058	128,885,607	130,199,973	5.50%	7.17%	July 19, 2026
D	10,000,000	Semi-Annual	15,789	68,063	9,916,148	10,015,383	5.50%	7.29%	July 19, 2026
E	130,000,000	Semi-Annual	317,328	1,056,839	128,625,833	131,152,614	5.61%	7.36%	July 19, 2027
F	160,000,000	Semi-Annual	545,022	2,570,833	156,884,145	162,547,365	5.72%	7.54%	July 19, 2029
G	40,000,000	Semi-Annual	136,261	636,447	39,227,292	40,636,841	5.72%	7.67%	July 19, 2029
H	34,000,000	Semi-Annual	45,970	(100)	33,954,130	34,207,052	7.06%	7.95%	December 6, 2025
I	95,000,000	Semi-Annual	677,827	(1,276,298)	95,598,471	99,187,867	7.10%	8.31%	December 6, 2027
I	10,000,000	Semi-Annual	42,841	(133,172)	10,090,331	10,440,828	7.10%	8.17%	December 6, 2027
J	141,000,000	Semi-Annual	1,390,648	(2,721,909)	142,331,261	151,320,984	7.17%	8.46%	December 6, 2029
K	115,200,000	Semi-Annual	355,268	(322,713)	115,167,445	116,913,854	6.75%	7.93%	August 4, 2026
L	304,800,000	Semi-Annual	1,591,174	(2,690,509)	305,899,335	318,829,916	6.77%	8.23%	August 4, 2028
M	114,000,000	Semi-Annual	699,063	(448,682)	113,749,619	121,416,320	6.81%	8.41%	August 4, 2030
N	66,000,000	Semi-Annual	449,845	805,242	64,744,913	71,678,606	6.99%	8.66%	August 4, 2033
O	85,000,000	Semi-Annual	347,358	(862,100)	85,514,742	87,288,588	7.04%	7.95%	January 20, 2027
O	27,000,000	Semi-Annual	11,334	(259,440)	27,248,106	27,726,963	7.04%	7.89%	January 20, 2027
P	224,000,000	Semi-Annual	1,268,399	(6,708,766)	229,440,367	237,703,925	7.06%	8.06%	January 20, 2029
Q	155,000,000	Semi-Annual	983,901	(4,497,439)	158,513,538	168,704,661	7.23%	8.27%	January 20, 2031
R	224,000,000	Semi-Annual	1,538,117	(5,150,363)	227,612,246	249,729,782	7.40%	8.41%	January 20, 2034
S	45,000,000	Semi-Annual	318,125	(1,358,049)	46,039,924	49,413,234	7.51%	8.59%	January 20, 2036
T	150,000,000	Semi-Annual	902,309	(3,367,015)	152,464,706	157,770,427	6.69%	7.64%	April 12, 2029
T	150,000,000	Semi-Annual	902,309	(3,104,041)	152,201,732	157,770,427	6.69%	7.62%	April 12, 2029
U	268,000,000	Semi-Annual	1,703,858	(3,912,884)	270,209,026	274,024,682	6.20%	6.80%	August 15, 2027
V	486,000,000	Semi-Annual	3,424,153	(10,990,382)	493,566,229	506,303,337	6.32%	7.06%	August 15, 2029
W	328,000,000	Semi-Annual	2,400,969	(7,499,050)	333,098,081	344,347,475	6.40%	7.21%	August 15, 2031
X	93,000,000	Semi-Annual	699,258	(1,219,997)	93,520,739	97,739,049	6.46%	7.34%	August 15, 2034
Y	195,000,000	Semi-Annual	1,480,954	(1,499,129)	195,018,175	199,823,446	6.51%	7.37%	August 15, 2036
Z	129,000,000	Semi-Annual	984,452	(1,153,286)	129,168,834	131,152,311	5.76%	6.46%	January 15, 2028
AA	160,500,000	Semi-Annual	1,286,774	(1,874,667)	161,087,893	164,842,292	5.85%	6.68%	March 14, 2030
BB	174,500,000	Semi-Annual	1,424,387	(1,591,495)	174,667,108	179,686,667	6.01%	6.81%	March 14, 2032
CC	91,000,000	Semi-Annual	752,726	386	90,246,888	93,357,450	6.13%	6.89%	March 14, 2035
DD	200,000,000	Semi-Annual	1,662,274	1,174,074	197,163,652	198,978,179	6.18%	6.83%	January 15, 2037
EE	-	Semi-Annual	-	(1,220,893)	1,220,893	-	5.42%	-	July 2, 2028
FF	-	Semi-Annual	-	(2,304,761)	2,304,761	-	5.58%	-	July 2, 2030
GG	-	Semi-Annual	-	(3,148,268)	3,148,268	-	5.80%	-	July 2, 2032
HH	-	Semi-Annual	-	(808,529)	808,529	-	5.95%	-	July 2, 2035
Total	$5,435,000,000		$28,607,696	$(50,888,697)	$5,457,281,001	$5,608,374,390

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 5.01% – 6.24%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At June 30, 2025, the Fund was in compliance with all covenants under the Note Agreements.

3. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$291,547,623	$23,669,873,435	$-	$23,961,421,058
Private Investment Vehicles	-	-	1,350,064,623	10,603,887,798	11,953,952,421
Collateralized Loan Obligations	-	25,285,339	105,932,143	-	131,217,482
Preferred Stocks	-	-	140,696,604	-	140,696,604
Common Stocks	109,346,822	-	51,567,758	-	160,914,580
Subordinated Debt	-	-	357,165,687	-	357,165,687
Warrants	-	-	978,949	-	978,949
Short-Term Investments	251,155,949	-	-	-	251,155,949
Total Investments, at fair value	$360,502,771	$316,832,962	$25,676,279,199	$10,603,887,798	$36,957,502,730

Other Financial Instruments[1]
Forward Contracts	$-	$9,754,962	$-	$-	$9,754,962
Swap Contracts	-	70,123,937	-	-	70,123,937
Total Assets	$360,502,771	$396,711,861	$25,676,279,199	$10,603,887,798	$37,037,381,629
Liabilities
Other Financial Instruments[1]
Forward Contracts	$-	$49,004,017	$-	$-	$49,004,017
Swap Contracts	-	19,235,240	-	-	19,235,240
Total Liabilities, at fair value	$-	$68,239,257	$-	$-	$68,239,257

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2025	$21,107,166,018	$112,691,338	$88,717,219	$138,955,223	$433,778,893	$1,191,730	$50,463,752	$21,932,964,173
Purchases	5,781,106,370	1,237,216,512	16,080,000	416,112	29,190,173	-	3,322,428	7,067,331,595
Sales/Paydowns	(2,720,196,362)	-	-	(312,308)	(124,679,277)	-	(2,433,231)	(2,847,621,178)
Realized gains (losses)[1]	(38,396,212)	-	-	-	6,736,875	-	(1)	(31,659,338)
Original issue discount and amendment fees	(1,440,654)	(4,914,833)	-	-	-	-	-	(6,355,487)
Accretion	11,837,444	-	9,991	-	225,135	-	-	12,072,570
Change in Unrealized appreciation (depreciation)	154,948,525	5,070,731	(4,156,856)	1,381,845	11,913,888	(212,781)	470,542	169,415,894
Transfers In2	89,770,291	875	23,013,979	255,732	-	-	-	113,040,877
Transfers Out[3]	(714,921,985)	-	(17,732,190)	-	-	-	(255,732)	(732,909,907)
Balance as of June 30, 2025	$23,669,873,435	$1,350,064,623	$105,932,143	$140,696,604	$357,165,687	$978,949	$51,567,758	$25,676,279,199
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2025	$144,748,861	$5,070,731	$(327,359)	$1,381,845	$15,256,043	$(212,781)	$470,542	$166,387,882

[1]	Senior Secured Loans includes paydown gains (losses) of $9,584,894.
[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments. This amount also includes transfers between categories
[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments. This amount also includes transfers between categories.

4. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the period ended June 30, 2025 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2025
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$82,087,402	$-	$-	$1,743,531	$-	$(902,139)	$81,185,263

[1]	Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.